Exhibit 99.10

Default as of 06/02/2016 09:46

JPM Loan ID	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Alternative Condition Grade	Status	Condition Custom Description	Cleared Date	Compensating Factors	Lender Response	Loan Status	Moody's Final Exception Level Grade	Fitch Final Exception Level Grade	S&P Final Exception Level Grade	Kroll Final Exception Level Grade	DBRS Final Exception Level Grade
110826493	128823	11/20/2014	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $850,000 is supported. No CDA provided.	09/23/2015
Low DTI - 20.53% DTI on fully documented file. Program allows DTI to 43%.; Excellent verified credit history - 745/793 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates to 7/1992.
											12/5/14 - Received 3rd Party Desk Review that reflects original appraisal value of $850,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Funded	A	A	A	A	A
110826493	128824	11/20/2014	Compliance	Missing Right of Rescission	ROR 0001	1	Closed
Missing Right of Rescission signed by both borrowers. Subject is refinance of construction loan on primary residence and final 1003 (pg 194) reflects subject has been primary residence for the past 3 months. No evidence that borrower was given 3 day rescission period.
									09/25/2015
Low DTI - 20.53% DTI on fully documented file. Program allows DTI to 43%.; Excellent verified credit history - 745/793 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates to 7/1992.

5/13/15 - Received two copies of executed RORs on both borrowers to confirm lender opened rescission period up with borrower executing the ROR on 5/5/15 and expiring the rescission period on midnight of 5/8/15. Additionally, there is an acknowledgment from both borrowers that they elect to not cancel. ROR 0001 Exception Cleared.
												Funded	A	A	A	A	A
110826493	128848	11/20/2014	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Closing protection letter was not provided in the file.	09/25/2015
Low DTI - 20.53% DTI on fully documented file. Program allows DTI to 43%.; Excellent verified credit history - 745/793 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates to 7/1992.
											12/22/14 - Received copy of CPL. TITL 0005 Exception Cleared.	Funded	A	A	A	A	A
110826493	128855	11/20/2014	Compliance	RESPA Violation - Initial Disclosures were not provided within 3 - business days of Application	RESPA 0015	1	Closed
Initial 1003 (pg 194) is undated by loan officer but signed by borrower on 10/8/2014. Credit report (pg 343) is dated 9/30/2014. Review used 9/30/2014 as application date. Initial disclosures are dated 10/6/2014 which is not within 3 days of application date. RESPA application date is not documented in the file.  The Initial Disclosure Date (2014-10-06) is more than 3 business days from the Application Date (2014-09-30). Three business days from the Application Date is (2014-10-03). Under Regulation Z, a lender must make good faith estimates of the disclosures required by 12 CFR 1026.18 and deliver or place them in the mail not later than the 3rd business day after a lender receives a consumer's application. (12 CFR 1026.19(a)(1))
									09/25/2015
Low DTI - 20.53% DTI on fully documented file. Program allows DTI to 43%.; Excellent verified credit history - 745/793 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates to 7/1992.

12/22/14 - Received original credit report and initial 1003 for original construction loan. Missing evidence of initial application date for subject transaction to confirm confirm disclosures dates. Missing evidence of RESPA effective application date for subject transaction.  Copies of blank 1003s in file.  Only executed 1003s provided are original  Construction loan application and final 1003 (consummation date).  No Exception Cleared. RESPA 0015 Exception Remains.;
1/6/14 - Received fully executed and dated Initial 1003. Lenders signature date used for initial application date. Initial Disclosures were  provided within 3 business days of application date. RESPA 0015 Exception Cleared.
												Funded	A	A	A	A	A
110826493	128865	11/20/2014	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed
Per lender guidelines pay stubs covering a 30 day period and 2 years of W2s are required. Missing pay stubs from Employer for current 30 day period and 2013 and 2012 W2s.3rd Party Verification was provided in file (pg 357) and used for income calculation in lieu of required documentation.
									09/23/2015
Low DTI - 20.53% DTI on fully documented file. Program allows DTI to 43%.; Excellent verified credit history - 745/793 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates to 7/1992.
											1/8/15 - Received 30 day paystubs for B1. Received 2012 and 2013 W2s on 01/06/14. Income used to qualify is supported by both paystubs and W2s provided. CRED 0082 Exception Cleared.	Funded	A	A	A	A	A
110826493	128867	11/20/2014	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed	Missing certificate of occupancy required for new construction.	09/23/2015
Low DTI - 20.53% DTI on fully documented file. Program allows DTI to 43%.; Excellent verified credit history - 745/793 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates to 7/1992.

4/29/15 - Received a copy of a letter from the City   that states: "The City does not issue Certificates of Occupancy to properties outside the city limits". The letter is signed by Representative for City Building Inspection. No evidence provided that a final inspection was provided by permitting either.  No COO available. PROP 0012 Exception Cleared.
												Funded	A	A	A	A	A
110826493	128876	11/20/2014	Compliance	RESPA Disclosure(s) is Deficient	COMP 0017	1	Closed	Missing evidence Affiliated Business Disclosure was provided to borrower within 3 days of application or provide evidence that lender has no affiliated relationships which require disclosure.	09/23/2015
Low DTI - 20.53% DTI on fully documented file. Program allows DTI to 43%.; Excellent verified credit history - 745/793 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates to 7/1992.

12/17/14 - Lender attached a fifteen page document that appears to include other documents for other outstanding exceptions. Page 15 is a letter of explanation stating: "Lender has no such Affiliated Business Disclosure and no business affiliates whose relations with us would need to be disclosed to the borrower in the disclosure package provided to them." COMP 0017 Exception Cleared.
												Funded	A	A	A	A	A
110826493	128877	11/20/2014	Credit	Final 1003 Application is Incomplete	APP 0002	1	Closed	Final 1003 REO schedule (pg 196) lists subject with a Property Status of S "Sold". No indication that subject is Sold. Final 1003 signed by borrower and loan officer should reflect correct data.	09/23/2015
Low DTI - 20.53% DTI on fully documented file. Program allows DTI to 43%.; Excellent verified credit history - 745/793 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates to 7/1992.

9/23/15 - Received response from lender: "1003 with income corrections acknowledged by borrower as required for remaining outstanding condition." Attached are pages 1-3 of 4 of the corrected 1003/Application. Executed copy of pg 4 of the original 1003/Application was presented in the original loan file and did not disclose any information, thus copy presented is considered complete. The Lender did not list the commercial property that is listed on the borrowers 1040 Schedule E on the REO schedule since documentation presented via Stips evidences the borrowers business is liable for the debt. APP 0002 Exception Cleared.
												Funded	A	A	A	A	A
110826493	128878	11/20/2014	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	1	Closed
Schedule E of tax returns for 2013 (pg 375) lists a commercial property which reflects a net rental loss and evidence of a mortgage. No documentation of this property provided in the file. Tax returns (pg 401) indicate that this property is held by Business. Missing K1s and tax returns for Business to confirm borrowers ownership and possible liability. Missing mortgage history reflecting a 0x30 payment history for mortgage noted on Sch E rental statement. If borrower has retained property additional documentation may be required to meet Appendix Q requirements. Final credit and DTI is incomplete pending verification of this property.
									09/21/2015
Low DTI - 20.53% DTI on fully documented file. Program allows DTI to 43%.; Excellent verified credit history - 745/793 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates to 7/1992.

9/18/15 - Received response from lender: "Commercial Notes". Attached are copies of 2 promissory notes and the corresponding modification agreements dated pre-consummation to evidence the borrowers are not personally liable for loans on the non-subject commercial property that is reflected on the borrowers 1040 Schedule E. The non-subject commercial property PITI was excluded in qualifying. Borrowers 1040 Schedule E reports mortgage interest paid (pg 375) for non-subject commercial property.   Post-consummation dated CPA letter is in support of the 1040 Income Tax Returns and commercial property promissory notes and modification agreements that were obtained pre-consummation. Promissory notes, modification agreements, and post-consummation dated CPA letter satisfactorily documents that the borrowers are not personally liable for the non-subject commercial property debt that was excluded in qualifying. Verification of loan not required since the debt was excluded in qualifying.  CRED 0096 Exception Cleared.;
												Funded	A	A	A	A	A
110826493	128880	11/20/2014	Credit	Questionable continuation of income	CRED 0045	1	Closed	3rd Party Verification (pg 357) does not state that Commission and Bonus income used to qualify will continue. Missing written verification of likelihood of bonus and commission continuance.	09/23/2015
Low DTI - 20.53% DTI on fully documented file. Program allows DTI to 43%.; Excellent verified credit history - 745/793 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates to 7/1992.

4/29/15 - 3rd Party Verification provides information regarding length on tenure and compensation but it does not elude to whether or not employment or type of compensation will continue. Because B1 been employed by Company for several years and has received such compensation during this employment, it is expected that this compensation will continue. Evidence of history of receipt is supportive of continuance. CRED 0045 Exception Cleared.
												Funded	A	A	A	A	A
110826493	128890	11/21/2014	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed
UPDATED EXCEPTION:
Lender provided evidence of borrowers receipt of $120,000 gift with saving account printout (pg 467) from Bank 2 for account XXXX. Missing two months of bank statements for this account to confirm sufficient assets available for closing and reserves.  Final asset and reserve calculations are not complete pending full verification of asset documentation.  CRED 0083 Exception Remains.

ORIGINAL EXCEPTION:
Asset documentation is deficient for the following:
1) Borrower assets documented with Bank 1 printout (pgs 468-479) for account A. Statements provided do not reflect complete activity for transfers shown into account. Large deposits on 9/18/2014 (pg 475) for $7000 and $4000, and on 10/16/2014 (pg 471) for $18,000 and $7000 were not fully sourced. Notes indicate these were Transfers from other accounts, however the source of these funds could not be verified to belong to the borrower.
2) Lender provided evidence of borrowers receipt of $120,000 gift with saving account printout (pg 467) from Bank 2. Missing two months of bank statements for Bank 2 savings account XXXX.  Final asset and reserve calculations are not complete pending full verification of asset documentation.
									07/30/2015
Low DTI - 20.53% DTI on fully documented file. Program allows DTI to 43%.; Excellent verified credit history - 745/793 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates to 7/1992.

7/30/15 - Missing two months bank statements for savings account that gifted funds totaling $120,000 was deposited into on 10/20/14. Lender states account is new and does not have the required 2 months bank statements. Savings account printout dated 10/24/14 (pg 467) confirms account is new based on Balance Last Statement of $0, opening deposit of $120,000, and no other activity. 2 months statements is not available or required for new account.  CRED 0083 Exception Cleared.
												Funded	A	A	A	A	A
110826493	128891	11/21/2014	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed	Sch E (pg 376) lists Partnership. Missing K1s to confirm ownership percentage. If greater than 25% business returns will be required.	09/23/2015
Low DTI - 20.53% DTI on fully documented file. Program allows DTI to 43%.; Excellent verified credit history - 745/793 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates to 7/1992.
											12/22/14 - Received 2013 and 2012 K-1s for Partnership reflecting borrower has 0.000673% ownership, thus no Partnership returns are required. CRED 0087 Exception Cleared.	Funded	A	A	A	A	A
110826493	128893	11/21/2014	Credit	Income Calculation Discrepancy	CRED 0084	1	Closed
Lender qualified borrower on income of $XXXX per 1008 (pg 207) and Approval (pg 221). Lender income worksheets (pg 359) were completed incorrectly. Lender average Commission income was average over 24.3 months. Correct months were 33.3 months per VOE (pg 357). Lender commission income is $XXXX/mo. Review commission income is $XXXX based on conservative calculation of 36 month average.  DTI increased by 5.55%. Increased DTI remains under 43% maximum allowed.
									05/06/2015
Low DTI - 20.53% DTI on fully documented file. Program allows DTI to 43%.; Excellent verified credit history - 745/793 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates to 7/1992.

5/6/15 - Received lender request to reconfirm if exception required specific documentation. ** Determined no specific documentation is required. Lender income calculation just resulted in a discrepancy, resulting in the lender approval reflecting a DTI of 14.98%.  Review DTI is 25.35% based on Review income calculation remains well within qualifying.  No other documentation is deemed necessary.  Cleared CRED 0084 Exception.
												Funded	A	A	A	A	A
110826493	128894	11/21/2014	Property	Appraisal is Incomplete	APPR 0002	1	Closed
Appraisal is deficient for the following: 1) No cost approach was developed in appraisal (pg 520) other than site value. Appraiser did not provide explanation for providing no cost approach. 2) Appraisal reflects subject has a 3200 square foot shop with apartment. Missing exterior and interior photos of shop building and separate apartment.

									09/23/2015
Low DTI - 20.53% DTI on fully documented file. Program allows DTI to 43%.; Excellent verified credit history - 745/793 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates to 7/1992.

1/14/15 - Received statement from lender of: "Corrected appraisal." Lender attached an appraisal reflecting the following updates: 1) Cost approach was developed 2) Exterior and interior photos of shop building and separate apartment added (pgs 12 to 13). Corrected appraisal provided has complete subject exterior photos (pg 11) and comparable photos (pgs 14 to 15). APPR 0002 Exception Cleared.
												Funded	A	A	A	A	A
110826493	128895	11/21/2014	Property	Proximity of Comparables to Subject Property is Unacceptable	APPR 0007	1	Closed
Subject value is not well supported by comparables provided for the following:
1) Comp distances range from .53 miles to 8.20 miles from subject. Only Comp 1 is within 1 mile and it sold 11 months prior.  All other comps range from 4.99 to 8.52 miles from subject. Subject is rural property and appraiser states it was very difficult to find comps in the area as the subject is in a sparsely populated area with high percentage of agricultural land use.
2) Subject value is 173% above the predominant value of $311,000. Appraiser did not directly comment on predominate value. Value is near the upper price boundary for subject county.
									12/05/2014
Low DTI - 20.53% DTI on fully documented file. Program allows DTI to 43%.; Excellent verified credit history - 745/793 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates to 7/1992.
											12/5/14 - Received 3rd Party Desk Review that reflects original appraisal value of $850,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0007 Exception Cleared.	Funded	A	A	A	A	A
300016189	164433	06/11/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $570,000 is supported. No post closing CDA provided.	08/25/2015
Substantial verified employment history - Borrower has been employed for xx years. Co-borrower has been employed for xx years with present employer.; Substantial verified reserves - Per guidelines, 12 months PITI reserves required, verified 22 months.; Excellent verified credit history - Borrower has long term established credit history since 1996 with mortgage history paid 0x30 for 55 months reviewed and all consumer credit reflected to be paid 0x30 and 768/781 FICO scores.; Low DTI - 25.44% DTI on fully documented file. 43% maximum DTI allowed per guidelines.

6/12/15 - Received 3rd Party Desk Review that reflects original appraisal value of $570,000 is supported. Value confirmed by CDA which is performed by licensed appraiser.** APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300016189	164437	06/11/2015	Compliance	Borrower(s) did not receive Notice to Home Loan Applicant	FACT 0001	1	Closed	Missing evidence the borrowers received the Notice to Home Applicant disclosure within 3 business days of application.	06/17/2015
Substantial verified employment history - Borrower has been employed for xx years. Co-borrower has been employed for xx years with present employer.; Substantial verified reserves - Per guidelines, 12 months PITI reserves required, verified 22 months.; Excellent verified credit history - Borrower has long term established credit history since 1996 with mortgage history paid 0x30 for 55 months reviewed and all consumer credit reflected to be paid 0x30 and 768/781 FICO scores.; Low DTI - 25.44% DTI on fully documented file. 43% maximum DTI allowed per guidelines.

6/16/15 - Received response from lender of: "Please allow this (memo) to serve as evidence that the FACTA Notice to Loan Applicant disclosure has been provided to the borrower(s). This notice is sent directly to the borrower(s) from the credit reporting bureau. FACT 0001 Exception Cleared.
												Approved	A	A	A	A	A
300016189	164438	06/11/2015	Compliance	Borrower(s) Did Not Receive "Right to Receive Credit Scores"	FACT 0002	1	Closed	Missing evidence the borrowers received the Right to Receive Credit scores disclosure within 3 business days of application.	06/18/2015
Substantial verified employment history - Borrower has been employed for xx years. Co-borrower has been employed for xx years with present employer.; Substantial verified reserves - Per guidelines, 12 months PITI reserves required, verified 22 months.; Excellent verified credit history - Borrower has long term established credit history since 1996 with mortgage history paid 0x30 for 55 months reviewed and all consumer credit reflected to be paid 0x30 and 768/781 FICO scores.; Low DTI - 25.44% DTI on fully documented file. 43% maximum DTI allowed per guidelines.

6/16/15 - Received response from lender of: "right to receive credit score." Attached is Welcome letter which shows under page 2 the Fair Credit. Also attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower. 1st screenshot shows date disclosures were sent out (#25-Init Disclosure). 2nd screenshot shows what disclosures where sent to borrower via e-mail". Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date of 04/28/15. Application date is 04/28/15, thus disclosures were sent within 3 business days and proof borrower received notice of "right to receive credit scores". ** FACT 0002 Exception Cleared.
												Approved	A	A	A	A	A
300016189	164454	06/11/2015	Compliance	Finance charge under disclosed	COMP 0001	1	Closed
UPDATED EXCEPTION: Received Itemization of Amount Finance reflecting $400 Settlement/Close Fee and $10 E-File fee or $420 that was included in prepaid finance charges. Final HUD1 does not detail all title charges. HUD1 Line 1101 total $1210 (pg 362), includes $50 Title Insurance, $350 Title Exam, and $75 Abstract/Search Fee. Difference of $735 was applied to prepaid finance charges for compliance testing, thus resulted in the $315 under disclosure. The disclosed finance charge ($307,626.00) is ($316.69) below the actual finance charge($307,942.69). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).

UPDATED EXCEPTION: Loan is under disclosed $315. $5000 Seller Credit reflected on HUD1 line 206 applied per corrected copy of seller credit detail received from settlement agent. Some fees credited do not affect finance charges. Unable to determine cause for the under disclosure due to missing TIL Itemization of Amount Financed. The disclosed finance charge ($307,626.00) is ($316.69) below the actual finance charge($307,942.69). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).

UPDATED EXCEPTION:
Based on the received HUD Itemization of Borrower's Charges, finance charges are still underdisclosed but for a lower amount of $1225.56. Some of the credits applied does not affect finance charges. Unable to determine underdisclosure due to missing TIL itemization. The disclosed finance charge ($307,626.00) is ($1,227.25) below the actual finance charge($308,853.25). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).

ORIGINAL EXCEPTION:
Finance charges are under disclosed by $2,498.50. Page 1 of the HUD (pg 361) seller paid closing costs of $5,000, however missing a breakdown of fees paid. Credit is not sufficient to cover all closing costs. Seller credit breakdown is required. The disclosed finance charge ($307,626.00) is ($2,498.50) below the actual finance charge($310,124.50). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).
									08/26/2015
Substantial verified employment history - Borrower has been employed for xx years. Co-borrower has been employed for xx years with present employer.; Substantial verified reserves - Per guidelines, 12 months PITI reserves required, verified 22 months.; Excellent verified credit history - Borrower has long term established credit history since 1996 with mortgage history paid 0x30 for 55 months reviewed and all consumer credit reflected to be paid 0x30 and 768/781 FICO scores.; Low DTI - 25.44% DTI on fully documented file. 43% maximum DTI allowed per guidelines.

8/26/15 - Received a copy of the Final HUD1 with Itemization of Title Services and Itemization of Seller Credit. Itemization of Title Services is signed and stamped certified by the Settlement Agent. Itemization of Seller Credit is signed by the Settlement Agent. ** Title charges captured per settlement agents itemization cures the under-disclosure. COMP 0001 Exception Cleared.
												Approved	A	A	A	A	A
300022117	166891	06/20/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office. No closing instructions provided.
									10/15/2015
Substantial verified reserves - Post closing reserves of $163,307.46. 33.96 months of verified PITI reserves. 12 months PITI reserves required per guidelines. ; Excellent verified credit history - 816 qualifying score exceeds minimum 720 score as required per guidelines. No derogatory credit. Credit file dates back to 3/1990. ; Low DTI - DTI of 14.66% is well below allowable DTI of 43% per guidelines.
											7/1/15- Received 10 pg copy of signed/notarized 6/3/15 Mortgage matching subject property address in Iowa in the amount of $696,000.00, recorded on 6/8/15. DEED 0049 Exception cleared.	Funded	A	A	A	A	A
300022117	166901	06/20/2015	Compliance	Right of Recission Is Not on Correct Form	ROR 0011	2	Acknowledged
Right of Recession (pg 243, 244) is on H8 form. Refinance is a Lender to Lender refinance and should be performed on the H-9 form.  While no new funds were advanced it is a Lender to Lender refinance, thus H-9 form should be used.

Substantial verified reserves - Post closing reserves of $163,307.46. 33.96 months of verified PITI reserves. 12 months PITI reserves required per guidelines. ; Excellent verified credit history - 816 qualifying score exceeds minimum 720 score as required per guidelines. No derogatory credit. Credit file dates back to 3/1990. ; Low DTI - DTI of 14.66% is well below allowable DTI of 43% per guidelines.
												Funded	B	B	B	B	B
300022117	166903	06/20/2015	Compliance	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	Missing evidence those borrowers was provided with Affiliated Business Disclosure within 3 days of loan application date, or provide evidence that Lender has no affiliations to disclose.	08/27/2015
Substantial verified reserves - Post closing reserves of $163,307.46. 33.96 months of verified PITI reserves. 12 months PITI reserves required per guidelines. ; Excellent verified credit history - 816 qualifying score exceeds minimum 720 score as required per guidelines. No derogatory credit. Credit file dates back to 3/1990. ; Low DTI - DTI of 14.66% is well below allowable DTI of 43% per guidelines.

8/27/15 - Received response from lender of: "No Affiliates". Attached is a memo on lender letterhead stating: "Lender does not have any affiliated businesses and therefore does not provide an Affiliated Business Disclosure". ** Lender confirms there are no affiliates to disclose, thus no affiliated business disclosure required. COMP 0010 Exception Cleared.
												Funded	A	A	A	A	A
300022117	166904	06/20/2015	Property	Missing Final 442 Certificate of Completion with Final Photos	APPR 0032	1	Closed	Appraisal completed "Subject To" completions per plans and specs. Missing 1004D/Form 442 with photos indicating subject is 100% complete.	09/22/2015
Substantial verified reserves - Post closing reserves of $163,307.46. 33.96 months of verified PITI reserves. 12 months PITI reserves required per guidelines. ; Excellent verified credit history - 816 qualifying score exceeds minimum 720 score as required per guidelines. No derogatory credit. Credit file dates back to 3/1990. ; Low DTI - DTI of 14.66% is well below allowable DTI of 43% per guidelines.
											1004D/Form 442 with photos indicating subject is 100% complete.	Funded	A	A	A	A	A
300022117	166905	06/20/2015	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed	Missing Certificate of Occupancy required for new construction.	09/22/2015
Substantial verified reserves - Post closing reserves of $163,307.46. 33.96 months of verified PITI reserves. 12 months PITI reserves required per guidelines. ; Excellent verified credit history - 816 qualifying score exceeds minimum 720 score as required per guidelines. No derogatory credit. Credit file dates back to 3/1990. ; Low DTI - DTI of 14.66% is well below allowable DTI of 43% per guidelines.
											7/1/15- Received copy of Certificate of Occupancy from the City Building Department, signed and dated by building inspector and Zoning Administrator. PROP 0012 Exception cleared.	Funded	A	A	A	A	A
300022117	166906	06/20/2015	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing Closing Protection Letter issued by title insurer.	09/22/2015
Substantial verified reserves - Post closing reserves of $163,307.46. 33.96 months of verified PITI reserves. 12 months PITI reserves required per guidelines. ; Excellent verified credit history - 816 qualifying score exceeds minimum 720 score as required per guidelines. No derogatory credit. Credit file dates back to 3/1990. ; Low DTI - DTI of 14.66% is well below allowable DTI of 43% per guidelines.
											7/1/15 - Received response from Lender,"In the state of Iowa banks close their own loans so there is not a closing protection letter." Loan closed by Lender. TITL 0005 Exception Cleared.	Funded	A	A	A	A	A
300022117	167098	06/21/2015	Credit	Missing Credit Package	CRED 0038	1	Closed
Note (pg 217) is signed by non-borrowing spouse. No signed 1003 application or credit report provided for non-borrowing spouse, listed as coborrower on Note. Complete application and credit package is required for all borrowers who sign the note.
									07/06/2015
Substantial verified reserves - Post closing reserves of $163,307.46. 33.96 months of verified PITI reserves. 12 months PITI reserves required per guidelines. ; Excellent verified credit history - 816 qualifying score exceeds minimum 720 score as required per guidelines. No derogatory credit. Credit file dates back to 3/1990. ; Low DTI - DTI of 14.66% is well below allowable DTI of 43% per guidelines.

7/1/15 - Received response from lender of: "Note". Attached is a corrected copy of the borrower executed Note. Corrected Note was not executed by the non-borrowing spouse, thus no credit documentation required for non-borrowing spouse. ** CRED 0038 Exception Cleared.
												Funded	A	A	A	A	A
300022117	167101	06/21/2015	Compliance	Note has not been properly excecuted and Missing Name Affidavit	NOTE 0047	1	Closed
Copy of Note (pg 217) is signed by borrower as typed. Non-borrowing spouse has signed Note on page 219, however was not listed as borrower on the Note. No explanation provided for non-borrowing spouse signing the Note.
									07/07/2015
Substantial verified reserves - Post closing reserves of $163,307.46. 33.96 months of verified PITI reserves. 12 months PITI reserves required per guidelines. ; Excellent verified credit history - 816 qualifying score exceeds minimum 720 score as required per guidelines. No derogatory credit. Credit file dates back to 3/1990. ; Low DTI - DTI of 14.66% is well below allowable DTI of 43% per guidelines.

7/1/15 - Received corrected copy of the borrower executed Note. Corrected Note was not executed by the non-borrowing spouse, thus confirms no co-borrower. ** Based on corrected Note the non-borrowing spouse is to be deleted as co-borrower. Exception cleared with pending deletion of co-borrower. ** NOTE 0047 Exception Cleared.
												Funded	A	A	A	A	A
300022117	167104	06/21/2015	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing evidence borrower was provided with Patriot Act Disclosure.	07/01/2015
Substantial verified reserves - Post closing reserves of $163,307.46. 33.96 months of verified PITI reserves. 12 months PITI reserves required per guidelines. ; Excellent verified credit history - 816 qualifying score exceeds minimum 720 score as required per guidelines. No derogatory credit. Credit file dates back to 3/1990. ; Low DTI - DTI of 14.66% is well below allowable DTI of 43% per guidelines.
											7/1/15- Received copy of disclosure dated 3/27/15 providing Patriot Act disclosure information. COMP 0006 Exception cleared	Funded	A	A	A	A	A
300022117	167105	06/21/2015	Credit	Missing Construction Draw Schedule and/or Supporting Documentation	CR 0005	1	Closed
AMENDED EXCEPTION: Subject property lot was acquired separately from Residential Dwelling Construction contract. Title Commitment dated 3/27/15 (pg 250) states property was conveyed to the current title holders by Warranty Deed filed 11/26/14. Original appraisal report (pg 7) reflects prior transfer in the amount of $136,400 with borrower listed as current owner. Per guidelines: "If the lot is acquired separately, the borrower must also provide t.a copy of the recorded deed with the date of filing (if applicable) and one of the following: copy of the lot purchase agreement or contract for deed, owners title policy, or HUD-1 settlement statement.

ORIGINAL EXCEPTION: Subject is refinance of construction loan on newly constructed home. Missing copy of purchase contract or construction statement (cost breakdown) signed by the borrower and builder, as required per lender guidelines.
									08/20/2015
Substantial verified reserves - Post closing reserves of $163,307.46. 33.96 months of verified PITI reserves. 12 months PITI reserves required per guidelines. ; Excellent verified credit history - 816 qualifying score exceeds minimum 720 score as required per guidelines. No derogatory credit. Credit file dates back to 3/1990. ; Low DTI - DTI of 14.66% is well below allowable DTI of 43% per guidelines.
											8/19/15 Received from lender recorded Warranty deed dated 11/26/14 and lot purchase agreement. CR 0005 Exception cleared.;	Funded	A	A	A	A	A
300022117	167124	06/22/2015	Property	Appraisal is Incomplete	APPR 0002	1	Closed
Appraisal report is incomplete due to the following: 1) Subject value is above predominant value of $349,000 by $521,000. Variance above predominate value is 149%. Appraiser did not make any comments addressing predominate value or indicate if subject is an over improvement. 2) Comp distances range from .70 miles to 3.43 miles from subject. Only Comp 1 is within 1 mile of subject and its adjusted value does not support the value. 2 of 3 comps are over 2 miles from subject. Inadequate narrative provided for lack of similar comps within a reasonable distance from subject. 3) Sold comps reflect sale dates within the past 21 months. No Comp sold within the past 6 months. No narrative from appraiser addressing excessive age of comps. 4) Subject GLA is 3638 square feet. Comp square footage ranges from 2851 to 3288. Appraiser provided no narrative addressing the lack of comps with similar above grade square footage.  Appraiser has not adequately addressed predominate value, excessive age of comps, excessive distance from subject and inability to bracket subject GLA.
									09/22/2015
Substantial verified reserves - Post closing reserves of $163,307.46. 33.96 months of verified PITI reserves. 12 months PITI reserves required per guidelines. ; Excellent verified credit history - 816 qualifying score exceeds minimum 720 score as required per guidelines. No derogatory credit. Credit file dates back to 3/1990. ; Low DTI - DTI of 14.66% is well below allowable DTI of 43% per guidelines.
											6/19/15 - Received 3rd Party Desk Review that reflects original appraisal value of $870,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0002 Exception Cleared.	Funded	A	A	A	A	A
300022117	167126	06/22/2015	Property	Placeholder for Previously Provided Third-Party Appraisal Review	PROP 0014	1	Closed	Missing 3rd Party Appraisal Review	06/23/2015
Substantial verified reserves - Post closing reserves of $163,307.46. 33.96 months of verified PITI reserves. 12 months PITI reserves required per guidelines. ; Excellent verified credit history - 816 qualifying score exceeds minimum 720 score as required per guidelines. No derogatory credit. Credit file dates back to 3/1990. ; Low DTI - DTI of 14.66% is well below allowable DTI of 43% per guidelines.
											6/19/15 - Received 3rd Party Desk Review that reflects original appraisal value of $870,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. PROP 0014 Exception Cleared.	Funded	A	A	A	A	A
300022117	167127	06/22/2015	Compliance	Missing Change of Circumstance Form	RESPA 0005	1	Closed
Missing Changed Circumstance documentation for the redisclosed GFE dated 5/18/2015 reflecting an increase in fees (pg 171) and GFE dated 5/19/2015 reflecting initial rate lock (pg 171). Changed Circumstance documents to be dated within 3 days prior to redisclosure dates.
									08/19/2015
Substantial verified reserves - Post closing reserves of $163,307.46. 33.96 months of verified PITI reserves. 12 months PITI reserves required per guidelines. ; Excellent verified credit history - 816 qualifying score exceeds minimum 720 score as required per guidelines. No derogatory credit. Credit file dates back to 3/1990. ; Low DTI - DTI of 14.66% is well below allowable DTI of 43% per guidelines.

8/19/15 - Received Changed Circumstance that corresponds with re-disclosed GFEs. GFE dated 5/18/2015 was provided due to Final Inspection fees were added and  GFE dated 5/19/2015 was provided to reflect rate lock. RESPA 0005 Exception Cleared.
												Funded	A	A	A	A	A
300022117	167129	06/22/2015	Credit	Unacceptable Mortgage History	CRED 0001	1	Closed
VOR (pg 115) verified 22 months of history starting in 8/2013 to current with no late payments. 1003 (pg 31) reflects borrower owned prior home, however no prior mortgage reporting on credit report (pg 45). Missing housing history for 6/2013 to 7/2013 to complete 24 month housing history are required per guidelines.
									09/22/2015
Substantial verified reserves - Post closing reserves of $163,307.46. 33.96 months of verified PITI reserves. 12 months PITI reserves required per guidelines. ; Excellent verified credit history - 816 qualifying score exceeds minimum 720 score as required per guidelines. No derogatory credit. Credit file dates back to 3/1990. ; Low DTI - DTI of 14.66% is well below allowable DTI of 43% per guidelines.

9/21/15 - Exception re-reviewed. VOR for departing residence dated 6/1/15 confirms 24 months satisfactory landlord rating from 8/1/13 to 7/31/15 (pg 115). It appears that the borrower paid the last month rent in advance. 24 months satisfactory landlord rating confirmed, thus no verification of mortgage on prior residence is required. CRED 0001 Exception Cleared.
												Funded	A	A	A	A	A
300022117	167130	06/22/2015	Credit	Missing Verification of Liability (Contingent or Otherwise)	CRED 0097	1	Closed
Per Tax Sheet in file (pg 252) taxes on subject are $308/yr. Lender qualified borrower with property taxes of $14,400/yr or $1200/mo. Missing documentation from title company with millage rates confirming that amount of estimated taxes used for qualifying is sufficient to cover property taxes on new construction.
									09/22/2015
Substantial verified reserves - Post closing reserves of $163,307.46. 33.96 months of verified PITI reserves. 12 months PITI reserves required per guidelines. ; Excellent verified credit history - 816 qualifying score exceeds minimum 720 score as required per guidelines. No derogatory credit. Credit file dates back to 3/1990. ; Low DTI - DTI of 14.66% is well below allowable DTI of 43% per guidelines.

8/19/15 - Per Lender response: "The property tax information for the non-subject property referred to was submitted as support documentation for an estimate of future property taxes on the subject for PITI on the subject property since the subject is newly constructed and will not be fully assessed for a few more years. Current taxes per the appraisal are $308 per year which is not an accurate representation of what the borrower's full PITI will be in the next 3 years. Please let me know if you will need further documentation or explanation on this condition or if it can be removed. ** Tax sheet in file from title (pg. 252) reflects unimproved and un-established.  Lender estimate based on similar nearby improved property for a reasonable estimate. Qualifying DTI is low at 14.66%.  Estimate of taxes by lender is reasonable and considered acceptable. CRED 0097 Exception Cleared.
												Funded	A	A	A	A	A
300021797	172446	07/22/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $618,000 is supported. No post closing CDA provided.	08/26/2015
Excellent verified credit history - 767/762 qualifying credit scores. 700 minimum required. No derogatory credit. Credit file dates back to 6/1994. ; Excellent verified housing payment history - 134 months of current and prior mortgage history paid 0x30.
											7/23/15 - Received 3rd Party Desk Review that reflects original appraisal value of $618,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300021797	172453	07/22/2015	Compliance	Borrower(s) did not receive Notice to Home Loan Applicant	FACT 0001	1	Closed	Missing evidence that borrower was provided with Notice to Home Loan Applicant disclosure.	07/27/2015
Excellent verified credit history - 767/762 qualifying credit scores. 700 minimum required. No derogatory credit. Credit file dates back to 6/1994. ; Excellent verified housing payment history - 134 months of current and prior mortgage history paid 0x30.

7/24/15 - Received a memo from the lender on lender letterhead that states:  "Please allow this to serve as evidence that the FACTA Notice to Loan Applicant disclosure has been provided to the borrower(s). This notice is sent directly to the borrower(s) from the credit reporting bureau.  It is executed by the a lender VP".  FACT 0001 Exception Cleared.
												Approved	A	A	A	A	A
300021797	172454	07/22/2015	Compliance	Borrower(s) Did Not Receive "Right to Receive Credit Scores"	FACT 0002	1	Closed	Missing evidence that borrower was provided with Right to Receive Credit Scores disclosure.	07/27/2015
Excellent verified credit history - 767/762 qualifying credit scores. 700 minimum required. No derogatory credit. Credit file dates back to 6/1994. ; Excellent verified housing payment history - 134 months of current and prior mortgage history paid 0x30.

7/24/15 - Disclosure is attached, with system print history to show date provided to borrower." Attached is Welcome letter which shows under page 2 the Fair Credit. Also attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower.  Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date of 05/20/2015. Application date is 05/18/2015, thus disclosures were sent within 3 business days and proof borrower received notice of "right to receive credit scores".  **  FACT 0002 Exception Cleared.
												Approved	A	A	A	A	A
300021797	172455	07/22/2015	Credit	Unacceptable Mortgage History	CRED 0001	2	Acknowledged
Coborrower does not have 24 months of verifiable housing history. Coborrower is not on current mortgage, it is in borrowers name only.  Exception provided in file (pg 1). Exception approval based on reserves of $133,604 and DTI of 37%. Exceptions set for incomplete income and asset documentation must be cured to meet terms of investor approval.

Excellent verified credit history - 767/762 qualifying credit scores. 700 minimum required. No derogatory credit. Credit file dates back to 6/1994. ; Excellent verified housing payment history - 134 months of current and prior mortgage history paid 0x30.

Client: 8/5/15- Received 40 page copy of income, assets and sale of departing residence (final Hud for property dated 7/9/15). The assets documentation requested were the same as in exception CRED 0083 which was cleared. Client override contingent on proof of sale of departing residence, thus CRED 0001 Overridden to EV2 level.
												Approved	B	B	B	B	B
300021797	172459	07/22/2015	Compliance	Finance charge under disclosed	COMP 0001	1	Closed
UPDATED EXCEPTION:
Missing evidence of CTC Amended or fully executed HUD1. Additionally, finance charge is under disclosed by $471.10. Un-executed amended HUD1 provided on 7/27/15 reflects the breakdown of the seller credit from line 208 on page of 4 of 5. Credits were applied, however, loan remains under disclosed by $471.10. Per the amended HUD1, the fees included in the Seller credit of $2500 includes $884.50 Origination fee, $1224.40 RESPA Points, $375 Appraisal, $6.10 credit report and $10 Flood Cert fees. Of this $2500 credit, only $2118.90 is a finance charge and thus was applied as a credit. Based on final TIL Itemization in file (pg. 293) the lender applied the full amount of $2500 seller credit as a pre-paid finance charge (Reg Z), resulting in a variance of $381.10. It should be noted that the Itemization also reflects an additional error. The total prepaid finance charges is reflected as $1107.33 when the math between the loan amount and finance charges supports that $1117.33 was included which creates a $10 variance.  Per the Itemization, the lender did not include the $200 HOA forwarding fee and $10 flood cert fee charged on the HUD1. In addition, the Itemization reflects an over disclosure of $110 appraisal review. The net difference or under disclosure is the $381.10 under disclosed finance charges plus the $200 HOA forwarding fee and $10 Flood cert  fee changed on the HUD1 less the over disclosed $110 appraisal review for a net difference of $471.10 (actual math is $481.10 but this is addressed above as an additional error). The disclosed finance charge ($353,103.13) is ($474.03) below the actual finance charge($353,577.16). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).

ORIGINAL EXCEPTION:
Finance charges are under disclosed by $2390. Final HUD (pg 285) reflects a seller paid credit of $2500. No detail of seller credit was provided in file. Unable to apply credit due to missing detail. The disclosed finance charge ($353,103.13) is ($2,392.93) below the actual finance charge($355,496.06). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge.

									08/26/2015
Excellent verified credit history - 767/762 qualifying credit scores. 700 minimum required. No derogatory credit. Credit file dates back to 6/1994. ; Excellent verified housing payment history - 134 months of current and prior mortgage history paid 0x30.

8/26/15 - Received response from lender of: "Amended final HUD with corrected breakdown of fees. stamped & signed CTC on page 4, where corrections were made". Attached is five page final HUD1 with page 4/5 reflecting a CTC settlement agent stamp and signature with evidence of HUD line 208 $2500 credit breakdown including: $884.50 Origination fee, $1224.40 RESPA Points, $66 Tax Service, $10 Flood Cert and $315.10 Daily Interest Charge. Credits applied cures under disclosure amount within acceptable tolerance for a purchase transaction. COMP 0001 Exception Cleared.
												Approved	A	A	A	A	A
300021797	172483	07/23/2015	Credit	Missing Evidence of sale of property owned	HUD 0011	1	Closed
Estimated HUD from proceeds of sale from prior primary (pg 105) is marked as Estimated and not signed. Missing copy of final HUD, signed by all parties to confirm payoff of prior mortgage and receipt of proceeds for closing. Same condition noted on lender approval (pg 76). Borrower has insufficient funds for closing and reserves without final confirmation of closing and receipt of proceeds. Borrower DTI will be above 43% without confirmation that prior mortgage was paid off. Provide final HUD with proceeds of at least $146,892 and confirmation of payoff to XXX.
									07/30/2015
Excellent verified credit history - 767/762 qualifying credit scores. 700 minimum required. No derogatory credit. Credit file dates back to 6/1994. ; Excellent verified housing payment history - 134 months of current and prior mortgage history paid 0x30.

7/29/15 - Received lender response of: "Executed HUD from sale of prior primary". Attached is 6-page copy of final HUD1 with signatures of all parties on page 5/6.  HUD1 reflects transaction date of 7/10/15 and net proceeds of $152,183.78 which supports the minimum required of $146,892.  HUD 0011 Exception Cleared.
												Approved	A	A	A	A	A
300021797	172484	07/23/2015	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed
Asset documentation is deficient for the following: 1) Lender included borrowers 401k with current employer (pg 168) in verified reserves. Missing Terms of Withdrawal to confirm borrower has ability for withdrawal prior to employment termination.  2) Missing 2 full months for coborrower XXXX. Only 1 month of statements provided (pg 157).  3) Bank statement (pg 151) and IRA statement (pg 163) are in different last name with an address that does not match the borrower data in the file. Unable to confirm these statements belong to the either borrower and were not included.
									07/27/2015
Excellent verified credit history - 767/762 qualifying credit scores. 700 minimum required. No derogatory credit. Credit file dates back to 6/1994. ; Excellent verified housing payment history - 134 months of current and prior mortgage history paid 0x30.

7/27/15 - Reserves without the accounts noted in exception support 38 months. This reserve amount includes evidence that the sale of the prior departing home nets a minimum of $146,892.65.  This amount netted will result in 38 months reserves which will be required without consideration from the other three accounts. CRED 0083 Exception Cleared.;
												Approved	A	A	A	A	A
300021797	172485	07/23/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed
Coborrower paystubs (pg 190) reflect two line items for Regular Pay. Missing explanation for extra payment of $150 per pay period that was included in qualifying income. If additional pay is for reimbursement of expenses it would not be eligible for income qualifying per Appendix Q, without additional documentation.
									08/26/2015
Excellent verified credit history - 767/762 qualifying credit scores. 700 minimum required. No derogatory credit. Credit file dates back to 6/1994. ; Excellent verified housing payment history - 134 months of current and prior mortgage history paid 0x30.

8/26/15 -  WVOE along with the email received post-consummation is in support of the pre-consummation income and employment documentation and provides further support and confirmation that additional $150 is not related to reimbursement of expenses.   CRED 0082 Exception Cleared.
												Approved	A	A	A	A	A
300035169	174801	08/04/2015	Credit	Missing Power of Attorney	POA 0002	1	Closed	Coborrower signed for borrower as Power of Attorney. Missing notarized copy of Specific Power of Attorney.	08/13/2015
Substantial verified liquid assets and/or savings history - Post closing reserves of $391,106.75. 81 months of verified PITI reserves. 12 months required.; Excellent verified credit history - 748 qualifying score exceeds minimum 700 score required per program guidelines. No material derogatory credit. Credit file dates back to 5/1997
											8/12/15- Received notarized copy of POA. POA 0002 exception cleared.	Funded	A	A	A	A	A
300035169	174808	08/04/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.

									08/13/2015
Substantial verified liquid assets and/or savings history - Post closing reserves of $391,106.75. 81 months of verified PITI reserves. 12 months required.; Excellent verified credit history - 748 qualifying score exceeds minimum 700 score required per program guidelines. No material derogatory credit. Credit file dates back to 5/1997
											8/12/15- Received notarized copy of POA. POA 0002 exception cleared.	Funded	A	A	A	A	A
300035169	174842	08/04/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,125,000 is supported. No post closing CDA provided.	08/06/2015
Substantial verified liquid assets and/or savings history - Post closing reserves of $391,106.75. 81 months of verified PITI reserves. 12 months required.; Excellent verified credit history - 748 qualifying score exceeds minimum 700 score required per program guidelines. No material derogatory credit. Credit file dates back to 5/1997
											8/5/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,125,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Funded	A	A	A	A	A
300035169	174984	08/05/2015	Credit	Unacceptable Mortgage History	CRED 0001	1	Closed
Missing complete 24 month housing/rental history. VOR (pg 554) covers 6/2014 to present (12 mos) and was completed by private landlord. Missing cancelled checks to confirm rental history. VOR (pg 555) covers 12/2013 to 5/2014 (6 mos) and is completed by commercial landlord. Missing verification of housing history from 6/2013 to 11/2013. LOE in file (pg 575) appears to indicate that borrowers were renting from father but this was not confirmed.  If renting from family member cancelled checks will be required. Missing cancelled checks to confirm 0x30 payment rental history from 6/2014 to 7/2014 and from 6/2013 to 11/2013. Both borrowers required to have 24 months of verified housing history. All verifications to be dated prior to Note consummation date.
									08/17/2015
Substantial verified liquid assets and/or savings history - Post closing reserves of $391,106.75. 81 months of verified PITI reserves. 12 months required.; Excellent verified credit history - 748 qualifying score exceeds minimum 700 score required per program guidelines. No material derogatory credit. Credit file dates back to 5/1997

8/17/15 - Received a corrected VOR dated pre-consummation that reflects a satisfactory rental history from 01/2014 to 06/2014 with evidence of 0x30 history with $1900 per month in rent paid. Documentation included a corrected VOR, a copy of the original lease to confirm the 1st and last months rent required along with a copy of a deposit and copies of canceled checks for the initial $4400 deposit along with two copies of rent checks.  CRED 0001 Exception Cleared.
												Funded	A	A	A	A	A
300035169	174985	08/05/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed
Borrower has been on current job for only 2 years and qualified with bonus and commission income. No prior history of earning bonus or commission was provided in file. Missing evidence from employer that Bonus and Commission income is likely to continue. VOE in file (pg 249) is non-standard form and this information was not provided.
									09/01/2015
Substantial verified liquid assets and/or savings history - Post closing reserves of $391,106.75. 81 months of verified PITI reserves. 12 months required.; Excellent verified credit history - 748 qualifying score exceeds minimum 700 score required per program guidelines. No material derogatory credit. Credit file dates back to 5/1997

9/1/15 Voe confirms the borrowers employment from 4/15/2013 to Present or 25 months, thus confirms 24 months employment verification with no 30+ day gaps as required by Appendix Q (pg 249). Voe confirms 2013/2014 and YTD bonus and commission income. No bonus income earned YTD, however, no documentation in file to indicate bonus income is not likely to continue. 2013/2014  and YTD commission income supports a likelihood of continuance. DTI remains below 43% without bonus income used for qualifying. CRED 0082 Exception Cleared.
												Funded	A	A	A	A	A
300035169	174987	08/05/2015	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing Fraud report with all alerts satisfactorily addressed.	08/17/2015
Substantial verified liquid assets and/or savings history - Post closing reserves of $391,106.75. 81 months of verified PITI reserves. 12 months required.; Excellent verified credit history - 748 qualifying score exceeds minimum 700 score required per program guidelines. No material derogatory credit. Credit file dates back to 5/1997
											8/14/15 - Received Fraud Report with all alerts satisfactorily addressed. CRED 0089 Exception Cleared.	Funded	A	A	A	A	A
300015809	176143	08/12/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $750,000 is supported. No post closing CDA provided.	08/28/2015	Low DTI - 22.83% on fully documented file. 43% maximum DTI allowed per guidelines. ; Excellent verified credit history - 793/785 qualifying credit scores. 720 minimum require. No derogatory credit.
8/12/15 - Received 3rd Party Desk Review that reflects original appraisal value of $750,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300015809	176147	08/12/2015	Compliance	APN Number is not listed on Security Instrument	COLL 0001	1	Closed	Subject Parcel ID# number was not listed on Deed of Trust. Section for Parcel ID Number (pg 39) was not completed.	08/13/2015	Low DTI - 22.83% on fully documented file. 43% maximum DTI allowed per guidelines. ; Excellent verified credit history - 793/785 qualifying credit scores. 720 minimum require. No derogatory credit.
8/13/15-received copy of letter from lender stating they would be re-recording the DOT once the original is receive and will add the parcel ID#, signed by VP of bank. Legal desecration matches. Exception cleared as lender demonstrated  that the intent  will be to correct the DOT. COLL 0001 exception cleared.
												Approved	A	A	A	A	A
300015809	176148	08/12/2015	Compliance	APN Number and/or Legal Descriptions do not match security instrument	COLL 0002	1	Closed	APN number was not provided on Deed of Trust. Unable to compare APN from appraisal.	08/13/2015	Low DTI - 22.83% on fully documented file. 43% maximum DTI allowed per guidelines. ; Excellent verified credit history - 793/785 qualifying credit scores. 720 minimum require. No derogatory credit.
8/13/15--received copy of letter from lender stating they would be re-recording the DOT once the original is receive and will add the parcel ID#, signed by VP of bank. Legal desecration matches. Exception cleared as lender demonstrated  that the intent  will be to correct the DOT. COLL 0002 exception cleared.
												Approved	A	A	A	A	A
300015809	176149	08/12/2015	Property	Missing Final 442 Certificate of Completion with Final Photos	APPR 0032	1	Closed
Appraisal was completed Subject To Completion per Plans. Form 442 in file (pg 25) states subject is complete, however photos indicate construction equipment is still on site, floors are covered and work is not complete.  Photos provided do not differ substantially from photos of unfinished subject taken at time of original appraisal.
									08/26/2015	Low DTI - 22.83% on fully documented file. 43% maximum DTI allowed per guidelines. ; Excellent verified credit history - 793/785 qualifying credit scores. 720 minimum require. No derogatory credit.
8/26/15 - Attached is an updated 442 final inspection with the above added comment. Photos attached match to the 442 provided in file.  No COO is issued by the city as residential homes are exempt.  Based on comment by inspecting appraiser that all all systems were installed and appeared in proper working order and subject was 100%, APPR 0032 Exception Cleared.
												Approved	A	A	A	A	A
300015809	176151	08/12/2015	Compliance	Missing Right of Rescission	ROR 0001	1	Closed	Lender to Lender refinance of construction loan on primary residence. No Right to Cancel documents in file.	08/17/2015	Low DTI - 22.83% on fully documented file. 43% maximum DTI allowed per guidelines. ; Excellent verified credit history - 793/785 qualifying credit scores. 720 minimum require. No derogatory credit.	8/174/15 - Received response from lender of: "Right to Cancel not applicable on a new construction". ** Construction to Permanent is exempt for ROR. ROR 0001 Exception Cleared.	Approved	A	A	A	A	A
300015809	176156	08/12/2015	Property	Appraisal is Incomplete	APPR 0002	1	Closed
Based on aerial photo (pg 21), subject is surrounded on 3 sides by commercial development. Appraiser states Commercial land use of 10% and Residential use as 80%. This is not consistent with photo. Appraiser narrative concerning commercial development is insufficient.
									08/28/2015	Low DTI - 22.83% on fully documented file. 43% maximum DTI allowed per guidelines. ; Excellent verified credit history - 793/785 qualifying credit scores. 720 minimum require. No derogatory credit.	8/28/18 - Appraiser satisfactorily addresses close proximity of commercial buildings. Marketability not affected. APPR 0002 Exception Cleared.	Approved	A	A	A	A	A
300015809	176157	08/12/2015	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing Closing Protection Letter issued by title insurance provider.	08/17/2015	Low DTI - 22.83% on fully documented file. 43% maximum DTI allowed per guidelines. ; Excellent verified credit history - 793/785 qualifying credit scores. 720 minimum require. No derogatory credit.	8/17/15 - Received Closing Protection Letter on the subject property. Loan reflected to be $600K which is greater than amount of actual loan. TITL 0005 Exception Cleared.	Approved	A	A	A	A	A
300015809	176171	08/12/2015	Credit	Unacceptable Mortgage History	CRED 0001	1	Closed	Mortgage history on construction loan being paid off reports only through 3/2015 (pg 102). Missing verification of payment of 4/2015, 5/2015 and 6/2015.	08/19/2015	Low DTI - 22.83% on fully documented file. 43% maximum DTI allowed per guidelines. ; Excellent verified credit history - 793/785 qualifying credit scores. 720 minimum require. No derogatory credit.
8/18/15 - Received lender response of: "Mortgage history attached". Attached is Transaction History for construction loan acct ending XXXX reflecting payments for 04/2015 though 07/2015 were made as agreed. CRED 0001 Exception Cleared.
												Approved	A	A	A	A	A
300015809	176185	08/12/2015	Credit	Excessive Payment Shock	CRED 0035	1	Closed
Borrowers have payment shock of 945%. Borrower have been living at current residence paying payment of $410/mo. New payment increasing to $4278. Borrowers have no history of making this level of payment and insufficient verified savings pattern to reflect sufficient savings in the past to cover this payment amount.
									08/19/2015	Low DTI - 22.83% on fully documented file. 43% maximum DTI allowed per guidelines. ; Excellent verified credit history - 793/785 qualifying credit scores. 720 minimum require. No derogatory credit.
8/18/15 - Received lender response of: "Borrowers have been renting for $410/mo in addition to making payment on the construction payment on subject property." Agree. In addition to rental payment of $410/mo, borrowers have also been paying $1625/mo for construction loan payment per credit report (pg 102). 47.57% payment shock only. Proposed payment is within borrowers means as verified with a low DTI of 22.83%. CRED 0035 Exception Cleared.
												Approved	A	A	A	A	A
300034839	176233	08/12/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									08/14/2015
Excellent verified credit history - 781/781 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 4/1985. ; Low DTI - 16.58% on fully documented file. Maximum DTI of 43% allowed per guidelines. ; Substantial verified reserves - Post closing reserves of $401476.34. 84 months of PITI reserves. 12 months PITI reserves required.

8/14/15- Received lender response: This is a copy of the original from XXXX that is why it has the watermark on the documents" along with copy of recorded deed for subject transaction. DEED 0049 exception cleared.
												Approved	A	A	A	A	A
300034839	176235	08/12/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $847,300 is supported. No post closing CDA provided.	08/19/2015
Excellent verified credit history - 781/781 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 4/1985. ; Low DTI - 16.58% on fully documented file. Maximum DTI of 43% allowed per guidelines. ; Substantial verified reserves - Post closing reserves of $401476.34. 84 months of PITI reserves. 12 months PITI reserves required.

8/13/15- Received 3rd Party Desk Review that reflects a value of $840,000 resulting in a negative 0.9% variance to the original appraisal value of $847,300 which is within acceptable tolerance of 10%.  APPR 0040 Exception Cleared
												Approved	A	A	A	A	A
300034839	176238	08/12/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	08/14/2015
Excellent verified credit history - 781/781 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 4/1985. ; Low DTI - 16.58% on fully documented file. Maximum DTI of 43% allowed per guidelines. ; Substantial verified reserves - Post closing reserves of $401476.34. 84 months of PITI reserves. 12 months PITI reserves required.

8/13/15- Received from lender copy of signed conventional multiple page disclosure, which states the HUD settlement cost booklet was provided within three  business days from the date of the loan application. COMP 0038 exception cleared.;
												Approved	A	A	A	A	A
300034839	176284	08/12/2015	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed	Missing Certificate of Occupancy required for new construction.	08/19/2015
Excellent verified credit history - 781/781 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 4/1985. ; Low DTI - 16.58% on fully documented file. Maximum DTI of 43% allowed per guidelines. ; Substantial verified reserves - Post closing reserves of $401476.34. 84 months of PITI reserves. 12 months PITI reserves required.
												Approved	A	A	A	A	A
300034839	176305	08/12/2015	Property	Appraisal Value is not supported by comparables	APPR 0039	1	Closed
Value is not supported by comparables provided due to the following: 1) Variance above predominate is 88%. Appraiser does not indicate is subject is over improvement. 2) Comp distances range from 3.69 miles to 7.08 miles from subject. Appraiser provided no comparables within 1 mile guideline. Appraiser provided inadequate narrative for lack of closer comps.  3) Subject attributes are not bracketed. Subject lot size of 1.05 acres is 2 to 3 times the size of comps. Subject GLA of 3046 sq ft is not bracketed, comps range from 1900 to 2953 sq ft. Subjects room count of 6 bedrooms and 5 bathrooms is not bracketed. Subject sales price of $829,000 is not bracketed, comp sales prices range from $670,000 to $842,000. Based on value over predominate, inability to find similar comps with 3 miles of subject and inability to bracket major attributes of subject the value cannot be supported by the comparables provided. Appraisal value of $847,300 is not supported.
									08/14/2015
Excellent verified credit history - 781/781 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 4/1985. ; Low DTI - 16.58% on fully documented file. Maximum DTI of 43% allowed per guidelines. ; Substantial verified reserves - Post closing reserves of $401476.34. 84 months of PITI reserves. 12 months PITI reserves required.

8/13/15- Received 3rd Party Desk Review that reflects a value of $840,000 resulting in a negative 0.9% variance to the original appraisal value of $847,300 which is within acceptable tolerance of 10%. APPR 0039 exception cleared.
												Approved	A	A	A	A	A
300039431	177634	08/18/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									09/03/2015
Substantial verified reserves - Post closing reserves of $99,668.02 PITI reserves verified. $58014.72/12 months for subject and 6 months for primary residence required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 773 qualifying credit scores.  720 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 09/2002. ; Excellent verified housing payment history - Credit report reflects 21 months of current and prior mortgage history paid 0x30.

9/2/15 - Received response from lender: "Documentation of recorded DOT". Attached is a copy of public records search results confirming Deed of Trust for subject transaction was recorded on 8/6/15. Loan Amount, Borrower Name, and APN confirmed. Search results also confirms Seller and Buyer Names, Total Consideration, APN, and Deed recordation date of 8/6/15. ** Pubic record search confirms recording of the DOT is complete. DEED 0049 Exception Cleared.
												Approved	A	A	A	A	A
300039431	177645	08/18/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $668,000 is supported. No post closing CDA provided.	08/20/2015
Substantial verified reserves - Post closing reserves of $99,668.02 PITI reserves verified. $58014.72/12 months for subject and 6 months for primary residence required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 773 qualifying credit scores.  720 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 09/2002. ; Excellent verified housing payment history - Credit report reflects 21 months of current and prior mortgage history paid 0x30.

8/20/2015 - Received 3rd Party Desk Review that reflects original appraisal value of $668,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300042888	179523	08/26/2015	Credit	Gift Funds not Properly Verified	CRED 0018	1	Closed
Lender underwriting review reflects borrower was given a $200,000 Gift (pg 114). Missing evidence of Gift Funds, including signed gift letter and sourcing of gift funds. Final asset review to confirm borrower meets minimum of 5% own funds in the transaction as required per guidelines. All verifications to be dated prior to Note consummation date.
									09/03/2015
Excellent verified credit history - 780/805 qualifying credit scores. 700 minimum required. Limited credit users. No derogatory credit. Credit file dates back to 7/1996. ; Excellent verified housing payment history - 24 months of prior mortgage history verified paid 0x30.

9/2/15 - Received response from lender: "Gift Letter". Attached is a copy of the completed Gift Letter dated 8/10/15; Gift letter confirms $200,000 gifted from the borrowers parents for purchase transaction. Included are copies of the cancelled checks totaling $200,000 that were deposited to borrowers checking account ending XXX. ** Gift funds totaling $200,000 were properly verified, which confirms 5% of borrowers own funds used for transaction. CRED 0018 Exception Cleared.
												Funded	A	A	A	A	A
300042888	179526	08/26/2015	Compliance	APN Number is not listed on Security Instrument	COLL 0001	1	Closed	APN was not provided on Mortgage or included in Legal description.	11/16/2015
Excellent verified credit history - 780/805 qualifying credit scores. 700 minimum required. Limited credit users. No derogatory credit. Credit file dates back to 7/1996. ; Excellent verified housing payment history - 24 months of prior mortgage history verified paid 0x30.

8/27/15 - Deed of Trust (pg 23) property address and legal description agrees with the Appraisal Report and Title Commitment (pg 138, 347), which satisfactorily identifies the subject property. COLL 0001 Exception Cleared.

												Funded	A	A	A	A	A
300042888	179527	08/26/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office. Missing Closing Instructions.
									11/16/2015
Excellent verified credit history - 780/805 qualifying credit scores. 700 minimum required. Limited credit users. No derogatory credit. Credit file dates back to 7/1996. ; Excellent verified housing payment history - 24 months of prior mortgage history verified paid 0x30.

8/27/15 - Received response from lender: "Document says unofficial due to copy of original from the subject County". Attached is a complete copy of the electronically recorded Deed of Trust. County recordation date is confirmed. Watermark "Unofficial Copy" appears due to photocopying the original document. ** Recorded copy of the DOT confirms recording is complete. DEED 0049 Exception Cleared.
												Funded	A	A	A	A	A
300042888	179531	08/26/2015	Property	Property Site Value exceeds 30%	APPR 0038	1	Closed	Site value ratio of 32.43% is above 30% guideline. Appraiser does not comment on site value ratio and does not indicate if excessive land value ratio is typical for the area.	08/28/2015
Excellent verified credit history - 780/805 qualifying credit scores. 700 minimum required. Limited credit users. No derogatory credit. Credit file dates back to 7/1996. ; Excellent verified housing payment history - 24 months of prior mortgage history verified paid 0x30.

8/27/15 - Received response from lender of: "The appraisal was reviewed and the property and value accepted by Client. Please remove". ** Received 3rd Party Desk Review on 8/26/15 that reflects original appraisal value of $925,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0038 Exception Cleared.
												Funded	A	A	A	A	A
300042888	179535	08/26/2015	Credit	Missing Employment doc (VOE)	CRED 0007	1	Closed
Missing 24 months of employment history for borrower. Borrower VVOE (pg 371) confirms current employment start date.  Missing verification of prior employment for borrower. Total verified employment to cover 24 months with no gaps greater than 30 days. All verifications to be dated prior to Note consummation date.
									11/16/2015
Excellent verified credit history - 780/805 qualifying credit scores. 700 minimum required. Limited credit users. No derogatory credit. Credit file dates back to 7/1996. ; Excellent verified housing payment history - 24 months of prior mortgage history verified paid 0x30.

11/10/15 - Received response from lender: "Funding VOE for all employment for both borrowers". Attached are voes dated on the Note date for B1 from present employer and prior employer. Voes confirm 24 months employment verification evidencing no 30+ day employment gaps as required by Appendix Q. Voe for B2 confirms employment with present employer, which is in support of written voe (pg 401) presented in the loan file that is dated within 10 business days of the Note date and confirms the borrowers active employment status. CRED 0007 Exception Cleared.
												Funded	A	A	A	A	A
300042888	179536	08/26/2015	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing Fraud report with all alerts satisfactorily addressed.	09/22/2015
Excellent verified credit history - 780/805 qualifying credit scores. 700 minimum required. Limited credit users. No derogatory credit. Credit file dates back to 7/1996. ; Excellent verified housing payment history - 24 months of prior mortgage history verified paid 0x30.
											Lender satisfactorily addressed fraud alert variances from fraud report dated 9/2/15. CRED 0089 Exception Cleared.	Funded	A	A	A	A	A
300042888	179539	08/26/2015	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed
Assets documentation is deficient for the following: 1) Missing verification of the following large deposits on statements (pgs 454-467): $300,479.51, $6850, and $13,369.23. 2) Missing explanation of $100,000 withdrawal from account (pg 454).  3) Missing 2 months bank statement for bank account ending #XXXX used for qualifying per final 1003 (pg 48). Bank statements to confirm balance of $102,162.14.
									11/16/2015
Excellent verified credit history - 780/805 qualifying credit scores. 700 minimum required. Limited credit users. No derogatory credit. Credit file dates back to 7/1996. ; Excellent verified housing payment history - 24 months of prior mortgage history verified paid 0x30.

Cashiers check confirms personal loan in the amount of $100,000 is paid in full, provides explanation for large withdrawal, and confirms no unsecured personal loans were used for down-payment, closing costs, and/or reserves. No additional documentation is required. CRED 0083 Exception Cleared. ;
												Funded	A	A	A	A	A
300042888	179540	08/26/2015	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed
Borrower bank statements (pg 456 and 457) reflect payments to consumer credit card debt not documented in the file. Payments of $12,621.27 and $13,943.57. Payments of $12,257.94 and $12,276.52. Payments do not match to consumer credit card debt accounts listed on credit report (pg 250). Borrower to provide documentation to confirm no additional liabilities with same consumer credit card debtor that were not included on credit report or 1003.
									11/16/2015
Excellent verified credit history - 780/805 qualifying credit scores. 700 minimum required. Limited credit users. No derogatory credit. Credit file dates back to 7/1996. ; Excellent verified housing payment history - 24 months of prior mortgage history verified paid 0x30.

11/16/15 - Two Citi card payments were included in qualifying of $96 and $31 for a total of $127.  Statements provided reflect payments in line with the amounts considered in qualifying. Disputed account is reasonable as to the age of the borrower at the time of opening date and high balance not matching to the credit card statements provided.  CRED 0093 Exception Cleared.
												Funded	A	A	A	A	A
300042888	179613	08/27/2015	Credit	Insufficient verified reserves	CRED 0100	1	Closed	Total reserves required of $53,790.09 (9 mos on subject and 6 mos on prior primary). No reserves verified. Short reserves of $53,790.09.	11/16/2015
Excellent verified credit history - 780/805 qualifying credit scores. 700 minimum required. Limited credit users. No derogatory credit. Credit file dates back to 7/1996. ; Excellent verified housing payment history - 24 months of prior mortgage history verified paid 0x30.

9/8/15 Brokerage statement dated for original incomplete statement for account ending XXX (Stips 9/2 Second Attachment pg 15) reflects a value of $134,520.95 consisting of Cash/Money Balances $79.15, Equities $122,152.40, and Mutual Funds $12,289.40. Updated printout reflects Cash Total $102,162.14 consisting of Cash/Money Funds $11.48, Bank Deposits $106.88, and Trade Date Balance $102,043.78. Brokerage account value $132,644.96 based on Cash Total $102,162.14 and Equities $30,482.82 per printout dated on most recent statement, thus confirms liquidation of brokerage assets from prior statement. Confirmed 9 month reserve requirement satisfied with the inclusion of 100% cash total of brokerage account. CRED 0100 Exception Cleared.
												Funded	A	A	A	A	A
300042888	179614	08/27/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed
Income documentation for borrower and coborrower does not meet lender or Appendix Q requirements for the following: 1) Only 2014 W2s provided for borrower income (pg 407). Missing current paystubs, 2 years W2s and 2 years tax returns (if required) to document other income. Review used stated income on 1003 for data entry. Borrower income documents to confirm income of at least $XXXX6/mo which was used to qualify the borrower.  2) Per notes on pg 111 lender based coborrower income of $XXX/mo on paystubs. Missing paystubs used to qualify the borrower.  Final DTI and income analysis is not complete.
									09/08/2015
Excellent verified credit history - 780/805 qualifying credit scores. 700 minimum required. Limited credit users. No derogatory credit. Credit file dates back to 7/1996. ; Excellent verified housing payment history - 24 months of prior mortgage history verified paid 0x30.
											9/8/15 - Received response from lender: "W-2s". Attached are copies of both borrowers 2013 W2s. ** No additional documentation required. CRED 0082 Exception Cleared.	Funded	A	A	A	A	A
300040846	179623	08/27/2015	Compliance	APN Number is not listed on Security Instrument	COLL 0001	1	Closed	APN was not provided on mortgage or legal description. Field for Parcel ID Number was left blank and not completed.	08/28/2015
Income verified was not used in qualifying - Borrower is employed on new job for 11 months and complete VOE provided (pg 177). Borrower verified income of $XXXX/mo was not used to qualify.  ; Substantial verified reserves - Post closing reserves of $127,078.98. 51 months of verified PITI reserves. 12 months of PITI reserves required per guidelines. ; Excellent verified credit history - 795/797 qualifying credit scores. 720 minimum required. No derogatory credit. Limited credit users. Credit file dates back to 1/1995.

8/27/15 - Received response from lender: "Corrected DOT and letter of intent to re-record". Attached is letter of intent on lender letterhead to re-record stating: "Please allow this to serve as a letter of intent to re-record the Deed of Trust on the above mentioned loan. Once the original Deed of Trust is received , we will add the Parcel ID # to page 3, and re-record if necessary". Letter of intent is signed by a VP of the lending institution. Included is a copy of the amended DOT to include the subjects APN. ** Lender letter confirms intent to re-record DOT to include subjects APN. Complete copy of the amended DOT provided. APN confirmed with the Appraisal Report and Title Commitment (pg 138, 2). COLL 0001 Exception Cleared.
												Approved	A	A	A	A	A
300040846	179624	08/27/2015	Compliance	HUD-1 is Incomplete	HUD 0024	1	Closed	Line 217 of HUD (pg 238) reflects Additional Line Entry of $1734.96. No explanation provided for this entry. Unable to determine if Line 217 reflects a Seller Concession.	08/28/2015
Income verified was not used in qualifying - Borrower is employed on new job for 11 months and complete VOE provided (pg 177). Borrower verified income of $XXXX/mo was not used to qualify.  ; Substantial verified reserves - Post closing reserves of $127,078.98. 51 months of verified PITI reserves. 12 months of PITI reserves required per guidelines. ; Excellent verified credit history - 795/797 qualifying credit scores. 720 minimum required. No derogatory credit. Limited credit users. Credit file dates back to 1/1995.

8/27/15 - Received response from lender: "HUD with $1734.96 Itemized". Attached is a copy of the Final HUD1 reflecting adjustment for County Taxes totaling $1734.96 on Line 211. Line 217 is blank. Confirmed no changes to Settlement Charges or Cash Required to Close. Pg 4 Acknowledgment of Receipt of Settlement Statement is signed by the Settlement Agent. ** Copy of HUD1  reflecting entry of $1734.96 for an adjustment to County Taxes confirms no additional Seller Concessions. HUD 0024 Exception Cleared.
												Approved	A	A	A	A	A
300040846	179626	08/27/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $530,000 is supported. No post closing CDA provided.	08/28/2015
Income verified was not used in qualifying - Borrower is employed on new job for 11 months and complete VOE provided (pg 177). Borrower verified income of $XXXX/mo was not used to qualify.  ; Substantial verified reserves - Post closing reserves of $127,078.98. 51 months of verified PITI reserves. 12 months of PITI reserves required per guidelines. ; Excellent verified credit history - 795/797 qualifying credit scores. 720 minimum required. No derogatory credit. Limited credit users. Credit file dates back to 1/1995.
											8/27/15 - Received 3rd Party Desk Review that reflects original appraisal value of $530,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300040846	179627	08/27/2015	Property	Missing Pre-Closing Appraisal Review	APPR 0041	1	Closed
HUD Line 812 (pg 239) reflects that borrower paid an Appraisal Review fee of $110 at closing.  No copy of lender review provided in file. Missing any Appraisal Invoice to confirm no appraisal review was ordered.
									08/28/2015
Income verified was not used in qualifying - Borrower is employed on new job for 11 months and complete VOE provided (pg 177). Borrower verified income of $XXXX/mo was not used to qualify.  ; Substantial verified reserves - Post closing reserves of $127,078.98. 51 months of verified PITI reserves. 12 months of PITI reserves required per guidelines. ; Excellent verified credit history - 795/797 qualifying credit scores. 720 minimum required. No derogatory credit. Limited credit users. Credit file dates back to 1/1995.

8/27/15 - Received response from lender: "Invoice Attached". Attached is a copy of the invoice confirming $110 was for a retained fee. Fee was improperly labeled on HUD, no Lender review completed. APPR 0041 Exception Cleared.
												Approved	A	A	A	A	A
300040846	179631	08/27/2015	Compliance	Borrower(s) did not receive Notice to Home Loan Applicant	FACT 0001	1	Closed	No evidence that borrower was provided with Notice to Home Loan Applicant disclosure.	08/28/2015
Income verified was not used in qualifying - Borrower is employed on new job for 11 months and complete VOE provided (pg 177). Borrower verified income of $XXXX/mo was not used to qualify.  ; Substantial verified reserves - Post closing reserves of $127,078.98. 51 months of verified PITI reserves. 12 months of PITI reserves required per guidelines. ; Excellent verified credit history - 795/797 qualifying credit scores. 720 minimum required. No derogatory credit. Limited credit users. Credit file dates back to 1/1995.

8/27/15 - Received response from lender of: "LOE". Attached is a signed memo on lender letterhead stating: "Please allow this to serve as evidence that the FACTA Notice to Loan Applicant disclosure has been provided to the borrower(s). This notice is sent directly to the borrower(s) from the credit reporting bureau". Memo is signed by a VP of the lending institution. FACT 0001 Exception Cleared.
												Approved	A	A	A	A	A
300040846	179632	08/27/2015	Compliance	Borrower(s) Did Not Receive "Right to Receive Credit Scores"	FACT 0002	1	Closed	No evidence that borrower was provided with Right to Receive Credit Scores disclosure.	08/28/2015
Income verified was not used in qualifying - Borrower is employed on new job for 11 months and complete VOE provided (pg 177). Borrower verified income of $XXXX/mo was not used to qualify.  ; Substantial verified reserves - Post closing reserves of $127,078.98. 51 months of verified PITI reserves. 12 months of PITI reserves required per guidelines. ; Excellent verified credit history - 795/797 qualifying credit scores. 720 minimum required. No derogatory credit. Limited credit users. Credit file dates back to 1/1995.

8/27/15 Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date of 7/14/15 and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Provided.  Second print screen reflects line #9 HOME LOAN Disclosure Booklet (900079)and itemization of all disclosures included in Packet #23 of Initial Disclosures. Application date is 7/14/15, thus disclosures were sent within 3 business days and proof borrower received notice of "right to receive credit scores".  FACT 0002 Exception Cleared.
												Approved	A	A	A	A	A
300040846	179633	08/27/2015	Compliance	Missing Homeownership Counseling Disclosure	RESPA 0029	1	Closed	No evidence that borrower was provided with Homeownership Counseling Disclosure within 3 days of loan application date.	08/28/2015
Income verified was not used in qualifying - Borrower is employed on new job for 11 months and complete VOE provided (pg 177). Borrower verified income of $XXXX/mo was not used to qualify.  ; Substantial verified reserves - Post closing reserves of $127,078.98. 51 months of verified PITI reserves. 12 months of PITI reserves required per guidelines. ; Excellent verified credit history - 795/797 qualifying credit scores. 720 minimum required. No derogatory credit. Limited credit users. Credit file dates back to 1/1995.

8/27/15 - Received response from lender: "Disclosure Attached". Attached  is a copy of the Notice to Mortgage Loan Applicant of Available Homeowner Counseling Agencies dated 7/14/15. Disclosure is dated on the Application Date. RESPA 0029 Exception Cleared.
												Approved	A	A	A	A	A
300040973	180050	08/31/2015	Credit	Missing Underwriter Loan Approval	APRV 0001	1	Closed	No signed loan approval in file. 1008 in file (pg 157) is not executed. No funding conditions provided.	09/10/2015
Excellent verified credit history - Oldest tradeline 10/1993, Middle Credit scores 798/813 with no derogatory credit history reported (pg 224).  Oldest tradeline 8/1981, Middle credit score 823 with no derogatory credit history reported (pg 233). Minimum credit score required 720.; Low DTI - Review DTI 34.60% is below the program maximum of 40%.; Substantial verified reserves - Post Closing Reserves $113,589.15 or 26 Months PITIA. 12 months PITIA reserves required.

9/2/2015 - Received response from lender of: "Signature In Underwriters Comments section".  Attached is two 1008 copies reflecting a signature/initials in comments section. One 1008 is for B1 and B2 and the second 1008 reflects B3 name.  APRV 0001 Exception Cleared.
												Funded	A	A	A	A	A
300040973	180056	08/31/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									09/02/2015
Excellent verified credit history - Oldest tradeline 10/1993, Middle Credit scores 798/813 with no derogatory credit history reported (pg 224).  Oldest tradeline 8/1981, Middle credit score 823 with no derogatory credit history reported (pg 233). Minimum credit score required 720.; Low DTI - Review DTI 34.60% is below the program maximum of 40%.; Substantial verified reserves - Post Closing Reserves $113,589.15 or 26 Months PITIA. 12 months PITIA reserves required.

9/1/2015 - Received response from lender of: "Recorded DOT - says unofficial since it is a copy from the county clerks office". Attached is a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (18 total pages) to confirm Mortgage / Deed of Trust recording has been completed. DEED 0049 Exception Cleared.
												Funded	A	A	A	A	A
300040973	180057	08/31/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $683,000 is supported. No post closing CDA provided.	09/01/2015
Excellent verified credit history - Oldest tradeline 10/1993, Middle Credit scores 798/813 with no derogatory credit history reported (pg 224).  Oldest tradeline 8/1981, Middle credit score 823 with no derogatory credit history reported (pg 233). Minimum credit score required 720.; Low DTI - Review DTI 34.60% is below the program maximum of 40%.; Substantial verified reserves - Post Closing Reserves $113,589.15 or 26 Months PITIA. 12 months PITIA reserves required.
											9/1/15 - Received 3rd Party Desk Review that reflects original appraisal value of $683,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Funded	A	A	A	A	A
300040973	180086	09/01/2015	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing fraud report with all alerts satisfactorily addressed.	09/02/2015
Excellent verified credit history - Oldest tradeline 10/1993, Middle Credit scores 798/813 with no derogatory credit history reported (pg 224).  Oldest tradeline 8/1981, Middle credit score 823 with no derogatory credit history reported (pg 233). Minimum credit score required 720.; Low DTI - Review DTI 34.60% is below the program maximum of 40%.; Substantial verified reserves - Post Closing Reserves $113,589.15 or 26 Months PITIA. 12 months PITIA reserves required.
											9/2/15 - Received 41-page combined Fraud Report on all three borrowers with all alerts satisfactorily addressed. ** CRED 0089 Exception Cleared.	Funded	A	A	A	A	A
300040973	180287	09/02/2015	Credit	Underwriting Loan Approval is Deficient	APRV 0010	1	Closed
Based on two executed 1008 forms provided the DTI reflected both exceed the max allowed of 40% for the program limit and 43% for a QM loan.  One 1008 was submitted for B1 and B2 and a second one for B3.  The first, for B1 and B2 reflects a DTI of 47.769% and the second reflects a DTI of 83.36%. Final 1008 loan approvals to match to file and support DTI of 34.32% as reflected on QM Findings in file (pg. 159).
									09/10/2015
Excellent verified credit history - Oldest tradeline 10/1993, Middle Credit scores 798/813 with no derogatory credit history reported (pg 224).  Oldest tradeline 8/1981, Middle credit score 823 with no derogatory credit history reported (pg 233). Minimum credit score required 720.; Low DTI - Review DTI 34.60% is below the program maximum of 40%.; Substantial verified reserves - Post Closing Reserves $113,589.15 or 26 Months PITIA. 12 months PITIA reserves required.

9/10/15 - Received response from lender: "1008 dated under underwriter comments". Attached is a copy of the underwriter signed 1008 dated 7/8/15. Approved DTI 34.317% is below the program maximum of 40%. APRV 0010 Exception Cleared.
												Funded	A	A	A	A	A
300042886	180257	09/02/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.

									09/17/2015
Excellent verified credit history - 756 qualifying score exceeds minimum required of 720 per guidelines.; Substantial verified employment history - Verified 18 years prior job history with the same employer before purchasing this home out of state.; Substantial verified liquid assets and/or savings history - Verified assets after closing of $68,586.27 or 19.3 months when guides require a minimum of 12 months or $42,646.32.

9/3/15 - Received response from lender: "Proof of Recorded DOT". Attached is a copy of public record search results confirming the DOT was recorded. Borrower Name,  Loan Amount, and APN confirmed. ** Public record search results confirms recording is complete. DEED 0049 Exception Cleared.
												Approved	A	A	A	A	A
300042886	180265	09/02/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $675,000 is supported. No post closing CDA provided.	11/10/2015
Excellent verified credit history - 756 qualifying score exceeds minimum required of 720 per guidelines.; Substantial verified employment history - Verified 18 years prior job history with the same employer before purchasing this home out of state.; Substantial verified liquid assets and/or savings history - Verified assets after closing of $68,586.27 or 19.3 months when guides require a minimum of 12 months or $42,646.32.
											9/3/15 - Received 3rd Party Desk Review that reflects original appraisal value of $675,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300042886	180289	09/02/2015	Credit	Missing Verification of Rental	CRED 0021	1	Closed
Missing Verification of Rent (VOR) for present rental to confirm a total of 24 months of most recent housing history. Borrowers sold their prior home in 02/2015 and moved to XXX renting a place prior to this purchase (pg 27).  Housing payment history must reflect no payments 30 or more days past due in the most recent 24 months as required per guides.
									11/10/2015
Excellent verified credit history - 756 qualifying score exceeds minimum required of 720 per guidelines.; Substantial verified employment history - Verified 18 years prior job history with the same employer before purchasing this home out of state.; Substantial verified liquid assets and/or savings history - Verified assets after closing of $68,586.27 or 19.3 months when guides require a minimum of 12 months or $42,646.32.

11/10/15- received copy of VOR for present rental dated 8/10/15 for property address 1600 Granby St, reflecting tenant dates  of 9/22/14 paid through 8/21/15 with zero late payments. CRED 0021 Exception cleared.
												Approved	A	A	A	A	A
300042886	180340	09/03/2015	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed
Bank statements with XXXX (pg 216) are in the name of borrowers Trust. Missing copy of Trust documents to confirm borrowers have full access to assets titled in Trust. Assets are required to meet cash to close and reserve requirements.
									09/15/2015
Excellent verified credit history - 756 qualifying score exceeds minimum required of 720 per guidelines.; Substantial verified employment history - Verified 18 years prior job history with the same employer before purchasing this home out of state.; Substantial verified liquid assets and/or savings history - Verified assets after closing of $68,586.27 or 19.3 months when guides require a minimum of 12 months or $42,646.32.
											9/15/15 - Received response from lender: "Trust Docs". Attached is a copy of the Certification of Trust confirming borrowers are Trustors and Trustees of the Family Trust. CRED 0083 Exception Cleared.	Approved	A	A	A	A	A
300042886	180341	09/03/2015	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing evidence that Privacy Act Notice was provided to borrower within 3 days of loan application date.	09/15/2015
Excellent verified credit history - 756 qualifying score exceeds minimum required of 720 per guidelines.; Substantial verified employment history - Verified 18 years prior job history with the same employer before purchasing this home out of state.; Substantial verified liquid assets and/or savings history - Verified assets after closing of $68,586.27 or 19.3 months when guides require a minimum of 12 months or $42,646.32.

9/15/15 - Received response from lender. "Privacy Notice". Attached is a copy of the lenders privacy disclosure that was provided to the borrower. Initial notice is considered adequate if notice is given before opening an account. COMP 0006 Exception Cleared.
												Approved	A	A	A	A	A
300041943	181788	09/10/2015	Compliance	APN Number is not listed on Security Instrument	COLL 0001	1	Closed	APN was not disclosed on any page of the security instrument or legal description.	09/24/2015
Substantial verified liquid assets and/or savings history - Post closing reserves of $140,896.05. 22.22 months of verified PITI reserves. 9 months required. Sufficient additional reserves to meet 6 months reserve requirement on other properties.  Borrower has additional partially verified assets totaling $467,614 which was not included in qualifying. ; Substantial verified employment history - Verified 5 yr stable job history per VVOE pg 43.; Low LTV/CLTV - 55.33% is well below the maximum of 80% with a minimum 720 score and 12 months reserves which has all been confirmed.; Excellent verified credit history - 761/779 qualifying credit scores. 720 minimum required. No derogatory credit. Limited credit users. Credit file dates back to 9/1992.

9/15/15 -   Property Address and legal description listed on the Mortgage (Red DEED 0049) agrees with the Appraisal Report (pg 199), thus confirms Mortgage satisfactorily identifies the subject property. COLL 0001 Exception Cleared.
												Funded	A	A	A	A	A
300041943	181789	09/10/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office. No closing instructions provided.

									09/15/2015
Substantial verified liquid assets and/or savings history - Post closing reserves of $140,896.05. 22.22 months of verified PITI reserves. 9 months required. Sufficient additional reserves to meet 6 months reserve requirement on other properties.  Borrower has additional partially verified assets totaling $467,614 which was not included in qualifying. ; Substantial verified employment history - Verified 5 yr stable job history per VVOE pg 43.; Low LTV/CLTV - 55.33% is well below the maximum of 80% with a minimum 720 score and 12 months reserves which has all been confirmed.; Excellent verified credit history - 761/779 qualifying credit scores. 720 minimum required. No derogatory credit. Limited credit users. Credit file dates back to 9/1992.

9/14/15 - Received response from lender: "Recorded Mortgage". Attached is a complete copy of the recorded Mortgage. County recordation date is 8/27/15. ** Recorded Mortgage confirms recording is complete. DEED 0049 Exception Cleared.
												Funded	A	A	A	A	A
300041943	181800	09/10/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,050,000 is supported. No post closing CDA provided.	09/24/2015
Substantial verified liquid assets and/or savings history - Post closing reserves of $140,896.05. 22.22 months of verified PITI reserves. 9 months required. Sufficient additional reserves to meet 6 months reserve requirement on other properties.  Borrower has additional partially verified assets totaling $467,614 which was not included in qualifying. ; Substantial verified employment history - Verified 5 yr stable job history per VVOE pg 43.; Low LTV/CLTV - 55.33% is well below the maximum of 80% with a minimum 720 score and 12 months reserves which has all been confirmed.; Excellent verified credit history - 761/779 qualifying credit scores. 720 minimum required. No derogatory credit. Limited credit users. Credit file dates back to 9/1992.

9/11/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,050,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Funded	A	A	A	A	A
300041943	181816	09/10/2015	Compliance	APN Number and/or Legal Descriptions do not match security instrument	COLL 0002	1	Closed	No APN was provided on security instrument or title documents. Unable to confirm APN number on appraisal matches other documents in file.	09/24/2015
Substantial verified liquid assets and/or savings history - Post closing reserves of $140,896.05. 22.22 months of verified PITI reserves. 9 months required. Sufficient additional reserves to meet 6 months reserve requirement on other properties.  Borrower has additional partially verified assets totaling $467,614 which was not included in qualifying. ; Substantial verified employment history - Verified 5 yr stable job history per VVOE pg 43.; Low LTV/CLTV - 55.33% is well below the maximum of 80% with a minimum 720 score and 12 months reserves which has all been confirmed.; Excellent verified credit history - 761/779 qualifying credit scores. 720 minimum required. No derogatory credit. Limited credit users. Credit file dates back to 9/1992.

9/15/15 -  Property Address and legal description listed on the Mortgage (Red DEED 0049) agrees with the Appraisal Report (pg 199), thus confirms Mortgage satisfactorily identifies the subject property. COLL 0002 Exception Cleared.
												Funded	A	A	A	A	A
300041943	181845	09/10/2015	Compliance	Missing Interim GFE Due to Lock Event	RESPA 0016	1	Closed	Missing redisclosed GFE dated within 3 days after rate lock dated 7/16/2015 (pg 458).	09/24/2015
Substantial verified liquid assets and/or savings history - Post closing reserves of $140,896.05. 22.22 months of verified PITI reserves. 9 months required. Sufficient additional reserves to meet 6 months reserve requirement on other properties.  Borrower has additional partially verified assets totaling $467,614 which was not included in qualifying. ; Substantial verified employment history - Verified 5 yr stable job history per VVOE pg 43.; Low LTV/CLTV - 55.33% is well below the maximum of 80% with a minimum 720 score and 12 months reserves which has all been confirmed.; Excellent verified credit history - 761/779 qualifying credit scores. 720 minimum required. No derogatory credit. Limited credit users. Credit file dates back to 9/1992.

9/24/15 -Lender disclosed GFE one day prior to actual lock date. Confirmed GFE dated 7/15/15 disclosed lock terms (pg 458) and loan terms that were provided on the initial 1003/application (pg 2). RESPA 0016 Exception Cleared.
												Funded	A	A	A	A	A
300041943	182227	09/11/2015	Property	Appraisal is Incomplete	APPR 0002	1	Closed
Subject value is above predominant value of $600,000 by $450,000. Variance above predominate value is 75%. Appraiser notes High value for the area is $900,000. Subject value exceed high value by $150,000. Appraiser made no comment concerning predominate value and provided no narrative on subject exceeding high value for the area.
									09/24/2015
Substantial verified liquid assets and/or savings history - Post closing reserves of $140,896.05. 22.22 months of verified PITI reserves. 9 months required. Sufficient additional reserves to meet 6 months reserve requirement on other properties.  Borrower has additional partially verified assets totaling $467,614 which was not included in qualifying. ; Substantial verified employment history - Verified 5 yr stable job history per VVOE pg 43.; Low LTV/CLTV - 55.33% is well below the maximum of 80% with a minimum 720 score and 12 months reserves which has all been confirmed.; Excellent verified credit history - 761/779 qualifying credit scores. 720 minimum required. No derogatory credit. Limited credit users. Credit file dates back to 9/1992.

9/11/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,050,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0002 Exception Cleared.
												Funded	A	A	A	A	A
300045255	182406	09/14/2015	Credit	Missing Underwriter Loan Approval	APRV 0001	1	Closed	No signed loan approval in file with Loan Program. 1008 in file (pg 13) is unsigned and undated. Unable to determine approval date and approving underwriter.	09/16/2015
Substantial verified liquid assets and/or savings history - Verified liquid assets after closing of $99,427.65 (16.58 months). 12 months PITI reserves required. ; Substantial verified employment history - 24 yr verified stable job history for borrower per VOE pg 195; Low DTI - 31.93% DTI is well below the maximum allowed per program guidelines of 43%.
											9/16/15 - Received underwriter executed 1008 reflecting a date of 08/25/15. DTI is 31.60% which matches to the 1008 originally provided. APRV 0001 Exception Cleared.	Funded	A	A	A	A	A
300045255	182437	09/14/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,250,000 is supported. No post closing CDA provided.	09/16/2015
Substantial verified liquid assets and/or savings history - Verified liquid assets after closing of $99,427.65 (16.58 months). 12 months PITI reserves required. ; Substantial verified employment history - 24 yr verified stable job history for borrower per VOE pg 195; Low DTI - 31.93% DTI is well below the maximum allowed per program guidelines of 43%.

9/16/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,250,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.
												Funded	A	A	A	A	A
300045255	182441	09/14/2015	Compliance	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	Missing evidence borrowers was provided with Affiliated Business Disclosure within 3 days of loan application date, or provide evidence that lender has no affiliations to disclose.	09/16/2015
Substantial verified liquid assets and/or savings history - Verified liquid assets after closing of $99,427.65 (16.58 months). 12 months PITI reserves required. ; Substantial verified employment history - 24 yr verified stable job history for borrower per VOE pg 195; Low DTI - 31.93% DTI is well below the maximum allowed per program guidelines of 43%.
											9/16/15 - Received Affiliated Business Relationship Information signed by an officer of the bank reflecting lender has no affiliations. COMP 0010 Exception Cleared.	Funded	A	A	A	A	A
300045255	182493	09/14/2015	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing Fraud report with all alerts satisfactorily addressed.	09/16/2015
Substantial verified liquid assets and/or savings history - Verified liquid assets after closing of $99,427.65 (16.58 months). 12 months PITI reserves required. ; Substantial verified employment history - 24 yr verified stable job history for borrower per VOE pg 195; Low DTI - 31.93% DTI is well below the maximum allowed per program guidelines of 43%.
											9/16/15 - Received complete copy of Report with all alerts addressed. CRED 0089 Exception Cleared.	Funded	A	A	A	A	A
300059457	184569	09/28/2015	Credit	Missing Underwriter Loan Approval	APRV 0001	1	Closed
No signed loan approval in file with Loan Program. 1008 in file (pg 668) is not signed or dated. No Lender approval in file. Unable to confirm approval date, approving underwriter or approved loan program.
									09/30/2015
Substantial verified reserves - Post closing reserves of $163,363.62. 42 months verified PITI reserves. Sufficient reserves to meet all lender requirements. ; Excellent verified credit history - 750/768 qualifying credit scores. No derogatory credit. Credit file dates back to 9/1987. ; Excellent verified housing payment history - 241 months of current and prior mortgage history paid 0x30 per credit report.

9/30/15 - Received response from lender: "UW approval is attached. Please see bottom of page 10 for UW signature and date of approval". Attached is a copy of the loan summary sheet, 1008, unexecuted copy of the 1003/Application, and Income and Debt Worksheet marked final and signed and dated by underwriter. Approved DTI agrees with the DTI that was provided on the 1008 that was presented in the original loan file. APRV 0001 Exception Cleared.
												Approved	A	A	A	A	A
300059457	184670	09/29/2015	Compliance	APN Number is not listed on Security Instrument	COLL 0001	1	Closed	APN (Parcel ID Number) was not provided on Mortgage. PIN section of Mortgage (pg 562) was not completed. Unable to confirm correct APN number was provided on appraisal or title.	10/02/2015
Substantial verified reserves - Post closing reserves of $163,363.62. 42 months verified PITI reserves. Sufficient reserves to meet all lender requirements. ; Excellent verified credit history - 750/768 qualifying credit scores. No derogatory credit. Credit file dates back to 9/1987. ; Excellent verified housing payment history - 241 months of current and prior mortgage history paid 0x30 per credit report.

10/01/15 - Received response from lender: "Letter of Intent to re-record is attached." Enclosed is a signed letter of intent in company letter head stating once original Mortgage is received, Parcel ID will be added and will be re-recorded." COLL 0001 Exception Cleared.
												Approved	A	A	A	A	A
300059457	184672	09/29/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $680,000 is supported. No post closing CDA provided.	11/02/2015
Substantial verified reserves - Post closing reserves of $163,363.62. 42 months verified PITI reserves. Sufficient reserves to meet all lender requirements. ; Excellent verified credit history - 750/768 qualifying credit scores. No derogatory credit. Credit file dates back to 9/1987. ; Excellent verified housing payment history - 241 months of current and prior mortgage history paid 0x30 per credit report.

9/30/15 - Received 3rd Party Desk Review that reflects original appraisal value of $680,000 is within 10% tolerance of the CDA value of $670,000, thus confirming the appraised value is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300059457	184673	09/29/2015	Property	Missing Pre-Closing Appraisal Review	APPR 0041	1	Closed
Line 808 of HUD (pg 521) reflects that borrower paid an Appraisal Review fee of $205 at closing. Copy of Appraisal Invoice in file on pg 1 reflects the $110 of the fee is for  Retained Fee. Balance of fee changed on HUD is $95.  Missing copy of Appraisal Review completed by lender or evidence the remaining $95 fee was not for lender review.
									11/02/2015
Substantial verified reserves - Post closing reserves of $163,363.62. 42 months verified PITI reserves. Sufficient reserves to meet all lender requirements. ; Excellent verified credit history - 750/768 qualifying credit scores. No derogatory credit. Credit file dates back to 9/1987. ; Excellent verified housing payment history - 241 months of current and prior mortgage history paid 0x30 per credit report.

11/2/15 - Received response from lender: "All requested documents". Attached is a copy of the 3rd Party shipping label addressed to Borrower scheduled for next day delivery. Attached tracking confirmation shows that the package was delivered on 10/16/15. Included is a copy of the Lenders letter to borrower dated 10/14/15 that states: "An audit of the closing documents on your above referenced loan revealed that the amount collected at closing for the appraisal final inspection was over by $95.00. Enclosed is a check for $95.00". A copy of the official check payable to the borrower in the amount of $95 was included. The lender also attached a copy of the corrected HUD1 Settlement Statement showing $110 appraisal review fee. ** Lender refunded the borrower the over-payment of the final appraisal inspection fee, thus confirming the difference noted from the HUD1 and appraisal invoice was not for an additional lender review fee. Fee was improperly labeled on HUD, no Lender review completed.  APPR 0041 Exception Cleared.;
												Approved	A	A	A	A	A
300059457	184677	09/29/2015	Compliance	Borrower(s) did not receive Notice to Home Loan Applicant	FACT 0001	1	Closed	Missing evidence that borrower was provided with Notice to Home Loan Applicant disclosure.	09/30/2015
Substantial verified reserves - Post closing reserves of $163,363.62. 42 months verified PITI reserves. Sufficient reserves to meet all lender requirements. ; Excellent verified credit history - 750/768 qualifying credit scores. No derogatory credit. Credit file dates back to 9/1987. ; Excellent verified housing payment history - 241 months of current and prior mortgage history paid 0x30 per credit report.

9/30/15 - Received response from lender: "LOE". Attached is a signed memo on lenders letterhead stating: "Please allow this to serve as evidence that the FACTA Notice to Loan Applicant disclosure has been provided to the borrower(s). This notice is sent directly to the borrowers(s) from the credit reporting bureau". FACT 0001 Exception Cleared.
												Approved	A	A	A	A	A
300059457	184678	09/29/2015	Compliance	Borrower(s) Did Not Receive "Right to Receive Credit Scores"	FACT 0002	1	Closed	Missing evidence that borrower was provided with Right to Receive Credit Scores disclosure.	09/30/2015
Substantial verified reserves - Post closing reserves of $163,363.62. 42 months verified PITI reserves. Sufficient reserves to meet all lender requirements. ; Excellent verified credit history - 750/768 qualifying credit scores. No derogatory credit. Credit file dates back to 9/1987. ; Excellent verified housing payment history - 241 months of current and prior mortgage history paid 0x30 per credit report.

9/30/15 - Received response from lender: "Disclosure is attached along with E-signature summary showing the date the disclosure was reviewed by borrowers." Attached is a copy of the 3 page Welcome letter which includes  the Fair Credit notice on pg 2 of the document. Included is a copy of the eSign Process Summary for borrower and co-borrower evidencing that the Welcome Letter was uploaded and reviewed by the borrowers on 8/14/15, which is within 3 business days of the application date. FACT 0002 Exception Cleared.
												Approved	A	A	A	A	A
300059457	184711	09/29/2015	Compliance	No evidence lender provided copies of written appraisals	ECOA 0003	1	Closed	Missing acknowledgement from borrowers that they were provided with copies of appraisal reports.	11/02/2015
Substantial verified reserves - Post closing reserves of $163,363.62. 42 months verified PITI reserves. Sufficient reserves to meet all lender requirements. ; Excellent verified credit history - 750/768 qualifying credit scores. No derogatory credit. Credit file dates back to 9/1987. ; Excellent verified housing payment history - 241 months of current and prior mortgage history paid 0x30 per credit report.
											9/30/15 - Letter addressed to borrowers dated 9/8/15 with complete copy of the appraisal report confirms lender provided copies of written appraisal to borrower. ECOA 0003 Exception Cleared.	Approved	A	A	A	A	A
300059457	184712	09/29/2015	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing Closing Protection Letter issued by title insurer.	10/02/2015
Substantial verified reserves - Post closing reserves of $163,363.62. 42 months verified PITI reserves. Sufficient reserves to meet all lender requirements. ; Excellent verified credit history - 750/768 qualifying credit scores. No derogatory credit. Credit file dates back to 9/1987. ; Excellent verified housing payment history - 241 months of current and prior mortgage history paid 0x30 per credit report.
											10/01/15 - Received Closing Protection Letter issued by title insurer. TITL 0005 Exception Cleared.	Approved	A	A	A	A	A
300063091	185306	10/02/2015	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	1008 in file (pg 1) is signed but not dated. No other lender approval in file. Unable to determine loan approval date.	10/16/2015
Low DTI - 30.9% DTI on fully documented file. 43% DTI allowed per guidelines. ; Excellent verified housing payment history - 316 months of current and prior mortgage history paid 0x30 per credit report. ; Substantial verified employment history - Per VOEs (pg 173, 176) borrower has been on current job for 15 years and coborrower has been on current job for 14 years. ; Substantial verified reserves - Post closing reserves of $135,472.62. 46 months of PITI reserves were verified. 12 months on subject and 6 months on primary PITI are required. Borrower has excess reserves of $71,053.

10/16/15 - Received response from lender: "1008". Attached is a copy of the underwriter signed Final 1008 dated 8/20/15. DTI agrees with the DTI provided on the 1008 that was presented in the original loan file (pg 1). APRV 0003 Exception Cleared.
												Funded	A	A	A	A	A
300063091	185309	10/02/2015	Credit	Guideline Exception(s)	GIDE 0001	1	Closed
Per Sales Contract addendum (pg 36) subject is being sold subject to existing Vacation Rental agreements. Contract (pg 259) reflects current rental agreements are in effect through 12/31/2015. Email from buyer (pg 46) states there is no contractual obligation, however this contradicts the Sales Contract (pg 259) which indicates there are existing agreements through 12/31/2015.  Missing copy of the existing property management agreements. Lender Guidelines for Second Home (pg 12 of 70) state no agreements allowed which give a management firm control over occupancy of a property. Unable to determine if existing rental agreements on subject meet lender guideline requirements.
									10/05/2015
Low DTI - 30.9% DTI on fully documented file. 43% DTI allowed per guidelines. ; Excellent verified housing payment history - 316 months of current and prior mortgage history paid 0x30 per credit report. ; Substantial verified employment history - Per VOEs (pg 173, 176) borrower has been on current job for 15 years and coborrower has been on current job for 14 years. ; Substantial verified reserves - Post closing reserves of $135,472.62. 46 months of PITI reserves were verified. 12 months on subject and 6 months on primary PITI are required. Borrower has excess reserves of $71,053.

10/2/15 - There are no current rental agreements on the subject property, but this does not relieve the Realtors responsibility to have the addendum attached. The contract does not require the borrower to use the property as a rental, but rather, had there been a lease in place, it would force the new owner to honor it until it expired." ** GIDE 0001 Exception Cleared.
												Funded	A	A	A	A	A
300063091	185315	10/02/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $810,000 is supported. No post closing CDA provided.	10/06/2015
Low DTI - 30.9% DTI on fully documented file. 43% DTI allowed per guidelines. ; Excellent verified housing payment history - 316 months of current and prior mortgage history paid 0x30 per credit report. ; Substantial verified employment history - Per VOEs (pg 173, 176) borrower has been on current job for 15 years and coborrower has been on current job for 14 years. ; Substantial verified reserves - Post closing reserves of $135,472.62. 46 months of PITI reserves were verified. 12 months on subject and 6 months on primary PITI are required. Borrower has excess reserves of $71,053.

10/6/15 - Received 3rd Party Desk Review that reflects original appraisal value of $810,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APN has been corrected to match appraisal report. APPR 0040 Exception Cleared.
												Funded	A	A	A	A	A
300063091	185317	10/02/2015	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing evidence that borrower was provided with Federal Privacy Notice.	10/16/2015
Low DTI - 30.9% DTI on fully documented file. 43% DTI allowed per guidelines. ; Excellent verified housing payment history - 316 months of current and prior mortgage history paid 0x30 per credit report. ; Substantial verified employment history - Per VOEs (pg 173, 176) borrower has been on current job for 15 years and coborrower has been on current job for 14 years. ; Substantial verified reserves - Post closing reserves of $135,472.62. 46 months of PITI reserves were verified. 12 months on subject and 6 months on primary PITI are required. Borrower has excess reserves of $71,053.
											10/16/15 - Received response from lender: "Disclosure". Attached is a copy of the lenders written Privacy Statement that was delivered to the borrowers. COMP 0006 Exception Cleared.	Funded	A	A	A	A	A
300063091	185318	10/02/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. No Lender Closing Instructions provided in file. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									10/05/2015
Low DTI - 30.9% DTI on fully documented file. 43% DTI allowed per guidelines. ; Excellent verified housing payment history - 316 months of current and prior mortgage history paid 0x30 per credit report. ; Substantial verified employment history - Per VOEs (pg 173, 176) borrower has been on current job for 15 years and coborrower has been on current job for 14 years. ; Substantial verified reserves - Post closing reserves of $135,472.62. 46 months of PITI reserves were verified. 12 months on subject and 6 months on primary PITI are required. Borrower has excess reserves of $71,053.

10/2/15 - Received response from lender of: "Recorded DOT - says unofficial because it is a copy from the recorders office." Attached is a copy of the executed recorded Mortgage Deed of Trust, Riders and legal description attachment (25 total pages) to confirm Mortgage / Deed of Trust recording has been completed. Document has unofficial watermarks, however, recording information verified on the top right portion of page 1. APN confirmed. DEED 0049 Exception Cleared.
												Funded	A	A	A	A	A
300063091	185319	10/02/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	Borrower Sch C loss of ($96.50/mo). 2015 YTD P&L provided (pg 179). Missing 2015 Balance Sheet for borrowers Sch C self-employment (pg 184) as required per Appendix Q.	12/04/2015
Low DTI - 30.9% DTI on fully documented file. 43% DTI allowed per guidelines. ; Excellent verified housing payment history - 316 months of current and prior mortgage history paid 0x30 per credit report. ; Substantial verified employment history - Per VOEs (pg 173, 176) borrower has been on current job for 15 years and coborrower has been on current job for 14 years. ; Substantial verified reserves - Post closing reserves of $135,472.62. 46 months of PITI reserves were verified. 12 months on subject and 6 months on primary PITI are required. Borrower has excess reserves of $71,053.
											12/4/15 - Received response from lender of: "Balance Sheet". Attached is a a balance sheet executed and dated by B1. CRED 0082 Exception Cleared.	Funded	A	A	A	A	A
300063091	185320	10/02/2015	Credit	Missing Employment doc (VVOE)	CRED 0006	1	Closed	Missing 3rd party verification of borrowers self employment as consultant reporting on Sch C (pg 184).	12/04/2015
Low DTI - 30.9% DTI on fully documented file. 43% DTI allowed per guidelines. ; Excellent verified housing payment history - 316 months of current and prior mortgage history paid 0x30 per credit report. ; Substantial verified employment history - Per VOEs (pg 173, 176) borrower has been on current job for 15 years and coborrower has been on current job for 14 years. ; Substantial verified reserves - Post closing reserves of $135,472.62. 46 months of PITI reserves were verified. 12 months on subject and 6 months on primary PITI are required. Borrower has excess reserves of $71,053.

11/16/15 -Confirmation of borrower's self-employment consulting is confirmed with the web searches.  Income loss considered in qualifying is minimal and has only a marginal affect on qualifying. CRED 0006 Exception Cleared.
												Funded	A	A	A	A	A
300063091	185321	10/02/2015	Compliance	Loan Closed Prior to 3 Business Days After Delivery of Interim TIL	MDIA 0002	1	Closed	Interim TIL issued on 9/15/2015. Loan closed on 9/18/2015. Borrower was not provided with required 3 day review period prior to closing after issuance of interim TIL.	12/04/2015
Low DTI - 30.9% DTI on fully documented file. 43% DTI allowed per guidelines. ; Excellent verified housing payment history - 316 months of current and prior mortgage history paid 0x30 per credit report. ; Substantial verified employment history - Per VOEs (pg 173, 176) borrower has been on current job for 15 years and coborrower has been on current job for 14 years. ; Substantial verified reserves - Post closing reserves of $135,472.62. 46 months of PITI reserves were verified. 12 months on subject and 6 months on primary PITI are required. Borrower has excess reserves of $71,053.
											11/6/15 - Received response from lender: "Please clear condition as borrower was given 3 days". ** Exception re-reviewed. Loan is MDIA compliant. APR decreased -0.286%. MDIA 0002 Exception Cleared.	Funded	A	A	A	A	A
300065629	185327	10/02/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									10/29/2015
Substantial verified reserves - Post closing reserves of $154,548.53. 24 months of verified PITI reserves. 12 months required per guidelines. Sufficient reserves to meet lender requirements for other REO properties. ; Excellent verified credit history - 780/798 qualifying credit scores. 720 minimum required per guidelines.  No derogatory credit. Credit file dates back to 2/2001.

10/29/15 - Received response from lender: "Recorded DOT. Says unofficial due to being a copy of original from county office". Attached is a complete copy of the electronically recorded Deed of Trust for subject transaction. County recordation information is documented on page 1. DOT watermark is due to the document being a copy of the original recorded document. DEED 0049 Exception Cleared.
												Funded	A	A	A	A	A
300065629	185331	10/02/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,170,000 is supported. No post closing CDA provided.	11/13/2015
Substantial verified reserves - Post closing reserves of $154,548.53. 24 months of verified PITI reserves. 12 months required per guidelines. Sufficient reserves to meet lender requirements for other REO properties. ; Excellent verified credit history - 780/798 qualifying credit scores. 720 minimum required per guidelines.  No derogatory credit. Credit file dates back to 2/2001.

10/5/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,170,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

												Funded	A	A	A	A	A
300065629	185334	10/02/2015	Compliance	Missing Notary on Mortgage/DOT	DEED 0022	1	Closed	Notary date on Mortgage (pg 70) is incorrect. No evidence that Notary date on mortgage has been corrected.	10/29/2015
Substantial verified reserves - Post closing reserves of $154,548.53. 24 months of verified PITI reserves. 12 months required per guidelines. Sufficient reserves to meet lender requirements for other REO properties. ; Excellent verified credit history - 780/798 qualifying credit scores. 720 minimum required per guidelines.  No derogatory credit. Credit file dates back to 2/2001.

10/29/15 -Included is a copy of the DOT page 15 reflecting the corrected notary acknowledgment date and Correction Instrument as to a Recorded Original Instrument. The 3 pages were electronically recorded with the County clerk on 10/8/15. DEED 0022 Exception Cleared.
												Funded	A	A	A	A	A
300065629	185336	10/02/2015	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed	Inspection Record was provided (pg 297), however Certification of Occupancy was not provided. Inspection Record did not indicate that Occupancy was approved.	11/12/2015
Substantial verified reserves - Post closing reserves of $154,548.53. 24 months of verified PITI reserves. 12 months required per guidelines. Sufficient reserves to meet lender requirements for other REO properties. ; Excellent verified credit history - 780/798 qualifying credit scores. 720 minimum required per guidelines.  No derogatory credit. Credit file dates back to 2/2001.

11/12/15 - Received response from lender: "Final Inspections from City. Attached is a copy of the Citys Inspection Document for subject property showing Building Final Approved, thus confirms subject is suitable for occupancy. PROP 00012 Exception Cleared.
												Funded	A	A	A	A	A
300065629	185338	10/02/2015	Property	Appraisal is Incomplete	APPR 0002	1	Closed	Appraisal Occupancy is marked as Vacant. Per 1003 borrower is currently living in subject. Photos do not reflect that subject is vacant.	11/13/2015
Substantial verified reserves - Post closing reserves of $154,548.53. 24 months of verified PITI reserves. 12 months required per guidelines. Sufficient reserves to meet lender requirements for other REO properties. ; Excellent verified credit history - 780/798 qualifying credit scores. 720 minimum required per guidelines.  No derogatory credit. Credit file dates back to 2/2001.

10/29/15 - Received response from lender: "Appraisal". Attached is a copy of the revised appraisal report dated 8/7/2015 with signature date on 10/8/15. Revised appraisal indicates subject is owner occupied. Appraiser noted that the homeowners were in the process of moving into the subject at the time of inspection. APPR 0002 Exception Cleared.
												Funded	A	A	A	A	A
300065629	185341	10/02/2015	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed	Missing letter signed by borrower addressing all credit inquiries in past 120 days. Any new credit accounts opened to be fully documented.	10/29/2015
Substantial verified reserves - Post closing reserves of $154,548.53. 24 months of verified PITI reserves. 12 months required per guidelines. Sufficient reserves to meet lender requirements for other REO properties. ; Excellent verified credit history - 780/798 qualifying credit scores. 720 minimum required per guidelines.  No derogatory credit. Credit file dates back to 2/2001.

10/29/15 - Received response from lender: "Inquiry Letter". Attached is a copy of the borrower signed credit inquiry letter dated 7/24/15. Borrower did not address the inquiries performed on 7/23/15.  These inquiries were performed by the Lender and lenders credit report service provider (pg 167) for subject transaction, thus letter of explanation would not be required. CRED 0093 Exception Cleared.
												Funded	A	A	A	A	A
300065629	185342	10/02/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed
2013 business tax returns (pg 219 - Line G) indicate that this is both the initial and final return for borrowers business. Letter from CPA (pg 215) states the box checked Final Return was completed in error. CPA letter does not address issue of Initial Return. Based on self employment verification in file (pg 212) the business has been in existence since 2005.  Provide CPA letter or amended return showing correct status of 2013 tax returns.
									11/10/2015
Substantial verified reserves - Post closing reserves of $154,548.53. 24 months of verified PITI reserves. 12 months required per guidelines. Sufficient reserves to meet lender requirements for other REO properties. ; Excellent verified credit history - 780/798 qualifying credit scores. 720 minimum required per guidelines.  No derogatory credit. Credit file dates back to 2/2001.

11/9/15 - CPA confirms borrowers business has been in existence since 2005, which is supported by the verification of self-employment that was provided in the original loan file (pg 212). CPA confirms that the "Initial" and "Final" boxes on Line G of the 2013 1065 Income Tax Returns were marked in error (pg 219). CRED 0082 Exception Cleared.
												Funded	A	A	A	A	A
300065629	185343	10/02/2015	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed
Tax returns are deficient for the following issues:  1) 2013 and 2014, business and personal tax returns (pgs 219-266) have not been signed by the borrowers. E-file documents are not signed by borrowers. Signed tax returns required per lender guidelines and Appendix Q.  2) Business tax returns are not complete.  2013 1065 returns (pg 219) are missing the Sch L showing breakdown of assets and liabilities. 2014, Sch L page is provided (pg 245), however it has not been completed. 2013 and 2014 returns reflect interest is being paid by the business. Due to missing or incomplete Sch L, the amount of short term debt cannot be determined. Final income review cannot be completed.  3) 2013 business returns (pg 219) reflect Other Deductions on Line 20 of $276,464. Missing detail of this amount to determine Meals expenses. Final income review cannot be completed.
									11/13/2015
Substantial verified reserves - Post closing reserves of $154,548.53. 24 months of verified PITI reserves. 12 months required per guidelines. Sufficient reserves to meet lender requirements for other REO properties. ; Excellent verified credit history - 780/798 qualifying credit scores. 720 minimum required per guidelines.  No derogatory credit. Credit file dates back to 2/2001.

11/13/2015 - Received response from lender: "Signed Returns". Attached are copies of the borrower executed signature pages of the 2013/2014 1065 Income Tax Returns and 2013/2014 1040 Income Tax Returns. Tax Returns are complete. CRED 0087 Exception Cleared.
												Funded	A	A	A	A	A
300065629	185344	10/02/2015	Compliance	RESPA Disclosure(s) is Deficient	COMP 0017	1	Closed
Only initial GFE (pg 306) was provided in file. GFE reflects a Note amount of $762,900 and payment amount of $3763.01. Per Note (pg 51) both loan amount and payment increased. Missing redisclosed GFE and Changed Circumstance documentation reflecting redisclosure to borrower of new loan terms.
									11/10/2015
Substantial verified reserves - Post closing reserves of $154,548.53. 24 months of verified PITI reserves. 12 months required per guidelines. Sufficient reserves to meet lender requirements for other REO properties. ; Excellent verified credit history - 780/798 qualifying credit scores. 720 minimum required per guidelines.  No derogatory credit. Credit file dates back to 2/2001.
											11/9/15 - Received response from lender: "GFE". Attached is a copy of the GFE Changed Circumstance Detail Form dated 8/28/15 with corresponding GFE and TIL disclosures. COMP 0017 Exception Cleared.	Funded	A	A	A	A	A
300065629	185345	10/02/2015	Compliance	Missing Schedule A	RESPA 0028	1	Closed	Missing Schedule A/Settlement Provider Listing addendum to GFE.	10/29/2015
Substantial verified reserves - Post closing reserves of $154,548.53. 24 months of verified PITI reserves. 12 months required per guidelines. Sufficient reserves to meet lender requirements for other REO properties. ; Excellent verified credit history - 780/798 qualifying credit scores. 720 minimum required per guidelines.  No derogatory credit. Credit file dates back to 2/2001.
											10/06/2015- Received copy of letter from Lender stating: "I wanted to verify that we, Lender, do not provide a settlement providers list to our borrowers." RESPA 0028 Exception Cleared.	Funded	A	A	A	A	A
300065629	185346	10/02/2015	Compliance	Loan DTI exceeds 43%	QMATR 0002	1	Closed
Lender approved DTI of 41.012%. Review DTI of 50.12% exceeds maximum of 43% allowed per lender guidelines and QM requirements.  Major difference is due to lender using Lease income from departing residence which does not meet lender guideline requirements. Additional differences due to lender income calculation discrepancies due to income income business tax returns.  DTI of 50.12% is not within Qualified Mortgage requirements.
									11/13/2015
Substantial verified reserves - Post closing reserves of $154,548.53. 24 months of verified PITI reserves. 12 months required per guidelines. Sufficient reserves to meet lender requirements for other REO properties. ; Excellent verified credit history - 780/798 qualifying credit scores. 720 minimum required per guidelines.  No derogatory credit. Credit file dates back to 2/2001.

11/12/15 - Appendix Q requirement of LTV 75% or less, which can be determined by comparing to the unpaid principal balance to the original sales price of the property, was satisfied. After the inclusion of the rental income  and recalculation of 2013/2014 1065 income with 2013 Travel & Entertainment expenses of $4569 provided via Stips on 11/9/15 (CRED 0087) DTI is 42.82%, which is below the QM requirement of 43%. QMATR 0002 Exception Cleared.
												Funded	A	A	A	A	A
300065629	185347	10/02/2015	Credit	Missing Lease Agreement and/or Not Executed	LEAS 0001	1	Closed
Borrower is using Lease income (pg 381) from prior primary being converted to investment property. The following issues are noted with use of this income (Lender guidelines pg 23 of 75): 1) A minimum of 30% equity in departing residence is required. Missing appraisal to confirm a minimum of 30% equity.  2) Copy of Lease was provided (pg 381) showing a start date of 6/1/2015. Per City Area MLS, the prior primary is currently listed as available for lease for $1250/mo. 3) Lender guidelines (pg 23 of 75) require 2 years landlord experience verified by Sch E filings. Per Schedule E, borrowers have no prior landlord experience.  Based on documents in file, rental income from prior primary cannot be used to qualify.  Review removed Lease income from qualifying.
									11/12/2015
Substantial verified reserves - Post closing reserves of $154,548.53. 24 months of verified PITI reserves. 12 months required per guidelines. Sufficient reserves to meet lender requirements for other REO properties. ; Excellent verified credit history - 780/798 qualifying credit scores. 720 minimum required per guidelines.  No derogatory credit. Credit file dates back to 2/2001.

11/12/15 -Attached is a copy of pre-consummation dated sales history for rental property reflecting the Sale Date in 2002 in the amount of $110,218 with first mortgage of $109,127. Included is a copy of the borrowers pre-consummation dated credit report. Appendix Q requirement of LTV 75% or less, which can be determined by comparing to the unpaid principal balance to the original sales price of the property, was satisfied. Signed lease agreement was provided in the original loan file (pg 381). LEAS 0001 Exception Cleared.
												Funded	A	A	A	A	A
300065629	185348	10/03/2015	Credit	Underwriting Loan Approval is Deficient	APRV 0010	1	Closed
Per 1008 (pg 43) lender approved file at 65.56% LTV using appraisal value of $1,170,000. Subject is new construction and LTV should be calculated off lower of Cost to Construct or appraisal.  Based on Construction Contract in file (pg 131) showing cost to construct of $750,000 plus lot value of $210,000 per appraisal (pg 4), the total acquisition value of the subject is $960,000.  Based on lower acquisition value the LTV will be 79.9%. Revised LTV is within guidelines of 80%, however lender approval should reflect correct valuation and final approved LTV.
									10/29/2015
Substantial verified reserves - Post closing reserves of $154,548.53. 24 months of verified PITI reserves. 12 months required per guidelines. Sufficient reserves to meet lender requirements for other REO properties. ; Excellent verified credit history - 780/798 qualifying credit scores. 720 minimum required per guidelines.  No derogatory credit. Credit file dates back to 2/2001.

10/29/15 - Received response from lender: "1008". Attached is a copy of the underwriter signed revised 1008 reflecting the acquisition cost of $960,000 as the appraised value and 79.896% LTV. Differences in DTI and Other Property debt noted from the 1008 that was presented in the original loan file (pg 43). DTI 40.085% per revised 1008/DTI per 1008 in file 40.012%, Variance is not material. APRV 0010 Exception Cleared.
												Funded	A	A	A	A	A
300065629	185349	10/03/2015	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing Fraud report with all alerts satisfactorily addressed.	10/29/2015
Substantial verified reserves - Post closing reserves of $154,548.53. 24 months of verified PITI reserves. 12 months required per guidelines. Sufficient reserves to meet lender requirements for other REO properties. ; Excellent verified credit history - 780/798 qualifying credit scores. 720 minimum required per guidelines.  No derogatory credit. Credit file dates back to 2/2001.

10/29/15 - Received response from lender: "Fraud Report". Attached is a complete copy of the fraud report dated 7/29/15, Fraud score is 684 with all alerts individually initialed by the underwriter to show that they have been addressed. CRED 0089 Exception Cleared.
												Funded	A	A	A	A	A
300044291	185601	10/07/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									10/08/2015
Excellent verified credit history - 748 qualifying credit scores.  720 minimum score required per guidelines.     Credit file dates back to 01/1996. ; Excellent verified housing payment history - Credit report reflects 102 months of current and prior mortgage history paid 0x30.  ; Substantial verified employment history - Borrower has 13 years of verified self-employment.; Low DTI - 20.70 DTI, 43% maximum per program guidelines.

10/8/15 - Received response from lender: "Document says unofficial due to being a copy of the county office". Attached is a complete copy of the recorded Mortgage. Watermark "Unofficial" is due to the document being a photocopy of the original recorded document. DEED 0049 Exception Cleared.
												Funded	A	A	A	A	A
300044291	185603	10/07/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $895,000 is supported. No post closing CDA provided.	10/08/2015
Excellent verified credit history - 748 qualifying credit scores.  720 minimum score required per guidelines.     Credit file dates back to 01/1996. ; Excellent verified housing payment history - Credit report reflects 102 months of current and prior mortgage history paid 0x30.  ; Substantial verified employment history - Borrower has 13 years of verified self-employment.; Low DTI - 20.70 DTI, 43% maximum per program guidelines.
											10/8/15 - Received 3rd Party Desk Review that reflects original appraisal value of $895,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Funded	A	A	A	A	A
300044291	185604	10/07/2015	Property	No copy of Appraisal License in file	APPR 0043	1	Closed	File is missing copy of appraisal. Unable to confirm appraisal license status.	10/08/2015
Excellent verified credit history - 748 qualifying credit scores.  720 minimum score required per guidelines.     Credit file dates back to 01/1996. ; Excellent verified housing payment history - Credit report reflects 102 months of current and prior mortgage history paid 0x30.  ; Substantial verified employment history - Borrower has 13 years of verified self-employment.; Low DTI - 20.70 DTI, 43% maximum per program guidelines.
											10/8/15 - Received a copy of the appraisal report for the subject property. Appraisal report included a copy of the appraisers license confirming active license status. APPR 0043 Exception Cleared.	Funded	A	A	A	A	A
300044291	185605	10/07/2015	Compliance	Right of Recission Is Not on Correct Form	ROR 0011	1	Closed	Right of Recession (pg 64) is on H8 form. Refinance is a Lender to Lender refinance and should be performed on the H-9 form.	10/21/2015
Excellent verified credit history - 748 qualifying credit scores.  720 minimum score required per guidelines.     Credit file dates back to 01/1996. ; Excellent verified housing payment history - Credit report reflects 102 months of current and prior mortgage history paid 0x30.  ; Substantial verified employment history - Borrower has 13 years of verified self-employment.; Low DTI - 20.70 DTI, 43% maximum per program guidelines.

10/20/15 - Received a copy of the lenders letter to borrower dated 10/15/15 stating: "Please see attached, new right of rescission forms that I need both of you to sign and dates and return to us. You will have until midnight, October 19, 2015 to notify us that you wish to cancel the loan". Attached are copies of the executed H9 Rescission Forms for both borrower and non-borrowing spouse dated 10/15/15. Disclosed Deadline to Cancel is 10/19/2015, which has elapsed. ROR 0011 Exception Cleared
												Funded	A	A	A	A	A
300044291	185607	10/07/2015	Compliance	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	Missing evidence borrower was provided with Affiliated Business Disclosure within 3 days of loan application date, or provide evidence that lender, RCB Bank, has no affiliations to disclose.	10/14/2015
Excellent verified credit history - 748 qualifying credit scores.  720 minimum score required per guidelines.     Credit file dates back to 01/1996. ; Excellent verified housing payment history - Credit report reflects 102 months of current and prior mortgage history paid 0x30.  ; Substantial verified employment history - Borrower has 13 years of verified self-employment.; Low DTI - 20.70 DTI, 43% maximum per program guidelines.

10/14/15 - Received a memo on company letterhead  from lenders stating: "It is not our typical practice to disclose an Affiliated Business Disclosure. We do not have any affiliated businesses to disclose." Lender has no affiliates thus Affiliated Business Disclosure not required. COMP 0010 Exception Cleared.
												Funded	A	A	A	A	A
300044291	185611	10/07/2015	Property	Missing Copy of Original Appraisal report	APPR 0001	1	Closed	Missing copy of appraisal. 1008 reflects a value of $895,000 which cannot be confirmed. An appraisal fee is reflected on final HUD1 pg 8. Final LTV review is not complete.	10/21/2015
Excellent verified credit history - 748 qualifying credit scores.  720 minimum score required per guidelines.     Credit file dates back to 01/1996. ; Excellent verified housing payment history - Credit report reflects 102 months of current and prior mortgage history paid 0x30.  ; Substantial verified employment history - Borrower has 13 years of verified self-employment.; Low DTI - 20.70 DTI, 43% maximum per program guidelines.
											10/8/15 - Received a copy of the appraisal report for the subject property with a value of $895,000. APPR 0001 Exception Cleared.	Funded	A	A	A	A	A
300044291	185612	10/07/2015	Credit	Insufficient verified reserves	CRED 0100	1	Closed
Borrower is short 7.31 months/$36,119.46 of required 12 months/$59,307.84 reserves without use of retirement assets.  File contains retirement asset statement (pg 242) that appear to be the master statements for borrowers company plan. Statement (pg 244, 245) reflects bi-weekly unnamed employee contributions as well as employer contribution.  Provide copies of borrowers individual retirement statement or documentation to evidence borrowers percentage of retirement plan. Additional conditions may apply upon receipt and review.
									10/15/2015
Excellent verified credit history - 748 qualifying credit scores.  720 minimum score required per guidelines.     Credit file dates back to 01/1996. ; Excellent verified housing payment history - Credit report reflects 102 months of current and prior mortgage history paid 0x30.  ; Substantial verified employment history - Borrower has 13 years of verified self-employment.; Low DTI - 20.70 DTI, 43% maximum per program guidelines.

10/15/15 - CPA confirms borrowers percentage of ownership of documented retirement plan (pg 242, 248). Lender corrected asset section on pg 2 of the 1003/Application to reflect ownership percentage, which was initialed by borrower to evidence acknowledgement of the change. 12 month minimum reserve requirement is satisfied with the inclusion of 64% of retirement plan assets discounted at 40%. CRED 0100 Exception Cleared.
												Funded	A	A	A	A	A
300044291	185628	10/08/2015	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Fraud report in file (pg 224) does not indicate the source of the data. Report does not appear to be complete. Missing complete and comprehensive fraud report.	10/09/2015
Excellent verified credit history - 748 qualifying credit scores.  720 minimum score required per guidelines.     Credit file dates back to 01/1996. ; Excellent verified housing payment history - Credit report reflects 102 months of current and prior mortgage history paid 0x30.  ; Substantial verified employment history - Borrower has 13 years of verified self-employment.; Low DTI - 20.70 DTI, 43% maximum per program guidelines.
											10/09/15 - Received complete copy of Fraud Report with all alerts addressed. CRED 0089 Exception Cleared.	Funded	A	A	A	A	A
300044291	185629	10/08/2015	Credit	Missing Loan Approval Date	APRV 0003	1	Closed
1008 in file (pg 171) is not signed or dated. No other lender approval in file. No lender approval with underwriting conditions provided. Unable to determine loan approval date and approving underwriter.
									10/14/2015
Excellent verified credit history - 748 qualifying credit scores.  720 minimum score required per guidelines.     Credit file dates back to 01/1996. ; Excellent verified housing payment history - Credit report reflects 102 months of current and prior mortgage history paid 0x30.  ; Substantial verified employment history - Borrower has 13 years of verified self-employment.; Low DTI - 20.70 DTI, 43% maximum per program guidelines.

10/09/15 - Received lender response of: "This loan was underwritten by [seller] attached is [seller]'s approval." Lender attached Conventional Underwriting Requirement Sheet marked Final. Condition sheet is signed by two underwriters and dated 09/25/15. APRV 0003 Exception Cleared
												Funded	A	A	A	A	A
300044291	185630	10/08/2015	Credit	Missing HUD-1 for property to determine previous transaction type	HUD 0012	1	Closed
Missing HUD for purchase of Lot used for construction of subject. Per lender guidelines copy of HUD or purchase agreement must be provided to document acquisition cost. No appraisal provided to document current value of lot. 1008 (pg 171) indicates lender based LTV on appraisal value only without consideration of acquisition cost. Final LTV review is not complete pending review of total acquisition cost.
									10/26/2015
Excellent verified credit history - 748 qualifying credit scores.  720 minimum score required per guidelines.     Credit file dates back to 01/1996. ; Excellent verified housing payment history - Credit report reflects 102 months of current and prior mortgage history paid 0x30.  ; Substantial verified employment history - Borrower has 13 years of verified self-employment.; Low DTI - 20.70 DTI, 43% maximum per program guidelines.
											HUD located in file (pg 3). Appraisal provided to document lot value.	Funded	A	A	A	A	A
300044291	185677	10/08/2015	Credit	LTV exception	CRED 0010	1	Closed
Received appraisal (Stip v16) with lot value of $115,000. Construction Cost (pg 541) is $678,225. Total acquisition including cost to construct plus value of lot is $793,225. LTV should be based on lower of acquisition cost or appraisal value. Based on acquisition cost of $793,225 the LTV is 88.2% which exceeds the maximum LTV allowed of 80%.  Lender approved LTV based on higher appraisal value of $895,000 without consideration of acquisition costs.
									10/09/2015
Excellent verified credit history - 748 qualifying credit scores.  720 minimum score required per guidelines.     Credit file dates back to 01/1996. ; Excellent verified housing payment history - Credit report reflects 102 months of current and prior mortgage history paid 0x30.  ; Substantial verified employment history - Borrower has 13 years of verified self-employment.; Low DTI - 20.70 DTI, 43% maximum per program guidelines.

10/9/15 - Received response from lender of: Land contract page 1." Lender presented a HUD on purchase of land for subject property reflecting sales price of $95,000 with an acquisition date of 06/24/2011. Land acquisition date has been more than six months prior to the application date thus the current appraised value will be used to calculate the LTV ratios. CRED 0010 Exception Cleared.
												Funded	A	A	A	A	A
300044967	186150	10/15/2015	Compliance	APN Number is not listed on Security Instrument	COLL 0001	1	Closed	APN was not listed on the security instrument. No legal Description provided with Mortgage (pg 385). Missing attached Schedule A.	11/10/2015
Excellent verified housing payment history - 0x30 mortgage on primary residence rated for 45 month as agreed.; Excellent verified credit history - 776 FICO exceeds minimum 720 required per guidelines.; Low LTV/CLTV - 55.56% LTV is well below the allowable 80% per guidelines.

11/10/15 - Received response from lender of: "The subject property is in Iowa.  As has been addressed with other Iowa properties, Iowa does not require that the APN be listed on the security instrument. This was confirmed with Title, who specializes in the preparation and review of residential mortgage loan transaction documentation within the State of Iowa. Please remove this finding. ** Confirmed legal descriptions match between title and Appraisal.  Schedule A legal description previously provided also matches.  COLL 0001 Exception Cleared.;

												Approved	A	A	A	A	A
300044967	186157	10/15/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,800,000 is supported. No CDA provided.	10/16/2015
Excellent verified housing payment history - 0x30 mortgage on primary residence rated for 45 month as agreed.; Excellent verified credit history - 776 FICO exceeds minimum 720 required per guidelines.; Low LTV/CLTV - 55.56% LTV is well below the allowable 80% per guidelines.

10/16/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,800,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300044967	186164	10/15/2015	Compliance	APN Number and/or Legal Descriptions do not match security instrument	COLL 0002	1	Closed	APN was not listed on the security instrument. Unable to confirm APN on appraisal and title matched the Mortgage.	11/10/2015
Excellent verified housing payment history - 0x30 mortgage on primary residence rated for 45 month as agreed.; Excellent verified credit history - 776 FICO exceeds minimum 720 required per guidelines.; Low LTV/CLTV - 55.56% LTV is well below the allowable 80% per guidelines.

11/10/15 - Received response from lender of: "The subject property is in Iowa.  As has been addressed with other Iowa properties, Iowa does not require that the APN be listed on the security instrument. This was confirmed with Title, who specializes in the preparation and review of residential mortgage loan transaction documentation within the State of Iowa. Please remove this finding. ** Confirmed legal descriptions match between title and Appraisal.  Schedule A legal description previously provided also matches.  COLL 0002 Exception Cleared.;
												Approved	A	A	A	A	A
300044967	186167	10/15/2015	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	CPL was not provided in the file.	10/26/2015
Excellent verified housing payment history - 0x30 mortgage on primary residence rated for 45 month as agreed.; Excellent verified credit history - 776 FICO exceeds minimum 720 required per guidelines.; Low LTV/CLTV - 55.56% LTV is well below the allowable 80% per guidelines.
											10/26/15 - Lender closes their own loans. TITL 0005 Exception Cleared.	Approved	A	A	A	A	A
300044967	186183	10/15/2015	Compliance	Missing Change of Circumstance Form	RESPA 0005	1	Closed	Change of circumstances form was not provided for GFE on pg 335. The change was for extension of rate lock. Rate lock expired per pg 11.	10/23/2015
Excellent verified housing payment history - 0x30 mortgage on primary residence rated for 45 month as agreed.; Excellent verified credit history - 776 FICO exceeds minimum 720 required per guidelines.; Low LTV/CLTV - 55.56% LTV is well below the allowable 80% per guidelines.

10/23/15 - Received response from lender: "COC". Attached is a copy of Lenders letter to borrower dated 10/5/15 stating: "...I have enclosed a Good Faith Estimate for your review. It reflects a change in circumstance. This change is your interest rate has been extended to 10/20/15." Letter is dated on initial rate lock expiration (pg 11), thus confirms GFE (pg 335) was issued within 3 business day of change of circumstance. RESPA 0005 Exception Cleared.
												Approved	A	A	A	A	A
300044967	186184	10/15/2015	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed	Missing Cert of Occupancy. Documents on pgs 314-326 indicate that the final inspection was completed but certificate was not provided.	11/09/2015
Excellent verified housing payment history - 0x30 mortgage on primary residence rated for 45 month as agreed.; Excellent verified credit history - 776 FICO exceeds minimum 720 required per guidelines.; Low LTV/CLTV - 55.56% LTV is well below the allowable 80% per guidelines.

11/6/15 - Received response from lender of: "COO". Attached is a letter from City Clerk on letterhead from the subject municipality which states that the subject city does not issue certificate of occupancy. It further states that the new construction was built to the permit requirements that were issued and that the home meets all requirements set forth by the city zoning ordinances. PROP 0012 Exception Cleared.
												Approved	A	A	A	A	A
300044967	186185	10/15/2015	Compliance	Missing Legal Description on Mortgage/DOT	DEED 0021	1	Closed	Missing Exhibit A with legal description which was noted on pg 385 of the mortgage.	10/23/2015
Excellent verified housing payment history - 0x30 mortgage on primary residence rated for 45 month as agreed.; Excellent verified credit history - 776 FICO exceeds minimum 720 required per guidelines.; Low LTV/CLTV - 55.56% LTV is well below the allowable 80% per guidelines.

10/23/15 - Received response from lender: "Schedule A". Attached is a copy of the "Schedule A" attachment to the Deed of Trust (pg 385). Confirmed legal description agrees with Appraisal Report (pg 278). DEED 0021 Exception Cleared.
												Approved	A	A	A	A	A
300044967	186186	10/15/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office. No Closing instructions provided in file.
									11/09/2015
Excellent verified housing payment history - 0x30 mortgage on primary residence rated for 45 month as agreed.; Excellent verified credit history - 776 FICO exceeds minimum 720 required per guidelines.; Low LTV/CLTV - 55.56% LTV is well below the allowable 80% per guidelines.

11/9/15 - Received response from lender: "Recorded Mortgage". Attached is a complete copy of the recorded Mortgage for subject transaction. The County recordation information is provided on pg 1, which confirms recording is complete. DEED 0049 Exception Cleared.
												Approved	A	A	A	A	A
300044967	186187	10/15/2015	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing evidence that borrower was provided with Patriot Act disclosures.	10/23/2015
Excellent verified housing payment history - 0x30 mortgage on primary residence rated for 45 month as agreed.; Excellent verified credit history - 776 FICO exceeds minimum 720 required per guidelines.; Low LTV/CLTV - 55.56% LTV is well below the allowable 80% per guidelines.

10/23/15 - Received response from lender: "Disclosure". Attached is a copy of the borrower signed multi disclosure document. Document includes 'Important information about procedures for opening a new account', which states: "To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account".  COMP 0006 Exception Cleared.
												Approved	A	A	A	A	A
300044967	186188	10/15/2015	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed	Missing HUD from concurrent 2nd lien of $350,000 2nd. Funds were needed at closing. Promissory note is in file pg 49 but there is no proof that loan funded.	10/23/2015
Excellent verified housing payment history - 0x30 mortgage on primary residence rated for 45 month as agreed.; Excellent verified credit history - 776 FICO exceeds minimum 720 required per guidelines.; Low LTV/CLTV - 55.56% LTV is well below the allowable 80% per guidelines.

10/22/15 - Received response from lender: "HUD". Attached is a copy of the borrower signed HUD1 settlement statement for the simultaneous 2nd lien. HUD1 confirms closing was concurrent and that the proceeds were disbursed directly to the lenders internal general ledger account. CRED 0083 Exception Cleared.
												Approved	A	A	A	A	A
300044967	186189	10/15/2015	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed
Undisclosed debt document on pg 43/46 indicate two new trade lines. One new trade is accounted for on the credit report but a new Bank debt is not and was not on the explanation letter from the borrower.pg 45.
									10/23/2015
Excellent verified housing payment history - 0x30 mortgage on primary residence rated for 45 month as agreed.; Excellent verified credit history - 776 FICO exceeds minimum 720 required per guidelines.; Low LTV/CLTV - 55.56% LTV is well below the allowable 80% per guidelines.

10/23/15 - Confirmed that the account number listed for new debt on the debt compare report (pg 43) agrees with the closed trade line listed as # 43 on the credit report (pg 24). Additionally, credit report does not reflect any inquiries by Bank in the past 120 days (pg 25). CRED 0093 Exception Cleared
												Approved	A	A	A	A	A
300044967	186190	10/16/2015	Property	Appraisal is Incomplete	APPR 0002	1	Closed	Supervisory Appraisal License (pg 307) expired. Report is dated after expiration date. Missing updated license for supervisory appraisal.	11/10/2015
Excellent verified housing payment history - 0x30 mortgage on primary residence rated for 45 month as agreed.; Excellent verified credit history - 776 FICO exceeds minimum 720 required per guidelines.; Low LTV/CLTV - 55.56% LTV is well below the allowable 80% per guidelines.

10/23/15 - Received response from lender: "License". Attached is a copy of the original appraisal report. Included is a copy of the supervisory appraisers license (pg 32) that reflects expiration date next year, thus confirming supervisory appraisers license is active. APPR 0002 Exception Cleared.
												Approved	A	A	A	A	A
300067323	186509	10/20/2015	Credit	Missing Underwriter Loan Approval	APRV 0001	1	Closed	No signed loan approval, 1008, QM/ATR or any other underwriting documentation was provided in the image file.	10/29/2015
Excellent verified credit history - 776/790 qualifying credit scores. No derogatory credit. Credit file dates back to 4/1991. ; Excellent verified housing payment history - 395 months of current and prior mortgage history reporting 0x30.

10/29/2015 - Received response from lender of: "Final UW approval.  Signed and dated by UW on pg 3.  Attached is copy of underwriting memo and 4 page worksheet, initialed and dated by underwriter. Stips 1008 Final UW Approval. APRV 0001 Exception Cleared.
												Funded	A	A	A	A	A
300067323	186511	10/20/2015	Property	Borrowers from Data Tape do not match Borrowers on the Note	NOTE 0057	1	Closed	No Note was provided in the image file.	10/29/2015
Excellent verified credit history - 776/790 qualifying credit scores. No derogatory credit. Credit file dates back to 4/1991. ; Excellent verified housing payment history - 395 months of current and prior mortgage history reporting 0x30.
											10/26/15 - Received a copy of the Note for subject transaction. Borrowers names confirmed. NOTE 0057 Exception Cleared.	Funded	A	A	A	A	A
300067323	186512	10/20/2015	Compliance	Missing Note	NOTE 0001	1	Closed	No Note was provided in the image file.	10/27/2015
Excellent verified credit history - 776/790 qualifying credit scores. No derogatory credit. Credit file dates back to 4/1991. ; Excellent verified housing payment history - 395 months of current and prior mortgage history reporting 0x30.
											10/26/15 - Received a copy of the Note for subject transaction. NOTE 0001 Exception Cleared.	Funded	A	A	A	A	A
300067323	186513	10/20/2015	Compliance	Calculated Amortized Term does not match Term of Note	CRED 0070	1	Closed	Missing Note	10/29/2015
Excellent verified credit history - 776/790 qualifying credit scores. No derogatory credit. Credit file dates back to 4/1991. ; Excellent verified housing payment history - 395 months of current and prior mortgage history reporting 0x30.
											10/26/15 - Received a copy of the Note for subject transaction. Amortization confirmed. CRED 0070 Exception Cleared.	Funded	A	A	A	A	A
300067323	186514	10/20/2015	Credit	Missing Initial 1003 Application	APP 0003	1	Closed	No initial 1003 was provided in the image file.	10/27/2015
Excellent verified credit history - 776/790 qualifying credit scores. No derogatory credit. Credit file dates back to 4/1991. ; Excellent verified housing payment history - 395 months of current and prior mortgage history reporting 0x30.
											10/26/15 - Received a copy of the electronically signed initial 1003/Application. APP 0003 Exception Cleared.	Funded	A	A	A	A	A
300067323	186515	10/20/2015	Compliance	APN Number is not listed on Security Instrument	COLL 0001	1	Closed	Missing Deed of Trust.	10/29/2015
Excellent verified credit history - 776/790 qualifying credit scores. No derogatory credit. Credit file dates back to 4/1991. ; Excellent verified housing payment history - 395 months of current and prior mortgage history reporting 0x30.
											10/28/15 - Received response from lender: "DOT sent for recording". Attached is 18-page copy of Deed of Trust. PIN # is reflected on page 1 of the DOT. COLL 0001 Exception Cleared.	Funded	A	A	A	A	A
300067323	186516	10/20/2015	Compliance	Missing Mortgage/Deed of Trust	DEED 0001	1	Closed	No Deed of Trust was provided in the image file	10/29/2015
Excellent verified credit history - 776/790 qualifying credit scores. No derogatory credit. Credit file dates back to 4/1991. ; Excellent verified housing payment history - 395 months of current and prior mortgage history reporting 0x30.
											10/28/15 - Received response from lender: "DOT". Attached is 18-page copy of Deed of Trust. APN / PIN# is confirmed as reflected on page 1 of the DOT. DEED 0001 Exception Cleared.	Funded	A	A	A	A	A
300067323	186517	10/20/2015	Compliance	Missing PUD Rider	DEED 0007	1	Closed	No PUD Rider was provided in the image file.	10/29/2015
Excellent verified credit history - 776/790 qualifying credit scores. No derogatory credit. Credit file dates back to 4/1991. ; Excellent verified housing payment history - 395 months of current and prior mortgage history reporting 0x30.
											10/28/15 - Received response from lender: "DOT". Attached is 18-page copy of Deed of Trust. PUD Rider included pages 16-18 of the DOT. DEED 0007 Exception Cleared.	Funded	A	A	A	A	A
300067323	186519	10/20/2015	Property	Missing Pre-Closing Appraisal Review	APPR 0041	1	Closed	Missing copy of Appraisal Invoice reflecting the $220 Appraisal Review fee is for retained Management Fee to confirm Fee was mislabeled on HUD1(pg 777) with no material issue.	12/04/2015
Excellent verified credit history - 776/790 qualifying credit scores. No derogatory credit. Credit file dates back to 4/1991. ; Excellent verified housing payment history - 395 months of current and prior mortgage history reporting 0x30.

11/9/15 - Received response from lender of: "2 invoices totaling $220 fee to Appraisal Company". Lender attached Appraisal Company invoices showing two $110 charges for appraisal retained fee are for management fee. Fee matches to the $220 Appraisal Fee on Final HUD. Fee was improperly labeled on HUD, but does not cause any material concern. No Lender review completed. APPR 0041 Exception Cleared.
												Funded	A	A	A	A	A
300067323	186522	10/20/2015	Compliance	Missing Initial TIL	TIL 0002	1	Closed	No Initial TIL was provided in the image file.	10/29/2015
Excellent verified credit history - 776/790 qualifying credit scores. No derogatory credit. Credit file dates back to 4/1991. ; Excellent verified housing payment history - 395 months of current and prior mortgage history reporting 0x30.
											10/26/15 - Received initial disclosures. Disclosures include Initial TIL disclosure dated within 3 business days of the application date. TIL 0002 Exception Cleared.	Funded	A	A	A	A	A
300067323	186523	10/20/2015	Compliance	Final TIL is Incomplete	TIL 0015	1	Closed	Final TIL provided (pg 783) is not executed by the co-borrower, Benjamin Bogan.	10/29/2015
Excellent verified credit history - 776/790 qualifying credit scores. No derogatory credit. Credit file dates back to 4/1991. ; Excellent verified housing payment history - 395 months of current and prior mortgage history reporting 0x30.
											10/28/15 - Received response from lender: "Final TILs". Attached is copies of two TILs, each executed by one of the two applicable borrowers. TIL 0015 Exception Cleared.	Funded	A	A	A	A	A
300067323	186524	10/20/2015	Compliance	Right of Rescission is not executed by Title Holder(s)	ROR 0004	1	Closed	ROR provided (pg 157,825) is not executed by the co-borrower, Benjamin Bogan.	10/29/2015
Excellent verified credit history - 776/790 qualifying credit scores. No derogatory credit. Credit file dates back to 4/1991. ; Excellent verified housing payment history - 395 months of current and prior mortgage history reporting 0x30.

10/28/2015- Received response from lender of: "ROR".  Attached is two copies of executed Right to Cancels, each one signed by the applicable borrower. Co-borrowers is first of two. ROR 0004 Exception Cleared.
												Funded	A	A	A	A	A
300067323	186525	10/20/2015	Compliance	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	REMOVE: ABD is not required for Lender.	10/27/2015
Excellent verified credit history - 776/790 qualifying credit scores. No derogatory credit. Credit file dates back to 4/1991. ; Excellent verified housing payment history - 395 months of current and prior mortgage history reporting 0x30.
											10/26/2015 - Lender claims no affiliations to disclose. COMP 0010 Exception Cleared.	Funded	A	A	A	A	A
300067323	186526	10/20/2015	Compliance	Borrower(s) did not receive Notice to Home Loan Applicant	FACT 0001	1	Closed	Missing evidence the borrower was provided with a Notice to Home Loan Applicant disclosure within 3 business days of application.	10/29/2015
Excellent verified credit history - 776/790 qualifying credit scores. No derogatory credit. Credit file dates back to 4/1991. ; Excellent verified housing payment history - 395 months of current and prior mortgage history reporting 0x30.

10/28/2015 - Received response from lender of: "LOE". Attached is  letter from Lender on Lender Letterhead stating that FACTA Notice was sent directly to borrower from the credit bureau. Letter is evidence from Lender that disclosure was provided to borrowers. FACT 0001 Exception Cleared.
												Funded	A	A	A	A	A
300067323	186527	10/20/2015	Compliance	Borrower(s) Did Not Receive "Right to Receive Credit Scores"	FACT 0002	1	Closed	Missing evidence the borrower was provided the Right to Receive Credit Scores disclosure within 3 business days of application.	10/29/2015
Excellent verified credit history - 776/790 qualifying credit scores. No derogatory credit. Credit file dates back to 4/1991. ; Excellent verified housing payment history - 395 months of current and prior mortgage history reporting 0x30.

10/26/15 - Received response from lender: "Initial disclosures are attached. Welcome Letter with disclosure starts on page 2. The E-signature summary showing the acknowledgement by Borrower(s) starts on page 57". Attached is a copy of the Welcome Letter, Pg 2 includes Fair Credit Reporting Act Notice. Included is the E-Signature summary reflecting the Welcome Letter was reviewed by the borrowers on 9/11/15, thus confirms notice received within  3 business days of the application date. FACT 0002 Exception Cleared.
												Funded	A	A	A	A	A
300067323	186528	10/20/2015	Compliance	Missing Good Faith Estimate	GFE 0001	1	Closed	No initial or re-disclosed GFE were provided in the image file.	10/29/2015
Excellent verified credit history - 776/790 qualifying credit scores. No derogatory credit. Credit file dates back to 4/1991. ; Excellent verified housing payment history - 395 months of current and prior mortgage history reporting 0x30.
											10/26/15 - Received initial disclosures. Disclosures include GFE dated within 3 business days of the application date and rate lock date. GFE 0001 Exception Cleared.	Funded	A	A	A	A	A
300067323	186529	10/20/2015	Compliance	Missing Notice of Servicing Transfer Disclosure	SVCT 0001	1	Closed	Missing evidence the borrower was provided the Notice of Servicing Transfer Disclosure within 3 business days of application.	10/29/2015
Excellent verified credit history - 776/790 qualifying credit scores. No derogatory credit. Credit file dates back to 4/1991. ; Excellent verified housing payment history - 395 months of current and prior mortgage history reporting 0x30.
											10/26/15 - Received initial disclosures. Initial disclosures includes the Servicing Disclosure Statement dated within 3 business days of the application date. SVCR 0001 Exception Cleared.	Funded	A	A	A	A	A
300067323	186530	10/20/2015	Compliance	APN Number and/or Legal Descriptions do not match security instrument	COLL 0002	1	Closed	Missing Deed of Trust to determine APN/legal description matches.	12/04/2015
Excellent verified credit history - 776/790 qualifying credit scores. No derogatory credit. Credit file dates back to 4/1991. ; Excellent verified housing payment history - 395 months of current and prior mortgage history reporting 0x30.
											10/28/15 - Received response from lender: "DOT". Attached is 18-page copy of Deed of Trust. APN / PIN# is reflected on page 1 of the DOT and confirmed to match. COLL 0002 Exception Cleared.	Funded	A	A	A	A	A
300067323	186533	10/20/2015	Compliance	All title holders did not execute the Mortgage/DOT	DEED 0037	1	Closed	Missing Deed of Trust.	10/29/2015
Excellent verified credit history - 776/790 qualifying credit scores. No derogatory credit. Credit file dates back to 4/1991. ; Excellent verified housing payment history - 395 months of current and prior mortgage history reporting 0x30.

10/28/2015 - Received lender response of: "DOT".  Attached is 18-page copy of Deed of Trust. Provided with exception of DEED 0002, Warranty Deed confirms the transfer of title to the borrowers. Parties signing Deed of Trust, match current vesting per Warranty Deed. DEED 0037 Exception Cleared.
												Funded	A	A	A	A	A
300067323	186534	10/20/2015	Compliance	Missing ECOA disclosure right to receive a copy of all written appraisals	ECOA 0001	1	Closed	Missing evidence the borrower was provided the ECOA disclosure right to receive a copy of all written appraisals within 3 business days of application.	12/04/2015
Excellent verified credit history - 776/790 qualifying credit scores. No derogatory credit. Credit file dates back to 4/1991. ; Excellent verified housing payment history - 395 months of current and prior mortgage history reporting 0x30.
											10/26/15 - Disclosure confirms appraisal is automatically sent to the borrower. ECOA 0001 Exception Cleared.	Funded	A	A	A	A	A
300067323	186535	10/20/2015	Credit	Missing Title Holder Name	TITL 0002	1	Closed	Title Commitment (pg 459) reflects title is vested in the name of LLC (pg 201). No evidence of title transfer to the borrowers names was provided in the image file.	10/29/2015
Excellent verified credit history - 776/790 qualifying credit scores. No derogatory credit. Credit file dates back to 4/1991. ; Excellent verified housing payment history - 395 months of current and prior mortgage history reporting 0x30.

10/28/2015 - Received lender response of: "Warranty Deed".  Attached is copy of Special Warranty Deed transferring vesting from LLC to borrower and co-borrower, individually. Deed notarized prior to Note consummation date.  TITL 0002 Exception Cleared.
												Funded	A	A	A	A	A
300067323	186540	10/20/2015	Credit	Missing Copy of Quit Claim Deed	QCD 0001	1	Closed	Title Commitment (pg 459) reflects title is vested (pg 201). No evidence of title transfer to the borrowers names was provided in the image file. Guidelines do not permit vesting in name of LLC.	10/29/2015
Excellent verified credit history - 776/790 qualifying credit scores. No derogatory credit. Credit file dates back to 4/1991. ; Excellent verified housing payment history - 395 months of current and prior mortgage history reporting 0x30.

10/28/2015 - Received lender response of: "Warranty Deed".  Attached is copy of Special Warranty Deed transferring vesting from LLC to borrower and co-borrower, individually. Deed notarized prior to Note consummation date.  QCD 0001 Exception Cleared.
												Funded	A	A	A	A	A
300067323	186541	10/20/2015	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	1	Closed
No evidence of principal and interest payment provided for rental property located in AZ.  Per hazard declaration page (pg 208), the first mortgagee reflects a lender.  The 2013 Schedule E reflects mortgage interest had been paid. Missing the credit report or mortgage statement to determine the PITI payment.

									12/03/2015
Excellent verified credit history - 776/790 qualifying credit scores. No derogatory credit. Credit file dates back to 4/1991. ; Excellent verified housing payment history - 395 months of current and prior mortgage history reporting 0x30.

12/3/15 - Received response from lender of: "revised HOI deck page with Mortgagee removed". Attached is a copy of the HOI Dec page for the rental property in AZ that reflects coverage for rental property insurance and no Mortgagee listed to confirm subject is free and clear of liens.  CRED 0096 Exception Cleared.
												Funded	A	A	A	A	A
300067323	186551	10/20/2015	Credit	Potential credit depth risk - Minimum Number of Tradelines is less than 3	CRED 0098	1	Closed	Missing Credit Report to determine total number of open, active trades.	10/29/2015
Excellent verified credit history - 776/790 qualifying credit scores. No derogatory credit. Credit file dates back to 4/1991. ; Excellent verified housing payment history - 395 months of current and prior mortgage history reporting 0x30.

10/28/2015 - Received response from lender: credit report. Attached is credit report. Borrower  and Co-borrower have sufficient joint tradelines to meet minimum requirements. CRED 0098 Exception Cleared.
												Funded	A	A	A	A	A
300067323	186556	10/20/2015	Credit	Missing Tax Transcript(s)	CRED 0091	1	Closed	No Transcripts for 2014, 2013 and 2012 were provided, additional Exceptions may apply.	12/04/2015
Excellent verified credit history - 776/790 qualifying credit scores. No derogatory credit. Credit file dates back to 4/1991. ; Excellent verified housing payment history - 395 months of current and prior mortgage history reporting 0x30.
											11/10/2015 - Received 2012 and 2013 IRS transcripts for 1040 returns. Income from tax returns verified. CRED 0091 Exception cleared.	Funded	A	A	A	A	A
300067323	186557	10/20/2015	Compliance	VOE/VVOE must be performed at or before consummation 1026.43(e)(v)	QMATR 0008	1	Closed	Missing VVOE from LLC. for primary borrower. Verification of LLC provided (pg 211) does not name borrower as owner/partner. Per K1, borrower is 3.92% owner. No copy of license in file.	12/04/2015
Excellent verified credit history - 776/790 qualifying credit scores. No derogatory credit. Credit file dates back to 4/1991. ; Excellent verified housing payment history - 395 months of current and prior mortgage history reporting 0x30.
											REMOVE: Duplicate Exception (Ref CRED 0006). QMATR 0008 Exception Cleared.	Funded	A	A	A	A	A
300067323	186558	10/20/2015	Credit	Missing Employment doc (VVOE)	CRED 0006	1	Closed	Missing VVOE for Buisness. Verification of LLC existence provided (pg 211) does not reference borrower. Per 2013 K1, borrower is 3.92% owner.	12/04/2015
Excellent verified credit history - 776/790 qualifying credit scores. No derogatory credit. Credit file dates back to 4/1991. ; Excellent verified housing payment history - 395 months of current and prior mortgage history reporting 0x30.

11/10/2015 - Received a copy of business registration that  lists borrower as Member. Document is not dated. Verbal Verification (Stips Verbal VOE2) confirms borrowers employment since 5/1/2007. VVOE is pre-consummation dated which meets lender and Appendix Q requirements. CRED 0006 Exception cleared.
												Funded	A	A	A	A	A
300067323	186561	10/20/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed
UPDATED EXCEPTION: Items #2 and #3 remain.  Missing Letter of Explanation from borrower addressing declining income from Business 1 and Missing 2014 K1 from Business 4.

ORIGINAL EXCEPTION: Unable to determine what K1 income lender used to qualify borrower:  distribution or ordinary business income in addition to guaranteed payment.  Current file is missing:
1) 2014 K1 from Business 1
2)  Borrower letter of explanation addressing declining income from 2012 to 2013 K1 for Business 1
3) 2014 K-1s for Business 4, Business 2, Business 3, to determine their continued existence and any losses.
4) The 2015 YTD Earnings Statement for Business 1 is not signed by the borrower, missing bank statements supporting 2015 monthly distributions
5) Missing signed 2014 Earnings Statement for Business 1.
6)  Missing 2 years most recent business tax returns, and YTD P&L and balance sheet for Business 5.  Per article of incorporation (pg 201) borrowers are 100% owners/managers.  Business is also current vested owner of subject property.
7) Missing lender calculation worksheet to verify income used to qualify.  Additional Exceptions may apply upon receipt and review.

									12/04/2015
Excellent verified credit history - 776/790 qualifying credit scores. No derogatory credit. Credit file dates back to 4/1991. ; Excellent verified housing payment history - 395 months of current and prior mortgage history reporting 0x30.

12/3/15 - 2014 K1 for Business 4 is not required. Loan application date is prior to IRS deadline to file business income tax returns and 2012/2013 K1s for Business 4 were presented in the original loan file (pg 350, 367). Additionally, Borrowers ownership is less than 25%. 2014 1040 income tax returns were on extension, thus not considered in qualifying. No additional income documents required. Most recent 2 years income tax returns and schedules were considered as required by Appendix Q. CRED 0082 Exception Cleared.
												Funded	A	A	A	A	A
300067323	186562	10/20/2015	Credit	Missing Credit Report	CR 0001	1	Closed	No credit report was provided in the image file.	10/29/2015
Excellent verified credit history - 776/790 qualifying credit scores. No derogatory credit. Credit file dates back to 4/1991. ; Excellent verified housing payment history - 395 months of current and prior mortgage history reporting 0x30.
											10/28/2015 - Received response from lender: credit report. Attached is credit report. CRED 0001 Exception Cleared.	Funded	A	A	A	A	A
300067323	186563	10/20/2015	Compliance	Missing RESPA required Originator Name	RESPA 0001	1	Closed	Missing Initial and re-disclosed GFEs, additional exceptions may apply.	10/29/2015
Excellent verified credit history - 776/790 qualifying credit scores. No derogatory credit. Credit file dates back to 4/1991. ; Excellent verified housing payment history - 395 months of current and prior mortgage history reporting 0x30.
											10/26/15 - Received response from lender: "Initial Disclosures". Attached is a copy of the initial GFE disclosure dated within 3 business days of the application date. RESPA 0001 Exception Cleared.	Funded	A	A	A	A	A
300067323	186564	10/20/2015	Compliance	Missing RESPA required Originator Address	RESPA 0002	1	Closed	Missing Initial and re-disclosed GFEs, additional exceptions may apply.	10/29/2015
Excellent verified credit history - 776/790 qualifying credit scores. No derogatory credit. Credit file dates back to 4/1991. ; Excellent verified housing payment history - 395 months of current and prior mortgage history reporting 0x30.

10/26/15 - Received response from lender: "Initial Disclosures". Attached are copies of the initial disclosures. Initial GFE disclosure attached. No additional interim disclosures provided. RESPA 0002 Exception Cleared.
												Funded	A	A	A	A	A
300067323	186565	10/20/2015	Compliance	Missing RESPA required Originator Phone	RESPA 0003	1	Closed	Missing Initial and re-disclosed GFEs, additional exceptions may apply.	10/29/2015
Excellent verified credit history - 776/790 qualifying credit scores. No derogatory credit. Credit file dates back to 4/1991. ; Excellent verified housing payment history - 395 months of current and prior mortgage history reporting 0x30.

10/26/15 - Received response from lender: "Initial Disclosures". Attached are copies of the initial disclosures. Initial GFE disclosure attached. No additional interim disclosures provided. RESPA 0003 Exception Cleared.
												Funded	A	A	A	A	A
300067323	186566	10/20/2015	Compliance	Missing Interim GFE Due to Lock Event	RESPA 0016	1	Closed	Missing Initial and re-disclosed GFEs, additional exceptions may apply.	10/29/2015
Excellent verified credit history - 776/790 qualifying credit scores. No derogatory credit. Credit file dates back to 4/1991. ; Excellent verified housing payment history - 395 months of current and prior mortgage history reporting 0x30.

10/26/15 - Received response from lender: "Initial Disclosures". Attached are copies of the initial disclosures. Initial GFE disclosure dated on the rate lock day is attached. RESPA 0016 Exception Cleared.
												Funded	A	A	A	A	A
300067323	186567	10/20/2015	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing Fraud report with all alerts satisfactorily addressed.	11/30/2015
Excellent verified credit history - 776/790 qualifying credit scores. No derogatory credit. Credit file dates back to 4/1991. ; Excellent verified housing payment history - 395 months of current and prior mortgage history reporting 0x30.

11/24/15 - Received response from lender: "Missing Income docs have been uploaded under Income exception. Please advise if you need anything further to clear the Fraud Report". ** Documentation provided in file (pg 392) satisfactorily addresses the potential ownership issue and CDA received 10/19/15 is sufficient to clear value issue. All variances have been satisfactorily addressed by Lender. CRED 0089 Exception Cleared.
												Funded	A	A	A	A	A
300067323	186589	10/20/2015	Credit	Final 1003 Application is Incomplete	APP 0002	1	Closed
Final signed 1003 (pg 788) does not list FL rental property on REO schedule.  Taxes, Insurance and HOA were included in DTI on 1003 and was used to qualify and property is listed on Schedule E. No documentation in file to support excluding property from 1003.
									12/03/2015
Excellent verified credit history - 776/790 qualifying credit scores. No derogatory credit. Credit file dates back to 4/1991. ; Excellent verified housing payment history - 395 months of current and prior mortgage history reporting 0x30.

12/3/15 - Received response from lender of: "Hazard deck page showing no Mortgagee". Attached is a copy of the HOI Dec page provided for CRED 0096 Exception confirming no Mortgagee is listed for the rental property in AZ, thus confirming it is owned free and clear of liens.  APP 0002 Exception Cleared.

												Funded	A	A	A	A	A
300067323	187151	10/27/2015	Compliance	No evidence lender provided copies of written appraisals	ECOA 0003	1	Closed	UPDATED 10/27/2015 - Missing evidence that borrower was provided with copy of appraisal or evidence that borrower waived the right to receive the appraisal prior to closing.	10/27/2015
Excellent verified credit history - 776/790 qualifying credit scores. No derogatory credit. Credit file dates back to 4/1991. ; Excellent verified housing payment history - 395 months of current and prior mortgage history reporting 0x30.
											10/26/15 - Disclosure confirms appraisal is automatically sent to the borrower. ECOA 0003 Exception Cleared.	Funded	A	A	A	A	A
300067323	187470	10/29/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office. No copy of closing instructions provided.
									11/09/2015
Excellent verified credit history - 776/790 qualifying credit scores. No derogatory credit. Credit file dates back to 4/1991. ; Excellent verified housing payment history - 395 months of current and prior mortgage history reporting 0x30.
											11/9/15 - Confirmed intent to record legal documents. DEED 0049 Exception Cleared.	Funded	A	A	A	A	A
300065673	186580	10/20/2015	Compliance	APN Number is not listed on Security Instrument	COLL 0001	1	Closed	No APN was provided within the Deed of Trust document. Unable to confirm APN matches title and appraisal.	11/13/2015
Excellent verified credit history - 809/811 qualifying credit scores. 720 minimum required. Borrower has long term established credit history since 1992 with mortgage history paid 0x30 for 124 months reviewed and all consumer credit reflected to be paid 0x30.; Low DTI - DTI of 28.21% is well below the Lender guidelines max allowed of 43% on Jumbo 30 year program.

10/21/15 - Received response from lender: "APN". Attached is a lender memo stating: "The subject property is in Texas. As has been addressed with all other Texas properties, Texas does not require that the APN be listed on the security instrument. This was confirmed with two Law Firms.  Both firms specializing in the preparation and review of residential mortgage loan transaction documentation within the State of Texas. Please remove this finding". ** Deed of Trust property address and legal description agrees with the appraisal report (pg 681) and title commitment (pg 128), thus satisfactorily identifies the subject property. COLL 00001 Exception Cleared.
												Approved	A	A	A	A	A
300065673	186581	10/20/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									10/21/2015
Excellent verified credit history - 809/811 qualifying credit scores. 720 minimum required. Borrower has long term established credit history since 1992 with mortgage history paid 0x30 for 124 months reviewed and all consumer credit reflected to be paid 0x30.; Low DTI - DTI of 28.21% is well below the Lender guidelines max allowed of 43% on Jumbo 30 year program.

10/21/15 - Received response from lender: "Attached is page 1 of the mortgage from County Recorders office showing document has been recorded". Attached is copy from property records search for subject property. Printout confirms Deed of Trust for the subject transaction was recorded on 10/16/15. Confirmed property description, Grantor, and Grantees. Preview of the recorded document was included which reflects the DOT, consisting of 11 pages, was electronically recorded on 10/16/15. DEED 0049 Exception Cleared.
												Approved	A	A	A	A	A
300065673	186584	10/20/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $745,000 is supported. No post closing CDA provided.	10/21/2015
Excellent verified credit history - 809/811 qualifying credit scores. 720 minimum required. Borrower has long term established credit history since 1992 with mortgage history paid 0x30 for 124 months reviewed and all consumer credit reflected to be paid 0x30.; Low DTI - DTI of 28.21% is well below the Lender guidelines max allowed of 43% on Jumbo 30 year program.
											10/21/15 - Received 3rd Party Desk Review that reflects original appraisal value of $745,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300065673	186595	10/20/2015	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing Closing Protection Letter provided by title agent.	11/10/2015
Excellent verified credit history - 809/811 qualifying credit scores. 720 minimum required. Borrower has long term established credit history since 1992 with mortgage history paid 0x30 for 124 months reviewed and all consumer credit reflected to be paid 0x30.; Low DTI - DTI of 28.21% is well below the Lender guidelines max allowed of 43% on Jumbo 30 year program.
											11/10/15 - Received response from lender of: "CPL". Attached is Closing Protection Letter for subject property provided by title agent. TITL 0005 Exception Cleared.	Approved	A	A	A	A	A
300065673	186603	10/20/2015	Compliance	10% Tolerance Violation between GFE and HUD1	RESPA 0009	1	Closed
Final GFE dated 9/01/2015 disclosed charges that cannot increase > 10%.  HUD1 reflects 10% charges of $4,191.42, a variance of $553.70. No evidence of cure was provided on HUD1 or in images. Per Settlement Provider List (pg 387) borrower used title company of lender.  Proof of cure required with evidence of amended HUD1, copy of check in the amount of refund, cover letter from lender to borrower, and evidence of shipping via FED EX, UPS or USPS tracking #.

									11/10/2015
Excellent verified credit history - 809/811 qualifying credit scores. 720 minimum required. Borrower has long term established credit history since 1992 with mortgage history paid 0x30 for 124 months reviewed and all consumer credit reflected to be paid 0x30.; Low DTI - DTI of 28.21% is well below the Lender guidelines max allowed of 43% on Jumbo 30 year program.
											10/22/15 - Received response from lender of: "GFE". Attached is a GFE dated 10/9/2015. Fees disclosed on this GFE cures the 10% tolerance violation issue. RESPA 0009 Exception Cleared.	Approved	A	A	A	A	A
300065673	186647	10/21/2015	Credit	Hazard Insurance Coverage Amount is Insufficient	HAZ 0004	1	Closed
Homeowners Policy (pg 441) reflects total coverage of $487,200. Loan amount is $541,000. No cost to rebuild provided on appraisal (pg 683). Minimum coverage required to meet Note amount or cost to replace. In lieu of no documented cost, coverage must be sufficient to cover Note amount of $541,000.
									11/13/2015
Excellent verified credit history - 809/811 qualifying credit scores. 720 minimum required. Borrower has long term established credit history since 1992 with mortgage history paid 0x30 for 124 months reviewed and all consumer credit reflected to be paid 0x30.; Low DTI - DTI of 28.21% is well below the Lender guidelines max allowed of 43% on Jumbo 30 year program.

11/12/15 - Received response from lender of: "HOI increase". Attached is a single page HOI coverage page that matches to the policy number on the HOI dec page in file (pg. 441) dated 11/12/15 that reflects replacement cost of $518,000 with dwelling coverage increased to $518,000 and dwelling extension of $51,800 to support sufficient coverage.  Same insurance agent name is reflected on the bottom of this page as well.  Effective date for increased coverage is 11/12/15. HAZ 0004 Exception Cleared.
												Approved	A	A	A	A	A
300065673	186839	10/23/2015	Compliance	Missing Change of Circumstance Form	RESPA 0005	1	Closed	Missing valid Change of Circumstance for GFE dated 10/9/2015 that was provided on 10/22/2015. Loan amount increased. Loan amount increased from prior disclosed GFE.	11/10/2015
Excellent verified credit history - 809/811 qualifying credit scores. 720 minimum required. Borrower has long term established credit history since 1992 with mortgage history paid 0x30 for 124 months reviewed and all consumer credit reflected to be paid 0x30.; Low DTI - DTI of 28.21% is well below the Lender guidelines max allowed of 43% on Jumbo 30 year program.
											11/10/15 - Received response from lender: "COC". Attached is GFE Change of Circumstance that corresponds with GFE dated 10/09/15. RESPA 0005 Exception Cleared.	Approved	A	A	A	A	A
300065672	186908	10/23/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									11/06/2015
Excellent verified housing payment history - Credit report reflects 132 months of current and prior mortgage history paid 0x30.  ; Low DTI - 1.01/6.22 ratios per review. 43% maximum DTI allowed per guidelines. ; Excellent verified credit history - 767/806 qualifying credit scores. 720 minimum score required per guidelines. Credit file dates back to 12/1994.

11/6/15 - Received a copy of the executed recorded Mortgage Deed of Trust, Rider and legal description attachment (11 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN confirmed. DEED 0049 Exception Cleared.
												Approved	A	A	A	A	A
300065672	186909	10/23/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $975,000 is supported. No post closing CDA provided.	10/29/2015
Excellent verified housing payment history - Credit report reflects 132 months of current and prior mortgage history paid 0x30.  ; Low DTI - 1.01/6.22 ratios per review. 43% maximum DTI allowed per guidelines. ; Excellent verified credit history - 767/806 qualifying credit scores. 720 minimum score required per guidelines. Credit file dates back to 12/1994.
											10/29/15 - Received 3rd Party Desk Review that reflects original appraisal value of $975,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300065672	186911	10/23/2015	Compliance	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	Missing evidence borrowers were provided with Affiliated Business Disclosure within 3 days of loan application date, or provide evidence that lender has no affiliations to disclose.	11/02/2015
Excellent verified housing payment history - Credit report reflects 132 months of current and prior mortgage history paid 0x30.  ; Low DTI - 1.01/6.22 ratios per review. 43% maximum DTI allowed per guidelines. ; Excellent verified credit history - 767/806 qualifying credit scores. 720 minimum score required per guidelines. Credit file dates back to 12/1994.

11/2/15 - Received response from lender: "No affiliates". Attached is a lender memo stating: "Lender does not have any affiliated business relationship; so therefore, we do not utilize an Affiliated Business Disclosure as part of our early disclosure process". COMP 0010 Exception Cleared.
												Approved	A	A	A	A	A
300065672	186914	10/23/2015	Property	Property Site Value exceeds 30%	APPR 0038	1	Closed	Site value per appraisal (pg 459) is 48.72%. Appraiser does not address if site value is typical for the area. Appraiser provided no explanation for omission of cost approach valuation method.	10/29/2015
Excellent verified housing payment history - Credit report reflects 132 months of current and prior mortgage history paid 0x30.  ; Low DTI - 1.01/6.22 ratios per review. 43% maximum DTI allowed per guidelines. ; Excellent verified credit history - 767/806 qualifying credit scores. 720 minimum score required per guidelines. Credit file dates back to 12/1994.
											10/29/15 - Received 3rd Party Desk Review that reflects original appraisal value of $975,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0038 Exception Cleared	Approved	A	A	A	A	A
300065672	186915	10/23/2015	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing third party fraud report with all alerts cleared and satisfactorily addressed.	11/06/2015
Excellent verified housing payment history - Credit report reflects 132 months of current and prior mortgage history paid 0x30.  ; Low DTI - 1.01/6.22 ratios per review. 43% maximum DTI allowed per guidelines. ; Excellent verified credit history - 767/806 qualifying credit scores. 720 minimum score required per guidelines. Credit file dates back to 12/1994.
											11/6/15 - Confirmed MERS number listed on the fraud report for potential shotgunning is the same MERS number listed on the Mortgage (pg 424) for subject transaction. CRED 0089 Exception Cleared.	Approved	A	A	A	A	A
300065672	186916	10/23/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed
Income documentation is deficient for the following: 1) 2015 YTD Balance sheet for Business 1, only P&L provided. 2) 2015 YTD P&L and Balance sheet for Business 2 and Business 3.  3) Borrower signed letter of explanation for lower 2014 income for Business 1 than 2013 per K1 (215/237) and business tax returns (pgs 108/173).  Lender qualified borrower on income from Business 1 and Business 2.
									11/06/2015
Excellent verified housing payment history - Credit report reflects 132 months of current and prior mortgage history paid 0x30.  ; Low DTI - 1.01/6.22 ratios per review. 43% maximum DTI allowed per guidelines. ; Excellent verified credit history - 767/806 qualifying credit scores. 720 minimum score required per guidelines. Credit file dates back to 12/1994.
											11/6/15 - Included is a complete copy of the borrower signed 2014 1065 Income Tax Returns for Business 2. Income documentation is complete. CRED 0082 Exception Cleared.	Approved	A	A	A	A	A
300065672	186917	10/23/2015	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed
Missing 1) Documentation to source and season $786,362.40 check (pg 41) used to pay off primary and rental property mortgages and used for cash to close on subject transaction and reserves (pg 315).  2) Missing 2 months complete statements for assets used for reserves and cash to close as required per guideline. Per VOD pg 40, accounts were opened 08/21/2015.  Loan closed 10/02/2015. Documentation (pg 43-47) is not fully legible and does not provide a complete transaction history. Additional conditions may apply upon receipt and review.
									11/02/2015
Excellent verified housing payment history - Credit report reflects 132 months of current and prior mortgage history paid 0x30.  ; Low DTI - 1.01/6.22 ratios per review. 43% maximum DTI allowed per guidelines. ; Excellent verified credit history - 767/806 qualifying credit scores. 720 minimum score required per guidelines. Credit file dates back to 12/1994.

11/2/15 - Received response from lender: "Assets". Attached are copies of the borrowers checking an money market account statements dated 9/1/15 and 10/1/15 to source the opening deposit (pg 315) for the new accounts that were confirmed with a pre-consummation VOD (pg 40) and used to satisfy the asset requirements. Asset statements are in support of the illegible bank printouts that were presented in the original loan file (pg 43-47). CRED 0083 Exception Cleared.
												Approved	A	A	A	A	A
300065672	186918	10/23/2015	Compliance	Loan Closed Prior to 3 Business Days After Delivery of Interim TIL	MDIA 0002	1	Closed	Interim TIL (pg 70) dated 10/01/2015. Final TIL (pg 444) dated 10/2/2015. Borrower was not provided with 3 day review period between Interim TIL and loan closing.	11/02/2015
Excellent verified housing payment history - Credit report reflects 132 months of current and prior mortgage history paid 0x30.  ; Low DTI - 1.01/6.22 ratios per review. 43% maximum DTI allowed per guidelines. ; Excellent verified credit history - 767/806 qualifying credit scores. 720 minimum score required per guidelines. Credit file dates back to 12/1994.

11/2/15 - Received response from lender: "Interim TIL dated 10/01/2015. Final TIL dated 10/2/2015. Borrower was not provided with 3 day review period between Interim TIL and loan closing. The APR went down from one TIL to the other, therefore we do not have to wait 3 days". ** Agreed. APR variance of 0.007% from 8/31/15 to 10/1/15 is within 0.125% tolerance. APR variance of -0.038% from 10/1/15 to 10/2/15 is within 0.125% tolerance. Loan is MDIA complaint. MDIA 0002 Exception Cleared.
												Approved	A	A	A	A	A
300065672	186920	10/23/2015	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	1	Closed
Missing 1) Documentation to evidence monthly insurance premium for primary residence (only taxes provided pg 308).  2) Documentation to evidence that there are no taxes and insurance associated rental property per final 1003 (pg 294).  Per 1003, property has no T&I.
									11/09/2015
Excellent verified housing payment history - Credit report reflects 132 months of current and prior mortgage history paid 0x30.  ; Low DTI - 1.01/6.22 ratios per review. 43% maximum DTI allowed per guidelines. ; Excellent verified credit history - 767/806 qualifying credit scores. 720 minimum score required per guidelines. Credit file dates back to 12/1994.

11/9/15 - Received response from lender: "Insurance Premium". Attached is a copy of the pre-consummation dated insurance binder for subject property. Annual premium of $2630.56 supports a monthly insurance payment of $219.21, which is below the lenders qualifying payment of $231. Dwelling coverage of $570,000 is insufficient to cover the Note amount (pg 420).  Insurance binder reflects: "dwelling coverage $570,000 plus site value $475,000 is $1,045,000 total", thus confirms that the coverage is sufficient per insurers cost estimator. CRED 0096 Exception Cleared.
												Approved	A	A	A	A	A
300065672	187002	10/26/2015	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	1008 in file (pg 300) is signed but not undated. No lender approval in file with conditions provided. Unable to determine approval date.	11/02/2015
Excellent verified housing payment history - Credit report reflects 132 months of current and prior mortgage history paid 0x30.  ; Low DTI - 1.01/6.22 ratios per review. 43% maximum DTI allowed per guidelines. ; Excellent verified credit history - 767/806 qualifying credit scores. 720 minimum score required per guidelines. Credit file dates back to 12/1994.

11/2/15 - Received response from lender: "1008". Attached is a copy of the UW signed 1008 dated 10/1/15. Confirmed DTI agrees with the 1008 that was presented in the original loan file (pg 300). APRV 0003 Exception Cleared.
												Approved	A	A	A	A	A
300067430	187389	10/28/2015	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed	Missing Certificate of Occupancy required for new construction.	12/04/2015
Low LTV/CLTV - 41.765%/41.765% LTV/CLTV. Maximum LTV/CLTV of 80% per guidelines. ; Substantial verified employment history - Written and Verbal VOE verified employment with same employer since 1982 (33 years).; Substantial verified reserves - Post closing reserves of $458,678.57. 73 months of verified PITI reserves. 9 months required. Borrower has sufficient reserves to meet 6 months PITI requirement on other REO properties.

12/4/15 - Received 3-page printout from Citys Building website for subject property showing master permit issued for multiple building construction phases and for installation of lawn sprinkler. All reflect a "final" check box.  PROP 0012 Exception Cleared.
												Approved	A	A	A	A	A
300067430	187392	10/28/2015	Credit	Missing Construction Draw Schedule and/or Supporting Documentation	CR 0005	1	Closed
Per lender guidelines a copy of construction contract or cost breakdown signed by the borrower and builder must be provided to document acquisition costs.  If lot not included in contract, a copy of purchase contract or HUD must be provided to document acquisition cost of lot. Missing copy of Construction contract and terms of lot purchase. Unable to document acquisition cost.
									11/06/2015
Low LTV/CLTV - 41.765%/41.765% LTV/CLTV. Maximum LTV/CLTV of 80% per guidelines. ; Substantial verified employment history - Written and Verbal VOE verified employment with same employer since 1982 (33 years).; Substantial verified reserves - Post closing reserves of $458,678.57. 73 months of verified PITI reserves. 9 months required. Borrower has sufficient reserves to meet 6 months PITI requirement on other REO properties.

11/6/15 - Received response from lender of: "As noted in documents previously provided borrower has owned the property for more than 6 months. Based off guidelines we will used the appraised value. Please remove condition." Agree. Purchase contract previously presented reflects lot was acquired in 2013. Per guides, if the property was purchased more than six (6) months prior to the application date for new financing, the current appraised value will be used to calculate the LTV ratios. CR 0005 Exception Cleared.

												Approved	A	A	A	A	A
300067430	187393	10/28/2015	Credit	Missing Divorce Decree and/or Separation Agreement	DD 0001	1	Closed
Per IRS transcripts (pg 210) borrower pays $XXX/mo in Alimony. Missing copy of Divorce Decree to confirm terms of alimony and child support, if applicable. Final DTI review is not complete pending complete verification of Divorce Decree.
									12/29/2015
Low LTV/CLTV - 41.765%/41.765% LTV/CLTV. Maximum LTV/CLTV of 80% per guidelines. ; Substantial verified employment history - Written and Verbal VOE verified employment with same employer since 1982 (33 years).; Substantial verified reserves - Post closing reserves of $458,678.57. 73 months of verified PITI reserves. 9 months required. Borrower has sufficient reserves to meet 6 months PITI requirement on other REO properties.

12/28/15 - Received response from lender of: "Full Marriage Dissolution Agreement". Attached is 28 page copy of fully executed agreement. Page 26 of 28 reflects the terms of the spousal support. Amount required per the agreement is slightly less than the figure considered in qualifying per the lenders revision submitted via this same stip based on values disclosed in tax returns. DD 0001 Exception Cleared.
												Approved	A	A	A	A	A
300067430	187401	10/28/2015	Compliance	APN Number is not listed on Security Instrument	COLL 0001	1	Closed	APN/Parcel ID number was not provided on Deed of Trust or in Legal Description.	10/30/2015
Low LTV/CLTV - 41.765%/41.765% LTV/CLTV. Maximum LTV/CLTV of 80% per guidelines. ; Substantial verified employment history - Written and Verbal VOE verified employment with same employer since 1982 (33 years).; Substantial verified reserves - Post closing reserves of $458,678.57. 73 months of verified PITI reserves. 9 months required. Borrower has sufficient reserves to meet 6 months PITI requirement on other REO properties.

10/30/15 - The property address and legal description listed on the Deed of Trust (pg 139, 151) agrees with the property address and legal description listed on the Title Commitment and Appraisal Report (pg 156,156,16), thus satisfactorily identifies the subject property. COLL 0001 Exception Cleared.
												Approved	A	A	A	A	A
300067430	187404	10/28/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,700,000 is supported. No post closing CDA provided.	10/29/2015
Low LTV/CLTV - 41.765%/41.765% LTV/CLTV. Maximum LTV/CLTV of 80% per guidelines. ; Substantial verified employment history - Written and Verbal VOE verified employment with same employer since 1982 (33 years).; Substantial verified reserves - Post closing reserves of $458,678.57. 73 months of verified PITI reserves. 9 months required. Borrower has sufficient reserves to meet 6 months PITI requirement on other REO properties.

10/29/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,700,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300067430	187406	10/28/2015	Compliance	Right of Recission Is Not on Correct Form	ROR 0011	2	Acknowledged
Right of Recession (pg 155) is on H8 form. Refinance is a Lender to Lender refinance and should be performed on the H-9 form.  While no new funds were advanced it is a Lender to Lender refinance, thus H-9 form should be used.

Low LTV/CLTV - 41.765%/41.765% LTV/CLTV. Maximum LTV/CLTV of 80% per guidelines. ; Substantial verified employment history - Written and Verbal VOE verified employment with same employer since 1982 (33 years).; Substantial verified reserves - Post closing reserves of $458,678.57. 73 months of verified PITI reserves. 9 months required. Borrower has sufficient reserves to meet 6 months PITI requirement on other REO properties.

Client: 12/4/15 - Received response from lender of: "ROR".  Attached is memo that reflects: "This loan is a limited cash out refinance of a primary residence located in the State of Texas. Per the independent third party auditor, an H9 should have been used to complete the rescission on the transaction. Based on a call and collaboration meeting with the third party audit firm, the client disclosed that Texas, along with several other states have not taken a stance on whether it is REQUIRED to use an H9 form, Texas being one of those states, therefore the H8 form is considered acceptable".  **  Exception overridden to EV2 level.  Refinance is a Lender to Lender refinance and should be performed on the H-9 form. Requires clear and conspicuous standards and varies by circuit court, however, while no new funds were advanced it is a Lender to Lender refinance, thus H-9 form should be used; however, a majority of the circuit courts (1st, 4th, 6th and 11th) have found that the form H8 is sufficient. Best practice is to reopen rescission under the correct form. Override to EV2 level, property in state of Texas.  ROR 0011 Overridden to EV2 level.
												Approved	B	B	B	B	B
300067430	187408	10/28/2015	Compliance	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	Missing evidence that Affiliated Business Disclosure was provided to borrower within 3 days of loan application date or provide evidence that lender has no affiliations to disclose.	12/29/2015
Low LTV/CLTV - 41.765%/41.765% LTV/CLTV. Maximum LTV/CLTV of 80% per guidelines. ; Substantial verified employment history - Written and Verbal VOE verified employment with same employer since 1982 (33 years).; Substantial verified reserves - Post closing reserves of $458,678.57. 73 months of verified PITI reserves. 9 months required. Borrower has sufficient reserves to meet 6 months PITI requirement on other REO properties.

11/3/15 - Received response from lender: "No affiliates". Attached is a lender memo stating: "[Lender] does not have any owners of our company that have any ownership interest, directly or indirectly, in any other mortgage services-related companies". COMP 0010 Exception Cleared

												Approved	A	A	A	A	A
300067430	187414	10/28/2015	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing Closing Protection letter issued by title insurer.	11/02/2015
Low LTV/CLTV - 41.765%/41.765% LTV/CLTV. Maximum LTV/CLTV of 80% per guidelines. ; Substantial verified employment history - Written and Verbal VOE verified employment with same employer since 1982 (33 years).; Substantial verified reserves - Post closing reserves of $458,678.57. 73 months of verified PITI reserves. 9 months required. Borrower has sufficient reserves to meet 6 months PITI requirement on other REO properties.
											11/2/15 - Received response from lender: "CPL". Attached is a copy of the Closing Protection Letter for subject transaction. TITL 0005 Exception Cleared.	Approved	A	A	A	A	A
300067430	187431	10/28/2015	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	APP 0006	1	Closed
Final 1003 declarations (pg 261) state that borrower is not obligated to alimony or child support, however tax transcripts (pg 210) reflect borrower is paying Alimony of $XXX/mo. 1003 Declarations section was not correctly completed.
									11/02/2015
Low LTV/CLTV - 41.765%/41.765% LTV/CLTV. Maximum LTV/CLTV of 80% per guidelines. ; Substantial verified employment history - Written and Verbal VOE verified employment with same employer since 1982 (33 years).; Substantial verified reserves - Post closing reserves of $458,678.57. 73 months of verified PITI reserves. 9 months required. Borrower has sufficient reserves to meet 6 months PITI requirement on other REO properties.

11/2/15 - Received response from lender: "1003". Attached is a copy of the borrowers divorce decree. Included is a revised copy of pg 3 from the Final 1003/Application. Borrower checked  the radial declaring an obligation to pay alimony,child support, or separate maintenance, which is supported based on the 2013 IRS Transcripts (pg 210). Borrower initialed the revision to evidence acknowledgment of the change. APP 0006 Exception Cleared.
												Approved	A	A	A	A	A
300067430	190187	11/23/2015	Compliance	Loan DTI exceeds 43%	QMATR 0002	1	Closed
Based on pg 1 of the 2014 1040 borrower paid $545,435 in Alimony or $45,452.92/mo. With payment of $45,452.92 considered the DTI increased to 47.31%, which exceeds 43%.  Revised 1008 DTI 33.812%, Difference is due to lender using a 19.25 month average of 2015 YTD and 2014 bonus income of $XXXX. Per Appendix Q, Creditor must develop an average of bonus  income for the past two years. Review used $XXXX based on a conservative 36 month average of 2015 YTD and 2014/2013 bonus income. It should be noted that even with 31.25 month average considered the DTI would increase above 43%. 2013 Bonus income of $XXXX should have been considered since it is considerably less than 2014 $XXXX and 2015 YTD of $XXXX. Per Appendix Q,  A period of more than two years must be used in calculating the average bonus income if the income varies significantly from year to year.
									05/11/2016
Low LTV/CLTV - 41.765%/41.765% LTV/CLTV. Maximum LTV/CLTV of 80% per guidelines. ; Substantial verified employment history - Written and Verbal VOE verified employment with same employer since 1982 (33 years).; Substantial verified reserves - Post closing reserves of $458,678.57. 73 months of verified PITI reserves. 9 months required. Borrower has sufficient reserves to meet 6 months PITI requirement on other REO properties.

11/24/15 - Although the bonus income has varied year over year from 2013 to 2015 YTD, income trend is increasing. Using the lesser 2013 Bonus Income averaged over 31.25 or 36 months would not accurately account for this income source. Using the 24 month average of borrowers YTD/2014 bonus income decreases the DTI to 38.01%. QMATR 0002 Exception Cleared.
												Approved	A	A	A	A	A
300078374	189507	11/17/2015	Compliance	APN Number is not listed on Security Instrument	COLL 0001	1	Closed	APN/Parcel ID Number was not provided on Mortgage (pg 263). Unable to confirm APN matches title documents and appraisal.	11/25/2015
Excellent verified housing payment history - 19 months on current mortgage and 99 months on prior paid mortgage history per credit report in file.   ; Income verified was not used in qualifying - Only base salary was considered in qualifying.  K-1 income was documented but not used in qualifying.

11/25/15 - Received response from lender: "APN not required". Attached is a lender memo stating: "Please be advised that the state of Massachusetts does not require the APN/Parcel ID number to be listed on the mortgage. Could you please clear this condition?" ** Best practice is to list the APN on the Security Instrument. Confirmed Property Address and Legal Description agrees with the OA (pg 4, 263, 274), thus confirms the Mortgage satisfactorily identifies the subject property.  COLL 0001 Exception Cleared.
												Approved	A	A	A	A	A
300078374	189508	11/17/2015	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing Fraud report with all alerts satisfactorily addressed.	12/22/2015
Excellent verified housing payment history - 19 months on current mortgage and 99 months on prior paid mortgage history per credit report in file.   ; Income verified was not used in qualifying - Only base salary was considered in qualifying.  K-1 income was documented but not used in qualifying.

12/22/15 - Received a copy of fraud report dated 12/22/15. Confirmed High Impact Variance for Potential Shotgunning references the MIN for subject transaction. Documentation in file supports all other low impact variances were addressed. CRED 0089 Exception Cleared.
												Approved	A	A	A	A	A
300078374	189515	11/17/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $747,000 is supported. No post closing CDA provided.	11/19/2015
Excellent verified housing payment history - 19 months on current mortgage and 99 months on prior paid mortgage history per credit report in file.   ; Income verified was not used in qualifying - Only base salary was considered in qualifying.  K-1 income was documented but not used in qualifying.

11/19/15 - Received 3rd Party Desk Review that reflects original appraisal value of $747,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300078374	189517	11/17/2015	Compliance	Missing Net-tangible Benefit worksheet	NTB 0001	1	Closed
Missing required State of Massachusetts Net Tangible Benefit disclosure. Lenders Worksheet (pg 241) is not fully completed and is not signed by the borrower. Disclosure to be signed by borrower and document the benefit to the borrowers.
									12/01/2015
Excellent verified housing payment history - 19 months on current mortgage and 99 months on prior paid mortgage history per credit report in file.   ; Income verified was not used in qualifying - Only base salary was considered in qualifying.  K-1 income was documented but not used in qualifying.

11/25/15 - Borrowers Acknowledgement section (pg 242) states Part III is only to be completed if Part II is needed to be completed. Bottom section of Part I confirms Part II is not required to be completed. NTB 0001 Exception Cleared.
												Approved	A	A	A	A	A
300078374	189520	11/17/2015	Compliance	Borrower(s) Did Not Receive "Right to Receive Credit Scores"	FACT 0002	1	Closed	Missing evidence that borrower received Right to Receive Credit Scores disclosure.	11/25/2015
Excellent verified housing payment history - 19 months on current mortgage and 99 months on prior paid mortgage history per credit report in file.   ; Income verified was not used in qualifying - Only base salary was considered in qualifying.  K-1 income was documented but not used in qualifying.
											11/25/15 - Received response from lender of: "Credit report with disclosures". Attached on pages 13 and 16 are Credit Score Disclosures for borrower and co borrower. FACT 0002 Exception Cleared.	Approved	A	A	A	A	A
300078374	189521	11/17/2015	Compliance	Homeownership Counseling Disclosure was not provided within 3 business days of application	RESPA 0031	2	Acknowledged	Homeownership Counseling Disclosure (pg 204) is dated 7/27, which is not within 3 days of RESPA application date of 7/20 confirmed per HOEPA/HMDA form (pg 212).
Excellent verified housing payment history - 19 months on current mortgage and 99 months on prior paid mortgage history per credit report in file.   ; Income verified was not used in qualifying - Only base salary was considered in qualifying.  K-1 income was documented but not used in qualifying.
												Approved	B	B	B	B	B
300078374	189550	11/18/2015	Credit	Potential credit depth risk - Minimum Number of Tradelines is less than 3	CRED 0098	1	Closed	Missing credit report. Unable to confirm borrowers meet lender tradeline requirements. Liabilities entered per final 1003 (pg 43). Final credit review is incomplete.	11/25/2015
Excellent verified housing payment history - 19 months on current mortgage and 99 months on prior paid mortgage history per credit report in file.   ; Income verified was not used in qualifying - Only base salary was considered in qualifying.  K-1 income was documented but not used in qualifying.

11/25/15 - Received response from lender: "Credit Report". Attached is a copy of the borrower signed Credit Score Disclosure/Notice to Home Loan Applicant for B1 and B2 and a complete copy of the CBR. Minimum tradeline requirements satisfied. CR 0098 Exception Cleared.
												Approved	A	A	A	A	A
300078374	189551	11/18/2015	Credit	Missing income calculation worksheet and/or detail	CRED 0092	1	Closed
Based on 1008 (pg 39) lender qualified borrower with income that was not supported with documents in file.  Missing lender income worksheet to document how lender income was calculated. Based on W2 transcripts (pg 74) and 1040 transripts (pg 92) this level of income is not supported. Unable to determine if Losses reported on on prior years tax transcripts and if 2106 expenses were deducted from borrower income.
									12/23/2015
Excellent verified housing payment history - 19 months on current mortgage and 99 months on prior paid mortgage history per credit report in file.   ; Income verified was not used in qualifying - Only base salary was considered in qualifying.  K-1 income was documented but not used in qualifying.

12/23/15 - Received response from lender "Income Wkst".  Attached is a 2-page income worksheet detailing how the lender calculated the qualifying borrower income based on pay stubs provided for CRED 0082 exception that reflected a bi-weekly salary earnings that calculates to the income used by the lender to qualify.  CRED 0092 Exception Cleared.
												Approved	A	A	A	A	A
300078374	189552	11/18/2015	Credit	Missing Credit Report	CR 0001	1	Closed
Missing origination credit report with File# XXX. File contains Credit Report comparison (pg 58) which was used as source document for credit scores. Final 1003 uses as source document for Liabilities. Missing original credit report to confirm scores and liabilities. Final credit review is incomplete.
									12/23/2015
Excellent verified housing payment history - 19 months on current mortgage and 99 months on prior paid mortgage history per credit report in file.   ; Income verified was not used in qualifying - Only base salary was considered in qualifying.  K-1 income was documented but not used in qualifying.

11/25/15 - Received response from lender: "Credit Report". Attached is a copy of the borrower signed Credit Score Disclosure/Notice to Home Loan Applicant for B1 and B2 and a complete copy of the CBR. CR 0001 Exception Cleared.
												Approved	A	A	A	A	A
300078374	189554	11/18/2015	Credit	Insufficient verified reserves	CRED 0100	1	Closed
Guidelines require 9 months of PITI reserves or $33,631.02. Verified reserves of $30,383.46. Short reserves of $3247.56. Borrower 401k not included by review. Missing Terms of Withdrawal for borrower 401k (pg 170) to confirm borrower has ability to access funds prior to employment termination. 401k required for borrower to meet lender reserve requirements.
									12/23/2015
Excellent verified housing payment history - 19 months on current mortgage and 99 months on prior paid mortgage history per credit report in file.   ; Income verified was not used in qualifying - Only base salary was considered in qualifying.  K-1 income was documented but not used in qualifying.
											12/23/15 - Exception cleared as email chain provides sufficient evidence that borrower has access to 401K funds should it be necessary. CRED 0010 Exception Cleared.	Approved	A	A	A	A	A
300078374	189556	11/18/2015	Compliance	RESPA Violation - Initial Disclosures were not provided within 3 - business days of Application	RESPA 0015	2	Acknowledged
All Initial Disclosures, including initial GFE and TIL are dated 7/27 which is not within 3 days of RESPA application date of 7/20 on initial 1003 and confirmed per HOEPA/HMDA form (pg 212). The Initial Disclosure Date is more than 3 business days from the Application Date. Three business days from the Application Date is (07/23). Under Regulation Z, a lender must make good faith estimates of the disclosures required by 12 CFR 1026.18 and deliver or place them in the mail not later than the 3rd business day after a lender receives a consumer's application.

Excellent verified housing payment history - 19 months on current mortgage and 99 months on prior paid mortgage history per credit report in file.   ; Income verified was not used in qualifying - Only base salary was considered in qualifying.  K-1 income was documented but not used in qualifying.
												Approved	B	B	B	B	B
300078374	189557	11/18/2015	Compliance	Missing Schedule A	RESPA 0028	1	Closed	Missing Schedule A/Service Provider Listing attachment to Good Faith Estimate.	12/23/2015
Excellent verified housing payment history - 19 months on current mortgage and 99 months on prior paid mortgage history per credit report in file.   ; Income verified was not used in qualifying - Only base salary was considered in qualifying.  K-1 income was documented but not used in qualifying.

12/23/15 - Received response from lender "Service Provider".  Attached is a letter on the lending institution letterhead that reflects: "the lender does not allow borrowers to shot and therefore does not provide a list of Providers to applicants".  RESPA 0028 Exception Cleared.
												Approved	A	A	A	A	A
300078374	189575	11/18/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed
Income documentation is deficient for the following: 1) Missing current paystub reflecting 30 days of income as required per guidelines. 2) Missing past two years W2s as required per guidelines. 3) Wage Transcript (pg 74) lists employer which does not match employer stated on final 1003. Final income and DTI review is not completed. Income documentation provided does not meet Appendix Q requirements.
									11/30/2015
Excellent verified housing payment history - 19 months on current mortgage and 99 months on prior paid mortgage history per credit report in file.   ; Income verified was not used in qualifying - Only base salary was considered in qualifying.  K-1 income was documented but not used in qualifying.

11/25/15 - Received response from lender of: "paystub". Attached is paystub ending 07/25/15 and 08/08/15 reflecting a salary of $XXX paid bi-weekly. Paystub reflects employer which matches employer on 1003. Also included are 2013/2014 W2s for B1. Income trend has been increasing year after year. Exception cleared based on documents requested were provided, however, Final income and DTI review not complete. See CRED 0087 exception. CRED 0082 Exception Cleared.
												Approved	A	A	A	A	A
300078374	189576	11/18/2015	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed
Tax Transcripts/Tax Returns are deficient due to the following: 1) Tax Transcript (pg 91) reflects that past years tax returns have not been filed. Missing copy of past years filing extension and evidence that any taxes due were paid. 2) Missing prior two years tax returns to extension filing complete, signed 1040 returns with all schedules. Transcripts reflect Sch C, Sch D and Sch E income/losses. Additional documentation may be required pending review of completed tax returns. Final income and DTI review is not completed. Income documentation provided does not meet Appendix Q requirements.
									12/22/2015
Excellent verified housing payment history - 19 months on current mortgage and 99 months on prior paid mortgage history per credit report in file.   ; Income verified was not used in qualifying - Only base salary was considered in qualifying.  K-1 income was documented but not used in qualifying.

12/21/15 - No income was disclosed or considered on the 1003 and 1008, thus no additional self-employment documentation is required for the Sch C. 1040 tax returns are not executed, but not required as no income is being considered from tax returns.  CRED 0087 Exception Cleared.
												Approved	A	A	A	A	A
300078374	189577	11/18/2015	Credit	Missing Employment doc (VOE)	CRED 0007	1	Closed
Final 1003 (pg 43) and VVOE (pg 68) reflect borrower is listed as potentially self-employed. Missing documentation of borrower ownership percentage in the business.  Ownership percentage of 25% or greater will require treatment of borrower as self employed. Additional review and documentation requirements may be added.
									12/22/2015
Excellent verified housing payment history - 19 months on current mortgage and 99 months on prior paid mortgage history per credit report in file.   ; Income verified was not used in qualifying - Only base salary was considered in qualifying.  K-1 income was documented but not used in qualifying.

12/21/15 - Received response from lender: "LOX".  Attached is two documents. First is 5-page copy of business website team members and second is 190-page tax return with K-1 reflecting B1 has 5% ownership, thus not considered self-employed. CRED 0007 Exception Cleared.
												Approved	A	A	A	A	A
300075612	189658	11/18/2015	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	APP 0006	1	Closed	Final 1003 (pg 98) lists borrower as an employee. Per tax returns borrower files a Sch C. Final 1003 should reflect borrower as Self Employed.	12/07/2015	Excellent verified credit history - 794 qualifying credit score. 700 minimum score required. No derogatory credit. ; Low DTI - 30.8% DTI on fully documented file. 40% maximum allowed per guidelines.
12/7/15 - Received response from lender of: "1003".  Attached is copy of full 5-page executed 1003 that reflects page 2 of 5 with correction to "self-employed" with evidence of borrowers initials to acknowledge the correction made. APP 0006 Exception Cleared.
												Funded	A	A	A	A	A
300075612	189666	11/18/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $780,000 is supported. No post closing CDA provided.	12/09/2015	Excellent verified credit history - 794 qualifying credit score. 700 minimum score required. No derogatory credit. ; Low DTI - 30.8% DTI on fully documented file. 40% maximum allowed per guidelines.
12/8/15 - Received 3rd Party Desk Review that reflects original appraisal value of $780,000 is supported. Value confirmed by CDA which is performed by a licensed appraiser and by the expertise of the Original Appraiser.  CDA reflects city name corrected to match to Note, Title and Appraisal Report. APPR 0040 Exception Cleared.
												Funded	A	A	A	A	A
300075612	189674	11/18/2015	Compliance	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	Missing evidence that Affiliated Business Disclosure was provided to borrower within 3 days of loan application date or provide evidence that lender has no affiliations to disclose.	12/10/2015	Excellent verified credit history - 794 qualifying credit score. 700 minimum score required. No derogatory credit. ; Low DTI - 30.8% DTI on fully documented file. 40% maximum allowed per guidelines.
12/10/15 - Received a memo on company letterhead from lender executed by the SVP of Mortgage Operations stating: "the lender does not have any affiliations in the state of Texas, therefore an Affiliated Business Arrangement Disclosure was not provided for this file.  COMP 0010 Exception Cleared;
												Funded	A	A	A	A	A
300075612	189714	11/18/2015	Credit	Unacceptable Mortgage History	CRED 0001	1	Closed
Missing 24 months of mortgage history as required per guidelines. Per credit report (pg 408) the current mortgage is reflecting 5 months and prior with the lender reflects 1 month. 24 months of mortgage history required.  Missing current mortgage history with most recent lender from last reported date to present.  Missing prior mortgage history to the present lender.  Per Sch A (pg 73) of taxes, borrower was paying mortgage interest to a private individual.  Missing cancelled checks for mortgage paid to this individual.  All mortgage history must reflect a 0x30 payment history and cover the most recent 24 months.
									12/10/2015	Excellent verified credit history - 794 qualifying credit score. 700 minimum score required. No derogatory credit. ; Low DTI - 30.8% DTI on fully documented file. 40% maximum allowed per guidelines.	12/3/15 - Total mortgage rating covers 24 months with no gaps as credit report (pg. 409) reflects last activity date being one month prior to credit report pull date. CRED 0001 Exception Cleared.	Funded	A	A	A	A	A
300075612	189715	11/18/2015	Compliance	Missing Interim GFE Due to Lock Event	RESPA 0016	1	Closed
Per Lock Registration (pg 534) and HOEPA/HMDA form (pg 2) the rate was locked. Missing redisclosed GFE dated within 3 days after most recent rate lock event. File contains only the initial GFE dated prior to the lock event.
									12/07/2015	Excellent verified credit history - 794 qualifying credit score. 700 minimum score required. No derogatory credit. ; Low DTI - 30.8% DTI on fully documented file. 40% maximum allowed per guidelines.
12/7/15 - Received response from lender of: "Rate Lock". Attached is 3-page document that corresponds to the date of the initial GFE reflecting a rate lock was made for 45 days on the the same date as the initial GFE.  RESPA 0016 Exception Cleared.
												Funded	A	A	A	A	A
300075612	189754	11/18/2015	Credit	Missing Employment doc (VOE)	CRED 0007	1	Closed
Borrower is self-employed per Sch C of tax returns. Lender guidelines required 3rd Party Verification of self employment from CPA or Licensing agency. Guidelines also require verification of business using phone book or internet.  File contains only a verbal verification (pg 526) which does not meet guideline requirements.
									12/03/2015	Excellent verified credit history - 794 qualifying credit score. 700 minimum score required. No derogatory credit. ; Low DTI - 30.8% DTI on fully documented file. 40% maximum allowed per guidelines.
12/3/15 - Received response from lender of: "VOE".  Attached is a five-page online internet search to confirm borrowers self-employment.  This along with VVOE provided in file confirms guideline requirement. CRED 0007 Exception Cleared.
												Funded	A	A	A	A	A
300075612	189772	11/18/2015	Credit	Insufficient verified reserves	CRED 0100	2	Acknowledged
Lender guidelines require 12 months of PITI reserves. Verified PITI reserves of 4.22 months. Review did not include borrower 401K (pg 332) due to missing terms of withdrawal required per guidelines. Even including the 401K funds the verified reserves will be 11.13 months of PITI reserves which is still below the 12 months required. Per lender guidelines the gift funds (including the EMD) cannot be included in reserves.
										Excellent verified credit history - 794 qualifying credit score. 700 minimum score required. No derogatory credit. ; Low DTI - 30.8% DTI on fully documented file. 40% maximum allowed per guidelines.		Funded	B	B	B	B	B
300075612	189790	11/18/2015	Credit	Guideline Exception(s)	GIDE 0001	1	Closed
File contains lender Guidelines (pg 262) with updated date of 10/2015. Missing evidence that this guideline update has been approved. Review has not been provided with approval on this guideline update.
									12/11/2015	Excellent verified credit history - 794 qualifying credit score. 700 minimum score required. No derogatory credit. ; Low DTI - 30.8% DTI on fully documented file. 40% maximum allowed per guidelines.
12/10/15 - Received a response from lender of: "LOX". Attached is a memo stating: Our lender overlays were updated in total; this did not affect the Jumbo guides. ** Confirmed loan reviewed to guidelines in place and not based on file copy of updated overlays. GIDE 0001 Exception Cleared.
												Funded	A	A	A	A	A
300076878	189809	11/18/2015	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	1008 in file (pg 218) is unsigned and undated. No other signed and dated lender loan approval provided in file. Unable to determine loan approval date.	12/03/2015
Substantial verified reserves - Post closing reserves of $977,698.42, or 225 months of verified PITI reserves. 12 months of subject PITI and 6 months of other REO PITI required. Borrower has excess reserves of $908,326.; Excellent verified credit history - 785 qualifying credit score. 720 minimum score required. No derogatory credit. Limited credit used. Credit file dates back to 6/1992. ; Income verified was not used in qualifying - 2 year average of additional income from tax returns was verified, however borrower qualified only on base income alone.

12/2/15 - Received response from lender: "1008". Attached is a copy of the underwriter signed and dated 1008. Confirmed DTI agrees with the unsigned/undated 1008 that was presented in the original loan file. APRV 0003 Exception Cleared.
												Funded	A	A	A	A	A
300076878	189811	11/18/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office. Missing lender closing instructions.
									12/08/2015
Substantial verified reserves - Post closing reserves of $977,698.42, or 225 months of verified PITI reserves. 12 months of subject PITI and 6 months of other REO PITI required. Borrower has excess reserves of $908,326.; Excellent verified credit history - 785 qualifying credit score. 720 minimum score required. No derogatory credit. Limited credit used. Credit file dates back to 6/1992. ; Income verified was not used in qualifying - 2 year average of additional income from tax returns was verified, however borrower qualified only on base income alone.

12/8/15 - Received response from lender of: "Closing Instructions".  Attached is copy of 4-page Closing Instruction that reflects on page four that the Settlement agent is responsible for obtaining the original recorded Security Instrument from the Courthouse, review for completeness and provide it along with the Final Title Policy to the lender.  ** This confirms that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office. DEED 0049 Exception Cleared.
												Funded	A	A	A	A	A
300076878	189812	11/18/2015	Property	Missing Copy of Original Appraisal report	APPR 0001	1	Closed	Missing origination appraisal report. Appraisal review cannot be completed.	12/01/2015
Substantial verified reserves - Post closing reserves of $977,698.42, or 225 months of verified PITI reserves. 12 months of subject PITI and 6 months of other REO PITI required. Borrower has excess reserves of $908,326.; Excellent verified credit history - 785 qualifying credit score. 720 minimum score required. No derogatory credit. Limited credit used. Credit file dates back to 6/1992. ; Income verified was not used in qualifying - 2 year average of additional income from tax returns was verified, however borrower qualified only on base income alone.
											12/1/2015 - Received a copy of the appraisal report (STIPS V29) for subject transaction. APPR 0001 Exception cleared.	Funded	A	A	A	A	A
300076878	189814	11/18/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $760,000 is supported (Missing original appraisal. Value of $760,000 per lender approval). No post closing CDA provided.	12/08/2015
Substantial verified reserves - Post closing reserves of $977,698.42, or 225 months of verified PITI reserves. 12 months of subject PITI and 6 months of other REO PITI required. Borrower has excess reserves of $908,326.; Excellent verified credit history - 785 qualifying credit score. 720 minimum score required. No derogatory credit. Limited credit used. Credit file dates back to 6/1992. ; Income verified was not used in qualifying - 2 year average of additional income from tax returns was verified, however borrower qualified only on base income alone.
											12/1/15 - Received a copy of the original appraisal report. CDA to support original appraised value of $760,000 was previously received. APPR 0040 Exception Cleared.	Funded	A	A	A	A	A
300076878	189815	11/18/2015	Property	No copy of Appraisal License in file	APPR 0043	1	Closed	Missing Appraisal. No appraisal license provided.	12/01/2015
Substantial verified reserves - Post closing reserves of $977,698.42, or 225 months of verified PITI reserves. 12 months of subject PITI and 6 months of other REO PITI required. Borrower has excess reserves of $908,326.; Excellent verified credit history - 785 qualifying credit score. 720 minimum score required. No derogatory credit. Limited credit used. Credit file dates back to 6/1992. ; Income verified was not used in qualifying - 2 year average of additional income from tax returns was verified, however borrower qualified only on base income alone.
											12/1/2015 - Received a copy of the original appraisal report (STIPS V29) for subject transaction. Appraiser license included. APPR 0043 Exception cleared.	Funded	A	A	A	A	A
300076878	189870	11/19/2015	Compliance	Missing Final TIL	TIL 0001	1	Closed	Missing final TIL signed and dated by all title holders. Final compliance testing cannot be completed.	12/01/2015
Substantial verified reserves - Post closing reserves of $977,698.42, or 225 months of verified PITI reserves. 12 months of subject PITI and 6 months of other REO PITI required. Borrower has excess reserves of $908,326.; Excellent verified credit history - 785 qualifying credit score. 720 minimum score required. No derogatory credit. Limited credit used. Credit file dates back to 6/1992. ; Income verified was not used in qualifying - 2 year average of additional income from tax returns was verified, however borrower qualified only on base income alone.
											12/1/2015 - Received a copy of the borrower signed Final TIL disclosure. TIL 0001 Exception Cleared.	Funded	A	A	A	A	A
300076878	189895	11/19/2015	Compliance	Missing Interim GFE Due to Lock Event	RESPA 0016	1	Closed	Missing redisclosed GFE dated within 3 days after rate lock date (pg 349). Final RESPA testing cannot be completed.	12/03/2015
Substantial verified reserves - Post closing reserves of $977,698.42, or 225 months of verified PITI reserves. 12 months of subject PITI and 6 months of other REO PITI required. Borrower has excess reserves of $908,326.; Excellent verified credit history - 785 qualifying credit score. 720 minimum score required. No derogatory credit. Limited credit used. Credit file dates back to 6/1992. ; Income verified was not used in qualifying - 2 year average of additional income from tax returns was verified, however borrower qualified only on base income alone.
											12/1/15 - Received a copy of the GFE (Stips V31) dated within 3 days of rate lock date. RESPA 0016 Exception cleared.	Funded	A	A	A	A	A
300076878	189896	11/19/2015	Compliance	RESPA Disclosure(s) is Deficient	COMP 0017	1	Closed	Missing GFE dated the same as documented on the Acknowledgment of Receipt in file (pg 255). The only GFE provided in file is dated earlier. Final RESPA testing cannot be completed.	12/01/2015
Substantial verified reserves - Post closing reserves of $977,698.42, or 225 months of verified PITI reserves. 12 months of subject PITI and 6 months of other REO PITI required. Borrower has excess reserves of $908,326.; Excellent verified credit history - 785 qualifying credit score. 720 minimum score required. No derogatory credit. Limited credit used. Credit file dates back to 6/1992. ; Income verified was not used in qualifying - 2 year average of additional income from tax returns was verified, however borrower qualified only on base income alone.
											12/1/15 - Received a copy of the Final GFE disclosure (Stips V32). COMP 0017 Exception Cleared.	Funded	A	A	A	A	A
300076266	190710	11/29/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $830,000 is supported. No post closing CDA provided.	12/01/2015
Substantial verified employment history - VVOE (pg 218) confirms employment with employer for 15.5 years. ; Excellent verified credit history - 780 qualifying credit score. 720 minimum score required. No material derogatory credit. Credit file dates back to 9/1984.

12/1/15 - Received 3rd Party Desk Review that reflects original appraisal value of $830,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.
												Funded	A	A	A	A	A
300076266	190712	11/29/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									01/11/2016
Substantial verified employment history - VVOE (pg 218) confirms employment with employer for 15.5 years. ; Excellent verified credit history - 780 qualifying credit score. 720 minimum score required. No material derogatory credit. Credit file dates back to 9/1984.

1/11/16 - Received response from lender of: "Closing Instructions".  Attached is copy of 4-page Closing Instruction for the subject loan that reflects on page four that the Settlement agent is responsible for obtaining the original recorded Security Instrument from the Courthouse, review for completeness and provide it along with the Final Title Policy to the lender.  ** This confirms that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office. DEED 0049 Exception Cleared.
												Funded	A	A	A	A	A
300076266	190717	11/29/2015	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed
Missing fraud report with all alerts addressed. Documents in file (pg 188) are incomplete. Source of fraud documentation is not provided. Missing comprehensive report from XXXX or similar organization.
									12/22/2015
Substantial verified employment history - VVOE (pg 218) confirms employment with employer for 15.5 years. ; Excellent verified credit history - 780 qualifying credit score. 720 minimum score required. No material derogatory credit. Credit file dates back to 9/1984.

12/22/15 - Received response from lender of: "Fraud Guard".  Attached is 38-page fraud guard report pulled post-consummation. All alerts are satisfactorily addressed. MERs reference is that of subject loan. CRED 0089 Exception Cleared.
												Funded	A	A	A	A	A
300076266	190718	11/29/2015	Credit	Missing Tax Transcript(s)	CRED 0091	1	Closed	Missing IRS transcripts as required per lender guidelines. Signed 4506T provided (pg 2). Unable to verify if borrower has any 2106 expenses.	05/11/2016
Substantial verified employment history - VVOE (pg 218) confirms employment with employer for 15.5 years. ; Excellent verified credit history - 780 qualifying credit score. 720 minimum score required. No material derogatory credit. Credit file dates back to 9/1984.

1/25/16 - Received response from lender: "page 20 to 27 are 2011 trv and not required". Attached are two documents, one 2014 tax transcript (7 pages) and the second is a 19 page combined 2013 (pg 2-11, 2012 (12-19) and 2011 (not provided as not required). No 2106 Expenses noted. CRED 0091 Exception Cleared.
												Funded	A	A	A	A	A
300076266	190720	11/29/2015	Credit	Missing Evidence of sale of property owned	HUD 0011	1	Closed
Missing Closing Equity Statement for assumption of debt on prior primary and payment of net equity borrower. Missing HUD to determine cash for closing, however based on review the borrower has insufficient post closing assets to meet reserve requirement without including Net Equity payment from relocation company.
									01/27/2016
Substantial verified employment history - VVOE (pg 218) confirms employment with employer for 15.5 years. ; Excellent verified credit history - 780 qualifying credit score. 720 minimum score required. No material derogatory credit. Credit file dates back to 9/1984.

12/21/15 - Received response from lender of: "closing statement". Attached are two documents. One is a bank statement reflecting the net equity deposit on 11/17 (pg. 6 of 14) and second is the net equity statement reflecting the same amount that was deposited.  HUD 0011 Exception Cleared
												Funded	A	A	A	A	A
300076266	190972	12/02/2015	Compliance	Missing Evidence of eSign Disclosure	eSIN 0001	1	Closed	Missing evidence of e-Sign disclosure. CD in file (pg. 98) reflects an e-signature.	01/27/2016
Substantial verified employment history - VVOE (pg 218) confirms employment with employer for 15.5 years. ; Excellent verified credit history - 780 qualifying credit score. 720 minimum score required. No material derogatory credit. Credit file dates back to 9/1984.

1/26/16 - Received response from lender: "Disclosure". Attached is 2-page copy of eDisclosure Agreement reflecting the borrowers acknowledged acceptance on 10/22 which is within 3 business days of initial application date.  eSIN 0001 Exception Cleared
												Funded	A	A	A	A	A
300076266	190987	12/02/2015	Compliance	Section 32 loan non-compliant	COMP 0002	1	Closed
COMP 0001:  Finance charge is under disclosed by $254.64.  The disclosed finance charge ($503,450.98) is ($254.64) below the actual finance charge($503,705.62). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
									12/16/2015
Substantial verified employment history - VVOE (pg 218) confirms employment with employer for 15.5 years. ; Excellent verified credit history - 780 qualifying credit score. 720 minimum score required. No material derogatory credit. Credit file dates back to 9/1984.

12/15/15 - Received response from lender of "LOX".  Attached is a lender memo that states: "There is an Administrative Fee-Title for $250 included in your calculations on page 3 of Mavent that is not on the Closing Disclosure. Please remove this fee and rerun compliance. ** Confirmed the CD did not reflect a $250 Admin-Title fee, thus it was removed. Confirmed fees totaled to CD. Removal cured the under disclosed amount. COMP 0001 Exception Cleared.
												Funded	A	A	A	A	A
300076266	192946	12/15/2015	Compliance	Missing Evidence of Re-disclosure and a valid COC for the total amount of the Closing Disclosure 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure.	TRID 0124	1	Closed
Borrower was charged $42 for recording of POA per the CD.  This amount exceeds the max 10% tolerance. The total amount of Closing Disclosure 10% Category fees ($141.00) increased by more than 10% from the total amount disclosed on the Loan Estimate sent on 2015-10-21, ($99.00). The total amount of fees in this category cannot exceed ($108.90) unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv); 12 CFR 1026.19(f)(2)(v)).
									12/16/2015
Substantial verified employment history - VVOE (pg 218) confirms employment with employer for 15.5 years. ; Excellent verified credit history - 780 qualifying credit score. 720 minimum score required. No material derogatory credit. Credit file dates back to 9/1984.

12/15/15 - Received response from lender of "LOX" for COMP 0001 exception.  Attached was a lender memo that states: "There is an Administrative Fee-Title for $250 included in your calculations on page 3 of Mavent that is not on the Closing Disclosure. Please remove this fee and rerun compliance. ** Confirmed the CD did not reflect a $250 Admin-Title fee, thus it was removed. Confirmed fees totaled to CD. Removal cured the under disclosed and 10% violation amount. TRID 0124 Exception Cleared.
												Funded	A	A	A	A	A
300078686	192223	12/10/2015	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	1008 (pg 167) is unsigned and undated. No lender loan approval with stated loan program provided in file. Unable to determine lender loan approval date.	12/18/2015
Excellent verified credit history - 780 and 778 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 5/1988. ; Substantial verified reserves - Post closing reserves of $99,556.63. 27 months of verified PITI reserves. 12 months required per guidelines.
											12/17/15 - Received response from lender of: "signed/dated 1008". Attached is executed and dated 1008. APRV 0003 Exception Cleared.	Funded	A	A	A	A	A
300078686	192243	12/10/2015	Compliance	APN Number is not listed on Security Instrument	COLL 0001	1	Closed
APN number was not provided on Deed of Trust (pg 297) or included in Legal Description (pg 299). Section for PIN on page 1 of Deed of Trust was not completed. Unable to confirm if APN matches appraisal or title documents.
									12/21/2015
Excellent verified credit history - 780 and 778 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 5/1988. ; Substantial verified reserves - Post closing reserves of $99,556.63. 27 months of verified PITI reserves. 12 months required per guidelines.

12/18/15 - Received response from lender of: "sorry, here is the correct DOT for this loan". Attached is 19-page document with a lender cover letter stating: "please allow this to serve as a letter of intent to re-record the Deed of Trust on the above mentioned loan.  Once the original is received, we will correct the parcel ID# on page 1 (to match to other documents) and re-record if necessary". APN number matches to the appraisal.  Legal description matches throughout title, appraisal and DOT.  COLL 0001 Exception Cleared.
												Funded	A	A	A	A	A
300078686	192247	12/10/2015	Compliance	Missing Right of Rescission Expiration Date	ROR 0008	1	Closed	Right to Cancel documents (pgs 319-324) do not provide an Expiration date. Section for expiration date was not completed.	01/11/2016
Excellent verified credit history - 780 and 778 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 5/1988. ; Substantial verified reserves - Post closing reserves of $99,556.63. 27 months of verified PITI reserves. 12 months required per guidelines.

1/11/16 - ROR Exception Cleared as ROR expiration date has passed. Borrowers signatures on 12/30/15 confirms that 3 business days elapsed and that the borrowers did not exercise their right to cancel. ROR 0008 Exception Cleared.
												Funded	A	A	A	A	A
300078686	192253	12/10/2015	Compliance	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	Missing evidence borrower was provided with Affiliated Business Disclosure dated within 3 days of application date. Affiliated Business Disclosure to be signed by borrower.	12/18/2015
Excellent verified credit history - 780 and 778 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 5/1988. ; Substantial verified reserves - Post closing reserves of $99,556.63. 27 months of verified PITI reserves. 12 months required per guidelines.
											12/17/15 - Received response from lender of: "LOE". Attached is letter on bank letterhead that reflects that lender has no affiliations". COMP 0010 Exception Cleared.;	Funded	A	A	A	A	A
300078686	192280	12/10/2015	Credit	Final 1003 Application is Incomplete	APP 0002	1	Closed	Page 4 of final 1003 (pg 338) is missing Loan Origination Company Identifier/NMLS #.	01/18/2016
Excellent verified credit history - 780 and 778 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 5/1988. ; Substantial verified reserves - Post closing reserves of $99,556.63. 27 months of verified PITI reserves. 12 months required per guidelines.

1/15/16 - Received response from lender of: "corrected and initialed final 1003".  Attached is amended executed final 1003 reflecting the NMLS number with borrowers initials reflected to acknowledge the updates made.  APP 0002 Exception Cleared.
												Funded	A	A	A	A	A
300078686	192345	12/10/2015	Compliance	Right of Recission Is Not on Correct Form	ROR 0011	1	Closed
Borrower is paying off a Bank 1st lien and a Bank 2nd lien. Right to Cancel (pg 321) form is H8. Subject Lender to Lender refinance with new money advanced to pay off 2nd lien. Right to Cancel should be prepared on H9 form.
									01/11/2016
Excellent verified credit history - 780 and 778 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 5/1988. ; Substantial verified reserves - Post closing reserves of $99,556.63. 27 months of verified PITI reserves. 12 months required per guidelines.

12/29/15. ROR Exception Cleared as ROR expiration date has passed. Borrowers signatures on 12/30/15 confirms that 3 business days elapsed and that the borrowers did not exercise their right to cancel. ROR 0011 Exception Cleared.
												Funded	A	A	A	A	A
300078686	192348	12/10/2015	Compliance	Missing Evidence of eSign Disclosure	eSIN 0001	1	Closed	esign disclosure (pg 246) is not complete. Question at bottom of form, Do you agree to the electronic loan documents consent was not answered. Borrower did not give consent.	01/18/2016
Excellent verified credit history - 780 and 778 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 5/1988. ; Substantial verified reserves - Post closing reserves of $99,556.63. 27 months of verified PITI reserves. 12 months required per guidelines.

1/15/16 - Received response from lender of: "revised and initialed ESign consent form". Attached is copy of disclosure that reflects the "I Consent" box marked with borrower initials confirming acknowledgment. eSIN 0001 Exception Cleared.
												Funded	A	A	A	A	A
300078686	192351	12/10/2015	Compliance	Missing Intent to Proceed	TRID 0130	1	Closed	Missing evidence that borrower was provided with Intent to Proceed.	01/13/2016
Excellent verified credit history - 780 and 778 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 5/1988. ; Substantial verified reserves - Post closing reserves of $99,556.63. 27 months of verified PITI reserves. 12 months required per guidelines.

1/7/16 - Received response from lender: "Intent to Proceed was taken via phone. Screenshot provided". Attached is a screen print from the lenders LOS for subject transaction reflecting "Intent to Proceed" on 10/28/2015 with "Oral Telephone" selected as the "Communication Method". Confirmed intent to proceed was received within 10 business days of the initial LE (pg 248). TRID 0130 Exception Cleared.
												Funded	A	A	A	A	A
300078686	192352	12/10/2015	Compliance	Missing Home Loan Toolkit	TRID 0133	1	Closed	Missing evidence that borrower was provided with Home Loan Toolkit.	01/14/2016
Excellent verified credit history - 780 and 778 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 5/1988. ; Substantial verified reserves - Post closing reserves of $99,556.63. 27 months of verified PITI reserves. 12 months required per guidelines.

1/14/16 - Received copy of e-signed acknowledgment of receipt of settlement cost booklet along with evidence of internal screen prints to confirm delivery of disclosures and evidence of e-signatures.  ** Subject is a refinance, thus toolkit is technically not required. Is required on a purchase transaction.  TRID 0133 Exception Cleared.
												Funded	A	A	A	A	A
300078686	192357	12/10/2015	Compliance	Missing ECOA disclosure right to receive a copy of all written appraisals	ECOA 0001	1	Closed	Missing evidence that borrower was provided with Right to Receive Appraisal disclosure and evidence that borrower was provided with copy of appraisal.	02/02/2016
Excellent verified credit history - 780 and 778 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 5/1988. ; Substantial verified reserves - Post closing reserves of $99,556.63. 27 months of verified PITI reserves. 12 months required per guidelines.

1/29/16 - Received response from lender: "Per our compliance dept, after TRID, the appraisal disclosure is a standard part of the LE (page 3) for all lenders. I have attached the LE". ** Agreed. Initial LE satisfies appraisal notice requirements. Missing evidence that lender provided copy of appraisal to borrower (Refer to ECOA 0003). ECOA 0001 Exception Cleared.
												Funded	A	A	A	A	A
300078686	192359	12/10/2015	Credit	Missing Employment doc (VVOE)	CRED 0006	1	Closed
Missing verbal VOE for borrower and coborrower dated within 10 days of Note consummation as required per lender guidelines and Appendix Q.  VVOE to confirm 24 months of employment with no gaps greater than 30 days.
									12/21/2015
Excellent verified credit history - 780 and 778 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 5/1988. ; Substantial verified reserves - Post closing reserves of $99,556.63. 27 months of verified PITI reserves. 12 months required per guidelines.

12/18/15 - Received response from lender of: "sorry, correct VVOEs are attached ". Attached is a lender screen print from internal system that is a snap shot of the Verbal VOE data capture for both borrowers to confirm 24 months active employment history with no gaps is verified. Best practice is to complete a VVOE form and place in file with all pertinent data with a signature by the lender confirming date verified.  CRED 0006 Exception Cleared.
												Funded	A	A	A	A	A
300078686	192518	12/11/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $743,000 is supported. No post closing CDA provided.	02/01/2016
Excellent verified credit history - 780 and 778 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 5/1988. ; Substantial verified reserves - Post closing reserves of $99,556.63. 27 months of verified PITI reserves. 12 months required per guidelines.

12/14/2015 - Received 3rd Party Desk Review that reflects original appraisal value of $743,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Funded	A	A	A	A	A
300078686	200312	02/01/2016	Compliance	No evidence lender provided copies of written appraisals	ECOA 0003	1	Closed	Missing evidence lender provided copies of the written appraisal to borrowers.	02/03/2016
Excellent verified credit history - 780 and 778 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 5/1988. ; Substantial verified reserves - Post closing reserves of $99,556.63. 27 months of verified PITI reserves. 12 months required per guidelines.

2/2/16 - Received response from lender of: :Attached is screenshot showing the appraisal was overnighted to the borrowers". Attached is single page lender internal LOS Fulfillment screen print from subject borrower loan file that reflects the appraisal delivery date via overnight".  ECOA 0003 Exception Cleared.
												Funded	A	A	A	A	A
300079349	195719	01/11/2016	Compliance	APN Number is not listed on Security Instrument	COLL 0001	1	Closed	APN number is not provided on Deed of Trust (pg 821). Unable to confirm if APN/Parcel ID Number on appraisal and title match the Deed of Trust.	01/15/2016
Substantial verified reserves - Post closing reserves of $316,309/79.36 months of PITI reserves verified.  12 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 784/779 qualifying credit scores.  720 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 08/1988. ; Excellent verified housing payment history - Credit report reflects 148 months of current and prior mortgage history paid 0x30.
											1/14/16 - Confirmed legal descriptions match from title, to DOT and appraisal as well as verified address from appraisal to DOT. COLL 0001 Exception Cleared.	Approved	A	A	A	A	A
300079349	195729	01/11/2016	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed	Missing evidence and acknowledgement of the E-sign disclosure.	01/15/2016
Substantial verified reserves - Post closing reserves of $316,309/79.36 months of PITI reserves verified.  12 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 784/779 qualifying credit scores.  720 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 08/1988. ; Excellent verified housing payment history - Credit report reflects 148 months of current and prior mortgage history paid 0x30.

1/14/16 - Received response from lender of: "Acknowledgment".  Attached is a lender screen print for eConsent Status that reflects a date of 10/29/2015 and both borrower names with a status of "Accepted". TRID 0134 Exception Cleared.
												Approved	A	A	A	A	A
300079349	195730	01/11/2016	Compliance	No proof borrower(s) can receive documents via the electronic method as intended	TRID 0135	1	Closed	Missing evidence and acknowledgement of the E-sign disclosure.	01/15/2016
Substantial verified reserves - Post closing reserves of $316,309/79.36 months of PITI reserves verified.  12 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 784/779 qualifying credit scores.  720 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 08/1988. ; Excellent verified housing payment history - Credit report reflects 148 months of current and prior mortgage history paid 0x30.

1/14/16 - Received response from lender of: "Acknowledgment".  Attached is a lender screen print for eConsent Status that reflects a date of 10/29/2015 and both borrower names with a status of "Accepted". TRID 0135 Exception Cleared.
												Approved	A	A	A	A	A
300079349	195731	01/11/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $600,000 is supported. No post closing CDA provided.	01/13/2016
Substantial verified reserves - Post closing reserves of $316,309/79.36 months of PITI reserves verified.  12 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 784/779 qualifying credit scores.  720 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 08/1988. ; Excellent verified housing payment history - Credit report reflects 148 months of current and prior mortgage history paid 0x30.
											1/12/16 - Received 3rd Party Desk Review that reflects original appraisal value of $600,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300079349	195739	01/11/2016	Compliance	Closing Disclosure Cash to Close on the Calculating Cash to Close table has changed from the LE with no evidence of the "Did This Change Indicator" flag	TRID 0125	1	Closed
Calculating Cash to Close (pg 836), Funds for Borrower changed from Loan Estimate to Closing Disclosure. Lender did not properly disclose that amount had changed on Closing Disclosure. The Funds For Borrower disclosed on the Calculating Cash to Close table has changed from the Loan Estimate ($-23369.0) to the Final Amount on the Closing Disclosure ($-23368.55).  The Did this Change indicator should reflect that the amount has changed.
									02/11/2016
Substantial verified reserves - Post closing reserves of $316,309/79.36 months of PITI reserves verified.  12 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 784/779 qualifying credit scores.  720 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 08/1988. ; Excellent verified housing payment history - Credit report reflects 148 months of current and prior mortgage history paid 0x30.

2/10/16 - Received confirmation that amounts that appear to have changed due to whole dollar rounding on the LE based on the amount on the Calculating Cash to Close table, the actual charges, rounded to two decimal places, should be compared between the LE and CD.TRID 0125 Exception Cleared.
												Approved	A	A	A	A	A
300079349	195740	01/11/2016	Credit	Income Documentation is Insufficient	CRED 0082	2	Acknowledged	Missing YTD P&L and Balance sheet for coborrower Sch C self-employed business (pgs 520/543). Income was not used for qualifying but documentation is required per investor guidelines.
Substantial verified reserves - Post closing reserves of $316,309/79.36 months of PITI reserves verified.  12 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 784/779 qualifying credit scores.  720 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 08/1988. ; Excellent verified housing payment history - Credit report reflects 148 months of current and prior mortgage history paid 0x30.

Client: 2/8/16 - Received email request from lender for reconsideration of missing P&L and Balance sheet for Sch C positive business income not considered in qualifying.  Received confirmation from client as a one-time basis consideration to grade a B.  **  CRED 0082 Exception overridden to EV2 level.
												Approved	B	B	B	B	B
300079349	195743	01/12/2016	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									01/13/2016
Substantial verified reserves - Post closing reserves of $316,309/79.36 months of PITI reserves verified.  12 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 784/779 qualifying credit scores.  720 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 08/1988. ; Excellent verified housing payment history - Credit report reflects 148 months of current and prior mortgage history paid 0x30.
											1/12/16 - Received response from lender: "Recorded DOT". Attached is a complete copy of the e-Filed and e-Recorded copy of the Deed of Trust for subject transaction. DEED 0049 Exception Cleared.	Approved	A	A	A	A	A
300089128	195788	01/12/2016	Credit	Missing Underwriter Loan Approval	APRV 0001	1	Closed	No signed loan approval in file with Loan Program. 1008 in file (pg 145) is signed but not dated. No lender loan approval with conditions and approval date in file.	03/31/2016
Substantial verified reserves - Post closing reserves of $182,731/42.68 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 787/787 qualifying credit scores.  720 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 6/1995. ; Excellent verified housing payment history - Credit report reflects 128 months of current and prior mortgage history paid 0x30.  ; Low DTI - 24.99% DTI on fully documented file. 43% maximum DTI allowed per guidelines.

1/22/16 - Received response from lender: "1008". Attached is a copy of the underwriter signed and dated 1008. Confirmed DTI agrees with the 1008 that was provided in the original loan file (pg 145). APRV 0001 Exception Cleared.
												Approved	A	A	A	A	A
300089128	195878	01/12/2016	Compliance	APN Number is not listed on Security Instrument	COLL 0001	1	Closed	APN number is not provided on Deed (pg 39). Unable to determine if APN matches appraisal (pg 378) and title commitment (pg 103).	01/22/2016
Substantial verified reserves - Post closing reserves of $182,731/42.68 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 787/787 qualifying credit scores.  720 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 6/1995. ; Excellent verified housing payment history - Credit report reflects 128 months of current and prior mortgage history paid 0x30.  ; Low DTI - 24.99% DTI on fully documented file. 43% maximum DTI allowed per guidelines.

1/22/16 -Confirmed the legal description listed on the Deed of Trust (pg 41) agrees with the legal description listed on the Appraisal Report (pg 379), thus confirming the property is satisfactorily identified. COLL 0001 Exception Cleared.
												Approved	A	A	A	A	A
300089128	195879	01/12/2016	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									01/15/2016
Substantial verified reserves - Post closing reserves of $182,731/42.68 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 787/787 qualifying credit scores.  720 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 6/1995. ; Excellent verified housing payment history - Credit report reflects 128 months of current and prior mortgage history paid 0x30.  ; Low DTI - 24.99% DTI on fully documented file. 43% maximum DTI allowed per guidelines.
											1/14/16 - Received response from lender of: "Recorded DOT". Attached is copy of e-filed DOT (17 pages) executed on last page by County Clerk. DEED 0049 Exception Cleared.	Approved	A	A	A	A	A
300089128	195971	01/12/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $765,000 is supported. No post closing CDA provided.	01/14/2016
Substantial verified reserves - Post closing reserves of $182,731/42.68 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 787/787 qualifying credit scores.  720 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 6/1995. ; Excellent verified housing payment history - Credit report reflects 128 months of current and prior mortgage history paid 0x30.  ; Low DTI - 24.99% DTI on fully documented file. 43% maximum DTI allowed per guidelines.
											1/14/16 - Received 3rd Party Desk Review that reflects original appraisal value of $765,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300089128	195975	01/12/2016	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure.	TRID 0119	2	Acknowledged
UPDATED EXCEPTION:
Based on an additional CD provided on 1/22/16 with a date issued of 12/29/15, an additional HOA Certification Forwarding/Handling fee of $160 increased above the initial LE in file. This CD reflects a lender credit for a cure of increase above legal limit of $88.59 ($13.59 for increase in Credit Report charge and $75 for other HOA Certification charge) was applied.  Remaining increased  $160 HOA Cert Forwarding/Handling fee was not cured.  Additional $85 credit of total $173.59 has not been identified and was not applied for tolerance cure as not disclosed as such. The following fee(s) increased from the amount(s) disclosed on the Loan Estimate sent on 2015-12-10: HOA Certification Forwarding/Handling ($160). The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)).

ORIGINAL EXCEPTION:
Credit Report fee on Loan Estimate (pg 418) disclosed as $50. Increased to $63.59 on Closing Disclosure (pg 414) with no evidence of Change of Circumstance. The following fee(s) increased from the amount(s) disclosed on the Loan Estimate sent on 2015-12-10: Credit Report Fee. The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)).

Substantial verified reserves - Post closing reserves of $182,731/42.68 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 787/787 qualifying credit scores.  720 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 6/1995. ; Excellent verified housing payment history - Credit report reflects 128 months of current and prior mortgage history paid 0x30.  ; Low DTI - 24.99% DTI on fully documented file. 43% maximum DTI allowed per guidelines.
												Approved	B	B	B	B	B
300089128	195976	01/12/2016	Compliance	Missing Evidence of Re-disclosure and a valid COC for the total amount of the Closing Disclosure 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure.	TRID 0124	1	Closed
Recording fee on Loan Estimate (pg 419) disclosed as $125. Increased to $156 on Closing Disclosure (pg 414) with no evidence of Change of Circumstance. The total amount of Closing Disclosure 10% Category fees ($156.00) increased by more than 10% from the total amount disclosed on the Loan Estimate sent on 2015-12-10, ($125.00). The total amount of fees in this category cannot exceed ($137.50) unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv); 12 CFR 1026.19(f)(2)(v)).
									02/26/2016
Substantial verified reserves - Post closing reserves of $182,731/42.68 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 787/787 qualifying credit scores.  720 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 6/1995. ; Excellent verified housing payment history - Credit report reflects 128 months of current and prior mortgage history paid 0x30.  ; Low DTI - 24.99% DTI on fully documented file. 43% maximum DTI allowed per guidelines.

1/22/16 - Resubmitted compliance with updated fees (Credit report from $63.59 to $50 and removal of $75 HOA Resale Cert under Section B) clearing TRID 0123 and TRID 0124 Exception. TRID 0124 Exception Cleared.
												Approved	A	A	A	A	A
300089128	195977	01/12/2016	Compliance	Missing Evidence of Re-disclosure and a valid COC for the total amount of the 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure.	TRID 0123	1	Closed
Recording fee on Loan Estimate (pg 419) disclosed as $125. Increased to $156 on Closing Disclosure (pg 414) with no evidence of Change of Circumstance. The total amount of 10% category fees ($156.00) increased by more than 10% from the amount disclosed on the Loan Estimate sent on 2015-12-10, ($125.00). The total amount of fees in this category cannot exceed ($137.50) unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv)).
									02/26/2016
Substantial verified reserves - Post closing reserves of $182,731/42.68 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 787/787 qualifying credit scores.  720 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 6/1995. ; Excellent verified housing payment history - Credit report reflects 128 months of current and prior mortgage history paid 0x30.  ; Low DTI - 24.99% DTI on fully documented file. 43% maximum DTI allowed per guidelines.

1/22/16 - Resubmitted compliance with updated fees (Credit report from $63.59 to $50 and removal of $75 HOA Resale Cert under Section B) clearing TRID 0123 and TRID 0124 Exception. TRID 0123 Exception Cleared.
												Approved	A	A	A	A	A
300089128	195979	01/12/2016	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed	Missing Occupancy Certificate for subject, which is new construction per appraisal pg 378.	01/26/2016
Substantial verified reserves - Post closing reserves of $182,731/42.68 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 787/787 qualifying credit scores.  720 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 6/1995. ; Excellent verified housing payment history - Credit report reflects 128 months of current and prior mortgage history paid 0x30.  ; Low DTI - 24.99% DTI on fully documented file. 43% maximum DTI allowed per guidelines.

1/22/16 - Received lender response of: "Subject location county in Texas does not issue Certificate of Occupancy on residential properties".  Attached is a City Division Final Inspection for the subject address that reflects Zero items to complete and a status of "Passed" for Inspection #3.  ** Confirmed that subject county jurisdiction does not issue COO via website search. Final inspection provided by the lender confirms completion of residence. PROP 0012 Exception Cleared.
												Approved	A	A	A	A	A
300089128	196005	01/13/2016	Credit	Missing Employment doc (VOE)	CRED 0007	1	Closed
Prior employer VOEs (pg 251, 253) do not provide final employment date. Unable to confirm if borrower had a gap in employment between prior employer and current employer. Employment contract for current employer (pg 249) is dated 12/29/2014. The Work Number VOE (pg 251) indicates a start date of 4/6/2015. Possible 30 day gap in employment which would require an explanation per Appendix Q.  Email (pg 254) indicates company will provide no further information, however borrowers employment time with prior employer must be fully verified to insure compliance with Appendix Q.
									01/29/2016
Substantial verified reserves - Post closing reserves of $182,731/42.68 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 787/787 qualifying credit scores.  720 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 6/1995. ; Excellent verified housing payment history - Credit report reflects 128 months of current and prior mortgage history paid 0x30.  ; Low DTI - 24.99% DTI on fully documented file. 43% maximum DTI allowed per guidelines.

1/29/16 -Pre-consummation dated Work# in file (pg 251-252) confirms B1s employment with present employer for 7 months. Appendix Q requires 6 months at current job after returning to work after an extended absence. No additional documentation required. CRED 0007 Exception Cleared.
												Approved	A	A	A	A	A
300089267	200809	02/05/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed
Missing required 3rd party appraisal analysis to reflect value of $800,000 is supported.  Value of $800,000 does not appear to be supported. Comps 1 and 2 are the only sold comps within subject neighborhood sold for $765,000 and $637,000 which do not support the value. No Lender review provided. Online valuation tools do not support the value. Fraud Report (pg 10) reflects Subject Property may be overvalued. Additional valuation review may be required pending post closing CDA which was not provided.

									02/08/2016
Substantial verified reserves - Post closing reserves of $191,670.65. 42 months of verified PITI reserves. 12 months of PITI reserves required. ; Low DTI - 17.36% DTI. 43% maximum DTI allowed. ; Excellent verified credit history - 754 qualifying credit score. 720 minimum score required. No material derogatory credit. 105 months of mortgage history paid 0x30. Credit file dates back to 12/1998.

2/8/16 - Received 3rd Party Desk Review that reflects original appraisal value of $800,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300089267	200813	02/05/2016	Property	Appraisal is Incomplete	APPR 0002	1	Closed	No Site value was provided. Unable to confirm if site value ratio is within 30% guideline.	02/08/2016
Substantial verified reserves - Post closing reserves of $191,670.65. 42 months of verified PITI reserves. 12 months of PITI reserves required. ; Low DTI - 17.36% DTI. 43% maximum DTI allowed. ; Excellent verified credit history - 754 qualifying credit score. 720 minimum score required. No material derogatory credit. 105 months of mortgage history paid 0x30. Credit file dates back to 12/1998.

2/8/16 - Received 3rd Party Desk Review that reflects original appraisal value of $800,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. Site value not provided due to cost approach is not filled out. Appraiser explains omission of cost approach is due to age of subject (pg 76). APPR 0002 Exception Cleared.
												Approved	A	A	A	A	A
300089267	200819	02/05/2016	Credit	Fraud report alerts have not been addressed	FRAUD 0001	1	Closed
Fraud Report (pg 9) indicates a Critical Risk Alert due to Property may be overvalued. Critical Risk score was not addressed in the file. No additional lender review or field review was provided to support appraisal of $800,000. Additional valuation reviews required to clear Fraud Report alert.
									02/09/2016
Substantial verified reserves - Post closing reserves of $191,670.65. 42 months of verified PITI reserves. 12 months of PITI reserves required. ; Low DTI - 17.36% DTI. 43% maximum DTI allowed. ; Excellent verified credit history - 754 qualifying credit score. 720 minimum score required. No material derogatory credit. 105 months of mortgage history paid 0x30. Credit file dates back to 12/1998.

2/9/16 -  On page 6 is Collateral section that states: Investor has approved appraised value. The subject property was extensively renovated per the purchase agreement. **  CDA value supports original appraiser value as well.  FRAUD 0001 Exception Cleared.
												Approved	A	A	A	A	A
300089267	200860	02/05/2016	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	APP 0006	1	Closed
Final 1003 (pg 964) REO schedule lists a property owned at 13489 as Pending Sale. Per documents in file (pg 53) this property is in the name of the borrowers mother.  Property at 429 in the name of the borrower (pg 47) is not listed on REO schedule.
									02/18/2016
Substantial verified reserves - Post closing reserves of $191,670.65. 42 months of verified PITI reserves. 12 months of PITI reserves required. ; Low DTI - 17.36% DTI. 43% maximum DTI allowed. ; Excellent verified credit history - 754 qualifying credit score. 720 minimum score required. No material derogatory credit. 105 months of mortgage history paid 0x30. Credit file dates back to 12/1998.

2/16/16 - Received corrected 1003 signed and dated by all parties. REO has been corrected to reflect property at 429 in the name of the borrower. Property owned by borrower's mother has been removed. APP 0006 Exception Cleared.
												Approved	A	A	A	A	A
300089267	200864	02/05/2016	Compliance	APN Number is not listed on Security Instrument	COLL 0001	2	Acknowledged
APN/Parcel ID # was not provided on Mortgage as required per client. Lender provided letter (pg 453) which states this is not a requirement in Nebraska. However, this is a client requirement and no evidence provided that this is prohibited in Nebraska. Unable to confirm APN matches Appraisal and Title.

Substantial verified reserves - Post closing reserves of $191,670.65. 42 months of verified PITI reserves. 12 months of PITI reserves required. ; Low DTI - 17.36% DTI. 43% maximum DTI allowed. ; Excellent verified credit history - 754 qualifying credit score. 720 minimum score required. No material derogatory credit. 105 months of mortgage history paid 0x30. Credit file dates back to 12/1998.
												Approved	B	B	B	B	B
300089267	200868	02/05/2016	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									02/18/2016
Substantial verified reserves - Post closing reserves of $191,670.65. 42 months of verified PITI reserves. 12 months of PITI reserves required. ; Low DTI - 17.36% DTI. 43% maximum DTI allowed. ; Excellent verified credit history - 754 qualifying credit score. 720 minimum score required. No material derogatory credit. 105 months of mortgage history paid 0x30. Credit file dates back to 12/1998.

2/16/16 - Received a copy of the executed recorded Mortgage Deed of Trust with legal description and Rider (13 total pages) to confirm Mortgage / Deed of Trust recording has been completed. Legal description matches title commitment. DEED 0049 Exception Cleared.
												Approved	A	A	A	A	A
300089267	200879	02/05/2016	Property	Appraisal value is not supported.	APPR 0003	1	Closed
Original Sales Price of $850,000, reduced to $825,000 which exceeds appraisal value by $25,000. Appraisal value of $800,000. Appraisal indicates subject was not an an open listing on the MLS.  Borrower is paying $25,000 more than appraisal value. Missing letter from borrower acknowledging they are were paying above appraisal for the subject.

									02/08/2016
Substantial verified reserves - Post closing reserves of $191,670.65. 42 months of verified PITI reserves. 12 months of PITI reserves required. ; Low DTI - 17.36% DTI. 43% maximum DTI allowed. ; Excellent verified credit history - 754 qualifying credit score. 720 minimum score required. No material derogatory credit. 105 months of mortgage history paid 0x30. Credit file dates back to 12/1998.

2/8/16 - See confirmation of receipt appraisal report. Exception cleared based evidence in file that borrowers received copy of appraisal report at least 3 business days prior to closing. Copy of appraisal report was delivered to borrower via e-mail on 12/23/15 (pg 729). APPR 0003 Exception Cleared.
												Approved	A	A	A	A	A
300089267	200886	02/05/2016	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure.	TRID 0119	2	Acknowledged
UPDATED EXCEPTION: The following fee(s) increased from the amount(s) disclosed on the Loan Estimate sent on 2015-12-14: Appraisal Fee. The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)).

ORIGINAL EXCEPTION: The following fee(s) increased from the amount(s) disclosed on the Loan Estimate sent on 2015-12-14: Appraisal Fee, Village Property Taxes/County Property Tax. The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)).

Substantial verified reserves - Post closing reserves of $191,670.65. 42 months of verified PITI reserves. 12 months of PITI reserves required. ; Low DTI - 17.36% DTI. 43% maximum DTI allowed. ; Excellent verified credit history - 754 qualifying credit score. 720 minimum score required. No material derogatory credit. 105 months of mortgage history paid 0x30. Credit file dates back to 12/1998.
												Approved	B	B	B	B	B
300089267	200887	02/05/2016	Compliance	Closing Disclosure Cash to Close on the Calculating Cash to Close table has changed from the LE with no evidence of the "Did This Change Indicator" flag	TRID 0125	2	Acknowledged
Closing Disclosures (pg 858, 839), Calculating Cash to Close section do not indicate that Down Payment, Deposit, Seller Credits and Adjustments fields have changed. These fields are marked NO and should be marked YES. The Seller Credits disclosed on the Calculating Cash to Close table has changed from the Loan Estimate ($-200.0) to the Final Amount on the Closing Disclosure ($0.0).  The Did this Change indicator should reflect that the amount has changed.

Substantial verified reserves - Post closing reserves of $191,670.65. 42 months of verified PITI reserves. 12 months of PITI reserves required. ; Low DTI - 17.36% DTI. 43% maximum DTI allowed. ; Excellent verified credit history - 754 qualifying credit score. 720 minimum score required. No material derogatory credit. 105 months of mortgage history paid 0x30. Credit file dates back to 12/1998.
												Approved	B	B	B	B	B
300089267	200900	02/06/2016	Credit	Missing Employment doc (VOE)	CRED 0007	1	Closed	BOK guidelines require a Verbal VOE dated within 10 days of loan closing. No verbal VOE was provided.	02/09/2016
Substantial verified reserves - Post closing reserves of $191,670.65. 42 months of verified PITI reserves. 12 months of PITI reserves required. ; Low DTI - 17.36% DTI. 43% maximum DTI allowed. ; Excellent verified credit history - 754 qualifying credit score. 720 minimum score required. No material derogatory credit. 105 months of mortgage history paid 0x30. Credit file dates back to 12/1998.

2/9/16 - Received response from lender of: "Full VOE pulled 1/20/16, lender accepts this for verification within 10 days of closing".  Attached is copy of the The Work Number VOE dated within 10 days of consummation which does confirm borrower employment. CRED 0007 Exception Cleared.
												Approved	A	A	A	A	A
300089267	200901	02/06/2016	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed
File contains only a written VOE from XXXX (pg 135). Seller guidelines require current paystubs with 30 days of earning and 2 years of most current W2s. Missing current paystub and 2014 and 2013 W2 as required per lender guidelines.

									02/18/2016
Substantial verified reserves - Post closing reserves of $191,670.65. 42 months of verified PITI reserves. 12 months of PITI reserves required. ; Low DTI - 17.36% DTI. 43% maximum DTI allowed. ; Excellent verified credit history - 754 qualifying credit score. 720 minimum score required. No material derogatory credit. 105 months of mortgage history paid 0x30. Credit file dates back to 12/1998.

2/9/16 - Income re-calculated based on a slightly lower salary reflected on paystubs as compared to annual salary reflected on The Work Number in file. < 2% variance. DTI is still well within guidelines. CRED 0082 Exception Cleared.
												Approved	A	A	A	A	A
300089367	202740	02/15/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,150,000 is supported. No post closing CDA provided.	02/19/2016
Substantial verified reserves - Post closing reserves of $37,843/16.85 months of PITI reserves verified. 12 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 780 qualifying credit scores.720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 08/1988. ; Excellent verified housing payment history - Credit report reflects 126 months of prior mortgage history paid 0x30.

2/17/16 - Received 3rd Party Desk Review that reflects original appraisal value of $1,150,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300089367	202757	02/16/2016	Compliance	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	Missing evidence borrower was provided with Affiliated Business Disclosure within 3 days of loan application date, or provide evidence that lender has no affiliations to disclose.	02/26/2016
Substantial verified reserves - Post closing reserves of $37,843/16.85 months of PITI reserves verified. 12 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 780 qualifying credit scores.720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 08/1988. ; Excellent verified housing payment history - Credit report reflects 126 months of prior mortgage history paid 0x30.

2/25/16 - Received response from lender: "No Affiliates". Attached is an official lender letter on company letterhead that states: "Lender does not have any affiliates in the state of Texas, therefor an Affiliated Business Disclosure was not provided for this file". ** Lender states no affiliates to disclosure, thus no Affiliated Business Disclosure is required. COMP 0010 Exception Cleared.
												Approved	A	A	A	A	A
300089367	202759	02/16/2016	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed
Lender email (pg 19) provided to document borrower was provided disclosures face to face and nothing up front was done via E-sign. Email indicates E-sign was not utilized, however documents on pages 20-21 indicate borrower did receive documents via electronic methods and the Disclosure would be required.
									03/14/2016
Substantial verified reserves - Post closing reserves of $37,843/16.85 months of PITI reserves verified. 12 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 780 qualifying credit scores.720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 08/1988. ; Excellent verified housing payment history - Credit report reflects 126 months of prior mortgage history paid 0x30.

3/14/16 - Received response from lender of: "Disclosure".  attached is 5-page document with evidence that borrower accepted request for communications and disclosure via electronic format on 1/21/16.  Attached is lender 4-page e-Communications disclosure.  TRID 0134 Exception Cleared.
												Approved	A	A	A	A	A
300089367	202760	02/16/2016	Compliance	No proof borrower(s) can receive documents via the electronic method as intended	TRID 0135	1	Closed
Lender email (pg 19) provided to document borrower was provided disclosures face to face and nothing up front was done via E-sign. Email indicates E-sign was not utilized, however documents on pages 20-21 indicate borrower did receive documents via electronic methods and the Disclosure would be required.
									03/14/2016
Substantial verified reserves - Post closing reserves of $37,843/16.85 months of PITI reserves verified. 12 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 780 qualifying credit scores.720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 08/1988. ; Excellent verified housing payment history - Credit report reflects 126 months of prior mortgage history paid 0x30.

3/14/16 - Received response from lender of: "Disclosure".  attached is 5-page document with evidence that borrower accepted request for communications and disclosure via electronic format on 1/21/16.  Attached is lender 4-page e-Communications disclosure.  TRID 0135 Exception Cleared.;
												Approved	A	A	A	A	A
300089367	202761	02/16/2016	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure.	TRID 0119	1	Closed
Loan Estimate (pg 578) reflects a Discount fee of $2760 was added. COC (pg 576) provided indicates this was due to rate lock extension fee. No indication if this was borrower requested. The following fee(s) increased from the amount(s) disclosed on the Loan Estimate sent on 2016-01-14: Loan Discount . The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)).
									02/26/2016
Substantial verified reserves - Post closing reserves of $37,843/16.85 months of PITI reserves verified. 12 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 780 qualifying credit scores.720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 08/1988. ; Excellent verified housing payment history - Credit report reflects 126 months of prior mortgage history paid 0x30.
											2/25/16 -New disclosure was issued 1/14/16 to disclose rate lock extension. Accompanying COC for charge to extend expiring lock provided to borrower. TRID 0119 Exception Cleared.	Approved	A	A	A	A	A
300089367	202876	02/16/2016	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	APP 0006	1	Closed
Final 1003 (pg 112) states borrower has been living at subject property for 1 year. Date of occupancy for subject was 1/4/2016 (pg 257) and appraisal dated 11/10/2015 indicates subject was vacant. Final 1003 to reflect borrowers actual primary residence over the past 24 months. Additional conditions may apply pending review of corrected 1003.
									03/14/2016
Substantial verified reserves - Post closing reserves of $37,843/16.85 months of PITI reserves verified. 12 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 780 qualifying credit scores.720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 08/1988. ; Excellent verified housing payment history - Credit report reflects 126 months of prior mortgage history paid 0x30.

3/14/16 - Received response from lender of: "1003".  Attached is 6-page executed final 1003 with borrowers signature and initials.  Signature on pages 1, 4, 5 and 6 with initials on remaining pages. APP 0006 Exception Cleared.
												Approved	A	A	A	A	A
300089367	202894	02/16/2016	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	CRED 0103	1	Closed
Lender qualified borrower with property taxes of $2250/mo. Email from title company (pg 105) indicates the title company was using an estimated value of $1,000,000. Lender recalculated tax amount using value of $1,150,000 and a millage rate of 1.8. Calculation used by lender is not correct. Lender reflects taxes of $27000. Actual per calculation on email is $20,700. Subject is new construction. Missing documentation from taxing authority confirming new property tax amount or calculation of property taxes based on current property value and millage rate. Tax amount of $2250/mo cannot be verified.
									03/14/2016
Substantial verified reserves - Post closing reserves of $37,843/16.85 months of PITI reserves verified. 12 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 780 qualifying credit scores.720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 08/1988. ; Excellent verified housing payment history - Credit report reflects 126 months of prior mortgage history paid 0x30.

3/14/16 - Received response from lender of "Taxes". Attached is a 3-page document that reflects an email chain.  Email reflects that lender states that the LOE provided should be sufficient. Attached in email chain is title email confirming 2015 entity tax rate of 1.802 for county and ISD taxes.  Calculated based on value is $20,723 which is less than lender qualified borrower at.  CRED 0103 Exception Cleared.
												Approved	A	A	A	A	A
300089367	202898	02/16/2016	Credit	Unacceptable Mortgage History	CRED 0001	2	Acknowledged
24 months of mortgage/housing history for current primary residence required. Mortgage on prior primary (pg 379) reporting through 5/2015. Missing mortgage/rental history for primary residence from 6/2015 to present. VOM in file (pg 370) is for construction loan and does not reflect primary residency. If renting, institutional VOR or 12 months cancelled checks required to evidence 0x30 rental pay history.

Substantial verified reserves - Post closing reserves of $37,843/16.85 months of PITI reserves verified. 12 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 780 qualifying credit scores.720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 08/1988. ; Excellent verified housing payment history - Credit report reflects 126 months of prior mortgage history paid 0x30.
												Approved	B	B	B	B	B
300089367	202917	02/16/2016	Compliance	LE or CD Projected Payments Section is Deficient	TRID 0144	1	Closed
Loan Estimates dated 11/13/15, 12/16/15, 1/14/16 (pgs 591, 581, 578) and Closing Disclosures dated 1/21/16 and 1/25/16 (pgs 22, 185) do not list the Estimated Escrow in the Projected Payments Section, which was included on the Initial Loan Estimate.
									02/29/2016
Substantial verified reserves - Post closing reserves of $37,843/16.85 months of PITI reserves verified. 12 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 780 qualifying credit scores.720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 08/1988. ; Excellent verified housing payment history - Credit report reflects 126 months of prior mortgage history paid 0x30.

2/25/16 -Confirmed Estimated Taxes, Insurance & Assessments were disclosed as required with escrow indicators marked "No" on all subsequent disclosures on and after change of 11/13/15 (pg 591). TRID 0144 Exception Cleared.
												Approved	A	A	A	A	A
300089367	202918	02/16/2016	Compliance	Fee Naming Convention is inconsistent and/or does not meet the Clear and Conspicuous standard	TRID 0152	2	Acknowledged
Loan Estimates (pg 587, 598, 582, 592 and 579) list the Title Fee for T-19 which includes a description that "over-writes" the actual fee. Amount of fee disclosed on Loan Estimate is obscured and is not Clear and Conspicuous.

Substantial verified reserves - Post closing reserves of $37,843/16.85 months of PITI reserves verified. 12 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 780 qualifying credit scores.720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 08/1988. ; Excellent verified housing payment history - Credit report reflects 126 months of prior mortgage history paid 0x30.
												Approved	B	B	B	B	B
300089271	203988	02/21/2016	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	1008 in file (pg 378) is not signed or dated. No other lender approval in file. Unable to determine loan approval date.	02/24/2016
Excellent verified credit history - 794/807 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 5/1973. ; Excellent verified housing payment history - 461 months of current and prior mortgage history paid 0x30. ; Low DTI - DTI of 26.19% on fully documented file. 43% maximum DTI allowed.

2/23/16 - Received response from lender of: "Decision dated as noted in LOS".  Received a screen print from lenders internal LOS that reflects UW Disposition date of 2/3/16 with a DTI that matches to the original 1008 in file (pg. 378) reflecting 27.942%.  Best practice is to provide an executed and dated 1008. APRV 0003 Exception Cleared.
												Approved	A	A	A	A	A
300089271	203994	02/21/2016	Compliance	APN Number is not listed on Security Instrument	COLL 0001	1	Closed	Deed of Trust (pg 639) does not list APN/PIN. Section on pg 1 of Deed of Trust for PIN was left blank. Unable to confirm if APN matches on Appraisal and Title Commitment.	03/23/2016
Excellent verified credit history - 794/807 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 5/1973. ; Excellent verified housing payment history - 461 months of current and prior mortgage history paid 0x30. ; Low DTI - DTI of 26.19% on fully documented file. 43% maximum DTI allowed.

2/23/16 - Received response from lender of: "Recorded DOT".  Attached is a copy of the recorded DOT on the subject property that reflects the APN number on the first page that matches to the Appraisal and title search parcel number. COLL 0001 Exception Cleared.
												Approved	A	A	A	A	A
300089271	203997	02/21/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,800,000 is supported. No post closing CDA provided.	02/26/2016
Excellent verified credit history - 794/807 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 5/1973. ; Excellent verified housing payment history - 461 months of current and prior mortgage history paid 0x30. ; Low DTI - DTI of 26.19% on fully documented file. 43% maximum DTI allowed.

2/23/16 - Received 3rd Party Desk Review that reflects original appraisal value of $1,800,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. CDA provided is missing APN # to match to the appraisal report (pg 5) and tax cert (pg 492).  APPR 0040 Exception Remains.;
2/25/16 - Received 3rd Party Desk Review that reflects the missing APN number to match the appraisal and tax cert.   APPR 0040 Exception Cleared.;
												Approved	A	A	A	A	A
300089271	203998	02/21/2016	Credit	Final 1003 Application is Incomplete	APP 0002	1	Closed	NMLS number for Loan Origination Company was not provided on final 1003 (pg 598).	03/07/2016
Excellent verified credit history - 794/807 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 5/1973. ; Excellent verified housing payment history - 461 months of current and prior mortgage history paid 0x30. ; Low DTI - DTI of 26.19% on fully documented file. 43% maximum DTI allowed.

3/7/16 - Received response from lender of: "Revised final 1003". Attached is an amended page 4 of 5 reflecting Loan Origination Company NMLS number with borrower acknowledged initials to confirm acknowledgment of the change.  APP 0002 Exception Cleared.
												Approved	A	A	A	A	A
300089271	204001	02/21/2016	Compliance	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	Missing evidence that Affiliated Business Disclosure was provided to borrower within 3 days of loan application date or provide evidence that lender has no affiliations to disclose.	02/24/2016
Excellent verified credit history - 794/807 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 5/1973. ; Excellent verified housing payment history - 461 months of current and prior mortgage history paid 0x30. ; Low DTI - DTI of 26.19% on fully documented file. 43% maximum DTI allowed.

2/23/16 - Received response from lender of: "lender has no affiliations". Attached is a letter on letterhead executed by a VP of the institution that states they do not have any affiliations. COMP 0010 Exception Cleared.
												Approved	A	A	A	A	A
300089271	204003	02/21/2016	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing evidence that borrower was provided with US Patriot Act Disclosure.	03/02/2016
Excellent verified credit history - 794/807 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 5/1973. ; Excellent verified housing payment history - 461 months of current and prior mortgage history paid 0x30. ; Low DTI - DTI of 26.19% on fully documented file. 43% maximum DTI allowed.
											3/2/16 - Received response from lender of: "Patriot Act Disclosure attached". Lender attached signed and completed Patriot Act Disclosure on both borrowers. COMP 0006 Exception Cleared.	Approved	A	A	A	A	A
300089271	204005	02/21/2016	Compliance	Missing Net-tangible Benefit worksheet	NTB 0001	1	Closed	Missing State of Colorado Net Tangible Benefit form required for refinance of primary residence.	02/24/2016
Excellent verified credit history - 794/807 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 5/1973. ; Excellent verified housing payment history - 461 months of current and prior mortgage history paid 0x30. ; Low DTI - DTI of 26.19% on fully documented file. 43% maximum DTI allowed.

2/23/16 - The Colorado NTB rules requirement to provide a completed disclosure form does not appear to apply to a non-mortgage broker. The rule applies to individuals required to be licensed pursuant to certain sections of the Colorado Revised Statutes. These sections discuss licensing requirements for mortgage loan originators, not non-mortgage brokers.  As a result, a non-mortgage broker would not be subject to the Colorado NTB rules.  NTB 0001 Exception Cleared.
												Approved	A	A	A	A	A
300089271	204051	02/22/2016	Property	Appraisal Value is not supported by comparables	APPR 0039	1	Closed
Value of $1,800,000 is not supported. Tape Value of $1,550,000 indicates lender considered lower appraisal value. No lender review provided in file, however issues with appraisal indicate a lender review may have been completed. Appraiser made across the board adjustments for Quality of Construction on 5 of 6 which cannot be supported. Majority of adjustments are excessive. Line adjustments on 5 of 6 comps exceed 10% guideline. Line adjustments range on all but Comp 4 range from 21% to 29%.  Net adjustments on all Comps exceed 15% guideline, ranging from 16.2% to 49%.  Gross adjustments on 5 of 6 comps exceed 25% guideline. Gross adjustments range on all but Comp 4 range from 29% to 49%. Appraiser narrative and justification for quality adjustments was not provided. Photos do not support Quality rating adjustments. Missing evidence that client has accepted the appraisal.

									02/26/2016
Excellent verified credit history - 794/807 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 5/1973. ; Excellent verified housing payment history - 461 months of current and prior mortgage history paid 0x30. ; Low DTI - DTI of 26.19% on fully documented file. 43% maximum DTI allowed.

2/23/16 - Received 3rd Party Desk Review that reflects original appraisal value of $1,800,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. CDA provided is missing APN # to match to the appraisal report (pg 5) and tax cert (pg 492).  APPR 0039 Exception Remains.;
2/25/16 - Received 3rd Party Desk Review that reflects the missing APN number to match the appraisal and tax cert.   APPR 0039 Exception Cleared.;
												Approved	A	A	A	A	A
300089271	205634	03/08/2016	Compliance	LE or CD Improperly Issued	TRID 0160	1	Closed
The Last Loan Estimate date issued on 2/4/2016 (pg. 548) Total Interest Percentage (TIP) of (77.250%) is less than the system calculated TIP of (77.939%). The difference is (0.689%). The TIP is the total amount of interest that the borrower will pay over the loan term as a percentage of the note amount. It is the loan's total interest payments plus prepaid interest divided by the note amount.

									03/23/2016
Excellent verified credit history - 794/807 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 5/1973. ; Excellent verified housing payment history - 461 months of current and prior mortgage history paid 0x30. ; Low DTI - DTI of 26.19% on fully documented file. 43% maximum DTI allowed.

3/23/16 - Reconfirmed the LE Total Interest Percentage (TIP) via IB calculator and Comparisons in 5 Years based on LE (pg. 548) which matched to disclosure.  TIP calculated to 77.25% and comparisons in 5 years matched. Variance initially caused by difference in Loan Costs value used in calculation vs. Total loan costs. TRID 0160 Exception Cleared.
												Approved	A	A	A	A	A
300089271	207334	03/21/2016	Compliance	Last Loan Estimate Total Interest Percentage (TIP) > System Calculated	TRID 0165	1	Closed
The Last Loan Estimate Total Interest Percentage (TIP) of (77.25%) is greater than the system calculated TIP of (77.098%). The difference is (0.152%). The TIP is the total amount of interest that the borrower will pay over the loan term as a percentage of the note amount. It is the loan's total interest payments plus prepaid interest divided by the note amount, calculated as follows: (918242.95 + 0.0/1191000.0). (12 CFR 1026.37(l)(3))
									03/21/2016
Excellent verified credit history - 794/807 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 5/1973. ; Excellent verified housing payment history - 461 months of current and prior mortgage history paid 0x30. ; Low DTI - DTI of 26.19% on fully documented file. 43% maximum DTI allowed.
												Approved	A	A	A	A	A
300090533	204849	02/29/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,300,000 is supported. No post closing CDA provided.	03/17/2016
Substantial verified reserves - Post closing reserves $645,574.36 or 89 months PITI. 18 months PITI reserve requirement for subject.  All reserve requirements satisfied.; Excellent verified credit history - Oldest tradeline 7/2005, Middle credit score 749 with no derogatory credit history reported (pg 201). Minimum credit score required 700.; Low DTI - Review calculated DTI 10.72% is below the program maximum of 40%.

3/1/16 - Received 3rd Party Desk Review that reflects original appraisal value of $1,300,000 is supported.  Value confirmed by Field Reviewer which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Funded	A	A	A	A	A
300090533	204854	02/29/2016	Credit	Fraud report alerts have not been addressed	FRAUD 0001	1	Closed	Missing Fraud Report will all alerts satisfactorily addressed. Lender did not address potential identity issue (pg 529).	03/03/2016
Substantial verified reserves - Post closing reserves $645,574.36 or 89 months PITI. 18 months PITI reserve requirement for subject.  All reserve requirements satisfied.; Excellent verified credit history - Oldest tradeline 7/2005, Middle credit score 749 with no derogatory credit history reported (pg 201). Minimum credit score required 700.; Low DTI - Review calculated DTI 10.72% is below the program maximum of 40%.

3/3/16 - Received response from lender: "SSN Verified". Attached is a copy of the Identity Scan report for borrower, which confirms that the SSN listed on the 1003 belongs to borrower. ** Name Affidavit (pg 131) and 4506 tax returns (pg 700, 708) provided in file to evidence SSN belongs to the borrower.  Documentation provided evidences potential identity issue has been satisfactorily addressed by Lender. FRAUD 001 Exception Cleared.
												Funded	A	A	A	A	A
300090533	204873	02/29/2016	Credit	Missing Verification of Liability (Contingent or Otherwise)	CRED 0097	1	Closed
Final 1003/Application (pg 189) lists the following properties that are listed on the partnership returns (pg 602):
a) in ND
b) in ND
Missing confirmation borrower is not personally liable. Missing evidence of mortgage payment for land located at property "b".  Lender printout (pg 123) indicates loan is scheduled to Mature on 3/3/16 with payment due of $381,096.48. Unable to locate documentation to support the monthly payment of $3798 used for qualifying (pg 189).

									03/11/2016
Substantial verified reserves - Post closing reserves $645,574.36 or 89 months PITI. 18 months PITI reserve requirement for subject.  All reserve requirements satisfied.; Excellent verified credit history - Oldest tradeline 7/2005, Middle credit score 749 with no derogatory credit history reported (pg 201). Minimum credit score required 700.; Low DTI - Review calculated DTI 10.72% is below the program maximum of 40%.

3/10/16 - Received response from lender of: "Verification business owns liability". Attached is copy of lender LOS printout reflecting Partnership is the Note holder, not the individual borrower. CRED 0097 Exception Cleared.
												Funded	A	A	A	A	A
300090533	204874	02/29/2016	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	Missing YTD P&L Statement and Balance Sheet for the following entity for which the borrowers ownership exceeds 25%: Business 5	03/07/2016
Substantial verified reserves - Post closing reserves $645,574.36 or 89 months PITI. 18 months PITI reserve requirement for subject.  All reserve requirements satisfied.; Excellent verified credit history - Oldest tradeline 7/2005, Middle credit score 749 with no derogatory credit history reported (pg 201). Minimum credit score required 700.; Low DTI - Review calculated DTI 10.72% is below the program maximum of 40%.
											3/7/16 - Received response from lender: "Financial Documents". Attached is the YE balance sheet and P&L statement for Business 5. CRED 0082 Exception Cleared.	Funded	A	A	A	A	A
300090533	204876	02/29/2016	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed
Missing letter of explanation for the following inquiries reported in the past 120 days (pg 204):
1/28/16 performed by First International
1/5/16 performed by First International
10/1/15 performed by Advantage Credit
10/1/15 performed by First International

									03/08/2016
Substantial verified reserves - Post closing reserves $645,574.36 or 89 months PITI. 18 months PITI reserve requirement for subject.  All reserve requirements satisfied.; Excellent verified credit history - Oldest tradeline 7/2005, Middle credit score 749 with no derogatory credit history reported (pg 201). Minimum credit score required 700.; Low DTI - Review calculated DTI 10.72% is below the program maximum of 40%.

3/7/16 - Lender addressed all credit inquiries within the past 120 days. Lender states credit inquiries were for subject transaction and annual review of Borrowers accounts. CRED 0093 Exception Cleared.
												Funded	A	A	A	A	A
300090533	204877	02/29/2016	Credit	Unacceptable Mortgage History	CRED 0001	1	Closed
Missing complete 24 moths verification of mortgage. Final 1003 (pg 185) lists borrower at subject property for 1 month. Credit report confirms satisfactory mortgage rating on loan being refinanced from 8/2014 to 1/2016 (pg 202).  Missing VOM of prior residence located at 2009 5th Street E.
									03/11/2016
Substantial verified reserves - Post closing reserves $645,574.36 or 89 months PITI. 18 months PITI reserve requirement for subject.  All reserve requirements satisfied.; Excellent verified credit history - Oldest tradeline 7/2005, Middle credit score 749 with no derogatory credit history reported (pg 201). Minimum credit score required 700.; Low DTI - Review calculated DTI 10.72% is below the program maximum of 40%.
											CRED 0001 Exception Cleared for satisfactory 24 month housing history.	Funded	A	A	A	A	A
300090533	204880	02/29/2016	Compliance	Finance charge under disclosed	COMP 0001	1	Closed
Loan is under-disclosed $2239.53. HUD1 Line 805 reflects a lender credit in the amount of $8000. Missing HUD1 Addendum prepared by and stamped certified by Settlement listing the breakdown of lender credit (pg 4). The disclosed finance charge ($627,669.65) is ($2,239.53) below the actual finance charge ($629,909.18). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $35 below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1).
									03/17/2016
Substantial verified reserves - Post closing reserves $645,574.36 or 89 months PITI. 18 months PITI reserve requirement for subject.  All reserve requirements satisfied.; Excellent verified credit history - Oldest tradeline 7/2005, Middle credit score 749 with no derogatory credit history reported (pg 201). Minimum credit score required 700.; Low DTI - Review calculated DTI 10.72% is below the program maximum of 40%.

3/15/16 - Best practice is to have itemization of lender credit included with HUD1 and certified by the settlement agent for confirmation.  Under disclosure cleared with lender confirmed credits of prepaid finance charges and statement that settlement agent would not execute.  COMP 0001 Exception Cleared.
												Funded	A	A	A	A	A
300090533	204884	03/01/2016	Credit	Final 1003 Application is Incomplete	APP 0002	1	Closed
Final 1003 Application is incomplete due to the following:
1) Final 1003/Application (pg 185) does not list the disposition of the prior residence. Missing documentation to support the exclusion of debt service.
2) Property address listed in the REO section for land is incomplete.
									03/17/2016
Substantial verified reserves - Post closing reserves $645,574.36 or 89 months PITI. 18 months PITI reserve requirement for subject.  All reserve requirements satisfied.; Excellent verified credit history - Oldest tradeline 7/2005, Middle credit score 749 with no derogatory credit history reported (pg 201). Minimum credit score required 700.; Low DTI - Review calculated DTI 10.72% is below the program maximum of 40%.

3/15/16 - Received response from lender of: "Corrected 1003".  Attached is new 1003 with all corrections reflected based on stip and lender memo from 3/10/16.  Revised 1003 has been re-executed by borrower and lender and dated post-consummation 3/15/16 which is in support of the consummation dated 1003 in file and intended to correct the deficiencies noted on the consummation dated 1003.  APP 0002 Exception Remains.
												Funded	A	A	A	A	A
300090533	204959	03/01/2016	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	CRED 0103	1	Closed
1) Missing documentation to support hazard insurance payment for subject of $1083/mo used in qualifying (pg 555, 186). Hazard insurance dec page discloses a estimated premium of $6965 or $580.42/mo (pg 64). Review used lenders more conservative payment.

2) Missing documentation to support property tax payment of $1703/mo for subject used in qualifying (pg 555, 186). County tax cert reflects an estimated annual assessment of $17,566.92 or $1463.91/mo (pg 112). Review used lenders more conservative payment.
									03/08/2016
Substantial verified reserves - Post closing reserves $645,574.36 or 89 months PITI. 18 months PITI reserve requirement for subject.  All reserve requirements satisfied.; Excellent verified credit history - Oldest tradeline 7/2005, Middle credit score 749 with no derogatory credit history reported (pg 201). Minimum credit score required 700.; Low DTI - Review calculated DTI 10.72% is below the program maximum of 40%.

3/7/16 - Lender to disclose estimated tax and insurance payments that are supported by the documentation that is provided in the loan file. Lenders calculated qualifying property insurance and tax payments for subject loan is greater than the documented insurance (pg 64) and property tax (pg 112, thus most conservative approach used was used for qualifying. CRED 0103 Exception Cleared.
												Funded	A	A	A	A	A
300089129	204832	02/29/2016	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									03/22/2016
Excellent verified credit history - 788/795 qualifying credit scores.  720 minimum score required per guidelines. Credit file dates back to 03/1972. ; Substantial verified employment history - Borrower has 26 years employment history with current employer and Co-Borrower has 36 years employer history with current employer.; Excellent verified housing payment history - Credit report reflects 146 months of current and prior mortgage history paid 0x30.

3/2/16 - Received response from lender of: "Document says unofficial due to being a copy from the county clerks office". Attached is 25-page document that is a copy of the executed recorded Mortgage Deed of Trust with Riders with an "unofficial document watermark" that confirms has been completed.  DEED 0049 Exception Cleared.
												Approved	A	A	A	A	A
300089129	204851	02/29/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,172,000 is supported. No post closing CDA provided.	03/02/2016
Excellent verified credit history - 788/795 qualifying credit scores.  720 minimum score required per guidelines. Credit file dates back to 03/1972. ; Substantial verified employment history - Borrower has 26 years employment history with current employer and Co-Borrower has 36 years employer history with current employer.; Excellent verified housing payment history - Credit report reflects 146 months of current and prior mortgage history paid 0x30.

3/2/16 - Received 3rd Party Review Short Form that reflects original appraisal value of $1,172,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300089129	204852	02/29/2016	Compliance	APN Number and/or Legal Descriptions do not match security instrument	COLL 0002	1	Closed	APN number on Mortgage does not match APN number on appraisal. APN on title report (pg 107) matches appraisal.	03/03/2016
Excellent verified credit history - 788/795 qualifying credit scores.  720 minimum score required per guidelines. Credit file dates back to 03/1972. ; Substantial verified employment history - Borrower has 26 years employment history with current employer and Co-Borrower has 36 years employer history with current employer.; Excellent verified housing payment history - Credit report reflects 146 months of current and prior mortgage history paid 0x30.

3/3/16 - Confirmed Lot number and property address listed on the Deed of Trust, Appraisal, and Title agree. Deed of Trust satisfactorily identifies the subject property based on the documentation provided. COLL 0002 Exception Cleared.
												Approved	A	A	A	A	A
300089129	204870	02/29/2016	Compliance	Document Intent to Proceed with the Transaction	TRID 0047	1	Closed
Loan file is missing evidence of borrower acknowledged Intent to Proceed dated within 10 business days of the Loan Estimate date 12/14/2015 (pg 445). You did not submit an Intent to Proceed Date, which represents the date the consumer acknowledged their intent to proceed with the transaction described by the Loan Estimate. The creditor must document this communication to satisfy the requirements of 1026.25. Neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A))
									03/22/2016
Excellent verified credit history - 788/795 qualifying credit scores.  720 minimum score required per guidelines. Credit file dates back to 03/1972. ; Substantial verified employment history - Borrower has 26 years employment history with current employer and Co-Borrower has 36 years employer history with current employer.; Excellent verified housing payment history - Credit report reflects 146 months of current and prior mortgage history paid 0x30.

3/2/16 - Received response from lender of: "Page two shows intend to proceed verbiage". Attached is 3-page disclosure acknowledging Intent to Proceed on page 2, third paragraph and borrower acknowledged and dated within 10 business days of the LE. TRID 0047 Exception Cleared.
												Approved	A	A	A	A	A
300089129	204872	02/29/2016	Compliance	Disclosed Finance Charge Must Be >= Actual Finance Charge - $100	TRID 0088	2	Acknowledged
The disclosed finance charge ($767,466.29) is ($987.50) below the actual finance charge($768,453.79). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1). Final CD (pg 1) dated 01/27/16 reflects a lender credit but does not state that it is for increase above legal limit. Additionally, Calculating Cash to Close / Total Closing Cost (J) Did this Change column does not state the Lender Credit.

Excellent verified credit history - 788/795 qualifying credit scores.  720 minimum score required per guidelines. Credit file dates back to 03/1972. ; Substantial verified employment history - Borrower has 26 years employment history with current employer and Co-Borrower has 36 years employer history with current employer.; Excellent verified housing payment history - Credit report reflects 146 months of current and prior mortgage history paid 0x30.
												Approved	B	B	B	B	B
300089129	204875	02/29/2016	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed	Missing PNC HELOC statement for primary residence to verify payment (per 1003). Payment sourced from 1003 (pg 175) and credit report pg 189.	03/03/2016
Excellent verified credit history - 788/795 qualifying credit scores.  720 minimum score required per guidelines. Credit file dates back to 03/1972. ; Substantial verified employment history - Borrower has 26 years employment history with current employer and Co-Borrower has 36 years employer history with current employer.; Excellent verified housing payment history - Credit report reflects 146 months of current and prior mortgage history paid 0x30.

3/3/16 - Received response from lender: "Payment sourced from credit report is sufficient". ** Agreed. Credit report (pg 189) lists the payment due for existing HELOC on primary residence. CRED 0093 Exception Cleared.
												Approved	A	A	A	A	A
300106592	207388	03/21/2016	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	1008 (pg 4, 661) are unsigned and undated. No other approval document provided. Unable to determine approving underwriter and lender approval date.	03/25/2016
Excellent verified credit history - 772/757 qualifying credit scores. 720 minimum score required. No material derogatory credit. Credit file dates back to 2/2003. ; Substantial verified reserves - Post closing reserves of $231,772.35. 22.93 months of verified PITI reserves. 18 months PITI reserves required.
											3/25/2016- Provided with copy of Lenders LOS system printout with Decision Date of 2/29/2016. APRV 0003 Exception Cleared.	Approved	A	A	A	A	A
300106592	207442	03/21/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $2,350,000 is supported. No post closing CDA provided.	03/23/2016
Excellent verified credit history - 772/757 qualifying credit scores. 720 minimum score required. No material derogatory credit. Credit file dates back to 2/2003. ; Substantial verified reserves - Post closing reserves of $231,772.35. 22.93 months of verified PITI reserves. 18 months PITI reserves required.

3/23/16 - Received 3rd Party Desk Review that reflects original appraisal value of $2,350,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300106592	207500	03/21/2016	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	CRED 0103	1	Closed
Per 1008 (pg 4) lender qualified borrower with Property Tax payment of $2266.43 based on total tax of $27,197.19. Tax Cert (pg 362) with taxes of $27,197.19 reflects land value only, no Improvement value listed.  Missing verification of newly assessed taxes on subject property. Verification of property taxes per settlement agent or taxing authority. Final DTI review not completed pending review of verified taxes.
									03/25/2016
Excellent verified credit history - 772/757 qualifying credit scores. 720 minimum score required. No material derogatory credit. Credit file dates back to 2/2003. ; Substantial verified reserves - Post closing reserves of $231,772.35. 22.93 months of verified PITI reserves. 18 months PITI reserves required.

3/25/2016- Lender provided updated tax calculation (Stips TaxWorkup) with copy of Tax Calculator from Tax Assessor showing estimated property tax on appraisal value of $54,285 or $4523.75/mo. Resulting DTI of 39.57% is within guidelines. CRED 0103 Exception Cleared.
												Approved	A	A	A	A	A
300106592	207503	03/21/2016	Credit	Missing Employment doc (VVOE)	CRED 0006	1	Closed
Missing verbal VOE for coborrower dated within 10 days prior to Note date covering a period of 24 months or greater. Any gaps of more than 30 days must be explained. All VVOE documents in file are in the of the borrower (pg 628, 629, 637).
									03/25/2016
Excellent verified credit history - 772/757 qualifying credit scores. 720 minimum score required. No material derogatory credit. Credit file dates back to 2/2003. ; Substantial verified reserves - Post closing reserves of $231,772.35. 22.93 months of verified PITI reserves. 18 months PITI reserves required.
											3/25/2016- Provided with verbal VOE for coborrower (Stips VVOE for Cob) dated 3/1/2016 confirming 24 months of employment. CRED 0006 Exception Cleared.	Approved	A	A	A	A	A
300106592	207520	03/21/2016	Compliance	List of Settlement Service Providers Sent Date > 3 Business Days from Application Date	TRID 0049	1	Closed
Settlement Provider List (pg 237) is dated 1/11/2016. Application date is 1/6/2016 per Initial 1003 (pg 278). The List of Settlement Service Providers Disclosure Date (2016-01-11) is more than 3 business days from the Application Date (2016-01-06). Three business days from the Application Date is (2016-01-09). Under Regulation Z, the List of Settlement Service Providers must be delivered or placed in the mail not later than the third business day after receiving a consumer's application. (12 CFR 1026.19(e)(1)(vi); 1026.19(e)(1)(iii))
									03/30/2016
Excellent verified credit history - 772/757 qualifying credit scores. 720 minimum score required. No material derogatory credit. Credit file dates back to 2/2003. ; Substantial verified reserves - Post closing reserves of $231,772.35. 22.93 months of verified PITI reserves. 18 months PITI reserves required.

3/28/16 - Received response from lender of: "Application Date of 1/6/16 fell on a Wednesday. The 3rd business day would be 1/11/2016, which was the following Monday (cannot count weekends)". Confirmed lender does not count Saturday as a business day, thus List of Settlement Providers was provided on 3rd business day from application date. TRID 0049 Exception Cleared.
												Approved	A	A	A	A	A
300106592	207521	03/21/2016	Compliance	Document Intent to Proceed with the Transaction	TRID 0047	1	Closed
You did not submit an Intent to Proceed Date, which represents the date the consumer acknowledged their intent to proceed with the transaction described by the Loan Estimate. The creditor must document this communication to satisfy the requirements of 1026.25. Neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A))
									03/30/2016
Excellent verified credit history - 772/757 qualifying credit scores. 720 minimum score required. No material derogatory credit. Credit file dates back to 2/2003. ; Substantial verified reserves - Post closing reserves of $231,772.35. 22.93 months of verified PITI reserves. 18 months PITI reserves required.

3/28/16 - Received response from lender of: "Intent to Proceed".  Attached is a lender LOS screen print reflecting borrower name and loan number that captures the Intent to Proceed date as 1/15/2016.  Communication method is not fully visible in screen print copy.  TRID 0047 Exception Cleared.;
												Approved	A	A	A	A	A
300106592	207522	03/21/2016	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure.	TRID 0119	2	Acknowledged
Missing COC for increase in Appraisal Fee, Appraisal Management (Review) Fee and Notary Fee in Section B of Closing Disclosures. The following fee(s) increased from the amount(s) disclosed on the Loan Estimate sent on 2016-01-11: Appraisal Fee, Appraisal Review Fee, Notary Fee. The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)).

Excellent verified credit history - 772/757 qualifying credit scores. 720 minimum score required. No material derogatory credit. Credit file dates back to 2/2003. ; Substantial verified reserves - Post closing reserves of $231,772.35. 22.93 months of verified PITI reserves. 18 months PITI reserves required.
												Approved	B	B	B	B	B
300106592	207523	03/21/2016	Compliance	Initial Loan Estimate Sent Date > 3 Business Days from Application Date	TRID 0028	1	Closed
Initial Loan Estimate (pg 234) is dated 1/11/2016. Application date is 1/6/2016 per Initial 1003 (pg 278).The Initial Loan Estimate Disclosure Date (2016-01-11) is more than 3 business days from the Application Date (2016-01-06). Three business days from the Application Date is (2016-01-09). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the third business day after receiving a consumer's application. (12 CFR 1026.19(e)(1)(iii))
									03/30/2016
Excellent verified credit history - 772/757 qualifying credit scores. 720 minimum score required. No material derogatory credit. Credit file dates back to 2/2003. ; Substantial verified reserves - Post closing reserves of $231,772.35. 22.93 months of verified PITI reserves. 18 months PITI reserves required.

3/28/16 - Received response from lender of: "Application Date of 1/6/16 fell on a Wednesday. The 3rd business day would be 1/11/2016, which was the following Monday (cannot count weekends)". Confirmed lender does not count Saturday as a business day, thus List of Settlement Providers was provided on 3rd business day from application date. TRID 0028 Exception Cleared.
												Approved	A	A	A	A	A
300125034	209409	04/03/2016	Compliance	APN Number is not listed on Security Instrument	COLL 0001	1	Closed
UPDATED EXCEPTION:
APN/PIN number section on page 1 of mortgage document was not completed. Based on lender response on 04/19/16 via APPR 0040, APN reflected on the intent to re-record the Deed of Trust previously provided via Stip is incorrect. APN on the intent to re-record letter does not match the APN provided on the corrected original appraisal (Stip 04/19/16).

ORIGINAL EXCEPTION:
Missing APN/Parcel ID # on Deed of Trust (pg 106) or included as part of legal description (pg 108). APN/PIN number section on page 1 of mortgage document was not completed.
									04/19/2016
Excellent verified credit history - 764/744 qualifying credit scores. 720 minimum score required. No material derogatory credit. Credit file dates back t 11/1996. ; Substantial verified reserves - Post closing reserves of $68,763.80, 20.94 months of verified PITI reserves. 9 months of PITI reserves required. ; Low DTI - 29.30% DTI on fully documented file. 43% maximum DTI allowed.

4/19/16 - Received response by Lender of: "recorded DOT has not been received back as of yet, so the previous intent to correct & record is being replaced by this corrected intent".  Attached is a cover letter fro the lender stating: Please allow this to serve as a letter of intent to re-record the DOT on the (subject loan). Once the original (recorded DOT) is received, we will correct the Parcel ID # and re-record if necessary.  ** This confirms lender intent to correct the APN number on the original DOT and re-record at that time.  COLL 0001 Exception Cleared
												Funded	A	A	A	A	A
300125034	209414	04/03/2016	Credit	Final 1003 Application is Incomplete	APP 0002	1	Closed	Final 1003 (pg 93) is missing coborrowers years on current job. Signature page of 1003 (pg 96) is missing Lender NMLS number. Corrected 1003 must be signed by all borrowers.	04/19/2016
Excellent verified credit history - 764/744 qualifying credit scores. 720 minimum score required. No material derogatory credit. Credit file dates back t 11/1996. ; Substantial verified reserves - Post closing reserves of $68,763.80, 20.94 months of verified PITI reserves. 9 months of PITI reserves required. ; Low DTI - 29.30% DTI on fully documented file. 43% maximum DTI allowed.

4/18/16 - Received corrected 1003 with corrections initialed by all borrowers. Coborrower's years on current job has been added which matches information provided on VVOE via Stip. Lender NMLS which matches that of Final CD has been added. APP 002 Exception Cleared.
												Funded	A	A	A	A	A
300125034	209417	04/03/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $733,000 is supported. No post closing CDA provided.	04/19/2016
Excellent verified credit history - 764/744 qualifying credit scores. 720 minimum score required. No material derogatory credit. Credit file dates back t 11/1996. ; Substantial verified reserves - Post closing reserves of $68,763.80, 20.94 months of verified PITI reserves. 9 months of PITI reserves required. ; Low DTI - 29.30% DTI on fully documented file. 43% maximum DTI allowed.

4/19/16 - Received response from lender: "0128619001000 is the correct APN. Please open a new exception, and I can submit an new intent to correct and record the DOT." Based on lender rebuttal, APPR 0040 is being cleared as the APN on both the OA and the CDA now matches. COLL 0001 and COLL 0002 are being re-added based on lender confirming the APN on the intent to re-record Deed previously provided via Stip is incorrect. APPR 0040 Exception Cleared.
												Funded	A	A	A	A	A
300125034	209418	04/03/2016	Compliance	APN Number and/or Legal Descriptions do not match security instrument	COLL 0002	1	Closed
UPDATED EXCEPTION: (Re-added 04/19/16)
Unable to confirm APN  on Title documents and appraisal match the APN  on Deed of Trust due to missing APN on mortgage. Based on lender response on 04/19/16 via APPR 0040, APN reflected on the intent to re-record the Deed of Trust previously provided via Stip is incorrect. APN on the intent to re-record letter does not match the APN provided on the corrected original appraisal (Stip 04/19/16).

ORIGINAL EXCEPTION:
Unable to confirm APN  on Title documents and appraisal match the APN  on Deed of Trust due to missing APN on mortgage.
									04/19/2016
Excellent verified credit history - 764/744 qualifying credit scores. 720 minimum score required. No material derogatory credit. Credit file dates back t 11/1996. ; Substantial verified reserves - Post closing reserves of $68,763.80, 20.94 months of verified PITI reserves. 9 months of PITI reserves required. ; Low DTI - 29.30% DTI on fully documented file. 43% maximum DTI allowed.

4/19/16 - Received response by Lender of: "recorded DOT has not been received back as of yet, so the previous intent to correct & record is being replaced by this corrected intent".  Attached is a cover letter fro the lender stating: Please allow this to serve as a letter of intent to re-record the DOT on the (subject loan). Once the original (recorded DOT) is received, we will correct the Parcel ID # and re-record if necessary.  ** This confirms lender intent to correct the APN number on the original DOT and re-record at that time.  COLL 0002 Exception Cleared.
												Funded	A	A	A	A	A
300125034	209431	04/03/2016	Compliance	Missing Net-tangible Benefit worksheet	NTB 0001	1	Closed	Missing State of Colorado Net Tangible Benefit disclosure. No benefit to borrower was documented in the file. Missing verification of prior mortgage. Unable to confirm benefit to borrower.	04/07/2016
Excellent verified credit history - 764/744 qualifying credit scores. 720 minimum score required. No material derogatory credit. Credit file dates back t 11/1996. ; Substantial verified reserves - Post closing reserves of $68,763.80, 20.94 months of verified PITI reserves. 9 months of PITI reserves required. ; Low DTI - 29.30% DTI on fully documented file. 43% maximum DTI allowed.

4/6/16 - The Colorado NTB rules requirement to provide a completed disclosure form does not appear to apply to a non-mortgage broker. The rule applies to "individuals required to be licensed" pursuant to certain sections of the Colorado Revised Statutes. These sections discuss licensing requirements for mortgage loan originators, not non-mortgage brokers.  As a result, a non-mortgage broker, such as a bank, would not be subject to the Colorado NTB rules.  NTB 0001 Exception Cleared.
												Funded	A	A	A	A	A
300125034	209432	04/03/2016	Compliance	Right of Recission Is Not on Correct Form	ROR 0011	2	Acknowledged
Right of Recession (pg 70) is on H8 form. Refinance is a Lender to Lender refinance and should be performed on the H-9 form.  While no new funds were advanced it is a Lender to Lender refinance, thus H-9 form should be used.

Excellent verified credit history - 764/744 qualifying credit scores. 720 minimum score required. No material derogatory credit. Credit file dates back t 11/1996. ; Substantial verified reserves - Post closing reserves of $68,763.80, 20.94 months of verified PITI reserves. 9 months of PITI reserves required. ; Low DTI - 29.30% DTI on fully documented file. 43% maximum DTI allowed.
												Funded	B	B	B	B	B
300125034	209484	04/03/2016	Credit	Missing Employment doc (VVOE)	CRED 0006	1	Closed	Missing verification of borrowers self employment and coborrowers employment covering 24 months with no gaps greater than 30 days.	04/26/2016
Excellent verified credit history - 764/744 qualifying credit scores. 720 minimum score required. No material derogatory credit. Credit file dates back t 11/1996. ; Substantial verified reserves - Post closing reserves of $68,763.80, 20.94 months of verified PITI reserves. 9 months of PITI reserves required. ; Low DTI - 29.30% DTI on fully documented file. 43% maximum DTI allowed.

4/14/2016 - The only Schedule C Income used for qualifying is the wage earning income, which was confirmed by employer from 7/1/2009 to Present with pre-consummation dated VVoe (Stip 4/6), thus confirming 2 years self-employment as the wage earning income is reported on the 1040 Schedule C. CRED 0006 Exception Cleared.
												Funded	A	A	A	A	A
300125034	209485	04/03/2016	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	APP 0006	1	Closed
Final 1003 (pg 93) lists borrower as Wage Earner. Per Sch C on tax returns and P&L statement (pg 91) borrower is Self Employed. Final 1003 to reflect borrowers correct employment status. Corrected 1003 must be signed by all borrowers.
									04/19/2016
Excellent verified credit history - 764/744 qualifying credit scores. 720 minimum score required. No material derogatory credit. Credit file dates back t 11/1996. ; Substantial verified reserves - Post closing reserves of $68,763.80, 20.94 months of verified PITI reserves. 9 months of PITI reserves required. ; Low DTI - 29.30% DTI on fully documented file. 43% maximum DTI allowed.

4/18/16 - Received corrected 1003 with corrections initialed by all borrowers. Coborrower's years on current job has been added. Borrower's self-employment information has been included. Wage earner information is still reflected but acceptable due to the only Schedule C Income used for qualifying is the wage earning income. Lender NMLS which matches that of Final CD has been added. APP 0006 Exception Cleared.
												Funded	A	A	A	A	A
110805931	125745	11/04/2014	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $910,000 is supported. No CDA provided.	12/29/2014
Substantial verified reserves - Post closing reserves of $155,472.31. 33 months of PITI reserves verified. 18 months required per guidelines. ; Excellent verified housing payment history - VOR (pg 661) verified rental payments were paid 0x30 for 34 months.
											11/6/14 - Received 3rd Party Desk Review that reflects original appraisal value of $910,000 is supported. APPR 0040 Exception Cleared.	Funded	A	A	A	A	A
110805931	125791	11/04/2014	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									11/24/2014
Substantial verified reserves - Post closing reserves of $155,472.31. 33 months of PITI reserves verified. 18 months required per guidelines. ; Excellent verified housing payment history - VOR (pg 661) verified rental payments were paid 0x30 for 34 months.

11/24/14 - Received a copy of a Escrow Cover Sheet along with complete copy of Deed of Trust and legal description which reflects recording date of 10/28/14. Document references instrument numbers for recording of the Grant Deed and Deed of Trust. DEED 0049 Exception Cleared.
												Funded	A	A	A	A	A
110805931	125792	11/04/2014	Compliance	Affiliated Business Disclosure Not Provided Within 3 Business Days of Application	COMP 0035	1	Closed
Missing evidence that borrower received the Affiliated Business Disclosure within 3 days of application date on 9/2/2014. Affiliated Business Disclosure (pg 478) is dated 10/6/2014 which is not within 3 days of application date.
									10/21/2015
Substantial verified reserves - Post closing reserves of $155,472.31. 33 months of PITI reserves verified. 18 months required per guidelines. ; Excellent verified housing payment history - VOR (pg 661) verified rental payments were paid 0x30 for 34 months.

12/01/14 - Received Lender response of: "Borrower provided signed P&S to [seller] on 10/01/14. [Seller] does not include Saturday in calculations." Attached is Lender screen printout of internal systems Critical Event History that reflects the subject loan number and that the property address went from TBD to xxxx on 10/01/14 to confirm RESPA application date of 10/01/14 to support disclosures not being sent until 10/06/14 which was within 3 business days of the RESPA application date.  COMP 0035 Exception Cleared.
												Funded	A	A	A	A	A
110805931	125794	11/04/2014	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing evidence that borrower received the Special Information Handbook/HUD Settlement Booklet within 3 days of application date on 9/2/2014.	12/01/2014
Substantial verified reserves - Post closing reserves of $155,472.31. 33 months of PITI reserves verified. 18 months required per guidelines. ; Excellent verified housing payment history - VOR (pg 661) verified rental payments were paid 0x30 for 34 months.

12/1/14 - Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared
												Funded	A	A	A	A	A
110805931	125795	11/04/2014	Compliance	Borrower(s) did not receive Notice to Home Loan Applicant	FACT 0001	1	Closed	Missing evidence that borrower received the Notice of Extension of Credit within 3 days of application date on 9/2/2014.	10/21/2015
Substantial verified reserves - Post closing reserves of $155,472.31. 33 months of PITI reserves verified. 18 months required per guidelines. ; Excellent verified housing payment history - VOR (pg 661) verified rental payments were paid 0x30 for 34 months.

12/01/14 - Received lender screen print out (Critical Event History) which states that "Borrower provided signed P&S to [seller] on 10/6/14." It appears screen print out provided is for a different borrower. Clearing exception as disclosure is not required in the state of CA. FACT 0001 Exception Cleared.
												Funded	A	A	A	A	A
110805931	125796	11/04/2014	Compliance	Borrower(s) Did Not Receive "Right to Receive Credit Scores"	FACT 0002	1	Closed	Missing evidence that borrower received the Right to Receive Credit Scores within 3 days of application date on 9/2/2014.	10/21/2015
Substantial verified reserves - Post closing reserves of $155,472.31. 33 months of PITI reserves verified. 18 months required per guidelines. ; Excellent verified housing payment history - VOR (pg 661) verified rental payments were paid 0x30 for 34 months.

12/01/14 - Received Lender response of: "Borrower provided signed P&S to [seller] on 10/01/14. [Seller] does not include Saturday in calculations." Attached is Lender screen printout of internal systems Critical Event History that reflects the subject loan number and that the property address went from TBD to xxxx on 10/01/14 to confirm RESPA application date of 10/01/14. Right to Receive Credit Scores located on credit report provided under Exception Code CR 0001. FACT 0002 Exception Cleared.
												Funded	A	A	A	A	A
110805931	125797	11/04/2014	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing Closing Protection Letter from Title Insurance provider.	11/24/2014
Substantial verified reserves - Post closing reserves of $155,472.31. 33 months of PITI reserves verified. 18 months required per guidelines. ; Excellent verified housing payment history - VOR (pg 661) verified rental payments were paid 0x30 for 34 months.

11/24/14 - Received response from lender which states: "Escrow and Title are the same. We would not need a CPL for this loan." Property is in CA. Lender attached copy of vendors which reflects Title and escrow are the same. Agree. TITL 0005 Exception Cleared.
												Funded	A	A	A	A	A
110805931	125799	11/04/2014	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed
Asset documentation is deficient for the following: 1) XXXX statement (pg 101) reflects two deposits on 8/15/2014 from borrowers prior employer. Deposits are $159,282.75 and $870.19. Missing explanation of these deposits from prior employer.  2) Borrowers 401k statement provided for reserves (pg 114) verified $93,197.27. Missing Terms of Withdrawal to confirm the assets are eligible to be used for reserves.
									10/21/2015
Substantial verified reserves - Post closing reserves of $155,472.31. 33 months of PITI reserves verified. 18 months required per guidelines. ; Excellent verified housing payment history - VOR (pg 661) verified rental payments were paid 0x30 for 34 months.

12/2/14 - Exception cleared due to removal of 401k with previous employer from reserves still satisfies 18 months of reserves required and LOX provided adequately explains source of large deposits. CRED 0083 Exception Cleared.
												Funded	A	A	A	A	A
110805931	125801	11/04/2014	Credit	Missing Credit Report	CR 0001	1	Closed	Missing origination credit report. Credit supplement provided (pg 9). Credit review is not completed.	11/24/2014
Substantial verified reserves - Post closing reserves of $155,472.31. 33 months of PITI reserves verified. 18 months required per guidelines. ; Excellent verified housing payment history - VOR (pg 661) verified rental payments were paid 0x30 for 34 months.
											11/24/14 - Received complete copy of credit report. Tradeline requirement met. CRED 0001 Exception cleared.	Funded	A	A	A	A	A
110805931	125803	11/04/2014	Compliance	RESPA Violation - Initial Disclosures were not provided within 3 - business days of Application	RESPA 0015	1	Closed
Initial 1003 (pg 443) dated 9/2/2014 by Loan Officer. Initial disclosures are dated 10/2/2014 which is not within 3 days of application date. The Initial Disclosure Date (2014-10-02) is more than 3 business days from the Application Date (2014-09-02). Three business days from the Application Date is (2014-09-05). Under Regulation Z, a lender must make good faith estimates of the disclosures required by 12 CFR 1026.18 and deliver or place them in the mail not later than the 3rd business day after a lender receives a consumer's application. (12 CFR 1026.19(a)(1))
									10/21/2015
Substantial verified reserves - Post closing reserves of $155,472.31. 33 months of PITI reserves verified. 18 months required per guidelines. ; Excellent verified housing payment history - VOR (pg 661) verified rental payments were paid 0x30 for 34 months.

12/01/14 - Received lender screen print out (Critical Event History) under Exception code COMP 0035 which states that "Borrower provided signed P&S to [seller] on 10/01/14. [Seller] does not include Saturday in calculations." Used 10/01/14 as subject identification date. Disclosures were provided within 3 business days of Application. RESPA 0015 Exception Cleared.

												Funded	A	A	A	A	A
110805931	125814	11/04/2014	Compliance	Finance charge under disclosed	COMP 0001	2	Acknowledged
UPDATED EXCEPTION: Based on Final HUD received on 12/2/14, finance charges are under disclosed by $246. HUD does not reflect any credit to borrowers. Updated Prepaid Interest of $426.36 (per Final HUD) to $341.09 per TIL itemization (pg 449) to meet Section 226.17 of General Disclosure Requirements. Title fees were under disclosed by $246. Total under disclosure is 246. The disclosed finance charge ($559,472.29) is ($246.00) below the actual finance charge($559,718.29). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1)).

UPDATED EXCEPTION: Based on Final HUD received on 12/2/14, finance charges are under disclosed by $331.27. HUD does not reflect any credit to borrowers. Per TIL itemization (pg 449) lender under disclosed Prepaid Interest by $85.27 and Title fees were under disclosed by $246. Total under disclosure is $331.27. The disclosed finance charge ($559,472.29) is ($331.27) below the actual finance charge($559,803.56). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1)).

ORIGINAL EXCEPTION: Finance charges are under disclosed by $368.27. Per TIL itemization (pg 449) lender under disclosed Prepaid Interest by $85.27 and Title fees were under disclosed by $283. Total under disclosure is $368.27. Final HUD was not provided for review, thus Estimated was used. The disclosed finance charge ($559,472.29) is ($368.27) below the actual finance charge($559,840.56). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1)).

Substantial verified reserves - Post closing reserves of $155,472.31. 33 months of PITI reserves verified. 18 months required per guidelines. ; Excellent verified housing payment history - VOR (pg 661) verified rental payments were paid 0x30 for 34 months.
												Funded	B	B	B	B	B
110805931	125815	11/04/2014	Compliance	Missing Final HUD-1	HUD 0001	1	Closed
Missing final HUD. HUD in file (pg 510) reflects Estimated borrower charges on Line 1112, 1114 and 1202. Final HUD with final accounting of all funds must be provided for review. Compliance review is not complete.
									11/24/2014
Substantial verified reserves - Post closing reserves of $155,472.31. 33 months of PITI reserves verified. 18 months required per guidelines. ; Excellent verified housing payment history - VOR (pg 661) verified rental payments were paid 0x30 for 34 months.

11/24/14 - Received a HUD marked Final, signed and stamped CTC by settlement agent. Final HUD reflects final accounting of all funds. Based on Final HUD received, financed charges are still underdisclosed.  COMP 0001 Remains. Reserves requirement met. HUD 0001 Exception Cleared.
												Funded	A	A	A	A	A
110805931	125887	11/05/2014	Property	Appraisal Value is not supported by comparables	APPR 0039	1	Closed
Subject appraisal reflects five sale comps and one listing. Final value is questionable as sale comps do not reflect the in-law/bonus room the subject property has. Appraiser indicates these are common to the area, however no sold comps contain these "bonus rooms". The one active listing does reflect comparable bonus rooms per the comparable grid. Appraiser notes subject is a 1 unit property, however lower level contains a kitchen and bathroom (pg 38). Appraiser referred to this as an in-law and states it was given value as bonus rooms. All five sale comps were positively adjusted up by $20,000 for the lack of a similar bonus room.  Based on photos and floor plan it appears this unit is a separate living unit with its own entrance. Zoning is stated to be Residential 1 Family.  Based on appraisal subject has 2 units and possibly would not be compliant with current zoning. Appraiser did not comment on additional units compliance with zoning. The majority of the subject attributes are well bracketed with the exception of the lower level in-law suite (Bonus Rooms). Additionally subject age of 50 years old was not bracketed.  Comps range from 67-103 years old.

									10/21/2015
Substantial verified reserves - Post closing reserves of $155,472.31. 33 months of PITI reserves verified. 18 months required per guidelines. ; Excellent verified housing payment history - VOR (pg 661) verified rental payments were paid 0x30 for 34 months.

12/2/14 - Received 3rd Party Desk Review that reflects original appraisal value of $910,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. The in law unit/bonus room on the lower level is not addressed on the CDA, however, original appraisal states bonus rooms are typical in the area and have good marketability. APPR 0039 Exception Cleared.
												Funded	A	A	A	A	A
300007549	150932	03/24/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									03/26/2015
Excellent verified credit history - 797/795 qualifying credit scores. 700 minimum required. No derogatory credit. Credit file dates back to 10/1993.; Excellent verified housing payment history - 217 months of verified mortgage history paid 0x30 per credit report.

3/26/15 - Received a copy of the executed recorded Mortgage Deed of Trust, Riders and legal description attachment (18 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN confirmed. DEED 0049 Exception Cleared.
												Funded	A	A	A	A	A
300007549	150934	03/24/2015	Compliance	Missing Final HUD-1	HUD 0001	1	Closed	Missing final HUD. Copy of HUD in file (pg 477) is marked Estimated. Unable to confirm final cash to close. Compliance and credit review is not completed pending review of final HUD.	04/17/2015
Excellent verified credit history - 797/795 qualifying credit scores. 700 minimum required. No derogatory credit. Credit file dates back to 10/1993.; Excellent verified housing payment history - 217 months of verified mortgage history paid 0x30 per credit report.

3/30/15 - Received a HUD marked Final and stamped CTC by settlement agent. Finance charge remains under disclosed by $620 based on fees from Final HUD, thus COMP 0001 still remains. Reserves required met. Credit and compliance review complete. HUD 0001 Exception Cleared.
												Funded	A	A	A	A	A
300007549	150937	03/24/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $740,000 is supported. No post closing CDA provided.	10/21/2015
Excellent verified credit history - 797/795 qualifying credit scores. 700 minimum required. No derogatory credit. Credit file dates back to 10/1993.; Excellent verified housing payment history - 217 months of verified mortgage history paid 0x30 per credit report.

3/27/15 - Received 3rd Party Field Review that reflects lending institution as the Lender/Client and reflects original appraisal value of $740,000 is supported.  Value confirmed by Field Review which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.
												Funded	A	A	A	A	A
300007549	150939	03/24/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	03/30/2015
Excellent verified credit history - 797/795 qualifying credit scores. 700 minimum required. No derogatory credit. Credit file dates back to 10/1993.; Excellent verified housing payment history - 217 months of verified mortgage history paid 0x30 per credit report.

3/30/15 - Lender attached the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required.  Cleared COMP 0038 Exception due to policy of Lender confirming booklet is automatically sent to customer(s). COMP 0038 Exception Cleared.
												Funded	A	A	A	A	A
300007549	150940	03/24/2015	Property	Lender Review Variance is not within tolerance.	APPR 0030	1	Closed	Per File notes (pg 657) as Field Review was completed, however no copy of the Field Review was provided in file.	10/21/2015
Excellent verified credit history - 797/795 qualifying credit scores. 700 minimum required. No derogatory credit. Credit file dates back to 10/1993.; Excellent verified housing payment history - 217 months of verified mortgage history paid 0x30 per credit report.

3/31/15 - Received indicated 3rd Party Field Review under exception code APPR 0040 that reflects client as the Lender/Client and reflects original appraisal value of $740,000 is supported. APPR 0030 Exception Cleared.
												Funded	A	A	A	A	A
300007549	150945	03/24/2015	Property	Proximity of Comparables to Subject Property is Unacceptable	APPR 0007	1	Closed
Appraiser provided 3 Sold Comps and 2 Active Listings. Comp distances range from .66 miles to 1.11 miles from subject.  Distances appear excessive for a suburban property in a major population center. Appraiser notes subject is located in the xxxx neighborhood, however only Listing Comp is from the same neighborhood. Comp 1 which is most similar to subject has excessive line and net adjustments due to inferior, non-renovated condition. Comp 1 does not support the value with sales price of $602,000 and adjusted value of $701,360. Based on photos of Comp 1 found online this home had been renovated in a similar style as subject and the Condition adjustment made by the appraiser was not warranted. All other comps are significantly larger than subject and Comp 1 and do not appear to be adequate comparables to subject. Appraiser was not able to bracket subject GLA of 934 sq ft. Comp 1 is closest at 970 sq ft. Other comps range from 1130 to 1310 sq ft. Additionally subjects lot size of 4590 square feet was not bracketed. All comps have larger GAL and on larger lots. Appraisal value of $740,000 is not adequately supported.
									10/21/2015
Excellent verified credit history - 797/795 qualifying credit scores. 700 minimum required. No derogatory credit. Credit file dates back to 10/1993.; Excellent verified housing payment history - 217 months of verified mortgage history paid 0x30 per credit report.

3/27/15 - Received 3rd Party Field Review that reflects Chase as the Lender/Client and reflects original appraisal value of $740,000 is supported.  Value confirmed by Field Review which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0007 Exception Cleared.
												Funded	A	A	A	A	A
300007549	150993	03/24/2015	Compliance	Finance charge under disclosed	COMP 0001	1	Closed
UPDATED EXCEPTION: Finance charge is under disclosed by $620 based on Final HUD received on 03/30/15. Line 213 of HUD reflects a Seller Credit of $800, however no detail of this credit was provided. Unable to apply credit. The disclosed finance charge ($430,641.90) is ($619.99) below the actual finance charge($431,261.89). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).

ORIGINAL EXCEPTION: Finance charge is under disclosed by $620 based on Estimated HUD in file (pg 477). Line 213 of HUD reflects a Seller Credit of $800, however no detail of this credit was provided. Unable to apply credit. The disclosed finance charge ($430,641.90) is ($619.99) below the actual finance charge($431,261.89). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).
									04/24/2015
Excellent verified credit history - 797/795 qualifying credit scores. 700 minimum required. No derogatory credit. Credit file dates back to 10/1993.; Excellent verified housing payment history - 217 months of verified mortgage history paid 0x30 per credit report.

4/22/15 - Received Amended Final HUD, signed and stamped CTC by settlement agent. Line #213 reflects $800 seller credit to buyer origination fee. Applied $800 to origination fee which cleared the under disclosure. COMP 0001 Exception Cleared.
												Funded	A	A	A	A	A
300007549	150995	03/24/2015	Compliance	Loan DTI exceeds 43%	QMATR 0002	1	Closed
50.17% DTI exceeds maximum DTI allowed of 40% per seller guidelines. Lender approved DTI of 42.72% per 1008 (pg 244). Borrower received a 2nd lien HELOC from seller at closing for purchase of subject. Copy of HELOC note provided (pg 443) which reflects a start rate of 4.74% with Interest Only payment for the first 10 years of 15 year term.  Lender qualified borrower at IO payment of Start Rate + 2%. Review calculated qualifying payment on 2nd lien using ATR method which amortized debt over 5 years remaining at end of Interest Only period. Lender qualified borrower using payment of $441.48. Review qualified using payment of $1441.66.  Resulting DTI of 50.17% exceeds 40% allowed per seller guidelines.
									10/21/2015
Excellent verified credit history - 797/795 qualifying credit scores. 700 minimum required. No derogatory credit. Credit file dates back to 10/1993.; Excellent verified housing payment history - 217 months of verified mortgage history paid 0x30 per credit report.

4/17/15 -Recalculated P&I payment based on $61,000, 15 year amortization and 4.74% should be $474.16 vs. $411.48 used by lender.  DTI updated based on recalculated payment is 42.91% vs. 42.72% by lender.  Recalculated DTI remains under the 43% max allowed. QMATR 0002 Exception Cleared.;
												Funded	A	A	A	A	A
300008201	152760	04/03/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office

									04/08/2015
Substantial verified employment history - Borrower verified employment with same organization since 2000. (pg 885); Excellent verified credit history - Qualifying credit score of 779. 740 minimum required. No derogatory credit. Credit file dates back to 1/1991. ; Substantial verified reserves - Post closing reserves of $491,827.46. 12 months of PITI reserves required. 62 months verified.

4/8/15 - Received a copy of the executed recorded Mortgage Deed of Trust and legal description attachment (15 total pages) to confirm Mortgage / Deed of Trust recording has been completed. Recorded on 12/05/14. DEED 0049 Exception Cleared.
												Funded	A	A	A	A	A
300008201	152764	04/03/2015	Compliance	Missing Final HUD-1	HUD 0001	1	Closed	No final HUD provided. All HUD documents (pg 614, 618) are estimated. Unable to confirm assets required to close. Credit and compliance review is not complete.	05/01/2015
Substantial verified employment history - Borrower verified employment with same organization since 2000. (pg 885); Excellent verified credit history - Qualifying credit score of 779. 740 minimum required. No derogatory credit. Credit file dates back to 1/1991. ; Substantial verified reserves - Post closing reserves of $491,827.46. 12 months of PITI reserves required. 62 months verified.
											4/29/15 - Received copy of final CTC HUD1 reflecting both buyer and seller side. HUD 0001 Exception Cleared.	Funded	A	A	A	A	A
300008201	152766	04/03/2015	Compliance	HUD-1 is not executed by Closing Agent or Stamped CTC	HUD 0005	1	Closed	Estimated HUD documents in file (pg 614, 618) are signed only by borrower. Missing Closing Agent signature or stamp.	05/01/2015
Substantial verified employment history - Borrower verified employment with same organization since 2000. (pg 885); Excellent verified credit history - Qualifying credit score of 779. 740 minimum required. No derogatory credit. Credit file dates back to 1/1991. ; Substantial verified reserves - Post closing reserves of $491,827.46. 12 months of PITI reserves required. 62 months verified.
											4/29/15 - Received copy of final CTC HUD1 reflecting settlement agent acknowledgment with both buyer and seller side reflected. HUD 00065 Exception Cleared.	Funded	A	A	A	A	A
300008201	152768	04/03/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,390,000 is supported. No post closing CDA is provided.	04/13/2015
Substantial verified employment history - Borrower verified employment with same organization since 2000. (pg 885); Excellent verified credit history - Qualifying credit score of 779. 740 minimum required. No derogatory credit. Credit file dates back to 1/1991. ; Substantial verified reserves - Post closing reserves of $491,827.46. 12 months of PITI reserves required. 62 months verified.
											4/6/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,390,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared	Funded	A	A	A	A	A
300008201	152771	04/03/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	04/13/2015
Substantial verified employment history - Borrower verified employment with same organization since 2000. (pg 885); Excellent verified credit history - Qualifying credit score of 779. 740 minimum required. No derogatory credit. Credit file dates back to 1/1991. ; Substantial verified reserves - Post closing reserves of $491,827.46. 12 months of PITI reserves required. 62 months verified.

4/10/15 - Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.
												Funded	A	A	A	A	A
300008201	152785	04/03/2015	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	California property. Missing Title insurers Closing Protection Letter.	10/21/2015
Substantial verified employment history - Borrower verified employment with same organization since 2000. (pg 885); Excellent verified credit history - Qualifying credit score of 779. 740 minimum required. No derogatory credit. Credit file dates back to 1/1991. ; Substantial verified reserves - Post closing reserves of $491,827.46. 12 months of PITI reserves required. 62 months verified.

4/6/15 - Received response from lender of: "[Seller] does not require a protection letter if property is in the following states: Washington, Oregon, Idaho and Hawaii. In California, Arizona, Alaska, Colorado, Utah and Nevada a protection letter is only required if there is a sub-escrow (i.e. escrow company is different from title company).While obtaining a CPL is best practice, it is not a requirement, and the Underwriter and Title Company are one in the same further mitigating the need for a CPL. Exception cleared. TITL 0005 Exception Cleared
												Funded	A	A	A	A	A
300008201	152808	04/03/2015	Compliance	RESPA Violation - Initial Disclosures were not provided within 3 - business days of Application	RESPA 0015	1	Closed	Per initial 1003 (pg 487) application date is 2/5/2015. Sales contract is dated 2/16/2015. Initial disclosures are dated 2/24/2015 which is not within 3 days of application date.	04/07/2015
Substantial verified employment history - Borrower verified employment with same organization since 2000. (pg 885); Excellent verified credit history - Qualifying credit score of 779. 740 minimum required. No derogatory credit. Credit file dates back to 1/1991. ; Substantial verified reserves - Post closing reserves of $491,827.46. 12 months of PITI reserves required. 62 months verified.

4/6/15 - Received Lender screen printout of internal systems Critical Event History that reflects the subject loan number and that the property address went from TBD to xxx xxx Road on 02/20/2015 to confirm RESPA application date of 02/20/2015 to support disclosures not being sent until 02/24/2015 which was within 3 business days of the RESPA application date.  RESPA 0015 Exception Cleared.;
												Funded	A	A	A	A	A
300008201	152836	04/03/2015	Credit	Purchase Contract is Deficient	CRED 0085	1	Closed
Sales Price is $1,390,000 per contract addendum (pg 3). Original sales price was $1,425,000 per contract (pg 549). Addendum lowered price and indicates that No garage to be built after closing. Original sales contract provided in file (pg 549) did not include any provision for garage construction. Per Appraisal Review (pg 442) original sales contract included a $30,000 concession for construction of a garage which was not indicated on contract in file. No realtor involved in transaction. Sales contract in file is not signed by sellers and does not appear to be final document agreed on by all parties.
									04/09/2015
Substantial verified employment history - Borrower verified employment with same organization since 2000. (pg 885); Excellent verified credit history - Qualifying credit score of 779. 740 minimum required. No derogatory credit. Credit file dates back to 1/1991. ; Substantial verified reserves - Post closing reserves of $491,827.46. 12 months of PITI reserves required. 62 months verified.

4/7/15 - Received lender response of: sales price issue".  Attached is 12-page purchase agreement executed by the sellers reflecting addendum executed by borrower and seller reflecting $1,390,000 purchase price with comment no garage to be built after closing. CRED 0085 Exception Cleared.
												Funded	A	A	A	A	A
300008201	152837	04/03/2015	Property	Proximity of Comparables to Subject Property is Unacceptable	APPR 0007	1	Closed
Subject is suburban property. Only Listing Comp 5 is within 1 mile of subject. All other Comps range from 1.08 miles to 3.78 miles from subject. Per location map (pg 1135) all comps are located south from subject and not clustered in same area as subject. 2 of 3 sold comps are over 6 months old. Comp 5 which is the closest to subject and most similar to subject in lot size and GLA reflects a sales price that does not support value. Appraiser indicates that original sales price of $1,425,000 could not be supported. Final appraisal value of $1,390,000 does not appear to be adequately supported using the comparables provided.
									04/09/2015
Substantial verified employment history - Borrower verified employment with same organization since 2000. (pg 885); Excellent verified credit history - Qualifying credit score of 779. 740 minimum required. No derogatory credit. Credit file dates back to 1/1991. ; Substantial verified reserves - Post closing reserves of $491,827.46. 12 months of PITI reserves required. 62 months verified.

4/7/15 - Received lender rebuttal for appraisal issue stating closed sales more than support he appraised value.  Appraiser did acknowledge the active listings and reconciled slightly below the closed sales, which is reasonable.  3rd Party Desk Review for APPR 0040 was received on 4/6/15 that reflects original appraisal value of $1,390,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0007 Exception Cleared;
												Funded	A	A	A	A	A
300008201	152841	04/03/2015	Credit	Back-end Ratio exception (DTI)	CRED 0004	1	Closed
Lender approved DTI of 39.82%. Maximum per lender guidelines for CLTV of 85% is 40%. Review DTI of 40.27%. Lender used 2nd lien payment of $765.99/mo based on 360 month amortization (2nd lien Note pg 623). 2nd lien Note is IO for the first 10 years. Per ATR calculations 2nd Lien payment should be based off the fully amortizing payment over the last 20 year fully amortizing term.  ATR qualifying payment for 2nd lien is $934.92/mo.
									10/21/2015
Substantial verified employment history - Borrower verified employment with same organization since 2000. (pg 885); Excellent verified credit history - Qualifying credit score of 779. 740 minimum required. No derogatory credit. Credit file dates back to 1/1991. ; Substantial verified reserves - Post closing reserves of $491,827.46. 12 months of PITI reserves required. 62 months verified.

4/9/15 - Received email from client to acknowledge exception based on updated guidelines provided with the email which reflects a draft date of 01/28/2015.  Applying this guideline to this file, resolves the DTI exception as the matrix reflects 80%/90% LTV/CLTV with loan up to $1.5MM with 740 fico allows 43% DTI.  Subject loan characteristics are 80%/90% LTV/CLTV, loan $1,112,000 with 789 fico and  40.27% DTI.  CRED 0004 Exception Cleared.
												Funded	A	A	A	A	A
300007943	153731	04/09/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage (pg 359) has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									04/13/2015
Excellent verified credit history - Excellent verified rental payment history - 32 months 0x30 rental payment history per credit supplement, 789 mid credit score, 740 minimum required per guides. History on credit report reflects account opened back to 2001 with all credit verified 0x30 (pg 8).

; None - No other significant compensating factors due to DTI issues and insufficient asset documentation.

4/13/15 - Received a response from the lender stating: "Recorded Deed of Trust". Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (20 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  DEED 0049 Exception Cleared.
												Funded	A	A	A	A	A
300007943	153734	04/09/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $720,000 is supported. No post closing CDA is provided.	04/13/2015
Excellent verified credit history - Excellent verified rental payment history - 32 months 0x30 rental payment history per credit supplement, 789 mid credit score, 740 minimum required per guides. History on credit report reflects account opened back to 2001 with all credit verified 0x30 (pg 8).

; None - No other significant compensating factors due to DTI issues and insufficient asset documentation.
											4/13/15 - Received 3rd Party Desk Review that reflects original appraisal value of $720,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Funded	A	A	A	A	A
300007943	153739	04/09/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	04/13/2015
Excellent verified credit history - Excellent verified rental payment history - 32 months 0x30 rental payment history per credit supplement, 789 mid credit score, 740 minimum required per guides. History on credit report reflects account opened back to 2001 with all credit verified 0x30 (pg 8).

; None - No other significant compensating factors due to DTI issues and insufficient asset documentation.

4/10/15 - Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.
												Funded	A	A	A	A	A
300007943	153765	04/09/2015	Compliance	Loan DTI exceeds 43%	QMATR 0002	1	Closed
Lender approved DTI of 41.18%. Review DTI of 45.81% exceeds maximum of 43% allowed per lender guidelines and QM/ATR requirements. Lender excluded Infiniti Lease payment of $434/mo which was paid off by borrower on 3/10/2015. Loan application date of 2/19/2015 reflects Lease payment paid off 3 weeks after application date. Per agency guidelines lease payments cannot be omitted from DTI. Letter from borrower (pg 396) is not sufficient to exclude payment. DTI calculations must include current lease payment.
									10/21/2015
Excellent verified credit history - Excellent verified rental payment history - 32 months 0x30 rental payment history per credit supplement, 789 mid credit score, 740 minimum required per guides. History on credit report reflects account opened back to 2001 with all credit verified 0x30 (pg 8).

; None - No other significant compensating factors due to DTI issues and insufficient asset documentation.

4/22/15 -Clearing exception based on signed statement from borrower and credit supplement dated 03/18/15 provided in original file reflecting LT acct # xxxx auto lease with opened date of 07/12 and high credit of $16,397 has been paid off and closed as verified per automated system 800.777.6116. With the excluded payment, DTI is being lowered to 42.38% which is within 43% DTI allowable per guides. QMATR 0002 Exception Cleared.

												Funded	A	A	A	A	A
300007943	153768	04/09/2015	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed
Majority of assets in bank account #xxxx (pg 97, 98). Copy of bank statements provided are only a part of the borrowers total bank statement.  Statement indicates this  account is part of Primary Account. Missing full bank statement reflecting all pages of consolidated bank statement.
									10/21/2015
Excellent verified credit history - Excellent verified rental payment history - 32 months 0x30 rental payment history per credit supplement, 789 mid credit score, 740 minimum required per guides. History on credit report reflects account opened back to 2001 with all credit verified 0x30 (pg 8).

; None - No other significant compensating factors due to DTI issues and insufficient asset documentation.

5/15/15 - The primary statement provided reflects the savings statement, thus the two statements in file (pg. 97-98) are complete, as it reflects the full history in the Savings account, both reflecting very little or no monthly activity. CRED 0083 Exception Cleared.
												Funded	A	A	A	A	A
300010274	153778	04/09/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									04/16/2015
Substantial verified employment history - Borrower 1 has been employed with xxxx and its divisions since 1998 with a current position of XXXX. ; Excellent verified housing payment history - Borrower have 36 months of 0x30 mortgage history with mid credit scores of 759/774. Minimum required per guides is 740.

4/13/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (15 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  APN number confirmed. DEED 0049 Exception Cleared.
												Funded	A	A	A	A	A
300010274	153788	04/09/2015	Compliance	Missing Final HUD-1	HUD 0001	1	Closed
Missing Final HUD-1. HUD in file signed by borrowers (pg 554) reflects subject was issued with Estimated Settlement date and Estimated Disb Date. Final HUD must reflect no indication of Estimated document.  The only final HUD in file (pg 32) is for another property. Unable to confirm final assets for closing. Compliance and credit review complete.
									04/16/2015
Substantial verified employment history - Borrower 1 has been employed with xxxx and its divisions since 1998 with a current position of XXXX. ; Excellent verified housing payment history - Borrower have 36 months of 0x30 mortgage history with mid credit scores of 759/774. Minimum required per guides is 740.
											4/13/15 - Received final CTC HUD1. HUD 0001 Exception Cleared.	Funded	A	A	A	A	A
300010274	153797	04/09/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,170,000 is supported. No post closing CDA is provided.	04/16/2015
Substantial verified employment history - Borrower 1 has been employed with xxxx and its divisions since 1998 with a current position of XXXX. ; Excellent verified housing payment history - Borrower have 36 months of 0x30 mortgage history with mid credit scores of 759/774. Minimum required per guides is 740.

4/13/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,170,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Funded	A	A	A	A	A
300010274	153800	04/09/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	04/16/2015
Substantial verified employment history - Borrower 1 has been employed with xxxx and its divisions since 1998 with a current position of XXXX. ; Excellent verified housing payment history - Borrower have 36 months of 0x30 mortgage history with mid credit scores of 759/774. Minimum required per guides is 740.

4/15/15 - Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.
												Funded	A	A	A	A	A
300010274	153833	04/09/2015	Credit	Missing Second Lien Note	NOTE 0005	1	Closed
Missing copy of Note of simultaneous second lien with seller with line amount of $115,900, signed by the borrowers. Signed copy to be fully legible. Document provided in file is largely illegible (pg 560) and has not been signed by the borrowers. Final DTI review pending review of 2nd lien note terms.
									04/16/2015
Substantial verified employment history - Borrower 1 has been employed with xxxx and its divisions since 1998 with a current position of XXXX. ; Excellent verified housing payment history - Borrower have 36 months of 0x30 mortgage history with mid credit scores of 759/774. Minimum required per guides is 740.
											4/15/15 - Received executed copy of borrowers 2nd lien Note for $115,900. P&I payment of $909.90 used to qualify. NOTE 0005 Exception Cleared.	Funded	A	A	A	A	A
300010274	153837	04/09/2015	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed
Missing copy of $12,460 cancelled check for security deposit and first months rent in departing residence turned into rental property located at xxxx CA. Bank account ending in 7156 (pg 41) reflect large deposit of $12,460 on 03/02/15. Signed LOX in file explains this if for 1st months rent and security deposit, less the property management fees. Copy of check required for large deposit verification and for verification of receipt of 1st month rent and security deposit to offset PITI on departing primary residence.
									10/21/2015
Substantial verified employment history - Borrower 1 has been employed with xxxx and its divisions since 1998 with a current position of XXXX. ; Excellent verified housing payment history - Borrower have 36 months of 0x30 mortgage history with mid credit scores of 759/774. Minimum required per guides is 740.

4/15/15 - Received a 12-page document that includes evidence of copy of check (pg. 2/12) from xxxx for $12,460 that included evidence of post date of 3/2/2015 to bank account. CRED 0083 Exception Cleared.
												Funded	A	A	A	A	A
300010274	154712	04/16/2015	Property	Appraisal value is not supported.	APPR 0003	2	Acknowledged	Sales price is $1,351,000. Appraisal value is $1,170,000 that is supported by the CDA value. LTV/CLTV calculated off the lesser $1,170,000 value.
Substantial verified employment history - Borrower 1 has been employed with xxxx and its divisions since 1998 with a current position of XXXX. ; Excellent verified housing payment history - Borrower have 36 months of 0x30 mortgage history with mid credit scores of 759/774. Minimum required per guides is 740.
												Funded	B	B	B	B	B
300009041	155431	04/23/2015	Compliance	Missing Final HUD-1	HUD 0001	1	Closed	HUD provided (pg 564) is marked Estimated and initialed by the borrowers.	05/01/2015	Substantial verified reserves - File contains proof of 99 months of verified reserves when guidelines require 9 months on primary and 6 months on REO be verified.	4/30/15 - Received final HUD1 reflecting a CTC stamp and acknowledgment by the settlement agent and dated 4/29/2015. HUD 0001 Exception Cleared.	Funded	A	A	A	A	A
300009041	155436	04/23/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,005,000 is supported. No post closing CDA provided.	05/01/2015	Substantial verified reserves - File contains proof of 99 months of verified reserves when guidelines require 9 months on primary and 6 months on REO be verified.
4/27/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,005,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APN number is 0723000150.  APPR 0040 Exception Cleared.
												Funded	A	A	A	A	A
300009041	155441	04/23/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	04/29/2015	Substantial verified reserves - File contains proof of 99 months of verified reserves when guidelines require 9 months on primary and 6 months on REO be verified.
4/28/15 - Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required.  Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared
												Funded	A	A	A	A	A
300009041	155442	04/23/2015	Compliance	No evidence lender provided copies of written appraisals	ECOA 0003	1	Closed	Missing evidence the borrower received a copy of the appraisal.	04/29/2015	Substantial verified reserves - File contains proof of 99 months of verified reserves when guidelines require 9 months on primary and 6 months on REO be verified.
4/28/15 - Received a response from the lender stating: "evidence appraisal was sent". Attached is a copy of email sent on 4/13/15 to the borrowers email reflecting an appraisal report was attached.  Confirms borrower provided with appraisal copy.  ECOA 0003 Exception Cleared.
												Funded	A	A	A	A	A
300009041	155456	04/23/2015	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing Patriot Act Disclosure executed by the settlement agent reflecting confirmation of the borrowers identification. Missing copies of the borrowers identification.	04/29/2015	Substantial verified reserves - File contains proof of 99 months of verified reserves when guidelines require 9 months on primary and 6 months on REO be verified.	4/28/15 - Received a response from the lender stating: "Patriot Act form". Attached is copy of subject borrowers Patriot Act Notice dated 3/25/15. COMP 0006 Exception Cleared.	Funded	A	A	A	A	A
300011265	157282	05/04/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									05/18/2015	Substantial verified reserves - Post closing reserves of $157736.64. 28 months of PITI reserves verified. 18 months required. All lender reserve requirements have been met.
5/16/15 - Received a copy of the executed recorded Mortgage Deed of Trust (first page only) to confirm Mortgage / Deed of Trust recording has been completed. Exception cleared due to first page of the recorded Deed of Trust matches that of the original file (pg 719). APN confirmed (pg 721). *** Best practice is to provide all pages of the recorded Deed of Trust. DEED 0049 Exception Cleared.
												Funded	A	A	A	A	A
300011265	157283	05/04/2015	Compliance	Missing Final HUD-1	HUD 0001	1	Closed	No final HUD provided in file. Estimated HUD1 (pg 818-819) used for review. Unable to confirm assets required to close. Credit and compliance review is not complete.	05/15/2015	Substantial verified reserves - Post closing reserves of $157736.64. 28 months of PITI reserves verified. 18 months required. All lender reserve requirements have been met.	5/15/15 - Received CTC final HUD1 executed by Settlement Agent for subject transaction. HUD 0001 Exception Cleared.	Funded	A	A	A	A	A
300011265	157284	05/04/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $950,000 is supported. No post closing CDA provided.	05/27/2015	Substantial verified reserves - Post closing reserves of $157736.64. 28 months of PITI reserves verified. 18 months required. All lender reserve requirements have been met.	5/6/15 - Received 3rd Party Desk Review that reflects original appraisal value of $950,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Funded	A	A	A	A	A
300011265	157289	05/04/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	05/15/2015	Substantial verified reserves - Post closing reserves of $157736.64. 28 months of PITI reserves verified. 18 months required. All lender reserve requirements have been met.
5/14/15 - Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. Cleared COMP 0038 Exception due to policy of Lender confirming booklet is automatically sent to customer(s). Proof of customer signature is not required. COMP 0038 Exception Cleared.
												Funded	A	A	A	A	A
300011265	157295	05/04/2015	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	California Property. File is missing Closing Protection letter from Fidelity National Title.	05/19/2015	Substantial verified reserves - Post closing reserves of $157736.64. 28 months of PITI reserves verified. 18 months required. All lender reserve requirements have been met.	5/19/15 - Received Closing Protection Letter from XXX. TITL 0005 Exception Cleared.	Funded	A	A	A	A	A
300011265	157458	05/05/2015	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed
File contains three different signed and dated gift letters reflecting three different gift amounts (pg 1198-1200).  File contains wire receipt that matches $35000 gift letter.  Unable to determine if borrowers received additional gift funds which would impact 5% borrower contribution guideline.
									05/12/2015	Substantial verified reserves - Post closing reserves of $157736.64. 28 months of PITI reserves verified. 18 months required. All lender reserve requirements have been met.
5/11/15 -Source of Funds Worksheet reflects gift funds of $35,000. Exception cleared due to most recent gift letter in file dated 04/28/15 matches wire receipt of $35,000 (pg 1). Borrowers brought $61,684.15/6% of their own funds to transaction. Guidelines require 5%. CRED 0083 Exception Cleared.
												Funded	A	A	A	A	A
300011265	157542	05/05/2015	Property	Proximity of Comparables to Subject Property is Unacceptable	APPR 0007	1	Closed
Comp distances range from 0.47 miles to 5.27 miles from subject. Only 2 comps are within 1 mile guideline. 4 of 8 comps are over 4 miles from subject which is excessive. Appraiser commentary (pg 1231) notes that due to limited sales volume at upper price tolerance in subject's immediate area the search criteria was expanded to competing areas. Appraiser further notes that additional comps are from a superior area which required a $40,000 across the board adjustment. Use of comps over 4 miles distant in suburban area is not acceptable.
									05/12/2015	Substantial verified reserves - Post closing reserves of $157736.64. 28 months of PITI reserves verified. 18 months required. All lender reserve requirements have been met.	5/12/15 - Value is confirmed by CDA which is performed by licensed appraiser. APPR 0007 Exception Cleared.	Funded	A	A	A	A	A
300011265	157573	05/05/2015	Credit	Unacceptable Mortgage History	CRED 0001	1	Closed
Per borrower Letter of Explanation (pg 198) and Loan modification documents (pg 1204) borrower current mortgage with XXX was modified in 2010. Modification (pg 1208 item 1 A) indicates borrowers were in default as of 5/1/2010 when the loan was modified. Credit report (pg 73) reflects the same XXX mortgage with 99 months reviewed and no evidence loan was in default within the period reviewed. Missing accurate credit history on xxxx Mortgage.
									05/14/2015	Substantial verified reserves - Post closing reserves of $157736.64. 28 months of PITI reserves verified. 18 months required. All lender reserve requirements have been met.
5/12/15 - Guidelines state: Bankruptcy, short sale, foreclosure, or deed-in-lieu must be seasoned 7 years with no variability for extenuating circumstances.  And they require 0x30 for last 24 months for mortgage loans. There is no reference in the guideline for allowance or exclusion of a loan with a prior modification. Subject modification is 5 years seasoned. Pay history is verified with independent 3rd party credit agency reflecting 99 months paid 0x30, thus no evidence loan was in technical default.  Borrower letter of explanation only stated they needed the modification due to a job loss and in order to keep home. Borrowers are retaining this home and history reflects no late pays. CRED 0001 Exception Cleared.
												Funded	A	A	A	A	A
300011265	157659	05/05/2015	Credit	Final 1003 Application is Incomplete	APP 0002	1	Closed
Per final 1003 (pg 753) lender qualified borrower on income of $XXXXmo all reflected as borrower income. Borrower and coborrower are each 50% owners of the business and receive a monthly salary. Final 1003 should reflect the actual income breakdown received from the borrower and the coborrower.
									05/27/2015	Substantial verified reserves - Post closing reserves of $157736.64. 28 months of PITI reserves verified. 18 months required. All lender reserve requirements have been met.
5/26/15 - Received an amended 1003 that reflects the actual income breakdown received from the borrower and the coborrower. Correction on income was initialed by both borrowers. APP 0002 Exception Cleared.
												Funded	A	A	A	A	A
300011265	157671	05/05/2015	Credit	Unacceptable Credit History	CRED 0009	1	Closed
Borrowers have a private Note on a vacant lot per documents in file (pg 200-205). Lender provided copies of amortization schedules for this Note, however no VOM was provided for this Note to reflect the payments have been paid 0x30 for the past 24 months.
									05/27/2015	Substantial verified reserves - Post closing reserves of $157736.64. 28 months of PITI reserves verified. 18 months required. All lender reserve requirements have been met.	5/26/15 - Evidence of 0x30 mortgage payment from loan consummation to March 2015 documented. CRED 0009 Exception Cleared.	Funded	A	A	A	A	A
300008980	157078	05/03/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state.
specific detail to indicate how closing agent is to send legal documents to proper recording office.
									05/12/2015	Substantial verified employment history - Borrower has been with same company since 09/16/2003 (pg 43); Excellent verified credit history - 780 Mid credit score, program requires a minimum of 740.
5/12/15 - Received a copy of the executed recorded Mortgage Deed of Trust, Rider and legal description attachment (18 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN confirmed. DEED 0049 Exception Cleared.
												Funded	A	A	A	A	A
300008980	157079	05/03/2015	Compliance	Missing Final HUD-1	HUD 0001	1	Closed
No final HUD provided in file. Estimated HUD1 is in file and is used for data entry (pg 409). Unable to determine whether HUD-1 is executed by Closing Agent or Stamped CTC. Unable to confirm assets required to close. Credit and compliance review is not complete.
									06/19/2015	Substantial verified employment history - Borrower has been with same company since 09/16/2003 (pg 43); Excellent verified credit history - 780 Mid credit score, program requires a minimum of 740.	5/13/15 - Received a HUD marked Final, signed and stamped CTC by settlement agent. Credit and compliance review complete. HUD 0001 Exception Cleared.	Funded	A	A	A	A	A
300008980	157082	05/03/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $965,000 is supported. No post closing CDA provided.	06/19/2015	Substantial verified employment history - Borrower has been with same company since 09/16/2003 (pg 43); Excellent verified credit history - 780 Mid credit score, program requires a minimum of 740.	5/6/15 - Received 3rd Party Desk Review that reflects original appraisal value of $965,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Funded	A	A	A	A	A
300008980	157085	05/03/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed
Borrower 1 title reflects as Partner on both application (pg 456) and VOE(pg 43), however, no validation as to what interest borrower has in partnership was documented in file. Pay stubs contain a running and increasing Owner Draw that increased from 02/28/2015 with the net amount of -37,265.10 (pg 163) to net amount of -44,718.12 in 3/15/2015 (pg 162). This was not addressed with employer/partnership documentation. Income Documentation is insufficient due to the following: 1) Employer to address increasing Owner Draw in borrower's pay stubs. The increasing owners draw section was not reconciled as to how the increasing draw amount affects borrowers income. 2) Provide K1 or statement of interest. The amount of partnership interest borrower has in business was not defined or documented. If borrower owns more than 25% of the business, provide two years tax returns, P&L and Balance Sheet as required by Appendix Q.

									10/21/2015	Substantial verified employment history - Borrower has been with same company since 09/16/2003 (pg 43); Excellent verified credit history - 780 Mid credit score, program requires a minimum of 740.
5/13/15 - Based on letter confirming less than 1% ownership interest, two years business tax returns, P&L and Balance Sheet are no longer required. Base income is supported by YTD earnings based on paystubs provided. CRED 0082 Exception Cleared.
												Funded	A	A	A	A	A
300008980	157086	05/03/2015	Credit	Missing HUD-1 for Other Lien on Subject Property	HUD 0013	1	Closed	Estimated HUD1 provided in file (pg 409) reflects fees for 1st mortgage only. Provide subordinate second lien Final HUD1.	05/14/2015	Substantial verified employment history - Borrower has been with same company since 09/16/2003 (pg 43); Excellent verified credit history - 780 Mid credit score, program requires a minimum of 740.	5/13/15 - Received a HUD for the concurrent second loan. HUD is marked Final, signed and stamped CTC by settlement agent. HUD reflects fees charged for second loan. HUD 0013 Exception Cleared.	Funded	A	A	A	A	A
300008980	157087	05/03/2015	Credit	Missing Second Lien Note	NOTE 0005	1	Closed
Missing evidence of 2nd lien Note. Unable to determine / confirm Lien or Payment amount used in qualifying. Lender 1008 (pg 238) and borrower final 1003 (pg 457) reflects a 2nd lien payment of $536.59 included in the subject PITIA with $95,535 line amount. No other evidence located in file of this lien or confirmation of the payment amount. DTI not Final pending receipt of second lien Note(pg 409).
									05/11/2015	Substantial verified employment history - Borrower has been with same company since 09/16/2003 (pg 43); Excellent verified credit history - 780 Mid credit score, program requires a minimum of 740.
5/9/15 - Received copy of 2nd lien Note fully executed by both borrowers (6 total pages). Note reflects line amount of $95,535 and APR of 4.74% with a 15 year repayment period. Utilized $742.61 monthly payment based on 15 year amortization versus lender monthly payment of $536.59. DTI is 33.56% which is still within guidelines. NOTE 0005 Exception Cleared.
												Funded	A	A	A	A	A
300008980	157089	05/03/2015	Compliance	Affiliated Business Disclosure Not Provided Within 3 Business Days of Application	COMP 0035	1	Closed
Missing Affiliated Business Disclosure provided within 3 business days of Application date of 09/22/14. Affiliated Disclosure in file is dated 03/27/15 and was signed by borrowers on 03/31/2015 (pg 396).
									10/21/2015	Substantial verified employment history - Borrower has been with same company since 09/16/2003 (pg 43); Excellent verified credit history - 780 Mid credit score, program requires a minimum of 740.	5/9/15 - Signed Affiliated Disclosure in file is dated 03/27/15 which is within 3 business days of RESPA application date of 03/24/15. COMP 0035 Exception Cleared.	Funded	A	A	A	A	A
300008980	157090	05/03/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	05/11/2015	Substantial verified employment history - Borrower has been with same company since 09/16/2003 (pg 43); Excellent verified credit history - 780 Mid credit score, program requires a minimum of 740.	5/9/15 - Cleared COMP 0038 Exception due to policy of Lender confirming booklet is automatically sent to customer(s). Proof of customer signature is not required. COMP 0038 Exception Cleared.	Funded	A	A	A	A	A
300008980	157091	05/03/2015	Property	Appraisal is Incomplete	APPR 0002	1	Closed
Appraisal is incomplete due to the following: Appraiser fails to comment on whether the subject exceeding predominant value of $693,000 will have an effect on marketability. Subject was appraised for $965,000 (pg 197).
									06/19/2015	Substantial verified employment history - Borrower has been with same company since 09/16/2003 (pg 43); Excellent verified credit history - 780 Mid credit score, program requires a minimum of 740.
5/12/15 - Received an updated appraisal report. Appraiser states that subject exceeding predominant value will not have a negative effect on the subjects marketability (pg 13). Appraised value is within the high range of $2,300,000. APPR 0002 Exception Cleared.
												Funded	A	A	A	A	A
300008980	157093	05/03/2015	Compliance	No evidence lender provided copies of written appraisals	ECOA 0003	1	Closed	No evidence lender provided copies of written appraisals to borrowers.	10/21/2015	Substantial verified employment history - Borrower has been with same company since 09/16/2003 (pg 43); Excellent verified credit history - 780 Mid credit score, program requires a minimum of 740.	5/9/15 - Received copy of e-mail correspondence to borrower. E-mail to borrower confirms lender provided copy of appraisal report to borrower on 04/17/15. ECOA 0003 Exception Cleared.	Funded	A	A	A	A	A
300008980	157111	05/03/2015	Compliance	RESPA Violation - Initial Disclosures were not provided within 3 - business days of Application	RESPA 0015	1	Closed
Missing initial GFE and TIL dated within 3 business days of Application date of 03/18/15 as identified by purchase contract ratification date (pg 358). Initial 1003 shows XXXX as subject property and reflects Loan Officer typed date of 02/10/15 (pg 353). Credit report pulled on 02/10/15 (pg 46). Earliest GFE (pg 509) and TIL (pg 514) found in file both dated 03/27/15. Critical Events History not provided in file.  The Initial Disclosure Date (2015-03-27) is more than 3 business days from the Application Date (2015-03-18). Three business days from the Application Date is (2015-03-21). Under Regulation Z, a lender must make good faith estimates of the disclosures required by 12 CFR 1026.18 and deliver or place them in the mail not later than the 3rd business day after a lender receives a consumer's application. (12 CFR 1026.19(a)(1))
									10/21/2015	Substantial verified employment history - Borrower has been with same company since 09/16/2003 (pg 43); Excellent verified credit history - 780 Mid credit score, program requires a minimum of 740.
5/9/15 - Received Lender screen printout of internal systems Critical Event History that reflects the subject loan number and that the property address went from TBD to xxxx on 03/24/15 to confirm RESPA application date of 03/24/15 to support disclosures not being sent until 03/27/15 which was within 3 business days of the RESPA application date. RESPA 0015 Exception Cleared.
												Funded	A	A	A	A	A
300008980	157112	05/03/2015	Compliance	Finance charge under disclosed	COMP 0001	1	Closed
UPDATED EXCEPTION:
Based on Final HUD received, finance charges are still under disclosed but for a lower amount of $2,474.74. There is a $15,000 credit from seller reflected on line item #213 and a $1,500 lender credit in between line #209 and line #210. Lender also attached  an Itemization towards Closing Costs, itemizing the seller credit of $15,000 to address the credit on line #213, however, unable to determine whether Itemization is provided by the Settlement agent as document is in a different format and is not executed by the settlement agent. HUD1 addendum must be prepared and executed by the settlement agent. The disclosed finance charge ($540,396.69) is ($2,474.74) below the actual finance charge($542,871.43). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).

ORIGINAL EXCEPTION:
Based on Estimated HUD provided in original file, finance charges are under disclosed by $2748.49. There is a $15,000 credit from seller reflected on line item #213. No breakdown was provided in the file to determine what portion, if any apply to the borrowers prepaid costs thus none was applied.   The disclosed finance charge ($540,396.69) is ($2,748.49) below the actual finance charge($543,145.18). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).

									06/19/2015	Substantial verified employment history - Borrower has been with same company since 09/16/2003 (pg 43); Excellent verified credit history - 780 Mid credit score, program requires a minimum of 740.
6/18/15 - Received response from lender of: "Final HUD". Attached is a copy of the Itemization of Credit Towards Closing Costs that is signed and stamped certified by the settlement agent. Also attached is a copy of the Final HUD1 Settlement Statements for the 1st and 2nd mortgages. ** Captured seller credits as detailed by the settlement agent. Under disclosure is cured. ** COMP 0001 Exception Cleared.
												Funded	A	A	A	A	A
300011683	156925	05/03/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									05/15/2015
Excellent verified credit history - 792 qualifying score exceeds the guideline requirement of 700 by 92 points.; Substantial verified employment history - Co borrower has a verified long term employment history of 6.8 yrs per WVOE pg 256

5/14/15 - Received a copy of the executed recorded Mortgage Deed of Trust and legal description attachment (15 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN confirmed. DEED 0049 Exception Cleared.
												Funded	A	A	A	A	A
300011683	156968	05/03/2015	Compliance	Missing Final HUD-1	HUD 0001	1	Closed
No final HUD provided in file. Multiple HUD 1's are all estimates. Used latest dated estimate on pg 548 for data entry. Unable to confirm assets required to close. Credit and compliance review is not complete.
									05/18/2015
Excellent verified credit history - 792 qualifying score exceeds the guideline requirement of 700 by 92 points.; Substantial verified employment history - Co borrower has a verified long term employment history of 6.8 yrs per WVOE pg 256

5/15/15 - Received a HUD marked Final, signed and stamped CTC by settlement agent (7 pages total). HUD Addendum on page 4 reflects breakdown of Closing Fees for 1st loan. HUD Addendum on page 6 reflects breakdown of Closing Fees for 2nd loan #xxxx. HUD Addendum on page 7 reflects itemization of other fees for 2nd loan for line item #809. Fees for second loan excluded from prepaid finance charges ($389 Closing Fees and $119.51 Other Fees). Reserves required met. Credit and compliance review complete. HUD 0001 Exception Cleared.
												Funded	A	A	A	A	A
300011683	156971	05/03/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $850,000 is supported. No post closing CDA provided.	05/18/2015
Excellent verified credit history - 792 qualifying score exceeds the guideline requirement of 700 by 92 points.; Substantial verified employment history - Co borrower has a verified long term employment history of 6.8 yrs per WVOE pg 256
											5/6/15 - Received 3rd Party Desk Review that reflects original appraisal value of $850,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Funded	A	A	A	A	A
300011683	156983	05/03/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. Missing evidence those borrowers were provided with Special Information Handbook within 3 days of loan application date.	05/11/2015
Excellent verified credit history - 792 qualifying score exceeds the guideline requirement of 700 by 92 points.; Substantial verified employment history - Co borrower has a verified long term employment history of 6.8 yrs per WVOE pg 256

5/11/15 - Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.
												Funded	A	A	A	A	A
300011683	157029	05/03/2015	Credit	Condo Documentation is Insufficient	COND 0002	1	Closed	Condo Documentation is Insufficient due to the following: Condo approval was not provided in the file. HOA cert is on pg 882.	05/13/2015
Excellent verified credit history - 792 qualifying score exceeds the guideline requirement of 700 by 92 points.; Substantial verified employment history - Co borrower has a verified long term employment history of 6.8 yrs per WVOE pg 256

5/12/15 - Received response from lender of: "Rebuttal Letter Condo Approval". Attached is lender memo dated 5/15/15 (date appears to be an error since in advance) that states: This condo project is Detached and therefore a Limited Review was performed and is acceptable in this scenario. The Limited Project Certification is signed by the credit underwriter and is in file".  ** Lender certifies completed Condo review under limited review standards. COND 0002 Exception Cleared.
												Funded	A	A	A	A	A
300011683	157030	05/03/2015	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed
Asset Documentation is Insufficient due to the following: 1) Missing proof $25,000 EMD cleared bank account ending in XXXX (pg 572). Check is dated 3/31/2015 with check #XXX. February statement in file reflects an ending balance of $24,158.35 which is insufficient to cover $25,000 earnest money deposit. 2) Missing additional month of bank statement for acct ending in xxxx used for EMD. Account must have sufficient balance to cover earnest money deposit of $25,000. 3) Missing terms of withdrawal for xxxx 401k used for reserves (pg 92). Missing proof retirement can be withdrawn and the eligibility requirements for those withdrawals.
									10/21/2015
Excellent verified credit history - 792 qualifying score exceeds the guideline requirement of 700 by 92 points.; Substantial verified employment history - Co borrower has a verified long term employment history of 6.8 yrs per WVOE pg 256
											5/14/15 - Borrowers have sufficient cash to cover EMD using checking/savings account. CRED 0083 Exception Cleared.	Funded	A	A	A	A	A
300011683	157174	05/04/2015	Credit	Income Calculation Discrepancy	CRED 0084	1	Closed
Lender used commission income of $xxxx/mo to qualify when borrower does not have a 2 yr history of commission on his present job as he is only on present job for xx yrs. Lender provided a prior WVOE to show prior job in a similar position as Business Development Manager where borrower was paid on a commission basis as well as a salary similar to present job (pg 857). Lender used the following to calculate commission income per Income Analysis Worksheet (pg 384): 26 mo commission average of 2015/2014/2013-2106 expenses equals $6518.23/mo. Lender utilized lower YTD commission per 2/28/15 pay stub for $xxxx. (pg 261). Unable to determine how lender arrived with $xxxx additional year commission when WVOE reflects 2013 commission with previous job is only $xxxx (pg 857). Borrower does not have a 2 yr history of commission on his present job.
									10/21/2015
Excellent verified credit history - 792 qualifying score exceeds the guideline requirement of 700 by 92 points.; Substantial verified employment history - Co borrower has a verified long term employment history of 6.8 yrs per WVOE pg 256

5/14/15 - Borrower has only been employed with current job since 02/2014 but is in the same line of work. More than 3 years of commission income verified. Commission income derived from 26 months average of 2013/2014 and 2015 YTD. Commission income used to qualify is also well supported by YTD paystubs. CRED 0084 Exception Cleared.
												Funded	A	A	A	A	A
300012965	160546	05/15/2015	Compliance	Affiliated Business Disclosure Is Not Executed	COMP 0036	2	Acknowledged	Affiliated Business Disclosure in file (pg 1050) is not date stamped or signed and dated by borrower.
Substantial verified reserves - Post closing reserves of $211,238.93/34.79 months of PITI reserves verified. 18 months required per guidelines. All lender reserve requirements have been met.

; Excellent verified credit history - 745 qualifying credit score. 740 minimum score required per guidelines. Credit file dates back to 03/2007. ; Substantial verified employment history - Borrower has been with current employer as of 03/2006 per VVOE.
												Funded	B	B	B	B	B
300012965	160547	05/15/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing documentation to evidence Special Information Handbook was provided to borrowers within 3 business days of 08/21/2014 initial application date.	05/20/2015
Substantial verified reserves - Post closing reserves of $211,238.93/34.79 months of PITI reserves verified. 18 months required per guidelines. All lender reserve requirements have been met.

; Excellent verified credit history - 745 qualifying credit score. 740 minimum score required per guidelines. Credit file dates back to 03/2007. ; Substantial verified employment history - Borrower has been with current employer as of 03/2006 per VVOE.

5/19/15 -Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. Proof of customer signature is not required. COMP 0038 Exception Cleared.
												Funded	A	A	A	A	A
300012965	160584	05/15/2015	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed
Missing Certificate of Occupancy for subject (new construction).  Permit and Inspection Record (pg 858) was issued 10/02/14 and expired 03/31/2015 and does not reflect occupancy was signed off on.  Pg 859 has a date of 04/22/15 that is checked with an unknown code.
									05/27/2015
Substantial verified reserves - Post closing reserves of $211,238.93/34.79 months of PITI reserves verified. 18 months required per guidelines. All lender reserve requirements have been met.

; Excellent verified credit history - 745 qualifying credit score. 740 minimum score required per guidelines. Credit file dates back to 03/2007. ; Substantial verified employment history - Borrower has been with current employer as of 03/2006 per VVOE.

5/26/15 - Lender copy pasted potion of Permit and Inspection Record reflecting permit was signed off with code 455 which corresponds to Building Final per list of codes on page 1. Bottom part of the Building permit (pg 859) states: "For residential building permit only, final inspection allows homeowner to occupy. Certificate of Occupancy will be mailed to owner." PROP 0012 Exception Cleared.
												Funded	A	A	A	A	A
300012965	160592	05/15/2015	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed	Missing 24 months cancelled rent checks to evidence 0x30 rental payment history. File only contains private VOR pg 1076.	05/29/2015
Substantial verified reserves - Post closing reserves of $211,238.93/34.79 months of PITI reserves verified. 18 months required per guidelines. All lender reserve requirements have been met.

; Excellent verified credit history - 745 qualifying credit score. 740 minimum score required per guidelines. Credit file dates back to 03/2007. ; Substantial verified employment history - Borrower has been with current employer as of 03/2006 per VVOE.

5/27/15 - Received response from lender of: "[Client] has reviewed our guidelines and verified they are acceptable for delivery of files. Our client guidelines do not require canceled checks on Private VORs." Agree. CRED 0093 Exception Cleared.
												Funded	A	A	A	A	A
300013589	161305	05/19/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									05/21/2015
Excellent verified credit history - 808/805 qualifying credit scores. 740 minimum required. No derogatory credit. Credit file dates back to 9/1991. ; Substantial verified reserves - Post closing reserves of $91,436.04. 18 months of PITI reserves required. 26.71 months of PITI reserves were verified. ; Low DTI - 27.59% DTI on fully documented file. 43% maximum DTI allowed per guidelines.

5/21/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (34 total pages which includes the recorded HELOC) to confirm Mortgage / Deed of Trust recording has been completed.  APN number confirmed. DEED 0049 Exception Cleared.
												Funded	A	A	A	A	A
300013589	161310	05/19/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $600,000 is supported. No post closing CDA provided.	05/26/2015
Excellent verified credit history - 808/805 qualifying credit scores. 740 minimum required. No derogatory credit. Credit file dates back to 9/1991. ; Substantial verified reserves - Post closing reserves of $91,436.04. 18 months of PITI reserves required. 26.71 months of PITI reserves were verified. ; Low DTI - 27.59% DTI on fully documented file. 43% maximum DTI allowed per guidelines.

5/22/15 - Received corrected 3rd Party Desk Review that reflects original appraisal value of $600,000 is supported with correct borrower name. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Funded	A	A	A	A	A
300013589	161315	05/19/2015	Credit	Missing Initial 1003 Application	APP 0003	1	Closed	Missing signed initial 1003 application. Multiple unsigned 1003 documents in file are not signed by borrower or loan officer.	06/02/2015
Excellent verified credit history - 808/805 qualifying credit scores. 740 minimum required. No derogatory credit. Credit file dates back to 9/1991. ; Substantial verified reserves - Post closing reserves of $91,436.04. 18 months of PITI reserves required. 26.71 months of PITI reserves were verified. ; Low DTI - 27.59% DTI on fully documented file. 43% maximum DTI allowed per guidelines.

5/27/15 - Received a copy of borrower and lender executed initial 1003 (borrower executed page 1, 4 and page 5 and lender executed separate page 4). Page 2 of the 1003 is missing which reflects income, assets and prior and proposed payment section as well as beginning of liability section. . 1003 is Incomplete, thus new Income exception set. APP 0003 Exception Cleared.
												Funded	A	A	A	A	A
300013589	161318	05/19/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	05/20/2015
Excellent verified credit history - 808/805 qualifying credit scores. 740 minimum required. No derogatory credit. Credit file dates back to 9/1991. ; Substantial verified reserves - Post closing reserves of $91,436.04. 18 months of PITI reserves required. 26.71 months of PITI reserves were verified. ; Low DTI - 27.59% DTI on fully documented file. 43% maximum DTI allowed per guidelines.

5/19/15 -Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.
												Funded	A	A	A	A	A
300013589	162922	05/29/2015	Credit	Initial 1003 Application is Incomplete	APP 0004	1	Closed
Based on copy of borrower and lender executed initial 1003 provided for APP 0003 Exception, Page 2 of the initial 1003 is missing.  This page reflects the initial disclosed borrower income, assets, prior and proposed payment section as well as beginning of liability section. Initial 1003 is Incomplete. Provide copy of full initial executed 1003 all pages 1 through 5.
									06/02/2015
Excellent verified credit history - 808/805 qualifying credit scores. 740 minimum required. No derogatory credit. Credit file dates back to 9/1991. ; Substantial verified reserves - Post closing reserves of $91,436.04. 18 months of PITI reserves required. 26.71 months of PITI reserves were verified. ; Low DTI - 27.59% DTI on fully documented file. 43% maximum DTI allowed per guidelines.

6/1/15 - Received lender response of: "full 1003".  Attached is a five page fully executed 1003 dated by the borrowers on 5/6/15 and the lender on 3/19/2015. Final 1003 reflects lender app date of 3/30/15 due to initial 3/19/2015 reflecting TBD for property address.  RESPA app date is 3/30/2015. APP 0004 Exception Cleared.
												Funded	A	A	A	A	A
300019860	162453	05/26/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,300,000 is supported. No post closing CDA provided.	06/01/2015
Excellent verified credit history - Credit established 9/1998, Middle credit scores 802/773, with no history of delinquency (pg 139-CBR 4/30/2015).
; Excellent verified housing payment history - Credit report reflects a combined mortgage history of over 99 months reviewed and no history of delinquency.; Substantial verified reserves - Post closing reserves of $99,352.11. 17 months PITI reserves verified. 12 months PITI reserves required.

05/28/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,300,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.
												Funded	A	A	A	A	A
300019860	162456	05/26/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	05/29/2015
Excellent verified credit history - Credit established 9/1998, Middle credit scores 802/773, with no history of delinquency (pg 139-CBR 4/30/2015).
; Excellent verified housing payment history - Credit report reflects a combined mortgage history of over 99 months reviewed and no history of delinquency.; Substantial verified reserves - Post closing reserves of $99,352.11. 17 months PITI reserves verified. 12 months PITI reserves required.

5/28/15 - Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. Cleared COMP 0038 Exception due to policy of Lender confirming booklet is automatically sent to customer(s). Proof of customer signature is not required. COMP 0038 Exception Cleared.
												Funded	A	A	A	A	A
300019860	162649	05/27/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									05/29/2015
Excellent verified credit history - Credit established 9/1998, Middle credit scores 802/773, with no history of delinquency (pg 139-CBR 4/30/2015).
; Excellent verified housing payment history - Credit report reflects a combined mortgage history of over 99 months reviewed and no history of delinquency.; Substantial verified reserves - Post closing reserves of $99,352.11. 17 months PITI reserves verified. 12 months PITI reserves required.

5/28/15 - Received a copy of the executed recorded Mortgage Deed of Trust, Rider and legal description attachment (17 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN confirmed. DEED 0049 Exception Cleared.
												Funded	A	A	A	A	A
300019860	162654	05/27/2015	Property	Appraisal Value is not supported by comparables	APPR 0039	1	Closed
Appraisal is incomplete/Value not supported due to the following: 1) Comp distances range from .40 miles to 2.25 miles from subject. The appraiser expanded the search beyond the preferred 1 mile radius due to a lack of similar sales in the area. Only 1 comp is provided within 1 mile of subject. Subject is in an urban location. Lack of comps within 1 mile of subject indicate subject is over improved and not compatible with surrounding properties.  2) Subject value of $1,300,000 is above the predominate value of $554,000. Variance above predominate is 134%. Appraiser did not indicate if subject was an over improvement. 3) Prior sale of subject was $749,000 on 6/27/2014. Appraiser indicates that subject is recently remodeled, however no narrative provided on recent sale. 73% increase in value in the past 10 months was not justified by the appraiser. 4) Fraud Report (pg 49) reflects Moderate Risk/Potential Value Issue due to excessive appreciation.  Subject is possible over improvement for the area.
									06/01/2015
Excellent verified credit history - Credit established 9/1998, Middle credit scores 802/773, with no history of delinquency (pg 139-CBR 4/30/2015).
; Excellent verified housing payment history - Credit report reflects a combined mortgage history of over 99 months reviewed and no history of delinquency.; Substantial verified reserves - Post closing reserves of $99,352.11. 17 months PITI reserves verified. 12 months PITI reserves required.

5/28/15 - Received screen print out of e-mail correspondence with Registration reflecting First Appraisal is Supported. Exception cleared based on received 3rd Party Desk Review which reflects original appraisal value of $1,300,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. Subject value of $1,300,000 is within the high range of predominate value of 3,600,000. APPR 0039 Exception Cleared.
												Funded	A	A	A	A	A
300019860	162663	05/27/2015	Credit	Questionable Occupancy	CRED 0015	2	Acknowledged
Lender Exception for Occupancy. Borrowers completed an owner occupied refinance of current residence on 4/15/2015 (pg 2). Just after refinance borrowers located subject, sales contract is dated 4/27/2015, which was more suitable for their family. Prior primary to be sold. Exception granted for second owner occupied mortgage (pg 434).

Excellent verified credit history - Credit established 9/1998, Middle credit scores 802/773, with no history of delinquency (pg 139-CBR 4/30/2015).
; Excellent verified housing payment history - Credit report reflects a combined mortgage history of over 99 months reviewed and no history of delinquency.; Substantial verified reserves - Post closing reserves of $99,352.11. 17 months PITI reserves verified. 12 months PITI reserves required.

Client: 6/1/15 - Received email notification from client that this exception was approved due to the LOE from the borrowers and contingent upon the borrowers signing the Intent to Occupy disclosure. ** Override to EV2 level.  CRED 0015 Overridden to EV2 level.
												Funded	B	B	B	B	B
300014541	162521	05/26/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,050,000 is supported. No post closing CDA provided.	06/01/2015
Excellent verified credit history - Credit established 7/1993, Middle credit scores 798/801 with no history of delinquency (pg 27-CBR dated 4/15/2015). ; Low DTI - Review DTI 25.15% is well within the program max of 43%.; Substantial verified reserves - Post closing reserves of $442,597.90. 67 months of verified PITI reserves. 12 months reserves required per guidelines.; Excellent verified credit history - 798/801 qualifying credit scores. 740 minimum required. No derogatory credit. Credit file dates back to 7/1993.

6/1/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,050,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APN confirmed. APPR 0040 Exception Cleared.
												Funded	A	A	A	A	A
300014541	162533	05/26/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	05/29/2015
Excellent verified credit history - Credit established 7/1993, Middle credit scores 798/801 with no history of delinquency (pg 27-CBR dated 4/15/2015). ; Low DTI - Review DTI 25.15% is well within the program max of 43%.; Substantial verified reserves - Post closing reserves of $442,597.90. 67 months of verified PITI reserves. 12 months reserves required per guidelines.; Excellent verified credit history - 798/801 qualifying credit scores. 740 minimum required. No derogatory credit. Credit file dates back to 7/1993.

5/28/15 - Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required.Cleared COMP 0038 Exception due to policy of Lender confirming booklet is automatically sent to customer(s). Proof of customer signature is not required. COMP 0038 Exception Cleared.
												Funded	A	A	A	A	A
300014541	162608	05/27/2015	Compliance	Missing Final HUD-1	HUD 0001	1	Closed	HUD in file (pg 413), Line 1305 indicates a $500 line item for "Buyer funds held for accounting". Missing final HUD to reflect final disbursement of all funds. Compliance review is not complete.	06/01/2015
Excellent verified credit history - Credit established 7/1993, Middle credit scores 798/801 with no history of delinquency (pg 27-CBR dated 4/15/2015). ; Low DTI - Review DTI 25.15% is well within the program max of 43%.; Substantial verified reserves - Post closing reserves of $442,597.90. 67 months of verified PITI reserves. 12 months reserves required per guidelines.; Excellent verified credit history - 798/801 qualifying credit scores. 740 minimum required. No derogatory credit. Credit file dates back to 7/1993.
											6/1/15 - Received final CTC HUD1. HUD 0001 Exception Cleared.	Funded	A	A	A	A	A
300014541	162609	05/27/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office. Per escrow agent addendum (pg 440) they do not accept responsibility for recording of documents.
									05/29/2015
Excellent verified credit history - Credit established 7/1993, Middle credit scores 798/801 with no history of delinquency (pg 27-CBR dated 4/15/2015). ; Low DTI - Review DTI 25.15% is well within the program max of 43%.; Substantial verified reserves - Post closing reserves of $442,597.90. 67 months of verified PITI reserves. 12 months reserves required per guidelines.; Excellent verified credit history - 798/801 qualifying credit scores. 740 minimum required. No derogatory credit. Credit file dates back to 7/1993.

5/28/15 - Received a copy of the executed recorded Mortgage Deed of Trust, Rider and legal description attachment (18 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN confirmed. DEED 0049 Exception Cleared.
												Funded	A	A	A	A	A
300014541	162620	05/27/2015	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed
Wire receipt for $82,048.10 (pg 410, 411) does not reflect a bank account which has been verified in the loan file. Wire received from account ***XXXX. Missing evidence this account was in the name of the borrower or provide evidence the source of this wire was from borrowers verified funds.
									06/12/2015
Excellent verified credit history - Credit established 7/1993, Middle credit scores 798/801 with no history of delinquency (pg 27-CBR dated 4/15/2015). ; Low DTI - Review DTI 25.15% is well within the program max of 43%.; Substantial verified reserves - Post closing reserves of $442,597.90. 67 months of verified PITI reserves. 12 months reserves required per guidelines.; Excellent verified credit history - 798/801 qualifying credit scores. 740 minimum required. No derogatory credit. Credit file dates back to 7/1993.

6/11/15 -Liquidated and wired funds were verified by the lender and included in the liquid asset verification.  Based on email correspondence from the borrower the "Instructing Bank" reflected on the incoming wire advice is an affiliate of the Financial Institution that the funds were liquidated and subsequently wired from. ** CRED 0083 Exception Cleared.
												Funded	A	A	A	A	A
300014541	162621	05/27/2015	Credit	Potential credit depth risk - Minimum Number of Tradelines is less than 3	CRED 0098	1	Closed	Coborrower has insufficient tradelines to meet lender requirement for HELOC per lender approval (pg 290). Lender approval reflect exception has been requested. Missing evidence of exception approval.	06/17/2015
Excellent verified credit history - Credit established 7/1993, Middle credit scores 798/801 with no history of delinquency (pg 27-CBR dated 4/15/2015). ; Low DTI - Review DTI 25.15% is well within the program max of 43%.; Substantial verified reserves - Post closing reserves of $442,597.90. 67 months of verified PITI reserves. 12 months reserves required per guidelines.; Excellent verified credit history - 798/801 qualifying credit scores. 740 minimum required. No derogatory credit. Credit file dates back to 7/1993.

6/15/15 - UW approval under credit states: "Borrower 2 does NOT meet the minimum tradeline requirement for HELOC 2nd. Exception has been requested".  Borrower 2 is not contributing income for qualifying purposes and is not subject to the minimum trade lines requirement per seller guides III A. The tradeline exception is for the 2nd lien HELOC and does not apply to the first loan being reviewed. CRED 0098 Exception Cleared.
												Funded	A	A	A	A	A
300014962	162607	05/27/2015	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing Fraud report with all alerts satisfactorily addressed.	10/22/2015
Excellent verified credit history - Credit established 2/1981, Middle credit scores 821/823 with no history of delinquency. 740 minimum score required per guidelines. ; Substantial verified reserves - Post closing reserves of $491,205.57. 177 months of verified PITI reserves. 9 months required. All lender reserve requirements were met. ; Substantial verified employment history verified borrower with current employer for over 18 years.

5/30/15 -Letter of explanation states: "xxxx is the trustee and power of attorney for her father's trust, he is 104 years old. She has zero ownership in the home located at xxxx, CA." Signed letter of explanation from borrower located on page 415. Property in question is not reflected on borrowers' tax tax returns. CRED 0089 Exception Cleared.
												Funded	A	A	A	A	A
300014962	162622	05/27/2015	Compliance	Missing Final HUD-1	HUD 0001	1	Closed
No final HUD provided in file. Latest issued Estimated HUD dated 5/16/2015 that was stamped certified and signed by the settlement agent was captured from preliminary compliance testing (pg 389). Unable to confirm assets required to close.  Credit and compliance review is not complete.
									06/03/2015
Excellent verified credit history - Credit established 2/1981, Middle credit scores 821/823 with no history of delinquency. 740 minimum score required per guidelines. ; Substantial verified reserves - Post closing reserves of $491,205.57. 177 months of verified PITI reserves. 9 months required. All lender reserve requirements were met. ; Substantial verified employment history verified borrower with current employer for over 18 years.
											6/2/15 - Received a HUD marked Final, signed and stamped CTC by settlement agent (4 pages total). Reserves required met. Compliance review complete. HUD 0001 Exception Cleared.	Funded	A	A	A	A	A
300014962	162629	05/27/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $850,000 is supported. No post closing CDA provided.	07/23/2015
Excellent verified credit history - Credit established 2/1981, Middle credit scores 821/823 with no history of delinquency. 740 minimum score required per guidelines. ; Substantial verified reserves - Post closing reserves of $491,205.57. 177 months of verified PITI reserves. 9 months required. All lender reserve requirements were met. ; Substantial verified employment history verified borrower with current employer for over 18 years.

5/28/15 - Received 3rd Party Desk Review that reflects original appraisal value of $850,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.
												Funded	A	A	A	A	A
300014962	162632	05/27/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	06/01/2015
Excellent verified credit history - Credit established 2/1981, Middle credit scores 821/823 with no history of delinquency. 740 minimum score required per guidelines. ; Substantial verified reserves - Post closing reserves of $491,205.57. 177 months of verified PITI reserves. 9 months required. All lender reserve requirements were met. ; Substantial verified employment history verified borrower with current employer for over 18 years.

5/30/15 - Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. Cleared COMP 0038 Exception due to policy of Lender confirming booklet is automatically sent to customer(s). Proof of customer signature is not required. COMP 0038 Exception Cleared.
												Funded	A	A	A	A	A
300014962	162796	05/28/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									06/01/2015
Excellent verified credit history - Credit established 2/1981, Middle credit scores 821/823 with no history of delinquency. 740 minimum score required per guidelines. ; Substantial verified reserves - Post closing reserves of $491,205.57. 177 months of verified PITI reserves. 9 months required. All lender reserve requirements were met. ; Substantial verified employment history verified borrower with current employer for over 18 years.

5/30/15 - Received a copy of the executed recorded Mortgage Deed of Trust, Riders and legal description attachment (19 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN confirmed. DEED 0049 Exception Cleared.
												Funded	A	A	A	A	A
300014962	162799	05/28/2015	Compliance	No evidence lender provided copies of written appraisals	ECOA 0003	1	Closed
Email evidencing borrower was provided with appraisal (pg 205) was not sent to borrower. Email reflects email was sent to his son, who is not the borrower. Missing evidence that borrowers received copy of appraisal.
									10/22/2015
Excellent verified credit history - Credit established 2/1981, Middle credit scores 821/823 with no history of delinquency. 740 minimum score required per guidelines. ; Substantial verified reserves - Post closing reserves of $491,205.57. 177 months of verified PITI reserves. 9 months required. All lender reserve requirements were met. ; Substantial verified employment history verified borrower with current employer for over 18 years.

6/3/15 - Received lender Memo which states: "The borrowers executed a waiver for the 3 business day prior to closing requirement. The appraisal was provided to them at closing according to seller's policy and procedures." Agree. Appraisal waiver (pg 209) is executed by both borrowers. ECOA 0003 Exception Cleared.
												Funded	A	A	A	A	A
300014962	162800	05/28/2015	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	APP 0006	1	Closed
Per final 1003 (pg 409), subject is listed as 2nd Home for borrowers. Title documents (pg 187, 201) reflect owners were to be to persons of the same surname. Email (pg 207) indicates one of these persons is the son of the borrowers.  Subject is stated to be 2nd home of borrowers, however subject is located over 7 hours away from primary residence and is not located in resort or 2nd home area. Borrowers provided no explanation for title report in name of son or motivation letter for purchasing a 2nd home in a non-resort area.
									10/22/2015
Excellent verified credit history - Credit established 2/1981, Middle credit scores 821/823 with no history of delinquency. 740 minimum score required per guidelines. ; Substantial verified reserves - Post closing reserves of $491,205.57. 177 months of verified PITI reserves. 9 months required. All lender reserve requirements were met. ; Substantial verified employment history verified borrower with current employer for over 18 years.

7/21/15 - The unexecuted copy of the Preliminary Change of Ownership provided in the original file had borrowers son and daughter-in-law listed as Buyer/Transferee (pg  201). Confirmed executed form reflects borrowers names. Property history report reflects borrowers as xxxx,  with xxxx recorded on 5/19/15. APP 0006 Exception Cleared.
												Funded	A	A	A	A	A
300013805	162427	05/26/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,450,000 is supported. No post closing CDA provided.	07/24/2015	Low DTI - 22.31% on fully documented file. 43% maximum DTI. ; Substantial verified reserves - Post closing reserves of $966,280.55. 261 months of PITI reserves. 9 months of PITI reserves required.
5/28/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,450,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300013805	162431	05/26/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	05/29/2015	Low DTI - 22.31% on fully documented file. 43% maximum DTI. ; Substantial verified reserves - Post closing reserves of $966,280.55. 261 months of PITI reserves. 9 months of PITI reserves required.
5/28/15 -Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required.Cleared COMP 0038 Exception due to policy of Lender confirming booklet is automatically sent to customer(s). Proof of customer signature is not required. COMP 0038 Exception Cleared.
												Approved	A	A	A	A	A
300013805	162437	05/26/2015	Property	Appraisal is Incomplete	APPR 0002	1	Closed	Appraiser provided no Cost Approach or Land Value. Unable to determine Land Value Ratio. Cost approach (pg 699) is blank.	07/24/2015	Low DTI - 22.31% on fully documented file. 43% maximum DTI. ; Substantial verified reserves - Post closing reserves of $966,280.55. 261 months of PITI reserves. 9 months of PITI reserves required.
6/1/15 - Received Conversation Log from lender system. Notes from 05/11/15 reflects "[client] has reviewed appraisal and accepted value." Exception cleared due to reason for omission of cost approach is stated on appraisal report (pg 708) and based on previously received 3rd Party Desk Review which reflects original appraisal value of $1,450,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0002 Exception Cleared.
												Approved	A	A	A	A	A
300013805	162484	05/26/2015	Compliance	Waiver of ECOA disclosure right to receive a copy of all written appraisals not delivered within 3 business days	ECOA 0002	1	Closed	Right to Receive a copy of all written appraisals disclosure is dated 4/20/2015 (pg 203) which is not within 3 business days of application date of 4/15/2015.	06/05/2015	Low DTI - 22.31% on fully documented file. 43% maximum DTI. ; Substantial verified reserves - Post closing reserves of $966,280.55. 261 months of PITI reserves. 9 months of PITI reserves required.
5/30/15 - Received evidence borrowers were provided copy of appraisal report. Exception cleared. Right to Receive copy of appraisal disclosure is provided within 3 business days of application date (excluding Saturday). ECOA 0002 Exception Cleared.
												Approved	A	A	A	A	A
300013805	162487	05/26/2015	Compliance	RESPA Violation - Initial Disclosures were not provided within 3 - business days of Application	RESPA 0015	1	Closed
Initial application date of 4/15/2015 per 1003 (pg 437). Purchase contract ratification date of 4/13/2015 does not support a later application date (pg 242). Initial disclosures are dated 4/2/2015 which is not within the required 3 business days. The Initial Disclosure Date (2015-04-20) is more than 3 business days from the Application Date (2015-04-15). Three business days from the Application Date is (2015-04-18). Under Regulation Z, a lender must make good faith estimates of the disclosures required by 12 CFR 1026.18 and deliver or place them in the mail not later than the 3rd business day after a lender receives a consumer's application.
									06/05/2015	Low DTI - 22.31% on fully documented file. 43% maximum DTI. ; Substantial verified reserves - Post closing reserves of $966,280.55. 261 months of PITI reserves. 9 months of PITI reserves required.
6/2/15 - The disclosures are within 3 business days from the application date of 04/15/2015 as 04/18/2015 is a Saturday and not counted as a business day by seller. Initial disclosures were provided within 3 business days of application date (Saturday excluded). RESPA 0015 Exception Cleared.
												Approved	A	A	A	A	A
300013805	162595	05/27/2015	Property	Appraisal Value is not supported by comparables	APPR 0039	1	Closed
Appraiser provided 5 Sold Comps, 1 Pending Sale and 1 Active Listings. Appraiser notes that comps used were "less than ideal". Comp distances range from .18 miles to 3.14 miles from subject. Appraiser provided only 1 Comp within 1 mile subject, however it sold 23 months prior and should not be considered. The 4 other sold comps are all over 2 miles from subject and either located across a major highway or much closer to downtown Portland. Sold comps reflect sale dates within the past 23 months, although 3 of the 5 sold comps are within 6 month guideline. Line adjustments exceed 10% guideline for Comps 2, 3 and 4 which all required a $160,000 adjustment for comparables superior location. Gross adjustments exceed 25% guideline for Comps 4 and 6 which required large adjustments for location, GLA and Quality.
Subject value is above predominate by 220%. Appraiser states subject is not an over improvement, however based on distances utilized and subjects larger GLA comments (pg 707), it does appear that subject is over improved for the neighborhood. Appraiser was able to bracket subjects GLA only by using a comparable sale that was 3 miles away in an urban neighborhood. All other comps have GLA which is significantly less than subject. Lack of similar sized comps further indicates subject is over built for the area.  Value of $1,450,000 is not adequately supported.
									06/01/2015	Low DTI - 22.31% on fully documented file. 43% maximum DTI. ; Substantial verified reserves - Post closing reserves of $966,280.55. 261 months of PITI reserves. 9 months of PITI reserves required.
5/28/15 - Received screen print out of lender conversation log reflecting "[client] has reviewed appraisal and accepted value." Exception cleared based on received 3rd Party Desk Review which reflects original appraisal value of $1,450,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. Subject value of $1,450,000 is within the high range of predominate value of $1,975,000. APPR 0039 Exception Cleared.
												Approved	A	A	A	A	A
300013805	162596	05/27/2015	Credit	Insufficient Verified Funds to Close	CRED 0016	1	Closed
Total cash required to close is $933,870.77. Cash assets verified of $794,043.82. Short funds to close of $139,826.95, which closely matching lender worksheet (pg 81) which also indicates borrower was short cash assets for closing.  Missing verification that additional assets were liquidated for closing.
									07/24/2015	Low DTI - 22.31% on fully documented file. 43% maximum DTI. ; Substantial verified reserves - Post closing reserves of $966,280.55. 261 months of PITI reserves. 9 months of PITI reserves required.
7/23/15 - Received letter of explanation for funds to close and Source of Funds Worksheet. ** Lender used 100% money market funds held in brokerage account and discounted remaining balance. Initial review discounted the entire brokerage balance at 70%. Verified money market funds reflected in brokerage statement dated 4/30/15 (pg 627).Total Liquid Assets is $1,900,151.32 when including 100% money market funds, thus confirms sufficient cash to close. CRED 0016 Exception Cleared.
												Approved	A	A	A	A	A
300016741	163241	06/02/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									06/12/2015
Excellent verified credit history - 805/789 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 01/2002. ; Excellent verified housing payment history - Credit report reflects 142 months of current and prior mortgage history paid 0x30.

6/11/15 - Received a copy of the executed recorded Mortgage Deed of Trust, Rider and legal description attachment (18 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN confirmed. DEED 0049 Exception Cleared.
												Approved	A	A	A	A	A
300016741	163245	06/02/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing documentation to evidence Special Information Handbook was provided to borrowers within 3 business days of 04/29/2015 initial application date.	06/09/2015
Excellent verified credit history - 805/789 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 01/2002. ; Excellent verified housing payment history - Credit report reflects 142 months of current and prior mortgage history paid 0x30.

6/8/15 - Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. Cleared COMP 0038 Exception due to policy of Lender confirming booklet is automatically sent to customer(s). Proof of customer signature is not required. COMP 0038 Exception Cleared.
												Approved	A	A	A	A	A
300016741	163252	06/02/2015	Credit	Insufficient Verified Funds to Close	CRED 0016	1	Closed
Borrowers are short $50924 in liquid assets for cash to close due to $54138 payment to IRS for 2014 taxes per lender worksheet pg 411.  No proof in file  that taxes were paid prior to closing.  Lender deducted payment as a non-liquid asset.  Borrowers have sufficient non-liquid assets for reserves and IRS payment.
									07/24/2015
Excellent verified credit history - 805/789 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 01/2002. ; Excellent verified housing payment history - Credit report reflects 142 months of current and prior mortgage history paid 0x30.

6/22/15 - Confirmed total verified assets are sufficient to satisfy: 9 month PITI reserve requirement for subject property, 6 months PITI reserve requirement for non-subject property, and estimated tax liability totaling $54,138 reflected on 2014 tax extension form (pg 261). It should be noted that the tax liability is estimated and that 2012/2013 tax returns reflect refunds to the borrowers (pg 262, 276) ** CRED 0016 Exception Cleared.
												Approved	A	A	A	A	A
300016741	163254	06/02/2015	Compliance	Finance charge under disclosed	COMP 0001	1	Closed
UPDATED EXCEPTION: Loan is under disclosed $484.40. Seller Credit $2500 reflected on HUD1 Line 213 in the amount of $2500 was not applied. Missing Seller Credit breakdown providing detail of credit application to fees charged. The disclosed finance charge ($593,242.28) is ($484.48) below the actual finance charge($593,726.76). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).

ORIGINAL EXCEPTION: Loan is underdisclosed by $102.41. Per TIL Itemization (pg 503), the Sub Escrow Fee of $62.50, the Courier Fee of $37.93 and $2.00 of the total Settlement Fee were not included as APR charges on the Final TIL. The disclosed finance charge ($593,242.28) is ($102.41) below the actual finance charge($593,344.69). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).
									07/24/2015
Excellent verified credit history - 805/789 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 01/2002. ; Excellent verified housing payment history - Credit report reflects 142 months of current and prior mortgage history paid 0x30.

7/23/15 - Received a copy of attachment to HUD1 that is initialed and stamped certified by the Settlement Agent. Confirmed initials/stamp agree with Settlement Agent initials/stamp reflected on the Final HUD1 statement previously received on 7/17/15. Attachment details seller closing cost credit. Applied $2500 Seller Credit as detailed, which resolved the under disclosure. COMP 0001 Exception Cleared.
												Approved	A	A	A	A	A
300016741	163255	06/02/2015	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	1	Closed
UPDATED EXCEPTION: Mortgage statement for departing residence (pg 10) reflects an escrow account, however, document does not indicate whether both taxes and insurance are included. Missing documentation to evidence both taxes and insurance are included in the mortgage payment.

ORIGINAL EXCEPTION: 1) Missing documentation to evidence HELOC payment on departure residence.  Payment sourced from credit report.  2) Online mortgage statement pg 10 does not reflect address of property or name of borrower.  Account number does match mortgage on credit report.
									07/17/2015
Excellent verified credit history - 805/789 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 01/2002. ; Excellent verified housing payment history - Credit report reflects 142 months of current and prior mortgage history paid 0x30.

7/17/15 - Received a 5-page document that reflects evidence that total mortgage payment includes an escrow account with a payment of $535.57 that includes property taxes of $353.86 per month and insurance premium of $1667.90 or $138.99 per month for insurance. ** CRED 0096 Exception Cleared.
												Approved	A	A	A	A	A
300016741	163256	06/02/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed
Missing 2014 1040 extension including $54138 payment due. UW approval pg 400 reflects that lender had the extension per the amount of tax payment due.  No extension is in loan file only 2013/2012 returns.
									06/23/2015
Excellent verified credit history - 805/789 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 01/2002. ; Excellent verified housing payment history - Credit report reflects 142 months of current and prior mortgage history paid 0x30.
											Loan file contains borrowers 2014 Application for Automatic Extension of Time to File US Individual Income Tax Returns (Pg 261). ** CRED 0082 Exception Cleared.	Approved	A	A	A	A	A
300016741	163397	06/04/2015	Credit	Guideline Exception(s)	GIDE 0001	1	Closed	File contains lender exception pg 393 to allow a higher hazard insurance deductible than the $1000 maximum allowed per lender guidelines for transactions with a HELOC loan.	06/12/2015
Excellent verified credit history - 805/789 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 01/2002. ; Excellent verified housing payment history - Credit report reflects 142 months of current and prior mortgage history paid 0x30.

6/10/15 - Received inquiry from lender which states: "Please advise what is needed to clear this condition. It appears to be a comment as written." Lender exception is in connection to 2nd lien HELOC guidelines and does not apply to first mortgage loans. There is no reference to hazard insurance deductible in the Lender Guidelines. GIDE 0001 Exception Cleared.
												Approved	A	A	A	A	A
300016741	167496	06/23/2015	Property	Placeholder for Previously Provided Third-Party Appraisal Review	PROP 0014	1	Closed	Missing 3rd Party Appraisal Review	06/23/2015
Excellent verified credit history - 805/789 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 01/2002. ; Excellent verified housing payment history - Credit report reflects 142 months of current and prior mortgage history paid 0x30.
											6/2/15 - Received 3rd Party Desk Review that reflects original appraisal value of $990,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. PROP 0014 Exception Cleared.	Approved	A	A	A	A	A
300016261	163207	06/02/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									06/10/2015
Excellent verified credit history - Middle credit score 813 (Minimum Score Required 720). Credit established 7/1983, no history of delinquency (pg 4-CBR dated 4/27/2015). ; Low LTV/CLTV - Program max LTV 65% with an actual LTV of 56.45%.; Substantial verified reserves - Post closing reserves of $11,377,684.94. 1087 months of verified PITI reserves verified. 15 months PITI reserves required. All lender reserve requirements were met.

6/8/15 - Received response from lender of: "Recorded DOT". Attached is the complete 18 page copy of the recorded Deed of Trust. Record Number XXXXX dated 5/26/2015 in xxx county, WA. ** DEED 0049 Exception Cleared.
												Funded	A	A	A	A	A
300016261	163210	06/02/2015	Compliance	Missing Final HUD-1	HUD 0001	1	Closed	Missing final HUD signed by all parties. Unable to confirm assets required to close. Credit and compliance review is not complete (pg 450-EHUD)	06/10/2015
Excellent verified credit history - Middle credit score 813 (Minimum Score Required 720). Credit established 7/1983, no history of delinquency (pg 4-CBR dated 4/27/2015). ; Low LTV/CLTV - Program max LTV 65% with an actual LTV of 56.45%.; Substantial verified reserves - Post closing reserves of $11,377,684.94. 1087 months of verified PITI reserves verified. 15 months PITI reserves required. All lender reserve requirements were met.

6/8/15 - Received response from lender of: "Final HUD". Attached in the Final HUD-1 Settlement Statement signed / stamped certified by the Settlement Agent of CW Title.  Subject property is located in a dry funding state (WA). ** HUD 0001 Exception Cleared.
												Funded	A	A	A	A	A
300016261	163215	06/02/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	06/09/2015
Excellent verified credit history - Middle credit score 813 (Minimum Score Required 720). Credit established 7/1983, no history of delinquency (pg 4-CBR dated 4/27/2015). ; Low LTV/CLTV - Program max LTV 65% with an actual LTV of 56.45%.; Substantial verified reserves - Post closing reserves of $11,377,684.94. 1087 months of verified PITI reserves verified. 15 months PITI reserves required. All lender reserve requirements were met.

6/8/15 - Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required.Cleared COMP 0038 Exception due to policy of Lender confirming booklet is automatically sent to customer(s). Proof of customer signature is not required. COMP 0038 Exception Cleared.
												Funded	A	A	A	A	A
300016261	163346	06/04/2015	Property	Placeholder for Previously Provided Third-Party Appraisal Review	PROP 0014	1	Closed
6/2/15 - Received 3rd Party Desk Review that reflects original appraisal value of $3,450,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. PROP 0014 Exception Cleared.
									06/08/2015
Excellent verified credit history - Middle credit score 813 (Minimum Score Required 720). Credit established 7/1983, no history of delinquency (pg 4-CBR dated 4/27/2015). ; Low LTV/CLTV - Program max LTV 65% with an actual LTV of 56.45%.; Substantial verified reserves - Post closing reserves of $11,377,684.94. 1087 months of verified PITI reserves verified. 15 months PITI reserves required. All lender reserve requirements were met.

6/2/15 - Received 3rd Party Desk Review that reflects original appraisal value of $3,450,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. PROP 0014 Exception Cleared.
												Funded	A	A	A	A	A
300016297	163927	06/08/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									06/19/2015
Income verified was not used in qualifying - Borrower qualified in 2014 and 2013 income average of $xxxx/mo.  2014 and 2015 YTD income is averaging $xxxx/mo, however more conservative income approach was used to qualify. ; Low DTI - 30.54% DTI on fully documented file. 43% maximum allowed per guidelines. ; None - No other significant compensating factors. Borrower credit score is just above minimum with some minor derogatory, reserves are just above minimum, borrower on current job less than 2 years.

6/18/15 - Received response from lender of: "Rec DOT". Attached is a complete copy of the recorded Deed of Trust. County recordation date 6/2/15. ** Copy of recorded DOT confirms recording is complete. Confirmed APN. ** DEED 0049 Exception Cleared.
												Funded	A	A	A	A	A
300016297	163929	06/08/2015	Compliance	Affiliated Business Disclosure Is Not Executed	COMP 0036	2	Acknowledged	Affiliated Business Disclosures in file (pgs 685, 686) are not executed by the borrower. Missing signed Affiliated Business Disclosure.
Income verified was not used in qualifying - Borrower qualified in 2014 and 2013 income average of $xxxx/mo.  2014 and 2015 YTD income is averaging $xxxx/mo, however more conservative income approach was used to qualify. ; Low DTI - 30.54% DTI on fully documented file. 43% maximum allowed per guidelines. ; None - No other significant compensating factors. Borrower credit score is just above minimum with some minor derogatory, reserves are just above minimum, borrower on current job less than 2 years.
												Funded	B	B	B	B	B
300016297	163930	06/08/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	07/13/2015
Income verified was not used in qualifying - Borrower qualified in 2014 and 2013 income average of $xxxx/mo.  2014 and 2015 YTD income is averaging $xxxx/mo, however more conservative income approach was used to qualify. ; Low DTI - 30.54% DTI on fully documented file. 43% maximum allowed per guidelines. ; None - No other significant compensating factors. Borrower credit score is just above minimum with some minor derogatory, reserves are just above minimum, borrower on current job less than 2 years.

6/18/15 -Attached is the banks LQ.Net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.
												Funded	A	A	A	A	A
300016297	163931	06/08/2015	Compliance	Missing Final HUD-1	HUD 0001	1	Closed	No final HUD provided in file. Estimated HUD (pg 400) used for data entry. Unable to confirm assets required to close. Credit and compliance review is not complete.	06/25/2015
Income verified was not used in qualifying - Borrower qualified in 2014 and 2013 income average of $xxxx/mo.  2014 and 2015 YTD income is averaging $xxxx/mo, however more conservative income approach was used to qualify. ; Low DTI - 30.54% DTI on fully documented file. 43% maximum allowed per guidelines. ; None - No other significant compensating factors. Borrower credit score is just above minimum with some minor derogatory, reserves are just above minimum, borrower on current job less than 2 years.
											6/19/15 - Received response from lender of: "Final HUD". Attached is a copy of the Final HUD1 Settlement Statement signed and stamped certified by the settlement agent.** HUD 0001 Exception Cleared.	Funded	A	A	A	A	A
300016297	163949	06/09/2015	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing Closing Protection Letter provided by title insurer. Subject is located in California.	07/13/2015
Income verified was not used in qualifying - Borrower qualified in 2014 and 2013 income average of $xxxx/mo.  2014 and 2015 YTD income is averaging $xxxx/mo, however more conservative income approach was used to qualify. ; Low DTI - 30.54% DTI on fully documented file. 43% maximum allowed per guidelines. ; None - No other significant compensating factors. Borrower credit score is just above minimum with some minor derogatory, reserves are just above minimum, borrower on current job less than 2 years.
											6/18/15 - Received response from lender of: "CPL". Attached is a copy of the Closing Protection Letter dated 6/18/15. ** TITL 0005 Exception Cleared.	Funded	A	A	A	A	A
300016297	163954	06/09/2015	Property	Placeholder for Previously Provided Third-Party Appraisal Review	PROP 0014	1	Closed	Missing 3rd Party Desk Review	06/19/2015
Income verified was not used in qualifying - Borrower qualified in 2014 and 2013 income average of $xxxx/mo.  2014 and 2015 YTD income is averaging $xxxx/mo, however more conservative income approach was used to qualify. ; Low DTI - 30.54% DTI on fully documented file. 43% maximum allowed per guidelines. ; None - No other significant compensating factors. Borrower credit score is just above minimum with some minor derogatory, reserves are just above minimum, borrower on current job less than 2 years.
											6/5/15 - Received 3rd Party Desk Review that reflects original appraisal value of $900,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. PROP 0014 Exception Cleared.	Funded	A	A	A	A	A
300016297	163965	06/09/2015	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	APP 0006	1	Closed
Borrower is listed as Self Employed with current and prior employer on final 1003. Borrower does not meet the requirements for self employed consideration as stated in Appendix Q, as borrower does not own greater than 25% of employer.  Borrower is xxxx,  paid with 1099 and files Sch C for tax purposes, however the borrower is an listed as XXX on VVOE. No evidence borrower has any ownership in current or prior employer. Borrower would not be considered self employed.
									06/25/2015
Income verified was not used in qualifying - Borrower qualified in 2014 and 2013 income average of $xxxx/mo.  2014 and 2015 YTD income is averaging $xxxx/mo, however more conservative income approach was used to qualify. ; Low DTI - 30.54% DTI on fully documented file. 43% maximum allowed per guidelines. ; None - No other significant compensating factors. Borrower credit score is just above minimum with some minor derogatory, reserves are just above minimum, borrower on current job less than 2 years.

6/24/15 - Received response from lender of: "Amended Final 1003 Removing SE Indicator". Attached is the copy of the amended 1003 application with the self employment indicator not marked.  Amended 1003 application is executed by the borrower and dated 6/23/15. ** APP 0006 Exception Cleared.
												Funded	A	A	A	A	A
300016297	167187	06/22/2015	Compliance	HUD-1 is Incomplete	HUD 0024	1	Closed	Copy of the Final HUD1 Settlement Statement signed and stamped certified by the settlement agent is incomplete. Images were cutoff on pages 2,3,4, and 7 in the attachment received post close 6/19/15.	06/25/2015
Income verified was not used in qualifying - Borrower qualified in 2014 and 2013 income average of $xxxx/mo.  2014 and 2015 YTD income is averaging $xxxx/mo, however more conservative income approach was used to qualify. ; Low DTI - 30.54% DTI on fully documented file. 43% maximum allowed per guidelines. ; None - No other significant compensating factors. Borrower credit score is just above minimum with some minor derogatory, reserves are just above minimum, borrower on current job less than 2 years.

6/24/15 - Received response from lender of: "Final HUD 1st and 2nd". Attached is a complete copy of the Final HUD1 Settlement Statement for the subject transaction that is signed and stamped certified by the Settlement Agent. ** HUD 0024 Exception Cleared.
												Funded	A	A	A	A	A
300016301	163856	06/08/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing documentation to evidence Special Information Handbook was provided to borrowers within 3 business days of 04/13/2015 initial application date.	06/16/2015
Substantial verified reserves - Post closing reserves of $126245/28.85 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 811 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 06/1997. ; Excellent verified housing payment history - Credit report reflects 150 months of prior mortgage history from 01/02-07/14 paid 0x30 and 9 months 0x30 current rental payment history per VOR.
											6/15/15 - Cleared COMP 0038 Exception due to policy of Lender confirming booklet is automatically sent to customer(s). Proof of customer signature is not required.	Funded	A	A	A	A	A
300016301	163900	06/08/2015	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed
Missing Certificate of Occupancy for subject property which is new construction. Lender provided a City inspection report (pg 12) which does not reflect completion and final building inspection date is blank. Inspection states occupancy not allowed until Certificate of Occupancy is issued.
									06/26/2015
Substantial verified reserves - Post closing reserves of $126245/28.85 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 811 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 06/1997. ; Excellent verified housing payment history - Credit report reflects 150 months of prior mortgage history from 01/02-07/14 paid 0x30 and 9 months 0x30 current rental payment history per VOR.
											6/25/15 - Building Dept Final signed off on 5/20/15. Per City inspection record, occupancy is permitted after Building Final is signed off. ** PROP 0012 Exception Cleared.	Funded	A	A	A	A	A
300016301	164078	06/09/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $930,000 is supported. CDA provided in file is dated 5/15/2015 which is prior to closing on 5/23/2015. No post closing CDA provided.	06/26/2015
Substantial verified reserves - Post closing reserves of $126245/28.85 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 811 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 06/1997. ; Excellent verified housing payment history - Credit report reflects 150 months of prior mortgage history from 01/02-07/14 paid 0x30 and 9 months 0x30 current rental payment history per VOR.
											6/5/15 - Received 3rd Party Desk Review that reflects original appraisal value of $930,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Funded	A	A	A	A	A
300016301	164081	06/09/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									06/19/2015
Substantial verified reserves - Post closing reserves of $126245/28.85 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 811 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 06/1997. ; Excellent verified housing payment history - Credit report reflects 150 months of prior mortgage history from 01/02-07/14 paid 0x30 and 9 months 0x30 current rental payment history per VOR.

6/18/15 - Received response from lender of:"Rec DOT". Attached is a complete copy of the recorded Deed of Trust. County recordation date 5/28/15. ** Copy of the recorded DOT confirms recording is complete. Confirmed APN ** DEED 0049 Exception Cleared.
												Funded	A	A	A	A	A
300016298	164140	06/09/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									06/22/2015
Excellent verified credit history - 753/770 qualifying credit scores.  740 minimum score required per guidelines. No material derogatory credit. Credit file dates back to 11/1991. ; Excellent verified housing payment history - 26 Months 0x30 rental payment history per VOR.  Prior 204 months mortgage history 0x30 (except 1x30 08/08) back to 11/96.

6/22/15 - Received response from lender of: "Rec DOT". Attached is the complete copy of the recorded DOT. County recordation date is 6/4/15. ** Confirmed borrower(s) name, loan amount, subject property address, and APN. Recorded copy of the DOT confirms recording is complete. ** DEED 0049 Exception Cleared.
												Funded	A	A	A	A	A
300016298	164141	06/09/2015	Compliance	Missing Final HUD-1	HUD 0001	1	Closed	No final HUD provided in file. Unable to confirm assets required to close. Estimated HUD1 pg 469 used for review. Credit and compliance review is not complete.	06/24/2015
Excellent verified credit history - 753/770 qualifying credit scores.  740 minimum score required per guidelines. No material derogatory credit. Credit file dates back to 11/1991. ; Excellent verified housing payment history - 26 Months 0x30 rental payment history per VOR.  Prior 204 months mortgage history 0x30 (except 1x30 08/08) back to 11/96.

6/23/15 - Received response from lender of: "Final HUD 1st and 2nd". Attached are complete copies of the Final HUD1 Settlement Statements for the 1st and 2nd mortgages that are both signed and stamped certified by the Settlement Agent. ** Loan remains under disclosed ** HUD 0001 Exception Cleared.
												Funded	A	A	A	A	A
300016298	164144	06/09/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed
Missing required 3rd party appraisal analysis to reflect value of $1,260,000 is supported. CDA provided in file is dated 05/08/2015 which is prior to closing on 06/03/2015. No post closing CDA provided.

									07/30/2015
Excellent verified credit history - 753/770 qualifying credit scores.  740 minimum score required per guidelines. No material derogatory credit. Credit file dates back to 11/1991. ; Excellent verified housing payment history - 26 Months 0x30 rental payment history per VOR.  Prior 204 months mortgage history 0x30 (except 1x30 08/08) back to 11/96.
											6/9/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,260,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. PROP 0014 Exception Cleared.	Funded	A	A	A	A	A
300016298	164146	06/09/2015	Compliance	Affiliated Business Disclosure Is Not Executed	COMP 0036	2	Acknowledged	Missing evidence that Affiliated Business Disclosure was provided to borrower within 3 days of 04/17/15 loan application date. Affiliated Business Disclosure (pg 691) is unsigned.
Excellent verified credit history - 753/770 qualifying credit scores.  740 minimum score required per guidelines. No material derogatory credit. Credit file dates back to 11/1991. ; Excellent verified housing payment history - 26 Months 0x30 rental payment history per VOR.  Prior 204 months mortgage history 0x30 (except 1x30 08/08) back to 11/96.
												Funded	B	B	B	B	B
300016298	164147	06/09/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing documentation to evidence Special Information Handbook was provided to borrowers within 3 business days of 04/14/2015 initial application date.	07/21/2015
Excellent verified credit history - 753/770 qualifying credit scores.  740 minimum score required per guidelines. No material derogatory credit. Credit file dates back to 11/1991. ; Excellent verified housing payment history - 26 Months 0x30 rental payment history per VOR.  Prior 204 months mortgage history 0x30 (except 1x30 08/08) back to 11/96.

6/20/15 -Attached is the banks LQ.Net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.
												Funded	A	A	A	A	A
300016298	164168	06/10/2015	Compliance	Finance charge under disclosed	COMP 0001	1	Closed
AMENDED EXCEPTION: Loan is under disclosed $6828.45. Final HUD1 (Line 208  and 209) reflects Seller Credits totaling $12,000. No HUD1 addendum signed and stamped certified by the Settlement Agent was provided with detail on how the credit should be applied. The disclosed finance charge ($750,696.49) is ($6,828.45) below the actual finance charge($757,524.94). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).

ORIGINAL EXCEPTION: The disclosed finance charge ($750,696.49) is ($6,853.45) below the actual finance charge($757,549.94)  Estimated HUD1 pg 469 reflects $88.80 Lender RESPA cure and $12000 seller credit not applied to points and fees. Final compliance results are pending review of final HUD and detail of Closing Cost credits.
									07/30/2015
Excellent verified credit history - 753/770 qualifying credit scores.  740 minimum score required per guidelines. No material derogatory credit. Credit file dates back to 11/1991. ; Excellent verified housing payment history - 26 Months 0x30 rental payment history per VOR.  Prior 204 months mortgage history 0x30 (except 1x30 08/08) back to 11/96.

7/30/15 - Received response from lender of "Final HUD1". Attached is four page final CTC HUD1 with page 4/4 reflecting a breakdown of the Seller credit of $10,000 + $2000 that is included in the $4662 credit on line #209 and itemized on page 4/4 as well.  Credits applied  and under disclosed finance charge was cured with the Seller credits that applied to the prepaid finance charges.  COMP 0001 Exception Cleared.
												Funded	A	A	A	A	A
300016298	164217	06/10/2015	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed
1) Missing documentation to evidence Borrower had access to unvested and restricted stock in xxxx account.  Per 03/31/15 statement (pg 98) account balance is $3.70 and does not include unvested and restricted stock.  Borrower liquidated stock 05/21/15 (pg 812, sourced pg 101) for $36500 deposit to escrow per line 206 on HUD1 and receipt pg 228.   Missing documentation to evidence borrower had access to restricted stock after 03/31/15.  2) Missing updated 401K statement reflecting account balance after 05/21/15 401K loan.  Statement in file is dated 03/31/15.
									06/23/2015
Excellent verified credit history - 753/770 qualifying credit scores.  740 minimum score required per guidelines. No material derogatory credit. Credit file dates back to 11/1991. ; Excellent verified housing payment history - 26 Months 0x30 rental payment history per VOR.  Prior 204 months mortgage history 0x30 (except 1x30 08/08) back to 11/96.

6/22/15 -Minimum reserve requirement satisfied. No Per lender guidelines 12 Months PITIA reserves required for loan amounts of $1,000,001 - $1,500,000 with an LTV less than or equal to 80%. 1008 reflects lender required 18 months reserves (pg 309). Confirmed 18.84 months reserves verified. ** CRED 0083 Exception Cleared.

												Funded	A	A	A	A	A
300016298	164218	06/10/2015	Credit	Insufficient verified reserves	CRED 0100	1	Closed
24 months reserves required for 89% CLTV=$189,440.16.  Borrowers have $148,748.62 in documented reserves. Borrowers are short $40,691.54/5.16 months in reserves.  Per lender approval pg 308 and 1008 pg 309 lender only verified/required 18 months reserves.
									06/23/2015
Excellent verified credit history - 753/770 qualifying credit scores.  740 minimum score required per guidelines. No material derogatory credit. Credit file dates back to 11/1991. ; Excellent verified housing payment history - 26 Months 0x30 rental payment history per VOR.  Prior 204 months mortgage history 0x30 (except 1x30 08/08) back to 11/96.

6/22/15 - Per lender guidelines 12 Months PITIA reserves required for loan amounts of $1,000,001 - $1,500,000 with an LTV less than or equal to 80%. 1008 reflects lender required 18 months reserves (pg 309). Confirmed 18.84 months reserves verified. ** CRED 0100 Exception Cleared.

												Funded	A	A	A	A	A
300016298	167328	06/22/2015	Compliance	Special Information Handbook Not Provided Within 3 Business Days	COMP 0039	1	Closed	Missing documentation to evidence Special Information Handbook was provided to borrowers within 3 business days of 04/14/2015 initial application date.	06/22/2015
Excellent verified credit history - 753/770 qualifying credit scores.  740 minimum score required per guidelines. No material derogatory credit. Credit file dates back to 11/1991. ; Excellent verified housing payment history - 26 Months 0x30 rental payment history per VOR.  Prior 204 months mortgage history 0x30 (except 1x30 08/08) back to 11/96.

6/20/15 - Attached is the banks LQ.Net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required.Proof of customer signature is not required, thus exception cleared. **  COMP 0039 Exception Cleared.
												Funded	A	A	A	A	A
300019869	165828	06/17/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									07/14/2015
Low DTI - 33.11% on fully documented file. Maximum DTI per guidelines 43%.; Excellent verified credit history - Middle credit scores 772/758 exceeds guideline minimum of 740. Credit established 8/1999 with no history of delinquency (pg 1-CBR dated 4/27/2015). ; Income verified was not used in qualifying - Borrower has bonus income of $xxxx/mo average over the past 24 months per VOE which was not used in qualifying.

7/4/15 - Received a copy of the executed recorded Mortgage Deed of Trust with legal description and Riders (19 total pages) to confirm Mortgage / Deed of Trust recording has been completed however APN number on first page of the recorded Deed of Trust is incorrect. Deed of Trust APN does not agree with Title commitment (pg 225) and 3rd party CDA APN. DEED 0049 Exception Remains.;
7/13/15 - Received response from lender of: "Corrected DOT". Attached is a copy of the previously recorded Deed of Trust with the tax account number lined through and correct APN captured. Attached lender memo dated 7/13/15 states: "This is our letter of intent to re-record the Deed of Trust for borrowers. We have corrected the tax number". ** Confirmed corrected APN. DEED 0049 Exception Cleared.
												Funded	A	A	A	A	A
300019869	165833	06/17/2015	Compliance	Missing Final HUD-1	HUD 0001	1	Closed	No final HUD provided in file (pg 442-EHUD). Unable to confirm assets required to close and final terms of purchase. Credit and compliance review is not complete.	07/14/2015
Low DTI - 33.11% on fully documented file. Maximum DTI per guidelines 43%.; Excellent verified credit history - Middle credit scores 772/758 exceeds guideline minimum of 740. Credit established 8/1999 with no history of delinquency (pg 1-CBR dated 4/27/2015). ; Income verified was not used in qualifying - Borrower has bonus income of $xxxx/mo average over the past 24 months per VOE which was not used in qualifying.

6/25/15 - Received response from lender of: "Final HUD". Attached is a complete copy of the Final HUD1 Settlement Statement for subject transaction that is signed and stamped certified by the Settlement Agent. ** HUD 0001 Exception Cleared.
												Funded	A	A	A	A	A
300019869	165836	06/17/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $635,000 is supported. No post closing CDA provided.	07/14/2015
Low DTI - 33.11% on fully documented file. Maximum DTI per guidelines 43%.; Excellent verified credit history - Middle credit scores 772/758 exceeds guideline minimum of 740. Credit established 8/1999 with no history of delinquency (pg 1-CBR dated 4/27/2015). ; Income verified was not used in qualifying - Borrower has bonus income of $xxxx/mo average over the past 24 months per VOE which was not used in qualifying.

6/18/15 - Received 3rd Party Desk Review that reflects original appraisal value of $635,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. ** APPR 0040 Exception Cleared.
												Funded	A	A	A	A	A
300019869	165849	06/17/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed
Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date. Memo dated 6/13/15 on company letterhead (pg 354) states: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required".  Memo from lender does not confirm HUD Settlement booklet was sent within 3 business days. Lender documentation should confirm date disclosures are provided to the borrower.
									07/06/2015
Low DTI - 33.11% on fully documented file. Maximum DTI per guidelines 43%.; Excellent verified credit history - Middle credit scores 772/758 exceeds guideline minimum of 740. Credit established 8/1999 with no history of delinquency (pg 1-CBR dated 4/27/2015). ; Income verified was not used in qualifying - Borrower has bonus income of $xxxx/mo average over the past 24 months per VOE which was not used in qualifying.

7/4/15 - Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required.  Cleared COMP 0038 Exception due to policy of Lender confirming booklet is automatically sent to customer(s). Proof of customer signature is not required. COMP 0038 Exception Cleared.
												Funded	A	A	A	A	A
300019869	165884	06/17/2015	Property	Missing Final 442 Certificate of Completion with Final Photos	APPR 0032	1	Closed	Appraisal made Subject to installation of fencing and air conditioning (pg 262). File is missing the Final 442 Certificate of Completion with Final Photos.	07/14/2015
Low DTI - 33.11% on fully documented file. Maximum DTI per guidelines 43%.; Excellent verified credit history - Middle credit scores 772/758 exceeds guideline minimum of 740. Credit established 8/1999 with no history of delinquency (pg 1-CBR dated 4/27/2015). ; Income verified was not used in qualifying - Borrower has bonus income of $xxxx/mo average over the past 24 months per VOE which was not used in qualifying.

6/25/15 - Received response from lender of: "442". Attached is a copy of the Appraisal Update / Completion Report for the subject property with inspection date of 6/11/15. Certification of Completion is marked with appraiser notes stating: "AC installed. Fencing and gates complete". 4 total photos of AC Unit, Gates, and Fencing provided. ** APPR 0032 Exception Cleared.
												Funded	A	A	A	A	A
300019869	165902	06/17/2015	Credit	Missing Evidence of sale of property owned	HUD 0011	1	Closed
File contains the Estimated Sellers HUD for departing primary residence (pg 124). No supplemental credit report provided evidencing 1st and 2nd Mortgages were paid in full. Copy of final HUD to evidence sale is required to exclude departing residence PITI from the liability calculation and to include proceeds in reserves. Without final HUD on sale borrower does not meet DTI or reserve requirements.
									07/17/2015
Low DTI - 33.11% on fully documented file. Maximum DTI per guidelines 43%.; Excellent verified credit history - Middle credit scores 772/758 exceeds guideline minimum of 740. Credit established 8/1999 with no history of delinquency (pg 1-CBR dated 4/27/2015). ; Income verified was not used in qualifying - Borrower has bonus income of $xxxx/mo average over the past 24 months per VOE which was not used in qualifying.

7/15/15 - Received copy of sellers Final HUD1 Settlement Statement that is signed and stamped certified by the Settlement Agent for departing residence.** Confirmed Settlement date for departing residence 6/10/15 is prior to subject transaction disbursement date of 6/11/15. Final HUD1 reflects payoff for first and second mortgages (HUD Line 504 and 505),Funds to Close Purchase (HUD1 Line 1304) $68,015.49 with additional $8224.54 cash to seller. Sellers Final HUD1 Settlement Statement evidences mortgage payoff for departing residence and source of funds for reserves. HUD 0011 Exception Cleared.
												Funded	A	A	A	A	A
300019869	165971	06/17/2015	Compliance	10% Tolerance Violation between GFE and HUD1	RESPA 0009	1	Closed
AMENDED EXCEPTION: Final HUD1/GFE Comparison reflects an increase of 12.2343%  to charges that cannot increase more than 10%. Missing amended GFE or evidence that lender provided cure for tolerance.

ORIGINAL EXCEPTION: Estimated HUD/GFE Comparison reflects an increase of 12.98%  to Charges that cannot increase more than 10% (pg 442,378). Final HUD1 is missing, unable to confirm findings. Final compliance audit is pending review of Final HUD.
									07/16/2015
Low DTI - 33.11% on fully documented file. Maximum DTI per guidelines 43%.; Excellent verified credit history - Middle credit scores 772/758 exceeds guideline minimum of 740. Credit established 8/1999 with no history of delinquency (pg 1-CBR dated 4/27/2015). ; Income verified was not used in qualifying - Borrower has bonus income of $xxxx/mo average over the past 24 months per VOE which was not used in qualifying.

7/13/15 - Compliance testing rerun with lender/seller credits applied as detailed on the revised Final HUD1 Settlement Statement and included Seller Closing Cost credit detail. RESPA 0009 Exception Cleared.
												Funded	A	A	A	A	A
300019869	165972	06/17/2015	Compliance	Box 2. - Interest rate charge cannot increase on HUD1	RESPA 0011	1	Closed
UPDATED EXCEPTION:
Based on Final HUD received on 07/04/15, HUD reflects an increase to the loan discount fee from the GFE disclosed fee of $4445 (GFE # 2 pg 379) to $5394.96 (HUD Line 801 pg 442). Missing amended GFE or evidence that lender provided cure for tolerance.

ORIGINAL EXCEPTION:
Estimated HUD reflects an increase to the loan discount fee from the GFE disclosed fee of $4445 (GFE # 2 pg 379) to $5394.96 (HUD Line 801 pg 442). Final HUD1 is missing, unable to confirm findings. Final compliance audit is pending review of Final HUD.
									07/16/2015
Low DTI - 33.11% on fully documented file. Maximum DTI per guidelines 43%.; Excellent verified credit history - Middle credit scores 772/758 exceeds guideline minimum of 740. Credit established 8/1999 with no history of delinquency (pg 1-CBR dated 4/27/2015). ; Income verified was not used in qualifying - Borrower has bonus income of $xxxx/mo average over the past 24 months per VOE which was not used in qualifying.

7/13/15 - Received response from lender of: "Amended Final HUD". Attached is a copy of revised Final HUD1 Settlement Statement.Compliance testing rerun with lender/seller credits applied as provided on the revised Final HUD1 Settlement Statement and Seller Closing Cost credit detail. RESPA 0011 Exception Cleared.
												Funded	A	A	A	A	A
300019869	165973	06/17/2015	Compliance	Box A. - Adjusted origination charge cannot increase on HUD1	RESPA 0012	1	Closed
UPDATED EXCEPTION
Based on Final HUD received on 07/04/15, HUD/GFE Comparison reflects an increase to adjusted origination charge (pg 442, 378) from $5390 to $6339.96. Missing amended GFE or evidence that lender provided cure for tolerance.

ORIGINAL EXCEPTION:
Estimated HUD/GFE Comparison reflects an increase to adjusted origination charge (pg 442, 378). Final HUD1 is missing, unable to confirm findings. Final compliance audit is pending review of Final HUD.
									07/16/2015
Low DTI - 33.11% on fully documented file. Maximum DTI per guidelines 43%.; Excellent verified credit history - Middle credit scores 772/758 exceeds guideline minimum of 740. Credit established 8/1999 with no history of delinquency (pg 1-CBR dated 4/27/2015). ; Income verified was not used in qualifying - Borrower has bonus income of $xxxx/mo average over the past 24 months per VOE which was not used in qualifying.

7/13/15 - Received response from lender of: "Amended Final HUD". Attached is a copy of revised Final HUD1 Settlement Statement that is signed and stamped certified by the Settlement Agent. Compliance testing rerun with lender/seller credits applied as provided on the revised Final HUD1 Settlement Statement and Seller Closing Cost credit detail. RESPA 0012 Exception Cleared.
												Funded	A	A	A	A	A
300019869	165980	06/17/2015	Compliance	Finance charge under disclosed	COMP 0001	2	Acknowledged
AMENDED EXCEPTION: Based on Final HUD received, loan is still under disclosed but for a lower amount of $669.80. Final HUD1 reflects Seller Credit $1500 (HUD Line 213) and Lender Credit $1500 (HUD Line 2015) however, no breakdown was provided in the file to determine what portion, if any apply to the borrowers prepaid costs thus none was applied.  Missing HUD1 addendum prepared and signed / stamped certified by the Settlement Agent detailing how credits should be applied. The disclosed finance charge ($385,955.00) is ($669.80) below the actual finance charge($386,624.80). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).

ORIGINAL EXCEPTION: Based on the Estimated HUD (pg 442) finance charges are under disclosed $1664. HUD1 reflects a Lender Credit in the amount of $1500 (Line 205) and Seller Credit in the amount of $1500 (Line 213). Lender and Seller credits were not applied. A HUD addendum detailing how credits were applied was not provided. Final compliance audit is pending review of Final HUD. The disclosed finance charge ($385,955.00) is ($1,644.00) below the actual finance charge($387,599.00). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).

Low DTI - 33.11% on fully documented file. Maximum DTI per guidelines 43%.; Excellent verified credit history - Middle credit scores 772/758 exceeds guideline minimum of 740. Credit established 8/1999 with no history of delinquency (pg 1-CBR dated 4/27/2015). ; Income verified was not used in qualifying - Borrower has bonus income of $xxxx/mo average over the past 24 months per VOE which was not used in qualifying.
												Funded	B	B	B	B	B
300021805	167797	06/24/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									07/07/2015
Substantial verified reserves - Post closing reserves of $186,806/45.10 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 813/801 qualifying credit scores.  740 minimum score required per guidelines. No derogatory credit. Credit file dates back to 10/1193. ; Excellent verified housing payment history - Credit report reflects 79 months of prior mortgage history paid 0x30. Cancelled checks to verify  current 24 months 0x30 rental payment history.

7/4/15 - Received response from lender of: "Rec DOT". Attached is a complete copy of the recorded Deed of Trust for both 1st and 2nd mortgages. County recordation date is 6/15/15. ** Confirmed APN. Recorded copy of the DOT evidences recording has been completed. ** DEED 0049 Exception Cleared.
												Funded	A	A	A	A	A
300021805	167798	06/24/2015	Compliance	Missing Final HUD-1	HUD 0001	1	Closed	No final HUD provided in file. Estimated HUD provided (pg 553). Unable to confirm assets required to close. Credit and compliance review is not complete.	07/17/2015
Substantial verified reserves - Post closing reserves of $186,806/45.10 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 813/801 qualifying credit scores.  740 minimum score required per guidelines. No derogatory credit. Credit file dates back to 10/1193. ; Excellent verified housing payment history - Credit report reflects 79 months of prior mortgage history paid 0x30. Cancelled checks to verify  current 24 months 0x30 rental payment history.

7/4/15 - Received response from lender of: "Final HUD". Attached is a complete copy of the Final HUD1 Settlement Statements for 1st and 2nd mortgages that have been signed and stamped certified by the Settlement Agent. ** HUD 0001 Exception Cleared.
												Funded	A	A	A	A	A
300021805	167800	06/24/2015	Compliance	HUD-1 is not executed by Closing Agent or Stamped CTC	HUD 0005	1	Closed	Estimated HUD1 pg 553 used for review is not executed by closing agent or stamped as a certified copy. (Additional estimated HUD1 in file are not executed either.)	07/17/2015
Substantial verified reserves - Post closing reserves of $186,806/45.10 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 813/801 qualifying credit scores.  740 minimum score required per guidelines. No derogatory credit. Credit file dates back to 10/1193. ; Excellent verified housing payment history - Credit report reflects 79 months of prior mortgage history paid 0x30. Cancelled checks to verify  current 24 months 0x30 rental payment history.

7/4/15 - Received response from lender of: "Final HUD". Attached is a complete copy of the Final HUD1 Settlement Statements for 1st and 2nd mortgages that have been signed and stamped certified by the Settlement Agent. ** HUD 0005 Exception Cleared.
												Funded	A	A	A	A	A
300021805	167807	06/24/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing documentation to evidence Special Information Handbook was provided to borrowers within 3 business days of 05/08/2015 initial application date	07/06/2015
Substantial verified reserves - Post closing reserves of $186,806/45.10 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 813/801 qualifying credit scores.  740 minimum score required per guidelines. No derogatory credit. Credit file dates back to 10/1193. ; Excellent verified housing payment history - Credit report reflects 79 months of prior mortgage history paid 0x30. Cancelled checks to verify  current 24 months 0x30 rental payment history.

7/4/15 - Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. * Cleared COMP 0038 Exception due to policy of Lender confirming booklet is automatically sent to customer(s). Proof of customer signature is not required. COMP 0038 Exception Cleared.
												Funded	A	A	A	A	A
300021805	167809	06/24/2015	Compliance	Affiliated Business Disclosure Not Provided Within 3 Business Days of Application	COMP 0035	2	Acknowledged
Borrower executed Affiliated Business Disclosure (pg 609) dated 03/06/2015 was signed by borrowers at closing on 06/11/2015.  Loan application date is 05/08/2015. Additional copy of disclosure in file (pg 778) date stamped 05/08/2015 is not signed by borrowers.

Substantial verified reserves - Post closing reserves of $186,806/45.10 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 813/801 qualifying credit scores.  740 minimum score required per guidelines. No derogatory credit. Credit file dates back to 10/1193. ; Excellent verified housing payment history - Credit report reflects 79 months of prior mortgage history paid 0x30. Cancelled checks to verify  current 24 months 0x30 rental payment history.
												Funded	B	B	B	B	B
300021805	167832	06/24/2015	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed
Missing 06/08/2015 credit supplement (per lender approval pg 329) reflectingauto lease is paid and closed.  Updated credit report dated 06/08/2015 (pg 55) reflects auto lease, last reporting in 2012, is still open with a $359 balance. Lender omitted payment from DTI without required documentation the account is paid and closed.
									07/07/2015
Substantial verified reserves - Post closing reserves of $186,806/45.10 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 813/801 qualifying credit scores.  740 minimum score required per guidelines. No derogatory credit. Credit file dates back to 10/1193. ; Excellent verified housing payment history - Credit report reflects 79 months of prior mortgage history paid 0x30. Cancelled checks to verify  current 24 months 0x30 rental payment history.
											7/6/15 - Received response from lender of: "XX lease paid in full". Attached is a copy of supplemental credit report dated 6/8/15 reflecting auto lease paid and closed. ** CRED 0093 Exception Cleared.	Funded	A	A	A	A	A
300021805	167849	06/24/2015	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed	Missing source and supporting documentation of 04/08/15 $20,000 deposit into Fidelity 2846 cash account (pg 101).	07/07/2015
Substantial verified reserves - Post closing reserves of $186,806/45.10 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 813/801 qualifying credit scores.  740 minimum score required per guidelines. No derogatory credit. Credit file dates back to 10/1193. ; Excellent verified housing payment history - Credit report reflects 79 months of prior mortgage history paid 0x30. Cancelled checks to verify  current 24 months 0x30 rental payment history.

7/6/15 - Received response from lender of: "Source Doc". Attached is a copy of the borrowers checking account statement dated 4/30/15. Statement reflects an ACH Debit in the amount of $20,000 on 4/8 to brokerage account. ** Bank statement evidences source of funds prior to loan consummation. ** CRED 083 Exception Cleared.
												Funded	A	A	A	A	A
300021805	167853	06/24/2015	Compliance	Missing Interim GFE Due to Lock Event	RESPA 0016	1	Closed	Initial rate lock is 05/17/2015 per pg 498. Revised GFE issued 05/21/2015 pg 474 is not within 3 days of rate lock date.	07/17/2015
Substantial verified reserves - Post closing reserves of $186,806/45.10 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 813/801 qualifying credit scores.  740 minimum score required per guidelines. No derogatory credit. Credit file dates back to 10/1193. ; Excellent verified housing payment history - Credit report reflects 79 months of prior mortgage history paid 0x30. Cancelled checks to verify  current 24 months 0x30 rental payment history.

7/15/15 - Lender states if lock date falls on Sunday then the effective lock date is the following business day. GFE dated 5/21/15 was issued within 3 business days of lenders effective lock date. RESPA 0016 Exception Cleared.

												Funded	A	A	A	A	A
300013104	167423	06/22/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									07/07/2015
Substantial verified reserves - Post closing reserves of 128,756 of PITI reserves verified.  $60,142 (9 months for subject and 6 months for retained departure) required per guidelines. All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 107 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 800/800 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 09/1999.

7/4/15 - Received a copy of the executed recorded Mortgage Deed of Trust, Riders and legal description attachment (19 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN confirmed. DEED 0049 Exception Cleared.
												Funded	A	A	A	A	A
300013104	167424	06/23/2015	Compliance	Missing Final HUD-1	HUD 0001	1	Closed	No final HUD provided in file. All HUD documents are marked as Estimated. Unable to confirm assets required to close and final terms of contract. Credit and compliance review is not complete.	07/20/2015
Substantial verified reserves - Post closing reserves of 128,756 of PITI reserves verified.  $60,142 (9 months for subject and 6 months for retained departure) required per guidelines. All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 107 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 800/800 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 09/1999.
											7/7/15 - Received a HUD marked Final, signed and stamped CTC by settlement agent. Reserves required met. Credit and compliance review complete. HUD 0001 Exception Cleared.	Funded	A	A	A	A	A
300013104	167429	06/23/2015	Compliance	Affiliated Business Disclosure Is Not Executed	COMP 0036	2	Acknowledged
UPDATED EXCEPTION:
Missing evidence that affiliated business disclosure is provided within 3 business days of application date.

ORIGINAL EXCEPTION:
Affiliated business disclosure pg 1286 is not signed by borrowers.

Substantial verified reserves - Post closing reserves of 128,756 of PITI reserves verified.  $60,142 (9 months for subject and 6 months for retained departure) required per guidelines. All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 107 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 800/800 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 09/1999.
												Funded	B	B	B	B	B
300013104	167430	06/23/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing documentation to evidence Special Information Handbook was provided to borrowers within 3 business days of 02/19/2015 initial application date.	07/06/2015
Substantial verified reserves - Post closing reserves of 128,756 of PITI reserves verified.  $60,142 (9 months for subject and 6 months for retained departure) required per guidelines. All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 107 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 800/800 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 09/1999.
											7/4/15 - Cleared COMP 0038 Exception due to policy of Lender confirming booklet is automatically sent to customer(s). Proof of customer signature is not required.	Funded	A	A	A	A	A
300013104	167708	06/23/2015	Compliance	Special Flood Hazard Notification is Missing or Not Executed	FINS 0004	1	Closed	Flood cert (pg 52) is dated 12/10/2014, more than 120 days from 06/17/2015 closing date. All documentation to be dates within 120 days of closing per lender guidelines.	07/20/2015
Substantial verified reserves - Post closing reserves of 128,756 of PITI reserves verified.  $60,142 (9 months for subject and 6 months for retained departure) required per guidelines. All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 107 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 800/800 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 09/1999.
											7/9/15 - Received new Flood Cert dated 07/09/15. Subject is in Flood Zone X. FINS 0004 Exception Cleared.	Funded	A	A	A	A	A
300013104	167755	06/24/2015	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed	Asset letters provided by lender (pgs 346,781,1165) are not signed by the borrowers.	07/20/2015
Substantial verified reserves - Post closing reserves of 128,756 of PITI reserves verified.  $60,142 (9 months for subject and 6 months for retained departure) required per guidelines. All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 107 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 800/800 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 09/1999.
											7/17/15 - Received a copy of the borrower signed asset letter. ** Asset letter and LOX is dated on the Note. CRED 0083 Exception Cleared.	Funded	A	A	A	A	A
300013104	167756	06/24/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	Income letters provided by lender (pgs 406 1162-1164) were not signed by the borrowers.	07/20/2015
Substantial verified reserves - Post closing reserves of 128,756 of PITI reserves verified.  $60,142 (9 months for subject and 6 months for retained departure) required per guidelines. All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 107 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 800/800 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 09/1999.
											7/17/15 - Received copies of the borrower signed income letters. ** Income and asset letter signatures are dated on the Note. CRED 0083 Exception Cleared.	Funded	A	A	A	A	A
300023211	168405	06/29/2015	Compliance	Missing Final HUD-1	HUD 0001	1	Closed	No final HUD provided in file. Estimated HUD1 pg 452 used for review. Unable to confirm assets required to close. Credit and compliance review is not complete.	07/07/2015
Substantial verified reserves - Post closing reserves of $269379.83 verified. 59 months of PITI reserves are verified. $57,601 required per guidelines (9 months for subject and 6 months for REO property). All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 137 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 788/760 qualifying credit scores. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 10/1994.
											7/6/15 - Received 1st and 2nd mortgage HUDs marked Final, signed and stamped CTC by settlement agent. Reserves required met. Credit and compliance review complete. HUD 0001 Exception Cleared.	Funded	A	A	A	A	A
300023211	168414	06/29/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing documentation to evidence Special Information Handbook was provided to borrowers within 3 business days of 05/22/2015 initial application date.	07/07/2015
Substantial verified reserves - Post closing reserves of $269379.83 verified. 59 months of PITI reserves are verified. $57,601 required per guidelines (9 months for subject and 6 months for REO property). All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 137 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 788/760 qualifying credit scores. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 10/1994.
											7/6/15 - Cleared COMP 0038 Exception due to policy of Lender confirming booklet is automatically sent to customer(s). Proof of customer signature is not required.	Funded	A	A	A	A	A
300023211	168552	06/30/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									07/07/2015
Substantial verified reserves - Post closing reserves of $269379.83 verified. 59 months of PITI reserves are verified. $57,601 required per guidelines (9 months for subject and 6 months for REO property). All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 137 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 788/760 qualifying credit scores. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 10/1994.

7/6/15 - Received a copy of the executed recorded Mortgage Deed of Trust for 1st and 2nd mortgage, Riders and legal description attachment (30 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN confirmed. DEED 0049 Exception Cleared.
												Funded	A	A	A	A	A
300023211	168585	06/30/2015	Credit	Initial 1003 Application is Incomplete	APP 0004	1	Closed	Initial 1003 or final 1003 signed by borrowers are not signed by the lenders loan officer (pg 509, 461). No lender signed 1003 provided in file.	07/08/2015
Substantial verified reserves - Post closing reserves of $269379.83 verified. 59 months of PITI reserves are verified. $57,601 required per guidelines (9 months for subject and 6 months for REO property). All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 137 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 788/760 qualifying credit scores. 720 minimum score required per guidelines. No derogatory credit. Credit file dates back to 10/1994.
											7/7/15 - Received page 4 of 1003 which matches page 4 of Final 1003 in file (pg 512). Final 1003 is executed by LO with a typed date 05/22/15. APP 0004 Exception Cleared.	Funded	A	A	A	A	A
300016008	168216	06/26/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage (pg 397) has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									07/07/2015
Low DTI - Low DTI of 30.48% on a fully verified file. 43% maximum allowed per guidelines. ; Substantial verified employment history - B2 has been employed with current employer since 08/2011.; Excellent verified credit history - 793/788 qualifying credit scores. 740 minimum score required. No derogatory credit. Limited credit users. Credit file dates back to 11/2000.

7/6/15 - Received a copy of the executed recorded Mortgage Deed of Trust, Riders and legal description attachment (19 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN confirmed. DEED 0049 Exception Cleared.
												Funded	A	A	A	A	A
300016008	168217	06/26/2015	Compliance	Missing Final HUD-1	HUD 0001	1	Closed	Missing Final HUD-1. HUD in file is marked Estimated (pg 367). Compliance review not complete. Additional conditions may apply pending receipt of Final HUD.	07/24/2015
Low DTI - Low DTI of 30.48% on a fully verified file. 43% maximum allowed per guidelines. ; Substantial verified employment history - B2 has been employed with current employer since 08/2011.; Excellent verified credit history - 793/788 qualifying credit scores. 740 minimum score required. No derogatory credit. Limited credit users. Credit file dates back to 11/2000.
											7/22/15 - Received a complete copy of the Final HUD1 Settlement Statements signed and stamped certified by the Settlement Agent for 1st and 2nd liens. HUD 0001 Exception Cleared.	Funded	A	A	A	A	A
300016008	168221	06/26/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	07/07/2015
Low DTI - Low DTI of 30.48% on a fully verified file. 43% maximum allowed per guidelines. ; Substantial verified employment history - B2 has been employed with current employer since 08/2011.; Excellent verified credit history - 793/788 qualifying credit scores. 740 minimum score required. No derogatory credit. Limited credit users. Credit file dates back to 11/2000.
											7/6/15 - Cleared COMP 0038 Exception due to policy of Lender confirming booklet is automatically sent to customer(s). Proof of customer signature is not required.	Funded	A	A	A	A	A
300016008	168232	06/26/2015	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	APP 0006	1	Closed
UPDATED EXCEPTION: Lender corrected Final 1003 Application to include secondary employment, however, employment dates do not correspond with the Work# employment dates of 11/27/12 to Present (pg 315). Additionally, corrected Final 1003 Application is not signed by borrowers. Borrowers signatures are required to evidence acknowledgement of the changes.

ORIGINAL EXCEPTION: B1 has only been employed with current employer since 06/2014 per VVOE (pg 74). Prior to that, borrower took a maternity leave from 01/2014 - 06/2014 (pg 439), had an internship from 06/2013-12/2013 per VVOE (pg 440) and acquired her MBA per college transcripts (pg 720). Additional VVOE provided however (pg 315) reflects borrower has been employed since 11/27/12 with employer and that employment status is active. Lender to clarify why VOE with employer (Pg 315) reflects employment as active since 11/27/12 when the rest of the income documentation in file reflects otherwise.
									08/05/2015
Low DTI - Low DTI of 30.48% on a fully verified file. 43% maximum allowed per guidelines. ; Substantial verified employment history - B2 has been employed with current employer since 08/2011.; Excellent verified credit history - 793/788 qualifying credit scores. 740 minimum score required. No derogatory credit. Limited credit users. Credit file dates back to 11/2000.

8/4/15 - Received the borrower executed amended Final 1003/Application dated 8/2/15. Secondary employment dates for Borrower were corrected to correspond with the Work# provided in file (pg 315). APP 0006 Exception Cleared.
												Funded	A	A	A	A	A
300016008	168345	06/29/2015	Property	Placeholder for Previously Provided Third-Party Appraisal Review	PROP 0014	1	Closed	Placeholder for client Appraisal Review, no attention required.	10/22/2015
Low DTI - Low DTI of 30.48% on a fully verified file. 43% maximum allowed per guidelines. ; Substantial verified employment history - B2 has been employed with current employer since 08/2011.; Excellent verified credit history - 793/788 qualifying credit scores. 740 minimum score required. No derogatory credit. Limited credit users. Credit file dates back to 11/2000.
											7/7/15 - Placeholder for client Appraisal Review, no attention required. PROP 0014 Exception Cleared.	Funded	A	A	A	A	A
300026547	168780	07/01/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									09/18/2015
Substantial verified reserves - Post closing reserves $60,918 or 14 months PITI. 9 months PITI for subject and 6 months PITI for REO property required. All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 137 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 789/801 qualifying credit scores.  740 minimum score required per guidelines. Credit file dates back to 12/1985.

7/6/15 - Received response from lender of: "Rec DOT". Attached is a complete copy of the recorded Deed of Trust. County recordation date provided. ** Confirmed APN. Copy of recorded DOT evidences completion of recording. ** DEED 0049 Exception Cleared.
												Funded	A	A	A	A	A
300026547	168781	07/01/2015	Compliance	Missing Final HUD-1	HUD 0001	1	Closed
No final HUD provided in file. Unable to confirm assets required to close. Credit and compliance review is not complete.  HUD1 pg 539 (used for review) is not marked final or stamped as a certified copy.  HUD1 is signed by borrowers and closing agent for a dry-funding purchase transaction.
									07/14/2015
Substantial verified reserves - Post closing reserves $60,918 or 14 months PITI. 9 months PITI for subject and 6 months PITI for REO property required. All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 137 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 789/801 qualifying credit scores.  740 minimum score required per guidelines. Credit file dates back to 12/1985.
											7/13/15 - Received 1st and 2nd lien HUDs marked Final, signed and stamped CTC by settlement agent. Reserves required met. Compliance review complete. HUD 0001 Exception Cleared.	Funded	A	A	A	A	A
300026547	168784	07/01/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $695,000 is supported. No post closing CDA provided.	09/18/2015
Substantial verified reserves - Post closing reserves $60,918 or 14 months PITI. 9 months PITI for subject and 6 months PITI for REO property required. All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 137 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 789/801 qualifying credit scores.  740 minimum score required per guidelines. Credit file dates back to 12/1985.

7/2/15 - Received 3rd Party Desk Review that reflects original appraisal value of $695,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.
												Funded	A	A	A	A	A
300026547	168787	07/01/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing documentation to evidence Special Information Handbook was provided to borrowers within 3 business days of application date.	07/07/2015
Substantial verified reserves - Post closing reserves $60,918 or 14 months PITI. 9 months PITI for subject and 6 months PITI for REO property required. All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 137 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 789/801 qualifying credit scores.  740 minimum score required per guidelines. Credit file dates back to 12/1985.
											7/6/15 - Cleared COMP 0038 Exception due to policy of Lender confirming booklet is automatically sent to customer(s). Proof of customer signature is not required.	Funded	A	A	A	A	A
300026547	168794	07/01/2015	Compliance	No evidence lender provided copies of written appraisals	ECOA 0003	1	Closed
File contains an email (pg 354) to borrower that refers to "Appraisal In" in subject line, but body of email does not state that lender provided appraisal to borrower nor did borrower acknowledge receipt of appraisal. No other documentation in loan file to evidence borrower was provided copy of appraisal.
									09/18/2015
Substantial verified reserves - Post closing reserves $60,918 or 14 months PITI. 9 months PITI for subject and 6 months PITI for REO property required. All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 137 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 789/801 qualifying credit scores.  740 minimum score required per guidelines. Credit file dates back to 12/1985.
											7/6/15 - Lender confirms appraisals are provided to borrower at closing. ** ECOA 0003 Exception Cleared.	Funded	A	A	A	A	A
300026547	168798	07/01/2015	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed
Missing documentation to evidence payment for non-subject HELOC (pg 164).  Credit supplement (pg 142) reflects $0 balance and $0 payment with notation "too new to rate".  Payment sourced from final 1003 pg 419.
									07/07/2015
Substantial verified reserves - Post closing reserves $60,918 or 14 months PITI. 9 months PITI for subject and 6 months PITI for REO property required. All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 137 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 789/801 qualifying credit scores.  740 minimum score required per guidelines. Credit file dates back to 12/1985.

7/7/15 - Lender conservatively calculated non-subject HELOC payment at 1% of the line amount or $546/mo. Actual payment is $453.11 based on a line amount of $54,600 with rate of 5.74% amortized over 15 year repayment period. Copy of the HELOC agreement provided in the loan file. ** CRED 0093 Exception Cleared.
												Funded	A	A	A	A	A
300026547	168805	07/01/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed
Missing documentation to evidence co-borrower does not have self-employment that would require additional documentation per Appendix Q:  Pg 310 reflects self-employed taxes for co-borrower, but no Sch C per return or transcripts.  2013 tax return pg 306 lists "other income" on line 21 and statement 1. Pg 316 lists other income subject to self-employed tax from Employer.  2012 transcripts pg 323 reflects "other income".  2012 tax returns were not provided to determine source. If self employed income is present the 2012 tax returns will be required. Additional conditions may apply pending review of missing documentation.
									09/18/2015
Substantial verified reserves - Post closing reserves $60,918 or 14 months PITI. 9 months PITI for subject and 6 months PITI for REO property required. All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 137 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 789/801 qualifying credit scores.  740 minimum score required per guidelines. Credit file dates back to 12/1985.

Attached is the borrowers 2012 1040 Income Tax Return reflecting "Other Income" on Line 21/Statement 1. Included is a copy of the co-borrowers 2012 W2 providing non-employee compensation that matches the "Other Income" listed on Line 21/Statement 1 of the 2012 1040 Income Tax Return. 2012 W2 confirms source of "Other Income" . 2012 1040 Income Tax Returns reflects no self-employment income. CRED 0082 Exception Cleared.
												Funded	A	A	A	A	A
300021814	169724	07/07/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.

									07/20/2015
Excellent verified credit history - 786/787 qualifying credit scores. Minimum required score is 740.  No derogatory credit. Credit file dates back to 10/1993. ; Substantial verified employment history - Both borrowers have stable long term job histories with 8 and 9 yr terms per WVOEs pg 2 and 3.

7/18/15 - Received a complete copy of the recorded Deed of Trust for subject transaction. County recordation date is 6/30/15. ** Confirmed APN. Recorded copy of DOT confirms recording is complete. DEED 0049 Exception Cleared.
												Approved	A	A	A	A	A
300021814	169725	07/07/2015	Compliance	Missing Final HUD-1	HUD 0001	1	Closed	Lender did not provide a Final HUD I. Estimated HUD on pg 517 used for review. Unable to confirm cash required for closing. Credit and compliance review is not completed.	07/20/2015
Excellent verified credit history - 786/787 qualifying credit scores. Minimum required score is 740.  No derogatory credit. Credit file dates back to 10/1993. ; Substantial verified employment history - Both borrowers have stable long term job histories with 8 and 9 yr terms per WVOEs pg 2 and 3.
											7/17/15 - Received a complete copy of the Final HUD1 Settlement Statement signed and stamped certified by the Settlement Agent. HUD 0001 Exception Cleared.	Approved	A	A	A	A	A
300021814	169728	07/07/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	07/14/2015
Excellent verified credit history - 786/787 qualifying credit scores. Minimum required score is 740.  No derogatory credit. Credit file dates back to 10/1993. ; Substantial verified employment history - Both borrowers have stable long term job histories with 8 and 9 yr terms per WVOEs pg 2 and 3.

7/13/15 - Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the RESPA application date but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net. ** Cleared COMP 0038 Exception due to policy of Lender confirming booklet is automatically sent to customer(s). Proof of customer signature is not required. COMP 0038 Exception Cleared.
												Approved	A	A	A	A	A
300021814	169739	07/07/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed
Income documentation is deficient for the following: 1) No K1s provided for XXX Holdings, which are only reflected on 2014 returns (pg 254). Unable to confirm borrowers ownership in XXX. Additional documentation may be required, pending review of XXX income documentation and confirmation of borrowers ownership. 2) 2015 P&L for  XXXX provided (pg 341). Missing Balance Sheet for company as required per Appendix Q.

									09/09/2015
Excellent verified credit history - 786/787 qualifying credit scores. Minimum required score is 740.  No derogatory credit. Credit file dates back to 10/1993. ; Substantial verified employment history - Both borrowers have stable long term job histories with 8 and 9 yr terms per WVOEs pg 2 and 3.

9/8/15 - Received response from lender: "P&L". Attached is a balance sheet for Company dated through 5/30/15; Total Liabilities and Equity $78,014.37. No additional documentation required. CRED 0083 Exception Cleared.
												Approved	A	A	A	A	A
300021814	169794	07/08/2015	Property	Placeholder for Previously Provided Third-Party Appraisal Review	PROP 0014	1	Closed	Placeholder for client Appraisal Review, no attention required.	07/14/2015
Excellent verified credit history - 786/787 qualifying credit scores. Minimum required score is 740.  No derogatory credit. Credit file dates back to 10/1993. ; Substantial verified employment history - Both borrowers have stable long term job histories with 8 and 9 yr terms per WVOEs pg 2 and 3.
											7/14/15 - Placeholder for client Appraisal Review, no attention required. PROP 0014 Exception Cleared.	Approved	A	A	A	A	A
300021814	169834	07/08/2015	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed
Asset documentation is deficient for the following. Complete statements dated 4/30/2015 for XXX and XXX IRA/Brokerage accounts were provided. Updated transaction histories in file reflect liquidation and transfers of funds between accounts. Unable to confirm final assets due to missing updated statements reflecting balances after liquidation and transfers.  1) Borrowers final wire to title in the amount of $130,000 was funded from XXX #XXX account (pg 834). Account balance for XXX #XXX on 4/30/2015 was $79,570.24 (pg 828). Three large deposits totaling $75,000 into XXXX #XXXX account were not sourced ($15,000 on 5/14/15, $30,000 on 5/14/15 and $30,000 on 5/20/15 - page 834). Based on Description on statement these were from other XXX accounts, #XXX and XXXX, however the corresponding withdrawal documentation was not provided. Missing updated statements from XXX accounts ending in #XXX #XXX and #XXX to confirm balances after all liquidations/withdrawals occurred.
2) XXXX (pg 818) was partially liquidated (pg 801). Review reduced mutual fund holdings by amount of sold transactions plus remaining cash amount to arrive at remaining balance of $62,870.64. Statement printout provided (pg 801) reflects only the cash balance. Missing updated statement to reflect balance after borrower transactions which occurred after combined statement dated 4/30/2015 (pg 818).  Final asset and reserve review is not completed.
									07/20/2015
Excellent verified credit history - 786/787 qualifying credit scores. Minimum required score is 740.  No derogatory credit. Credit file dates back to 10/1993. ; Substantial verified employment history - Both borrowers have stable long term job histories with 8 and 9 yr terms per WVOEs pg 2 and 3.

7/16/15 - Received updated asset statements for 4 accounts dated 4/30/15 and/or 5/31/15. ** Asset statements provide updated balances after liquidation and/or withdrawals. Confirmed minimum 18 month PITI reserve requirement is satisfied. CRED 0083 Exception Cleared.
												Approved	A	A	A	A	A
300021814	169839	07/08/2015	Credit	Missing Employment doc (VOE)	CRED 0007	2	Acknowledged
Missing 3rd party verification of borrowers self employment  covering a minimum of 2 years.  Borrower has losses of $3083.67 reporting on tax returns. Verifications to be dated prior to Note consummation date per Appendix Q.

Excellent verified credit history - 786/787 qualifying credit scores. Minimum required score is 740.  No derogatory credit. Credit file dates back to 10/1993. ; Substantial verified employment history - Both borrowers have stable long term job histories with 8 and 9 yr terms per WVOEs pg 2 and 3.
												Approved	B	B	B	B	B
300021405	169473	07/06/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									07/09/2015
Income verified was not used in qualifying - Borrower has additional income of $XXXX/mo from Sch C which was not used to qualify.; Low DTI - 31.63% DTI on full income file. 43% maximum allowed per guidelines.

7/8/15 - Received a copy of the executed recorded Mortgage Deed of Trust, Riders and legal description attachment (19 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN confirmed. DEED 0049 Exception Cleared.
												Approved	A	A	A	A	A
300021405	169475	07/06/2015	Compliance	Missing Final HUD-1	HUD 0001	1	Closed	No final HUD provided in file. Estimated HUD copies only. Unable to confirm assets required to close. Credit and compliance review is not complete.	07/09/2015
Income verified was not used in qualifying - Borrower has additional income of $XXXX/mo from Sch C which was not used to qualify.; Low DTI - 31.63% DTI on full income file. 43% maximum allowed per guidelines.
											7/8/15 - Received 1st and 2nd mortgage HUDs marked Final and stamped CTC by settlement agent. Credit and compliance review complete. HUD 0001 Exception Cleared.	Approved	A	A	A	A	A
300021405	169490	07/06/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,000,000 is supported. No post closing CDA provided.	07/29/2015
Income verified was not used in qualifying - Borrower has additional income of $XXXX/mo from Sch C which was not used to qualify.; Low DTI - 31.63% DTI on full income file. 43% maximum allowed per guidelines.

7/7/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,000,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. ** APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300021405	169495	07/06/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	07/09/2015
Income verified was not used in qualifying - Borrower has additional income of $XXXX/mo from Sch C which was not used to qualify.; Low DTI - 31.63% DTI on full income file. 43% maximum allowed per guidelines.

7/8/15 - Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net. ** Cleared COMP 0038 Exception due to policy of Lender confirming booklet is automatically sent to customer(s). Proof of customer signature is not required. COMP 0038 Exception Cleared.
												Approved	A	A	A	A	A
300021405	169547	07/06/2015	Credit	Unacceptable Mortgage History	CRED 0001	1	Closed
24 months of verified housing history required. VOR on credit report from current and prior landlord (pg 278) reflect 23 months of housing history, Lease from prior landlord (pg 105) reflects start date of 9/10/2013. Total from start of prior lease to current is 22 months. Missing rental history from 6/2013 to 8/2013 to complete 24 month history.
									07/29/2015
Income verified was not used in qualifying - Borrower has additional income of $XXXX/mo from Sch C which was not used to qualify.; Low DTI - 31.63% DTI on full income file. 43% maximum allowed per guidelines.

7/28/15 - Received supplemental credit report dated 6/22/15 evidencing 23 months of satisfactory landlord rating from 9/2013 through 6/2015. Included is supplemental credit report dated 7/27/15 evidencing 48 months satisfactory landlord rating 9/2009 through 9/2013. Notes reflect: "Re-verified per documents". Updated supplemental credit report provides corrected rental terms from prior report dated 6/26/15 (pg 143), which reported 9/2009 through 6/2015. Supplemental credit reports confirm 24 months satisfactory landlord rating. CRED 0001 Exception Cleared.
												Approved	A	A	A	A	A
300021405	169563	07/06/2015	Compliance	No evidence lender provided copies of written appraisals	ECOA 0003	1	Closed	Missing evidence that borrower was provided with copy of appraisal report.	07/14/2015
Income verified was not used in qualifying - Borrower has additional income of $XXXX/mo from Sch C which was not used to qualify.; Low DTI - 31.63% DTI on full income file. 43% maximum allowed per guidelines.

7/13/15 -  Although the screen shot does not reflect borrowers/subject information, loan # can be verified. Waiver to received copy of appraisal 3 business days prior to closing is signed by both borrower on 05/19/15 (pg 655). ECOA 0003 Exception Cleared.
												Approved	A	A	A	A	A
300021405	169568	07/06/2015	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed
Source of large deposit of $66,365.33 on 3/9/2015 (pg 4) was not documented. Description states Pub Emp Ret Sys, however this was not verified in the file. Missing copy of asset statement for this account reflecting balance after withdrawal. Borrower will have insufficient reserves without sourcing of $66,365.33 deposit.
									07/15/2015
Income verified was not used in qualifying - Borrower has additional income of $XXXX/mo from Sch C which was not used to qualify.; Low DTI - 31.63% DTI on full income file. 43% maximum allowed per guidelines.

7/13/15 - Based on description of deposit (pg 4), we can confirm source of large deposit on 03/03/15 is from account which is supported by account termination date of 03/02/15. Large deposit sourced. CRED 0083 Exception Cleared.

												Approved	A	A	A	A	A
300020319	169584	07/07/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $770,000 is supported. No post closing CDA provided.	07/07/2015
Substantial verified reserves - Post closing reserves of $91,591.93. 25.57% months of PITI reserves. 9 months PITI reserves required. Lender requirements for other REO properties was met. ; Excellent verified credit history - 820 qualifying credit score. 720 minimum required. Limited credit user. No derogatory credit. Credit file dates back to 6/1993.; Excellent verified housing payment history - 147 months of current and prior rental and mortgage history paid 0x30 per credit report.

7/7/15 - Received 3rd Party Desk Review that reflects original appraisal value of $770,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. ** APPR 0040 Exception Cleared.
												Funded	A	A	A	A	A
300020319	169593	07/07/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	07/09/2015
Substantial verified reserves - Post closing reserves of $91,591.93. 25.57% months of PITI reserves. 9 months PITI reserves required. Lender requirements for other REO properties was met. ; Excellent verified credit history - 820 qualifying credit score. 720 minimum required. Limited credit user. No derogatory credit. Credit file dates back to 6/1993.; Excellent verified housing payment history - 147 months of current and prior rental and mortgage history paid 0x30 per credit report.

7/8/15 - Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net. ** Cleared COMP 0038 Exception due to policy of Lender confirming booklet is automatically sent to customer(s). Proof of customer signature is not required. COMP 0038 Exception Cleared.
												Funded	A	A	A	A	A
300029662	171148	07/15/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									07/20/2015
Excellent verified credit history - 792 qualifying credit score. 740 minimum score required. No derogatory credit. Limited credit user. Credit file dates back to 8/1997. ; Excellent verified housing payment history - 237 months of current and prior mortgage history paid 0x30. ; Substantial verified reserves - Borrower meets reserve requirements using 401k funds. Post closing reserves of $163,322.36. 35 months of verified PITI reserves. 9 months of PITI reserves are required. All lender reserve requirements are met.

7/17/15 - Received a copy of the executed recorded Mortgage Deed of Trust (1st and 2nd), Riders, and legal description attachment (36 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN confirmed. DEED 0049 Exception Cleared.
												Approved	A	A	A	A	A
300029662	171157	07/15/2015	Compliance	Missing Final HUD-1	HUD 0001	1	Closed	No final HUD provided in file. Unable to confirm assets required to close. Estimate HUD (pg 585) used for review. Credit and compliance review is not complete.	07/21/2015
Excellent verified credit history - 792 qualifying credit score. 740 minimum score required. No derogatory credit. Limited credit user. Credit file dates back to 8/1997. ; Excellent verified housing payment history - 237 months of current and prior mortgage history paid 0x30. ; Substantial verified reserves - Borrower meets reserve requirements using 401k funds. Post closing reserves of $163,322.36. 35 months of verified PITI reserves. 9 months of PITI reserves are required. All lender reserve requirements are met.

7/21/15 - Received a complete copy of the Final HUD1 Settlement Statement signed and stamped certified by the Settlement Agent for subject transaction. ** Final HUD1 confirms assets required to close. HUD 0001 Exception Cleared.
												Approved	A	A	A	A	A
300029662	171160	07/15/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $782,000 is supported. No post closing CDA provided.	07/23/2015
Excellent verified credit history - 792 qualifying credit score. 740 minimum score required. No derogatory credit. Limited credit user. Credit file dates back to 8/1997. ; Excellent verified housing payment history - 237 months of current and prior mortgage history paid 0x30. ; Substantial verified reserves - Borrower meets reserve requirements using 401k funds. Post closing reserves of $163,322.36. 35 months of verified PITI reserves. 9 months of PITI reserves are required. All lender reserve requirements are met.
											7/16/15 - Received 3rd Party Desk Review that reflects original appraisal value of $782,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300029662	171162	07/15/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	07/20/2015
Excellent verified credit history - 792 qualifying credit score. 740 minimum score required. No derogatory credit. Limited credit user. Credit file dates back to 8/1997. ; Excellent verified housing payment history - 237 months of current and prior mortgage history paid 0x30. ; Substantial verified reserves - Borrower meets reserve requirements using 401k funds. Post closing reserves of $163,322.36. 35 months of verified PITI reserves. 9 months of PITI reserves are required. All lender reserve requirements are met.

7/17/15 - Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net. ** Cleared COMP 0038 Exception due to policy of Lender confirming booklet is automatically sent to customer(s). Proof of customer signature is not required. COMP 0038 Exception Cleared.
												Approved	A	A	A	A	A
300029662	171169	07/15/2015	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed	Missing Certificate of Occupancy required for new construction. Inspection Card (pg 24) reflects final but no Occupancy approval was provided.	07/28/2015
Excellent verified credit history - 792 qualifying credit score. 740 minimum score required. No derogatory credit. Limited credit user. Credit file dates back to 8/1997. ; Excellent verified housing payment history - 237 months of current and prior mortgage history paid 0x30. ; Substantial verified reserves - Borrower meets reserve requirements using 401k funds. Post closing reserves of $163,322.36. 35 months of verified PITI reserves. 9 months of PITI reserves are required. All lender reserve requirements are met.

7/24/15 - Received response from lender of: I, (Loan Processor), spoke to the North Bend Building/permit office and confirmed they do not issue separate Certificates of Occupancy. Once the "Final Building" is signed and dated the home is approved for occupancy. Included is a copy of the County inspection record for subject property reflecting "Final Building" on 6/3/15. PROP 0012 Exception Cleared.
												Approved	A	A	A	A	A
300029662	171171	07/15/2015	Property	Seller Name on Appraisal does not agree with Title, Sales Contract, and/or HUD-1.	APPR 0010	1	Closed	HUD, Sales Contract and Preliminary Title (pg 236) reflect seller/current title owner as something different than what is on the appraisal. Appraiser provided no explanation for discrepancy.	07/21/2015
Excellent verified credit history - 792 qualifying credit score. 740 minimum score required. No derogatory credit. Limited credit user. Credit file dates back to 8/1997. ; Excellent verified housing payment history - 237 months of current and prior mortgage history paid 0x30. ; Substantial verified reserves - Borrower meets reserve requirements using 401k funds. Post closing reserves of $163,322.36. 35 months of verified PITI reserves. 9 months of PITI reserves are required. All lender reserve requirements are met.

7/18/15 - Received a copy of website printouts from sellers business site, Better Business Bureau, and MLS. Documentation confirms discrepancy between seller names on sales contract, title, and appraisal is due to affiliated businesses. ** Performed a fictitious business name search which confirms affiliation between the seller name provided in the appraisal report and sellers name reflected in the sales contract/title. APPR 0010 Exception Cleared.
												Approved	A	A	A	A	A
300029662	171202	07/16/2015	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed
UPDATED EXCEPTION: Missing Sellers Final HUD1 Settlement Statement for departing residence. Sale proceeds used to close subject transaction.

ORIGINAL EXCEPTION: Asset documentation is deficient for the following: 1) Insufficient assets verified for closing. Total cash assets verified of $65,260.42. Total required for closing of $82,188.20. Projected HUD proceeds (pg 185) is $25,105.60. Funds for closing cannot be verified pending final HUD to confirm sale of prior primary. Short verified funds for closing of $16927.78.  2) Missing evidence that earnest money funds of $5000 cleared borrowers account (pg 480) and evidence that additional deposit of $4985 on Line 206 of HUD (pg 585) has cleared the borrowers account.
									07/28/2015
Excellent verified credit history - 792 qualifying credit score. 740 minimum score required. No derogatory credit. Limited credit user. Credit file dates back to 8/1997. ; Excellent verified housing payment history - 237 months of current and prior mortgage history paid 0x30. ; Substantial verified reserves - Borrower meets reserve requirements using 401k funds. Post closing reserves of $163,322.36. 35 months of verified PITI reserves. 9 months of PITI reserves are required. All lender reserve requirements are met.

7/27/15 - Received Sellers Final HUD1 Settlement Statement for departing residence. HUD Line 1303 reflects proceeds transferred totaling $25,105.60 to Title Company for purchase of new residence. CRED 0083 Exception Cleared.
												Approved	A	A	A	A	A
300029662	171208	07/16/2015	Compliance	Finance charge under disclosed	COMP 0001	1	Closed
UPDATED EXCEPTION: Final HUD1 Settlement Statement received 7/21/15. Finance charges are under disclosed $3864.16. HUD1 Line 207 reflects a seller credit of $8614. No HUD1 addendum signed and stamped certified by the settlement agent detailing credit application to fees charged was provided, thus seller credit not applied. The disclosed finance charge ($499,402.77) is ($3,864.16) below the actual finance charge($503,266.93). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).

ORIGINAL EXCEPTION: Finance charges were under disclosed by $3864.16. Per TIL Itemization (pg 484) only $844.66 of points were included in finance charges. Estimated HUD (pg 585-Line 207) reflects a Seller Credit of $8614. No detail of Seller Credit was provided. Unable to apply Seller Credit due to missing credit detail. Compliance review cannot be finalized pending review of final HUD. The disclosed finance charge ($499,402.77) is ($3,864.16) below the actual finance charge($503,266.93). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge.
									07/23/2015
Excellent verified credit history - 792 qualifying credit score. 740 minimum score required. No derogatory credit. Limited credit user. Credit file dates back to 8/1997. ; Excellent verified housing payment history - 237 months of current and prior mortgage history paid 0x30. ; Substantial verified reserves - Borrower meets reserve requirements using 401k funds. Post closing reserves of $163,322.36. 35 months of verified PITI reserves. 9 months of PITI reserves are required. All lender reserve requirements are met.
											7/21/15 - Captured seller credit as detailed on the Final HUD1 Settlement Statement, which resolved the under-disclosure. COMP 0001 Exception Cleared.	Approved	A	A	A	A	A
300029662	171212	07/16/2015	Credit	Missing Evidence of sale of property owned	HUD 0011	1	Closed
Estimated HUD on prior primary provided in file (pg 185). Missing final HUD signed/stamped certified.  Final HUD required to confirm payoff of 1st and 2nd mortgage to Citi Mortgage and confirm receipt of proceeds required for closing.
									07/28/2015
Excellent verified credit history - 792 qualifying credit score. 740 minimum score required. No derogatory credit. Limited credit user. Credit file dates back to 8/1997. ; Excellent verified housing payment history - 237 months of current and prior mortgage history paid 0x30. ; Substantial verified reserves - Borrower meets reserve requirements using 401k funds. Post closing reserves of $163,322.36. 35 months of verified PITI reserves. 9 months of PITI reserves are required. All lender reserve requirements are met.
											7/27/15 - Received Sellers Final HUD1 Settlement Statement for departing residence. HUD1 Line 504 and 505 evidences payoff of 1st and 2nd mortgages. HUD 0011 Exception Cleared.	Approved	A	A	A	A	A
300035471	175099	08/05/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									08/07/2015
Excellent verified credit history - 785/799 qualifying credit scores. 740 minimum required. No derogatory credit. Credit file dates back to 2/1993. ; Excellent verified housing payment history - 205 months of current and prior housing history paid 0x30. ; Low DTI - DTI 33.87% is below the program maximum of 43%.

8/6/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (18 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  APN number confirmed. DEED 0049 Exception Cleared.;

												Approved	A	A	A	A	A
300035471	175109	08/05/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed
UPDATED EXCEPTION: CDA APN for subject property does not agree with the APN provided in the original appraisal report (pg 355). OA APN agrees with Title Commitment/DOT (pg 306, 598) tax account number. CDA property address is accurate, however, no property description was provided. CDA appraiser to address the APN discrepancy.

ORIGINAL EXCEPTION: Missing required 3rd party appraisal analysis to reflect value of $750,000 is supported. No post closing CDA provided.
									08/11/2015
Excellent verified credit history - 785/799 qualifying credit scores. 740 minimum required. No derogatory credit. Credit file dates back to 2/1993. ; Excellent verified housing payment history - 205 months of current and prior housing history paid 0x30. ; Low DTI - DTI 33.87% is below the program maximum of 43%.

8/7/15 - Received revised 3rd Party Desk Review that reflects original appraisal value of $750,000 is supported and APN number to match to the Appraisal, DOT and Title Commitment. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
												Approved	A	A	A	A	A
300035471	175114	08/05/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	08/07/2015
Excellent verified credit history - 785/799 qualifying credit scores. 740 minimum required. No derogatory credit. Credit file dates back to 2/1993. ; Excellent verified housing payment history - 205 months of current and prior housing history paid 0x30. ; Low DTI - DTI 33.87% is below the program maximum of 43%.

8/6/15 - Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.
												Approved	A	A	A	A	A
300035471	175136	08/05/2015	Property	Proximity of Comparables to Subject Property is Unacceptable	APPR 0007	1	Closed
Comp distances range from .42 miles to 5.92 miles from subject. Only Comp 3 at .42 miles from subject is within 1 mile guideline for suburban property. Inadequate narrative provided for lack of closer comps. Per location map (pg 371) several of the comps are located across major highways. Comparables provided do not adequately support the value.
									08/06/2015
Excellent verified credit history - 785/799 qualifying credit scores. 740 minimum required. No derogatory credit. Credit file dates back to 2/1993. ; Excellent verified housing payment history - 205 months of current and prior housing history paid 0x30. ; Low DTI - DTI 33.87% is below the program maximum of 43%.
											8/5/15 - Received 3rd Party Desk Review that reflects original appraisal value of $750,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0007 Exception Cleared.	Approved	A	A	A	A	A
300035471	175181	08/05/2015	Credit	Insufficient verified reserves	CRED 0100	1	Closed
Insufficient post closing reserves. 9 months PITI reserves are required. 3.5 months verified. Lender included assets from Coborrowers 401k (pg 122). Terms of Withdrawal (pg 134) indicate withdrawals are only allowed after employee is no longer employed. While no employment is listed on 1003 for coborrower, there is no evidence coborrower is not employed. Bank statement (pg 118) dated 10/2014 is reflecting deposits from coborrower employer shown on 401k statement. Missing confirmation that borrower is no longer employed and has full access to TIAA CREF funds. Insufficient reserves without use of these funds.
									08/07/2015
Excellent verified credit history - 785/799 qualifying credit scores. 740 minimum required. No derogatory credit. Credit file dates back to 2/1993. ; Excellent verified housing payment history - 205 months of current and prior housing history paid 0x30. ; Low DTI - DTI 33.87% is below the program maximum of 43%.

8/6/15 - Received a response from the lender stating: "terms of withdrawal". Attached is a 3-page letter from borrower 401K financial servicer that reflects that hardship withdrawals are allowed from the retirement savings plan. CRED 0100 Exception Cleared.;
												Approved	A	A	A	A	A
300035471	175186	08/05/2015	Compliance	Finance charge under disclosed	COMP 0001	1	Closed
Finance charges are under disclosed by $2088.75. HUD line 209 (pg 616) reflects a seller credit of $10,773.42, however no detail of how credit was to be applied was provided in the file. Accurate application of credit cannot be completed with detail. The disclosed finance charge ($479,956.97) is ($2,088.75) below the actual finance charge($482,045.72). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge.
									08/11/2015
Excellent verified credit history - 785/799 qualifying credit scores. 740 minimum required. No derogatory credit. Credit file dates back to 2/1993. ; Excellent verified housing payment history - 205 months of current and prior housing history paid 0x30. ; Low DTI - DTI 33.87% is below the program maximum of 43%.

8/10/15 - Received response from lender of "final HUD1".  Attached is a HUD1 addendum reflecting the seller credit breakdown of the $10,773.42 credit.  Signature lines are available for the seller only and are not executed.  Settlement agent CTC stamp is reflected on top of page one of the HUD1 and a signature on page 6/7.  Credit applied per the breakdown which cured the under disclosure.  COMP 0001 Exception Cleared.
												Approved	A	A	A	A	A
300040243	177311	08/17/2015	Compliance	Missing PUD Rider	DEED 0007	1	Closed
UPDATED EXCEPTION:
Provide evidence of corrected DOT reflecting page 2 was amended to reflect that the PUD Rider was to be executed and provide proof of recorded corrected mortgage including executed PUD Rider, final title policy with recorded data or proof documents were sent for recording by Closing Agent or state specific detail to indicate how the closing agent is to send the corrected legal documents to the proper recording office for recordation.

UPDATED EXCEPTION: Deed of Trust is missing PUD Rider (pg 650). Updated appraisal report with signature date of 8/20/15 confirms subject property is a detached PUD (Stip 8/21). PUD Rider was not attached to the initial Deed of Trust. No evidence that the Deed of Trust with PUD Rider were sent for re-recording.

ORIGINAL EXCEPTION:  Deed is missing PUD Rider. Per title commitment (pg 195, CCRs-pg 220) subject is located in a PUD and subject to CCR, including private road agreement (pg 289). Appraisal (pg 2) does not reflect PUD but state subject is in a subdivision.
									09/08/2015
Substantial verified reserves - Post closing reserves of $215,192/34.26 months of PITI reserves verified.  18 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 792/768 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 8/1997. ; Excellent verified housing payment history - VOR and cancelled checks reflect 11 months 0x30 rental payment history. Credit report reflects 109 months of prior mortgage history paid 0x30 up to 07/2014.

9/4/15 - Attached is a complete copy the Deed of Trust with the PUD Rider radial marked. Included is a copy of the borrower executed PUD Rider. ** Letter of intent to re-record and copy of amended Deed of Trust with executed PUD Rider provided by lender. DEED 0007 Exception Cleared.
												Approved	A	A	A	A	A
300040243	177312	08/17/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									08/20/2015
Substantial verified reserves - Post closing reserves of $215,192/34.26 months of PITI reserves verified.  18 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 792/768 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 8/1997. ; Excellent verified housing payment history - VOR and cancelled checks reflect 11 months 0x30 rental payment history. Credit report reflects 109 months of prior mortgage history paid 0x30 up to 07/2014.
											8/19/15- Received from lender copy of recorded deed dated 8/12/15. DEED 0049 Exception cleared.	Approved	A	A	A	A	A
300040243	177315	08/17/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,170,000 is supported. No post closing CDA provided.	08/21/2015
Substantial verified reserves - Post closing reserves of $215,192/34.26 months of PITI reserves verified.  18 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 792/768 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 8/1997. ; Excellent verified housing payment history - VOR and cancelled checks reflect 11 months 0x30 rental payment history. Credit report reflects 109 months of prior mortgage history paid 0x30 up to 07/2014.

8/18/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,170,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300040243	177319	08/17/2015	Property	Appraisal is Incomplete	APPR 0002	1	Closed
Appraiser does not address whether or not subject is located in a PUD. Per title commitment (pg 195, CCRs-pg 220) subject is located in a PUD and subject to CCRs, including private road agreement (pg 289). Appraisal (pg 2) does not reflect PUD but state subject is in a subdivision (pg 451).  PUD box is not marked and HOA fees are blank.  (Online research reflects subject is in a HOA but is not subject to HOA fees).
									08/21/2015
Substantial verified reserves - Post closing reserves of $215,192/34.26 months of PITI reserves verified.  18 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 792/768 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 8/1997. ; Excellent verified housing payment history - VOR and cancelled checks reflect 11 months 0x30 rental payment history. Credit report reflects 109 months of prior mortgage history paid 0x30 up to 07/2014.

8/21/15 - Received response from lender of: "Revised Appraisal". Attached is a copy of the updated appraisal report with appraiser signature date of 8/20/15. Appraisal was updated to correct the subjects property type from a SFD home to a detached PUD with no HOA assessments. APPR 0002 Exception Cleared.
												Approved	A	A	A	A	A
300041960	177956	08/20/2015	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed	Missing Certificate of Occupancy required for new construction.	08/24/2015
Excellent verified credit history - Oldest trade 11/1991, Middle credit score 784 with no history of delinquency (pg 7). Minimum credit score required 740.; Substantial verified employment history - Voe confirms employment from 1/4/1993 to Present. Over 22.5 years with same employer verified.

8/24/15 - Received response from lender of: "Certificate of Occupancy".  Attached is a copy of the completed and executed COO dated pre-consummation on the subject address.  PROP 0012 Exception Cleared.;

												Approved	A	A	A	A	A
300041960	178091	08/20/2015	Compliance	Loan DTI exceeds 43%	QMATR 0002	1	Closed
Review DTI of 43.30%, exceeds Program Max 41% and ATR QM Max 43%. Lender approved DTI of to 40.36%. Increased DTI due to lender using 2nd HELOC payment based on Interest Only terms, rather than ATR qualifying method. Review calculated the 2nd HELOC payment at $484.81/mo based on a loan amount of $62,370 with Interest Rate of 4.74% amortized over 15 year repayment period (pg 68), per the ATR method required of Interest Only loans. Lender used $246.36/mo based on an interest only payment.
									08/25/2015
Excellent verified credit history - Oldest trade 11/1991, Middle credit score 784 with no history of delinquency (pg 7). Minimum credit score required 740.; Substantial verified employment history - Voe confirms employment from 1/4/1993 to Present. Over 22.5 years with same employer verified.

8/24/15 - Received lender response of: "guideline".  Attached is copy of 1008 and 12 page Portfolio Combo HELOC guideline. ** Interest only payment is required during draw period (10 years) at minimum of $246.36 based on HELOC terms on the fully drawn line. ATR requires this payment to be considered for QM purposes for HELOC loan. DTI reduced to 40.31%, thus under guideline max of 41% and QM/ATR max of 43%.  QMATR 0002 Exception Cleared.
												Approved	A	A	A	A	A
300041960	178099	08/20/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									08/21/2015
Excellent verified credit history - Oldest trade 11/1991, Middle credit score 784 with no history of delinquency (pg 7). Minimum credit score required 740.; Substantial verified employment history - Voe confirms employment from 1/4/1993 to Present. Over 22.5 years with same employer verified.

8/21/15 - Received response from lender of: "Rec DOT". Attached is a complete copy of the recorded Deed of Trust for subject transaction. DOT recordation date is 8/14/15. ** Recorded copy of the DOT confirms recording is complete. DEED 0049 Exception Cleared.
												Approved	A	A	A	A	A
300040511	178460	08/21/2015	Property	Property Site Value exceeds 30%	APPR 0038	1	Closed	Site value ratio of 34.12% is above 30% guideline. Appraiser did not state if excessive site value ratio is considered to be typical for the area.	09/02/2015
Low DTI - 34.54% DTI on fully documented file. 43% maximum allowed per guidelines. ; None - 752/802 qualifying credit scores. 700 minimum score required. No material derogatory credit. Credit file dates back to 9/1982. ; None - No other significant compensating factors.
											9/2/15 - Received 3rd Party Desk Review that reflects original appraisal value of $850,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0038 Exception Cleared.	Funded	A	A	A	A	A
300040511	178461	08/21/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $850,000 is supported. No post closing CDA provided.	09/02/2015
Low DTI - 34.54% DTI on fully documented file. 43% maximum allowed per guidelines. ; None - 752/802 qualifying credit scores. 700 minimum score required. No material derogatory credit. Credit file dates back to 9/1982. ; None - No other significant compensating factors.
											9/2/15 - Received 3rd Party Desk Review that reflects original appraisal value of $850,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Funded	A	A	A	A	A
300040511	178484	08/21/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	08/26/2015
Low DTI - 34.54% DTI on fully documented file. 43% maximum allowed per guidelines. ; None - 752/802 qualifying credit scores. 700 minimum score required. No material derogatory credit. Credit file dates back to 9/1982. ; None - No other significant compensating factors.

8/26/15 -Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.
												Funded	A	A	A	A	A
300040511	178535	08/21/2015	Credit	Missing Employment doc (VOE)	CRED 0007	1	Closed
Missing 24 months of employment history. Current employment verified with VVOE since 3/1/2015 (pg 23). Prior employment was self employment. Lender provided a VVOE, which does not meet the requirements for 3rd Party verification (pg 24). Internet printout (pg 26) does not meet 3rd Party verification requirements. Missing licensing verification or CPA letter confirming 2 years of self employment and documenting any 30 day gaps.
									08/28/2015
Low DTI - 34.54% DTI on fully documented file. 43% maximum allowed per guidelines. ; None - 752/802 qualifying credit scores. 700 minimum score required. No material derogatory credit. Credit file dates back to 9/1982. ; None - No other significant compensating factors.

8/28/15 - In collaboration with client, confirmed that lender verified prior self employment with a third party source the state licensing bureau business search pre-consummation per the lender certification (pg. 24). Best practice would be to include a copy of the business license search with the certification, however, lender confirms search was completed and in addition provided the internet website for the same business. Agree that verification was completed, thus CRED 0007 Exception Cleared.
												Funded	A	A	A	A	A
300042346	179339	08/25/2015	Compliance	Missing Final HUD-1	HUD 0001	1	Closed	No final HUD provided in file. Unable to confirm assets required to close. Credit and compliance review is not complete. Estimated HUD1 pg 674 used for review.	08/27/2015
Substantial verified reserves - Post closing reserves of $63,617/14.54 months of PITI reserves verified.  12 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 754/775 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 01/2005. ; Excellent verified housing payment history - Credit report reflects 72 months of current and prior mortgage history paid 0x30.
											8/27/15 - Received response from lender of: "final HUD1". Attached is a CTC stamped final HUD1 executed by the settlement agent on page one and page 4. HUD 0001 Exception Cleared.	Approved	A	A	A	A	A
300042346	179341	08/25/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $735,000 is supported. No post closing CDA provided.	09/01/2015
Substantial verified reserves - Post closing reserves of $63,617/14.54 months of PITI reserves verified.  12 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 754/775 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 01/2005. ; Excellent verified housing payment history - Credit report reflects 72 months of current and prior mortgage history paid 0x30.

8/26/15 - Received 3rd Party Desk Review that reflects original appraisal value of $735,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300042346	179345	08/25/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing documentation to evidence Special Information Handbook was provided to borrowers within 3 business days of 07/22/2015 initial application date.	08/27/2015
Substantial verified reserves - Post closing reserves of $63,617/14.54 months of PITI reserves verified.  12 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 754/775 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 01/2005. ; Excellent verified housing payment history - Credit report reflects 72 months of current and prior mortgage history paid 0x30.

8/27/15 -Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.
												Approved	A	A	A	A	A
300042346	179389	08/26/2015	Credit	Missing Verification of Liability (Contingent or Otherwise)	CRED 0097	1	Closed	Copy of simultaneous 2nd lien HELOC pg 307 is illegible. Terms and loan amount cannot be identified. Review used 1% of Line Amount stated on 1008 to qualify.	09/01/2015
Substantial verified reserves - Post closing reserves of $63,617/14.54 months of PITI reserves verified.  12 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 754/775 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 01/2005. ; Excellent verified housing payment history - Credit report reflects 72 months of current and prior mortgage history paid 0x30.

8/31/15 - Received response from lender: "2nd Lien" Attached is a copy of pg 1 and 2 of the  the borrower executed HELOC Agreement and Promissory Note. Executed pg 3 was provided in the original loan file. HELOC agreement confirms a line amount of $69,500 and Interest Rate 4.74% (Prime + 1.49%) which is to be amortized over a 15 year prepayment period after the 10 year draw period. Qualified payment of $540.23 is lower than 1% of the loan amount used for qualifying of $695. CRED 0097 Exception Cleared.
												Approved	A	A	A	A	A
300044877	180051	08/31/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $730,000 is supported. No post closing CDA provided.	09/21/2015
Excellent verified housing payment history - Excellent verified housing payment history - 25 months 0x30 previous and current mortgage history per credit report, 744/760 mid credit scores, 740 minimum required per guides.; Substantial verified employment history - B1 has been employed with current employer in since 08/2008 per Written VOE.; Low DTI - DTI 33% is below the program maximum of 43% on a fully verified file.
											9/1/15 - Received 3rd Party Desk Review that reflects original appraisal value of $730,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300044877	180062	08/31/2015	Credit	Hazard Insurance Coverage Amount is Insufficient	HAZ 0004	1	Closed	Missing Insurance Coverage Certification signed by Loan Processor (pg 301).	09/09/2015
Excellent verified housing payment history - Excellent verified housing payment history - 25 months 0x30 previous and current mortgage history per credit report, 744/760 mid credit scores, 740 minimum required per guides.; Substantial verified employment history - B1 has been employed with current employer in since 08/2008 per Written VOE.; Low DTI - DTI 33% is below the program maximum of 43% on a fully verified file.

9/3/15 - Received response from lender: "Processor Cert". Attached is a copy of the signed Insurance Coverage Certification. Processor certifies insurers replacement cost value of $403,750 obtained on 8/21/15.  HAZ 0004 Exception Cleared.
												Approved	A	A	A	A	A
300044877	180067	08/31/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	Missing legible copy of 2014 W2. W2 provided in file is barely legible (pg 190).	09/09/2015
Excellent verified housing payment history - Excellent verified housing payment history - 25 months 0x30 previous and current mortgage history per credit report, 744/760 mid credit scores, 740 minimum required per guides.; Substantial verified employment history - B1 has been employed with current employer in since 08/2008 per Written VOE.; Low DTI - DTI 33% is below the program maximum of 43% on a fully verified file.
											9/8/15 - Received response from lender: "W2". Attached is a legible copy of the primary borrowers 2014 W2. CRED 0082 Exception Cleared.	Approved	A	A	A	A	A
300044877	180082	09/01/2015	Credit	Missing Verification of Liability (Contingent or Otherwise)	CRED 0097	1	Closed
Missing evidence of child support payment of $XXX/mo per Final 1003 (pg 388). Supplemental Judgment Modifying Child Support Determination reflects borrower is required to pay child support for two children in the amount of $XXX/mo until children attains age 18 and that that the court has not set a per child amount because the amount of support will have to be re-calculated in accordance with the then-applicable child support guidelines when a child ceases to be eligible to receive child support (pg 666).
									09/18/2015
Excellent verified housing payment history - Excellent verified housing payment history - 25 months 0x30 previous and current mortgage history per credit report, 744/760 mid credit scores, 740 minimum required per guides.; Substantial verified employment history - B1 has been employed with current employer in since 08/2008 per Written VOE.; Low DTI - DTI 33% is below the program maximum of 43% on a fully verified file.

9/17/15 - Received response for lender: "Revised 1003". Attached is a copy of pg 3 of the corrected 1003/Application. Child support to ex-spouse was corrected to reflect $2044/mo, to correspond with the corrected 1008. Correction was initialed by the borrowers to evidence acknowledgment of the change. CRED 0097 Exception Cleared.
												Approved	A	A	A	A	A
300044877	180084	09/01/2015	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	1	Closed
Missing evidence of $256/mo HOA dues for non subject property. Final 1003 reflects $256 monthly payment (pg 390) which appears to be for HOA dues as mortgage statement already confirms that monthly mortgage is already inclusive of taxes and insurance payment (pg 125).
									09/21/2015
Excellent verified housing payment history - Excellent verified housing payment history - 25 months 0x30 previous and current mortgage history per credit report, 744/760 mid credit scores, 740 minimum required per guides.; Substantial verified employment history - B1 has been employed with current employer in since 08/2008 per Written VOE.; Low DTI - DTI 33% is below the program maximum of 43% on a fully verified file.

9/21/15 - Received response from lender: "Appraisal". Attached is a copy of pages 1-3 of the pre-consummation dated appraisal report for non-subject property. Appraisal report confirms the $256/mo HOA assessment used in qualifying. CRED 0096 Exception Cleared.
												Approved	A	A	A	A	A
300044877	180085	09/01/2015	Credit	Missing Employment doc (VOE)	CRED 0007	1	Closed
Pre-consummation VOE dated 08/25/15 (pg 180) is incomplete. Check boxes for whether borrower is still currently employed at company listed on 1003 and whether borrower employment status is active are left blank.
									09/18/2015
Excellent verified housing payment history - Excellent verified housing payment history - 25 months 0x30 previous and current mortgage history per credit report, 744/760 mid credit scores, 740 minimum required per guides.; Substantial verified employment history - B1 has been employed with current employer in since 08/2008 per Written VOE.; Low DTI - DTI 33% is below the program maximum of 43% on a fully verified file.

9/18/15 - Received response from lender: "VVoe". Attached is a copy of the pre-consummation dated VVoe confirming borrowers employment from 1/26/08 to Present. VVoe confirms borrower is actively employed. CRED 0007 Exception Cleared.
												Approved	A	A	A	A	A
300044970	180234	09/02/2015	Compliance	Finance charge under disclosed	COMP 0001	1	Closed
Finance charges are underdisclosed by $2,045.56. There is a seller credit on line #208 of the HUD1 (pg 489) in the amount of $5,000. No breakdown was provided in the file to determine what portion, if any apply to the borrowers prepaid costs thus none was applied. Missing HUD addendum signed and stamped certified by the Settlement Agent detailing how credit should be applied. The disclosed finance charge ($418,668.71) is ($2,045.52) below the actual finance charge($420,714.23). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).

									09/14/2015
Substantial verified employment history - Work Number dated 8/20/15 confirms the primary borrowers employment with present employer from 3/4/2002 to present or 13 Years and 5 Months (pg 1).; Substantial verified reserves - Post Closing Reserves $87,725.14 or 27 months PITI. 18 months PITI required per guides.; Excellent verified credit history - Oldest tradeline 10/1998, Middle Credit Scores 754/750 with 1x30 day late in 9/2011 (pg 3,25). Minimum credit score required 740.

9/11/15 - Received response from lender: "Final HUD1". Attached is a complete copy of the Final HUD1 Settlement Statement that is signed and stamped certified by the Settlement Agent as required in dry funding states (OR). Included is a copy of Buyers Closing Costs/Prepaids Paid by Seller detailing how credit is to be applied. Itemization of Buyers Closing Costs/Prepaids Paid by Seller has been signed and stamped certified by the settlement agent as required. Applying fees as detailed is sufficient to cure the under-disclosure. COMP 0001 Exception Cleared.
												Approved	A	A	A	A	A
300065491	182546	09/14/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage (pg 447) has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									09/17/2015
Excellent verified housing payment history - Excellent verified housing payment history - 54 months 0x30 mortgage history (current and prior) per credit report, 756/782 mid credit scores, 740 minimum required per guides.
; Substantial verified reserves - $110,295.91 post closing reserves verified. Reserves required of $61,062.72 ($41,450.76 or 9 months PITI on subject and $19,611.96 or 6 months PITI reserves required on additional property).; Substantial verified employment history - B2 has been with current business since 11/2010 as verified by Business Search (pg 10).

9/17/15 - Received response from lender: "Rec DOT". Attached is a complete copy of the recorded Deed of Trust and Home Equity Line of Credit Deed of Trust. Recorded DOT confirms recording is complete. DEED 0049 Exception Cleared.
												Approved	A	A	A	A	A
300065491	182547	09/14/2015	Compliance	Missing Final HUD-1	HUD 0001	1	Closed
Missing Final HUD-1. HUD in file is marked Estimated (pg 426). Compliance review not complete. Unable to confirm final cash for closing and whether XXXX revolving account ending in XX was paid. Additional conditions may apply pending receipt of Final HUD.

									09/18/2015
Excellent verified housing payment history - Excellent verified housing payment history - 54 months 0x30 mortgage history (current and prior) per credit report, 756/782 mid credit scores, 740 minimum required per guides.
; Substantial verified reserves - $110,295.91 post closing reserves verified. Reserves required of $61,062.72 ($41,450.76 or 9 months PITI on subject and $19,611.96 or 6 months PITI reserves required on additional property).; Substantial verified employment history - B2 has been with current business since 11/2010 as verified by Business Search (pg 10).

9/17/15 - Received response from lender: "Final HUD". Attached is a complete copy of the Final HUD1 Settlement Statement that is signed and stamped certified as required in dry funding states (WA). HUD1 confirms assets required to close. Confirmed verified liquid assets are sufficient for cash required to close. HUD 0001 Exception Cleared.
												Approved	A	A	A	A	A
300065491	182550	09/14/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $800,000 is supported. No post closing CDA provided.	09/21/2015
Excellent verified housing payment history - Excellent verified housing payment history - 54 months 0x30 mortgage history (current and prior) per credit report, 756/782 mid credit scores, 740 minimum required per guides.
; Substantial verified reserves - $110,295.91 post closing reserves verified. Reserves required of $61,062.72 ($41,450.76 or 9 months PITI on subject and $19,611.96 or 6 months PITI reserves required on additional property).; Substantial verified employment history - B2 has been with current business since 11/2010 as verified by Business Search (pg 10).

9/16/15 - Received 3rd Party Desk Review that reflects original appraisal value of $800,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300065491	182560	09/14/2015	Compliance	Finance charge under disclosed	COMP 0001	1	Closed
UPDATED EXCEPTION: The loans is under-disclosed $2610. HUD1 Line 209 Seller Credit in the amount of $5000 was not applied (pg 426). No breakdown was provided in the file to determine what portion, if any, apply to the borrowers prepaid closing costs. Itemization of Seller Paid Closing Costs must be signed/stamped the Settlement Agent. The disclosed finance charge ($528,590.56) is ($2,609.99) below the actual finance charge($531,200.55). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).

ORIGINAL EXCEPTION: Finance charges are under disclosed by $2,609.99. Reason is due to fees charged on the Estimated HUD1 but not included in the prepaid finance charges. There is a seller credit on line #209 of the HUD1 in the amount of $5,000 (pg 426). No breakdown was provided in the file to determine what portion, if any apply to the borrowers prepaid costs thus none was applied. The disclosed finance charge ($528,590.56) is ($2,609.99) below the actual finance charge($531,200.55). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1). Final fee review is pending review of final HUD.
									09/21/2015
Excellent verified housing payment history - Excellent verified housing payment history - 54 months 0x30 mortgage history (current and prior) per credit report, 756/782 mid credit scores, 740 minimum required per guides.
; Substantial verified reserves - $110,295.91 post closing reserves verified. Reserves required of $61,062.72 ($41,450.76 or 9 months PITI on subject and $19,611.96 or 6 months PITI reserves required on additional property).; Substantial verified employment history - B2 has been with current business since 11/2010 as verified by Business Search (pg 10).

9/21/15 - Received response from lender: "Fee Breakdown". Attached is a copy of the itemization of Seller Credit that is signed and stamped certified by the same Settlement Agent that signed the HUD1 that was presented in the original loan file (pg 426). Application of the $5000 Seller Credit as detailed in the itemization resolved the under-disclosure. COMP 0001 Exception Cleared.
												Approved	A	A	A	A	A
300065491	182593	09/15/2015	Property	Appraisal is Incomplete	APPR 0002	1	Closed	Subject value of $800,000 is above predominate value of $578,000. Variance above predominate is 38%. Appraiser provided no commentary on predominate value (pg 326).	09/21/2015
Excellent verified housing payment history - Excellent verified housing payment history - 54 months 0x30 mortgage history (current and prior) per credit report, 756/782 mid credit scores, 740 minimum required per guides.
; Substantial verified reserves - $110,295.91 post closing reserves verified. Reserves required of $61,062.72 ($41,450.76 or 9 months PITI on subject and $19,611.96 or 6 months PITI reserves required on additional property).; Substantial verified employment history - B2 has been with current business since 11/2010 as verified by Business Search (pg 10).

9/16/15 - Received 3rd Party Desk Review that reflects original appraisal value of $800,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. Subject value of $800,000 is above predominate value of $578,000 but is within the high range of $3,695,000 thus cleared. APPR 0002 Exception Cleared.
												Approved	A	A	A	A	A
300065491	182665	09/15/2015	Credit	Undisclosed or Excluded Debt	CRED 0086	1	Closed
Lender excluded Creditor revolving account XXXX with payment of $263/mo from DTI. Credit supplement (pg 831) reflects account was closed, however balance of $4675 was not paid.  Missing documentation to confirm Creditor XXXX with current balance of $4675 (pg 831) has been paid off prior to or at closing. Borrower DTI is 43.4% if Creditor payment is included.
									09/18/2015
Excellent verified housing payment history - Excellent verified housing payment history - 54 months 0x30 mortgage history (current and prior) per credit report, 756/782 mid credit scores, 740 minimum required per guides.
; Substantial verified reserves - $110,295.91 post closing reserves verified. Reserves required of $61,062.72 ($41,450.76 or 9 months PITI on subject and $19,611.96 or 6 months PITI reserves required on additional property).; Substantial verified employment history - B2 has been with current business since 11/2010 as verified by Business Search (pg 10).

9/17/15 - Received response from lender: "Proof Creditor paid off. Pg 2 of Final HUD". Attached is a copy of the Final HUD1 Settlement Statement. HUD1 Line 1306 confirms payoff of debt to Creditor in the amount of $4675.42. CRED 0086 Exception Cleared.
												Approved	A	A	A	A	A
300065048	182574	09/15/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									09/17/2015
Excellent verified credit history - 794/808 qualifying credit scores. No derogatory credit report. Credit file dates to 2/1994. ; Excellent verified housing payment history - 36 months of rental history paid 0x30 per credit report and bank transaction ledger. Prior mortgage from 2011 reporting on credit report as 0x30 with 69 months reviewed.

9/17/15 - Received response from lender: "Rec DOT". Attached is a complete copy of the recorded Deed of Trust for subject transaction. Recorded DOT confirms recording is complete. DEED 0049 Exception Cleared.
												Approved	A	A	A	A	A
300065048	182581	09/15/2015	Compliance	Missing Final HUD-1	HUD 0001	1	Closed	No final HUD provided in file. Unable to confirm assets required to close and confirm final terms of purchase. Estimated HUD (pg 693) used for review. Credit and compliance review is not complete.	09/17/2015
Excellent verified credit history - 794/808 qualifying credit scores. No derogatory credit report. Credit file dates to 2/1994. ; Excellent verified housing payment history - 36 months of rental history paid 0x30 per credit report and bank transaction ledger. Prior mortgage from 2011 reporting on credit report as 0x30 with 69 months reviewed.

9/17/15 - Received response from lender: "Final HUD". Attached is a complete copy of the Final HUD1 Settlement Statements signed and stamped certified by the Settlement Agent as required in dry funding states (WA). Included is a copy of the Final HUD1 Settlement Statement for 2nd mortgage. Confirmed verified assets are sufficient for cash required to close. HUD 0001 Exception Cleared.
												Approved	A	A	A	A	A
300065048	182582	09/15/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $830,000 is supported. No post closing CDA provided.	09/17/2015
Excellent verified credit history - 794/808 qualifying credit scores. No derogatory credit report. Credit file dates to 2/1994. ; Excellent verified housing payment history - 36 months of rental history paid 0x30 per credit report and bank transaction ledger. Prior mortgage from 2011 reporting on credit report as 0x30 with 69 months reviewed.

9/17/15 - Received 3rd Party Desk Review that reflects original appraisal value of $830,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300065048	182585	09/15/2015	Compliance	Affiliated Business Disclosure Is Not Executed	COMP 0036	2	Acknowledged	Affiliated Business Disclosure (pg 860) is unsigned.
Excellent verified credit history - 794/808 qualifying credit scores. No derogatory credit report. Credit file dates to 2/1994. ; Excellent verified housing payment history - 36 months of rental history paid 0x30 per credit report and bank transaction ledger. Prior mortgage from 2011 reporting on credit report as 0x30 with 69 months reviewed.
												Approved	B	B	B	B	B
300062266	186491	10/19/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.

									10/21/2015
Substantial verified reserves - Post closing reserves of $163,685 / 38.86 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 102 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 799/795 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 11/1997.

10/21/15 - Received response from lender: "Rec DOT". Attached is a complete copy of the recorded Deed of Trust for 1st mortgage and 2nd lien HELOC. Documents are marked with the County recordation date stamp. DEED 0049 Exception Cleared.
												Approved	A	A	A	A	A
300062266	186492	10/19/2015	Compliance	Missing Final HUD-1	HUD 0001	1	Closed
UPDATED EXCEPTION: Final HUD was received via Stips 10/21/15. Loan is under-disclosed $3,680.14. Seller credit (HUD1 Line 213) in the amount of $13,284 was not applied. A HUD addendum detailing what APR fees, if any, the credit should be applied to was not provided. The disclosed finance charge ($456,762.15) is ($3,680.14) below the actual finance charge($460,442.29). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).

ORIGINAL EXCEPTION: No final HUD provided in file.  Unable to confirm assets required to close.  Credit and compliance review is not complete.  Estimated HUD1 pg 567 used for review.
									10/28/2015
Substantial verified reserves - Post closing reserves of $163,685 / 38.86 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 102 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 799/795 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 11/1997.

10/28/15 - Received response from lender of: "Final HUD-see page 4 for itemization". Attached is a page four that reflects detail of Seller credit.  Credits applied to cure the under-disclosure amount and to confirm final HUD1 is provided. Page four is executed and dated by the Settlement agent.  HUD 0001 Exception Cleared.
												Approved	A	A	A	A	A
300062266	186498	10/19/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $731,000 is supported. No post closing CDA provided.	10/28/2015
Substantial verified reserves - Post closing reserves of $163,685 / 38.86 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 102 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 799/795 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 11/1997.
											10/20/15 - Received 3rd Party Desk Review that reflects original appraisal value of $731,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300062266	186500	10/19/2015	Compliance	Affiliated Business Disclosure Is Not Executed	COMP 0036	1	Closed	Affiliated Business Disclosure pg 419 is not signed by borrowers.	10/21/2015
Substantial verified reserves - Post closing reserves of $163,685 / 38.86 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 102 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 799/795 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 11/1997.

10/21/15 - Received response from lender: "ABD Disclosure". Attached is a copy of the borrower signed Affiliated Business Arrangement Disclosure with signature date on 7/19/15. ABD is dated 6/16/15, which is within 3 business days of the application date. COMP 0036 Exception Cleared.
												Approved	A	A	A	A	A
300062266	186501	10/19/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing documentation to evidence Special Information Handbook was provided to borrowers within 3 business days of 06/13/2015 initial application date.	10/21/2015
Substantial verified reserves - Post closing reserves of $163,685 / 38.86 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 102 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 799/795 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 11/1997.

10/21/15 - Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.
												Approved	A	A	A	A	A
300062266	186502	10/19/2015	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Subject is in WA. HSB does not require protection letter if property is in Washington, Oregon, Idaho, Hawaii.	10/21/2015
Substantial verified reserves - Post closing reserves of $163,685 / 38.86 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 102 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 799/795 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 11/1997.
											10/21/15 -While obtaining a CPL is best practice, it is not a requirement, and thus the risk would be borne by the Originator / Lender. Subject is in the state of WA. TITL 0005 Exception Cleared.	Approved	A	A	A	A	A
300062266	186507	10/20/2015	Compliance	10% Tolerance Violation between GFE and HUD1	RESPA 0009	1	Closed	There is a $423.08/11.35% variance from final GFE (pg 610) and estimated HUD1 (pg 567) used for review. No lender cure reflected page 1 of HUD1. Missing final HUD1 to confirm 10% tolerance exception.	10/28/2015
Substantial verified reserves - Post closing reserves of $163,685 / 38.86 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 102 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 799/795 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 11/1997.

10/28/15 - Received the final HUD 0001 condition to reflect page four of the final HUD1 that reflected the full detailed itemization of the Seller credit reflected on the HUD1 line 213.  Credits applied to cure the under-disclosure amount which also cured the RESPA 0009 - 10% Violation exception. RESPA 0009 Exception Cleared.
												Approved	A	A	A	A	A
300062266	186508	10/20/2015	Credit	Missing Verification of Liability (Contingent or Otherwise)	CRED 0097	1	Closed	Missing copy of Note from simultaneous 2nd mortgage used for purchase transaction. Payment and loan amount sourced from 1008 pg 319.	10/21/2015
Substantial verified reserves - Post closing reserves of $163,685 / 38.86 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 102 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 799/795 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 11/1997.

10/21/15 - Received response from lender: "2nd Note". Attached is a complete copy of the executed Home Equity Line of Credit Agreement and Promissory Note. Loan amount and qualifying payment confirmed. Lender used the greater 1% of the loan amount for qualifying. CRED 0097 Exception Cleared.
												Approved	A	A	A	A	A
300073657	186433	10/19/2015	Compliance	Missing Final HUD-1	HUD 0001	1	Closed	No final HUD provided in file. Unable to confirm assets required to close. Credit and compliance review is not complete. Estimated HUD1 pg 588 used for review.	10/21/2015
Substantial verified reserves - Post closing reserves of $110,857 / 20.53 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 784/770 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 09/2000. ; Excellent verified housing payment history - Credit report reflects 67 months  prior mortgage history paid 0x30 through 05/2015.  3 months 0x30 current rental payment history.

10/21/15 - Received response from lender: "Final HUD". Attached is a copy of the final HUD1 Settlement Statement for subject transaction. HUD1 is signed/stamped certified by the Settlement Agent as required in dry funding states. HUD 0001 Exception Cleared.
												Approved	A	A	A	A	A
300073657	186445	10/19/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $860,000 is supported. No post closing CDA provided.	10/28/2015
Substantial verified reserves - Post closing reserves of $110,857 / 20.53 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 784/770 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 09/2000. ; Excellent verified housing payment history - Credit report reflects 67 months  prior mortgage history paid 0x30 through 05/2015.  3 months 0x30 current rental payment history.
											10/20/15 - Received 3rd Party Desk Review that reflects original appraisal value of $860,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300073657	186449	10/19/2015	Compliance	Affiliated Business Disclosure Is Not Executed	COMP 0036	1	Closed	Affiliated Business Disclosure (pg 721) is not signed by borrowers.	10/28/2015
Substantial verified reserves - Post closing reserves of $110,857 / 20.53 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 784/770 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 09/2000. ; Excellent verified housing payment history - Credit report reflects 67 months  prior mortgage history paid 0x30 through 05/2015.  3 months 0x30 current rental payment history.

10/27/15 - Received response from lender of: "ABD".  Attached is a copy of the file print dated Affiliated Business Arrangement Disclosure Notice from the Lender that is executed and dated by the borrowers. ** COMP 0036 Exception Cleared.
												Approved	A	A	A	A	A
300073657	186450	10/19/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing documentation to evidence Special Information Handbook was provided to borrowers within 3 business days of initial application date.	10/21/2015
Substantial verified reserves - Post closing reserves of $110,857 / 20.53 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 784/770 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 09/2000. ; Excellent verified housing payment history - Credit report reflects 67 months  prior mortgage history paid 0x30 through 05/2015.  3 months 0x30 current rental payment history.

10/21/15 -Attached is the banks LQ.net Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of LQ.net.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.
												Approved	A	A	A	A	A
300073657	186478	10/19/2015	Credit	Initial 1003 Application is Incomplete	APP 0004	1	Closed	Missing borrower signed initial 1003. Initial 1003 pg 436 is only signed by lender (pg 439)	10/28/2015
Substantial verified reserves - Post closing reserves of $110,857 / 20.53 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 784/770 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 09/2000. ; Excellent verified housing payment history - Credit report reflects 67 months  prior mortgage history paid 0x30 through 05/2015.  3 months 0x30 current rental payment history.
											10/27/15 - Received response from lender of: "1003". Attached is a copy of the same file printed initial 1003 that is executed and dated by both borrowers. APP 0004 Exception Cleared.	Approved	A	A	A	A	A
300073657	186480	10/19/2015	Compliance	Finance charge under disclosed	COMP 0001	1	Closed
The disclosed finance charge ($575,692.13) is ($292.50) below the actual finance charge($575,984.63).  HUD1 (pg 588) is estimated HUD1-missing final HUD1.  Final TIL itemization (pg 459) does not reflect how $5000 seller credit was applied, nor does HUD1 itemization pg 591.  Compliance testing is not complete pending receipt of final HUD1.
									10/22/2015
Substantial verified reserves - Post closing reserves of $110,857 / 20.53 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 784/770 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 09/2000. ; Excellent verified housing payment history - Credit report reflects 67 months  prior mortgage history paid 0x30 through 05/2015.  3 months 0x30 current rental payment history.
												Approved	A	A	A	A	A
300073657	186482	10/19/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	P&L (pg 328) for borrowers SchC business does not reflect any dates to verify it is most recent P&L. It only reflects "YTD" with no dates.	10/28/2015
Substantial verified reserves - Post closing reserves of $110,857 / 20.53 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 784/770 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 09/2000. ; Excellent verified housing payment history - Credit report reflects 67 months  prior mortgage history paid 0x30 through 05/2015.  3 months 0x30 current rental payment history.

10/27/15 - Received response from lender of: "P&L". Attached is five page document that includes a copy of the signed P&L and Balance Sheet from the file as well as an unexecuted version of the same along with a memo from the borrower on company letterhead that addresses that as of 08/2015 the YTD gross income figure is in support of that which is reflected on the P&L document.  The letter further stated that the P&L does not reflect pending invoices for services rendered. CRED 0082 Exception Cleared.
												Approved	A	A	A	A	A
300073657	186484	10/19/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.

									10/21/2015
Substantial verified reserves - Post closing reserves of $110,857 / 20.53 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 784/770 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 09/2000. ; Excellent verified housing payment history - Credit report reflects 67 months  prior mortgage history paid 0x30 through 05/2015.  3 months 0x30 current rental payment history.

10/21/15 - Received response from lender: "Rec DOT". Attached are complete copies of the recorded DOT for 1st mortgage and 2nd lien HELOC. Documents are marked with the County recordation stamp. DEED 0049 Exception Cleared.
												Approved	A	A	A	A	A
300073658	187075	10/26/2015	Compliance	Missing Final HUD-1	HUD 0001	1	Closed	HUD provided (pg 584) is marked Estimated and signed by the borrower. No HUD marked as Final and signed or stamped by the Settlement Agent. Compliance review is not completed.	10/28/2015
Substantial verified employment history - Borrower has been employed for over 7 years.; Minimal outstanding debt - Borrowers credit report reflects long standing credit history since 2007 with only minimal outstanding debt owed with balance well below the high credit limit. All credit paid 0x30 for past 60 months, including mortgage 0x30 for 44 months.
											10/27/15 - Received response from lender of: "final HUD". Attached is a copy of a HUD1 marked Final with a CTC stamp and signature by the settlement agent. HUD 0001 Exception Cleared.	Approved	A	A	A	A	A
300073658	187079	10/26/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $920,000 is supported. No post closing CDA provided.	10/29/2015
Substantial verified employment history - Borrower has been employed for over 7 years.; Minimal outstanding debt - Borrowers credit report reflects long standing credit history since 2007 with only minimal outstanding debt owed with balance well below the high credit limit. All credit paid 0x30 for past 60 months, including mortgage 0x30 for 44 months.
											10/29/15 - Received 3rd Party Desk Review that reflects original appraisal value of $920,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300073658	187085	10/26/2015	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing Closing Protection Letter issued by title insurer. Subject is in California.	10/29/2015
Substantial verified employment history - Borrower has been employed for over 7 years.; Minimal outstanding debt - Borrowers credit report reflects long standing credit history since 2007 with only minimal outstanding debt owed with balance well below the high credit limit. All credit paid 0x30 for past 60 months, including mortgage 0x30 for 44 months.

10/28/15 - While obtaining a CPL is best practice, it is not a requirement, and the Underwriter and Title Company are one in the same further mitigating the need for a CPL. Subject is located in California. TITL 0005 Exception Cleared.
												Approved	A	A	A	A	A
300073658	187106	10/26/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	Missing signed tax returns. 2014 and 2013 personal tax returns provided (pgs 159,213) were not signed by the borrower.	10/29/2015
Substantial verified employment history - Borrower has been employed for over 7 years.; Minimal outstanding debt - Borrowers credit report reflects long standing credit history since 2007 with only minimal outstanding debt owed with balance well below the high credit limit. All credit paid 0x30 for past 60 months, including mortgage 0x30 for 44 months.

10/28/15 - Received response from lender of: Signed tax returns.  Attached are signature pages for the 2013 and 2014 1040 returns to match to those in file reflecting the borrower signature by his Attorney in Fact.  CRED 0082 Exception Cleared.
												Approved	A	A	A	A	A
300073665	191965	12/09/2015	Compliance	Missing Final HUD-1	HUD 0001	1	Closed	No final HUD documents provided. All HUD documents in file are marked as Estimated. Review used Estimated HUD (pg 941) for data entry. Final compliance review is not completed.	12/16/2015
Excellent verified credit history - Qualifying credit scores of 770/752. Minimum score of 740 required. No material derogatory credit. ; Excellent verified housing payment history - 707 months of current and prior mortgage history reporting on credit report with 0x30 payment history.; Substantial verified reserves - Post closing reserves of $183,224.01. 20.22 months of verified PITI reserves. 12 months PITI reserves required. Borrower meets all lender reserve requirements.
											12/15/2015 - Received response from lender of: "final HUD1". Attached is 4-page final settlement agent CTC HUD1. HUD 0001 Exception Cleared.	Funded	A	A	A	A	A
300073665	192042	12/09/2015	Compliance	Loan Closed Prior to 3 Business Days After Delivery of Interim TIL	MDIA 0002	1	Closed
Lender redisclosed increased APR on 11/20 (pg 803). Transaction date is 11/24 per final TIL signature (pg 884). Borrower was not provided with 3 business days prior to closing after issuance of redisclosed TIL with increase in APR which exceeds the allowed tolerance.
									12/23/2015
Excellent verified credit history - Qualifying credit scores of 770/752. Minimum score of 740 required. No material derogatory credit. ; Excellent verified housing payment history - 707 months of current and prior mortgage history reporting on credit report with 0x30 payment history.; Substantial verified reserves - Post closing reserves of $183,224.01. 20.22 months of verified PITI reserves. 12 months PITI reserves required. Borrower meets all lender reserve requirements.

12/23/15 - Received response from lender of TIL Rebuttal".   Attached is a lender memo stating: "Re-disclosed TIL dated and signed 11/20/15. Closing docs were dated and signed 11/24/15, three business days after re-disclosed TIL was delivered and signed by the borrower in person:
Day 1  11/21/15.
Day 2  11/23/15,
Day 3  11/24/15 - Docs dated and signed
 **  MDIA 0002 Exception Cleared.
												Funded	A	A	A	A	A
300073665	192054	12/09/2015	Credit	Missing Verification of Liability (Contingent or Otherwise)	CRED 0097	2	Acknowledged
Installment bank loan with payment of $2842.52/mo was not verified in the file, other than Letter from Borrower (pg 926). Personal bank statements (pg 104) reflect borrower is making this payment from personal account. Missing payment history from bank to confirm terms of debts and payment history to reflect 0x30 payments.

Excellent verified credit history - Qualifying credit scores of 770/752. Minimum score of 740 required. No material derogatory credit. ; Excellent verified housing payment history - 707 months of current and prior mortgage history reporting on credit report with 0x30 payment history.; Substantial verified reserves - Post closing reserves of $183,224.01. 20.22 months of verified PITI reserves. 12 months PITI reserves required. Borrower meets all lender reserve requirements.
												Funded	B	B	B	B	B
300073665	192069	12/09/2015	Credit	Undisclosed or Excluded Debt	CRED 0086	1	Closed
Copy of Bank 2 statement (pg 1279) and Note (pg 1283) indicate borrower has a Bank 2 bank debt with payment of $4600.29/mo. Personal bank accounts reflects payments made in the amount of $4600.29/mo. Missing payment history from Bank 2 to confirm 0x30 payment history.
									12/22/2015
Excellent verified credit history - Qualifying credit scores of 770/752. Minimum score of 740 required. No material derogatory credit. ; Excellent verified housing payment history - 707 months of current and prior mortgage history reporting on credit report with 0x30 payment history.; Substantial verified reserves - Post closing reserves of $183,224.01. 20.22 months of verified PITI reserves. 12 months PITI reserves required. Borrower meets all lender reserve requirements.

12/21/15 -Attached is a supplemental credit report dated post-consummation that reflects the pay history for the installment debt that was not verified in file. Debt inclusion results in an increased DTI that remains within guidelines. Post-consummation credit supplement is in support of documentation contained in file.  **   CRED 0086 Exception Cleared.
												Funded	A	A	A	A	A
300073665	192079	12/09/2015	Credit	Underwriting Loan Approval is Deficient	APRV 0010	1	Closed
Final 1008 (pg 104) with DTI of 20.26% does not reflect payments with Bank 1 (pg 926) and Bank 2 (pg 1279). Final 1008 to reflect all debts paid by borrower. Final DTI to be calculated using previously excluded debts. Personal bank statements (pg 110, 132) indicate these payment are being paid from personal checking account. Final 1008 to reflect all payments and final DTI calculation.
									12/22/2015
Excellent verified credit history - Qualifying credit scores of 770/752. Minimum score of 740 required. No material derogatory credit. ; Excellent verified housing payment history - 707 months of current and prior mortgage history reporting on credit report with 0x30 payment history.; Substantial verified reserves - Post closing reserves of $183,224.01. 20.22 months of verified PITI reserves. 12 months PITI reserves required. Borrower meets all lender reserve requirements.

12/21/15 - Received response from lender of: "1008". Attached is revised executed 1008 reflecting a date post-consummation.  This is in support of documentation in the file pre-consummation. APRV 0010 Exception Cleared.
												Funded	A	A	A	A	A
300073665	192080	12/09/2015	Credit	Final 1003 Application is Incomplete	APP 0002	1	Closed
UPDATED EXCEPTION:
Per borrower letter (pg 926) borrower has a debt with Bank and per copy of mortgage statement (pg 1279, 2183) borrower has a debt with another Bank. Borrowers personal bank statements starting on page 104, reflect borrowers are paying payments for these debts out of personal account. Missing updated 1003 reflecting all liabilities. *** UPDATE *** Total debt reflected on updated or amended 1003 should match to updated 1008 provided that calculates to the DTI of 33.58%. If amending final 1003 in file, borrowers to initial and acknowledge said changes.  If providing a new corrected final 1003, borrowers must fully execute and date new final 1003.

ORIGINAL EXCEPTION:
Per borrower letter (pg 926) borrower has a debt with Bank and per copy of mortgage statement (pg 1279, 2183) borrower has a debt with another Bank. Borrowers personal bank statements starting on page 104, reflect borrowers are paying payments for these debts out of personal account. Missing updated 1003 reflecting all liabilities.
									12/29/2015
Excellent verified credit history - Qualifying credit scores of 770/752. Minimum score of 740 required. No material derogatory credit. ; Excellent verified housing payment history - 707 months of current and prior mortgage history reporting on credit report with 0x30 payment history.; Substantial verified reserves - Post closing reserves of $183,224.01. 20.22 months of verified PITI reserves. 12 months PITI reserves required. Borrower meets all lender reserve requirements.

12/28/15 - Received response from lender of: "revised 1003".  Attached is revised, executed and dated 1003 post-consummation.  This is in support of the final 1003 dated upon consummation.  All debts were considered in qualifying pre-consummation, however were not reflected on the final 1003 executed at consummation.  Revised 1003 executed by the borrowers reflects all debts considered.  Updated 1008 previously provided for APRV 0010 exception.  APP 0002 Exception Cleared.
												Funded	A	A	A	A	A
300073665	193174	12/16/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,430,000 is supported. No post closing CDA provided.	12/29/2015
Excellent verified credit history - Qualifying credit scores of 770/752. Minimum score of 740 required. No material derogatory credit. ; Excellent verified housing payment history - 707 months of current and prior mortgage history reporting on credit report with 0x30 payment history.; Substantial verified reserves - Post closing reserves of $183,224.01. 20.22 months of verified PITI reserves. 12 months PITI reserves required. Borrower meets all lender reserve requirements.

12/29/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,430,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.
												Funded	A	A	A	A	A
300045888	193746	12/21/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									01/04/2016
Excellent verified housing payment history - Credit report reflects 133 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 785/788 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 9/1995. ; Substantial verified reserves - Post closing reserves of $84,234 verified.  $63,945 required per guidelines (9 months for subject and 6 months for financed REO).  Borrowers have additional documented assets not used by lender.  All lender reserve requirements have been met.
											1/4/16 - Received a copy of the executed recorded Mortgage Deed of Trust (14 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN confirmed. DEED 0049 Exception Cleared.	Funded	A	A	A	A	A
300045888	193747	12/21/2015	Compliance	Missing Final HUD-1	HUD 0001	1	Closed
Missing executed final HUD1 for subject transaction.  Estimated HUD1 (pg 1019) used for review. Estimated HUD1 does not reflect $11,020 paydown on XXXX subordinated lien as required per approval (pg 872), only XXX paydown is reflected.  Cash to close to be recalculated upon receipt and review.
									01/04/2016
Excellent verified housing payment history - Credit report reflects 133 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 785/788 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 9/1995. ; Substantial verified reserves - Post closing reserves of $84,234 verified.  $63,945 required per guidelines (9 months for subject and 6 months for financed REO).  Borrowers have additional documented assets not used by lender.  All lender reserve requirements have been met.
											12/23/15 - Received missing CTC final HUD1. HUD1 0001 Exception Cleared.	Funded	A	A	A	A	A
300045888	193748	12/21/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $960,000 is supported. No post closing CDA provided.	12/23/2015
Excellent verified housing payment history - Credit report reflects 133 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 785/788 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 9/1995. ; Substantial verified reserves - Post closing reserves of $84,234 verified.  $63,945 required per guidelines (9 months for subject and 6 months for financed REO).  Borrowers have additional documented assets not used by lender.  All lender reserve requirements have been met.

12/22/15 - Received 3rd Party Desk Review that reflects original appraisal value of $960,000 is not supported. CDA Value of $900,000 results in a negative variance of -6.25% which is within allowable tolerance.   Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Funded	A	A	A	A	A
300045888	193752	12/21/2015	Compliance	No evidence lender provided copies of written appraisals	ECOA 0003	1	Closed	Missing documentation to evidence borrowers received copy of appraisal prior to closing.	12/31/2015
Excellent verified housing payment history - Credit report reflects 133 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 785/788 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 9/1995. ; Substantial verified reserves - Post closing reserves of $84,234 verified.  $63,945 required per guidelines (9 months for subject and 6 months for financed REO).  Borrowers have additional documented assets not used by lender.  All lender reserve requirements have been met.

12/31/15 - Received copy of signed Notice of Right to Copy of Appraisal. Borrowers waived their 3 day waiting period. Per disclosure, signing the waiver does not negate lender obligation to provide borrower with copy of appraisal and will still till deliver the appraisal to borrowers  at signing. ECOA 0003 Exception Cleared.
												Funded	A	A	A	A	A
300045888	193753	12/21/2015	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing CPL for title company, per preliminary title report pg 790. Property is located in CA.	12/31/2015
Excellent verified housing payment history - Credit report reflects 133 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 785/788 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 9/1995. ; Substantial verified reserves - Post closing reserves of $84,234 verified.  $63,945 required per guidelines (9 months for subject and 6 months for financed REO).  Borrowers have additional documented assets not used by lender.  All lender reserve requirements have been met.
											12/31/15 - Received Closing Protection Letter from title insurer. TITL 0005 Exception Cleared.	Funded	A	A	A	A	A
300045888	193754	12/21/2015	Credit	Missing Employment doc (VVOE)	CRED 0006	1	Closed
Missing VVOE dated within 30 days of Note and consummation date for co-borrowers SchC self-employment. Lender cover form pg 61 shows 12/07/2015, but business verification pg 58 does not have any date stamp to evidence date it was pulled.
									01/04/2016
Excellent verified housing payment history - Credit report reflects 133 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 785/788 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 9/1995. ; Substantial verified reserves - Post closing reserves of $84,234 verified.  $63,945 required per guidelines (9 months for subject and 6 months for financed REO).  Borrowers have additional documented assets not used by lender.  All lender reserve requirements have been met.

12/31/15 - Attached is a print out of lender imaging system reflecting Verbal emp confirmation Version #1 upload date of 12/07/15. The VOE image on the right side corner confirms imaged VOE has an upload date of 12/07/15. CRED 0006 Exception Cleared.
												Funded	A	A	A	A	A
300045888	193756	12/21/2015	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	1	Closed	Missing documentation to evidence payment for new seller loan opened 08/15 for borrowers rental property. Payment sourced from credit report (pg 4) for review.	12/30/2015
Excellent verified housing payment history - Credit report reflects 133 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 785/788 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 9/1995. ; Substantial verified reserves - Post closing reserves of $84,234 verified.  $63,945 required per guidelines (9 months for subject and 6 months for financed REO).  Borrowers have additional documented assets not used by lender.  All lender reserve requirements have been met.

12/29/15 - Received response from lender of: "rental property issue". Attached is 3 page mortgage statement dated 12/14 confirming P&I payment amount considered in qualifying. Statement presented is in support of documentation presented in loan file. CRED 0096 Exception Cleared.
												Funded	A	A	A	A	A
300045888	193996	12/23/2015	Compliance	HUD-1 is Incomplete	HUD 0024	1	Closed
Based on final HUD1 provided 12/23, it does not reflect $11,020 paydown on Matador CU subordinated lien as required per approval (pg 872), only XXX paydown is reflected. No explanation provided for omission.  HUD1 provided does not appear to have retired this debt.
									01/04/2016
Excellent verified housing payment history - Credit report reflects 133 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 785/788 qualifying credit scores.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 9/1995. ; Substantial verified reserves - Post closing reserves of $84,234 verified.  $63,945 required per guidelines (9 months for subject and 6 months for financed REO).  Borrowers have additional documented assets not used by lender.  All lender reserve requirements have been met.

12/31/15 - Received response from lender of: "Principal Paydown Confirmation". Lender attached e-mail correspondence confirming $11,000 has been applied to the principal balance of solar loan. Credit report (pg 98) reflects current balance of $35,021 minus $11,000 paydown equals to $24,021 new balance. The reduced amount matches new balance reflected on Lender Approval Summary of Transactions(pg 872). HUD 0024 Exception Cleared.
												Funded	A	A	A	A	A
300104484	203146	02/17/2016	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	APP 0006	1	Closed
1) Final 1003 (pg 554) reflects subject was acquired in 2004. All other documents in file confirm subject was purchased by the borrower in 2014. Acquisition date is incorrect on 1003 documents in file.  2) 1003 (pg 554) lists borrower as Self Employed. Per K1s (pg 370) borrower owns 5.368% and would not be considered Self Employed.  1003 should reflect borrowers correct employment status.
									02/26/2016
Excellent verified credit history - 794 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 9/1984. ; Excellent verified housing payment history - 279 months of current and prior mortgage history paid 0x30. ; Income verified was not used in qualifying - Additional K1 income of $XXXX/mo (pg 370, 423) was not used to qualifying the borrower.  ; Substantial verified reserves - Post closing reserves of $133,982.49. 24.56 months of verified PITI reserves. 9 months required. Sufficient reserves to cover 6 months PITI investment property.

2/24/16 - Received response from lender of: "Final 1003". Lender attached a corrected 1003 reflecting subject acquired date of 2014 and Self-Employed Status to No. Corrections were initialed by the borrower. APP 0006 Exception Cleared.
												Approved	A	A	A	A	A
300104484	203153	02/17/2016	Compliance	Affiliated Business Disclosure Not Provided Within 3 Business Days of Application	COMP 0035	1	Closed	Affiliated Business Disclosure (pg 589) is dated 11/30/2015 which is not within 3 business days of lender application date of 11/24/2015.	02/22/2016
Excellent verified credit history - 794 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 9/1984. ; Excellent verified housing payment history - 279 months of current and prior mortgage history paid 0x30. ; Income verified was not used in qualifying - Additional K1 income of $XXXX/mo (pg 370, 423) was not used to qualifying the borrower.  ; Substantial verified reserves - Post closing reserves of $133,982.49. 24.56 months of verified PITI reserves. 9 months required. Sufficient reserves to cover 6 months PITI investment property.
											2/21/16 - ABD provided within 3 business days of application date (Holiday and Saturday excluded). COMP 0035 Exception Cleared.	Approved	A	A	A	A	A
300104484	203154	02/17/2016	Compliance	Missing Homeownership Counseling Disclosure	RESPA 0029	1	Closed	Missing evidence that borrower was provided with Homeownership Counseling Disclosure and List of Counseling Agencies dated within 3 business days of lender application date of 11/24/2015.	02/22/2016
Excellent verified credit history - 794 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 9/1984. ; Excellent verified housing payment history - 279 months of current and prior mortgage history paid 0x30. ; Income verified was not used in qualifying - Additional K1 income of $XXXX/mo (pg 370, 423) was not used to qualifying the borrower.  ; Substantial verified reserves - Post closing reserves of $133,982.49. 24.56 months of verified PITI reserves. 9 months required. Sufficient reserves to cover 6 months PITI investment property.

2/21/16 - Received repose from lender of: "Homeownership counseling". Attached is copy of Homeownership Counseling Disclosure dated 11/30/15 which is within 3 business days (Holiday and Saturday excluded) of application date. RESPA 0029 Exception Cleared.
												Approved	A	A	A	A	A
300104484	203155	02/17/2016	Compliance	Missing Notice of Servicing Transfer Disclosure	SVCT 0001	1	Closed
Missing evidence that borrower was provided with Servicing Transfer Disclosure dated within 3 business days of lender application date of 11/24/2015. LE document provided in file (pg 582) is marked Sample and cannot be used as proof of delivery.
									02/22/2016
Excellent verified credit history - 794 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 9/1984. ; Excellent verified housing payment history - 279 months of current and prior mortgage history paid 0x30. ; Income verified was not used in qualifying - Additional K1 income of $XXXX/mo (pg 370, 423) was not used to qualifying the borrower.  ; Substantial verified reserves - Post closing reserves of $133,982.49. 24.56 months of verified PITI reserves. 9 months required. Sufficient reserves to cover 6 months PITI investment property.
											2/21/16 - LE which includes Servicing Transfer Disclosure provided within 3 business days of application date (Holiday and Saturday excluded). SVCT 0001 Exception Cleared.	Approved	A	A	A	A	A
300104484	203157	02/17/2016	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed	No evidence that borrower was provided with E-sign disclosure.	02/23/2016
Excellent verified credit history - 794 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 9/1984. ; Excellent verified housing payment history - 279 months of current and prior mortgage history paid 0x30. ; Income verified was not used in qualifying - Additional K1 income of $XXXX/mo (pg 370, 423) was not used to qualifying the borrower.  ; Substantial verified reserves - Post closing reserves of $133,982.49. 24.56 months of verified PITI reserves. 9 months required. Sufficient reserves to cover 6 months PITI investment property.

2/21/16 - Received response from lender of: "e-disclosure response". Attached is letter from lender in company letterhead which states: "Response: Borrower was not provided E-Sign Disclosures". No evidence of e-sign or e-consent was utilized in the file, thus disclosure is not required. TRID 0134 Exception Cleared.
												Approved	A	A	A	A	A
300104484	203158	02/17/2016	Compliance	No proof borrower(s) can receive documents via the electronic method as intended	TRID 0135	1	Closed	Missing evidence that borrower was provided with E-Sign Disclosure, thus unable to determine if intent to use electronic delivery method for the borrowers was evident.	02/23/2016
Excellent verified credit history - 794 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 9/1984. ; Excellent verified housing payment history - 279 months of current and prior mortgage history paid 0x30. ; Income verified was not used in qualifying - Additional K1 income of $XXXX/mo (pg 370, 423) was not used to qualifying the borrower.  ; Substantial verified reserves - Post closing reserves of $133,982.49. 24.56 months of verified PITI reserves. 9 months required. Sufficient reserves to cover 6 months PITI investment property.

2/21/16 - Received response from lender of: "e-disclosure". Attached is letter from lender in company letterhead which states: "Response: Borrower was not provided E-Sign Disclosures". No evidence of e-sign or e-consent was utilized in the file, thus disclosure is not required. TRID 0135 Exception Cleared.
												Approved	A	A	A	A	A
300104484	203160	02/17/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,250,000 is supported. No post closing CDA provided.	02/26/2016
Excellent verified credit history - 794 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 9/1984. ; Excellent verified housing payment history - 279 months of current and prior mortgage history paid 0x30. ; Income verified was not used in qualifying - Additional K1 income of $XXXX/mo (pg 370, 423) was not used to qualifying the borrower.  ; Substantial verified reserves - Post closing reserves of $133,982.49. 24.56 months of verified PITI reserves. 9 months required. Sufficient reserves to cover 6 months PITI investment property.

2/17/16 - Received 3rd Party Desk Review that reflects original appraisal value of $1,250,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300104484	203165	02/17/2016	Property	Appraisal is Incomplete	APPR 0002	1	Closed	Appraisal (pg 491) states subject is 1 Unit in General Description. Per narrative subject is 1 Unit with Accessory Unit. Appraisal should reflect correct number of units.	02/26/2016
Excellent verified credit history - 794 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 9/1984. ; Excellent verified housing payment history - 279 months of current and prior mortgage history paid 0x30. ; Income verified was not used in qualifying - Additional K1 income of $XXXX/mo (pg 370, 423) was not used to qualifying the borrower.  ; Substantial verified reserves - Post closing reserves of $133,982.49. 24.56 months of verified PITI reserves. 9 months required. Sufficient reserves to cover 6 months PITI investment property.

2/26/16 - Received response from lender: "Appraisal". Attached is a copy of the amended Appraisal report with a signature date of 2/24/16. Appraisal report was amended to correct the General Description  - Units section to reflect "One with Accessory Unit", to correspond with appraiser narrative listed on pg 2 of the report. APPR 0002 Exception Cleared.
												Approved	A	A	A	A	A
300104484	203192	02/17/2016	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing evidence that borrower was provided with US Patriot Act Disclosure and Federal Privacy Act Disclosure.	02/26/2016
Excellent verified credit history - 794 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 9/1984. ; Excellent verified housing payment history - 279 months of current and prior mortgage history paid 0x30. ; Income verified was not used in qualifying - Additional K1 income of $XXXX/mo (pg 370, 423) was not used to qualifying the borrower.  ; Substantial verified reserves - Post closing reserves of $133,982.49. 24.56 months of verified PITI reserves. 9 months required. Sufficient reserves to cover 6 months PITI investment property.
											2/24/16 - Received response from lender of: "Privacy Act Disclosure". Attached is copy of Privacy Disclosure. COMP 0006 Exception Cleared.	Approved	A	A	A	A	A
300104484	203193	02/17/2016	Compliance	LE or CD is Deficient	TRID 0148	1	Closed
Loan Estimate dated 11/30/2015 (pg 582) is marked as Sample. Provide Loan Estimate without Sample markings. Closing Disclosure (pg 569) dated 2/3/2016 is marked as Sample. Provide Closing Disclosure dated 2/3/2016 without Sample markings.
									02/26/2016
Excellent verified credit history - 794 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 9/1984. ; Excellent verified housing payment history - 279 months of current and prior mortgage history paid 0x30. ; Income verified was not used in qualifying - Additional K1 income of $XXXX/mo (pg 370, 423) was not used to qualifying the borrower.  ; Substantial verified reserves - Post closing reserves of $133,982.49. 24.56 months of verified PITI reserves. 9 months required. Sufficient reserves to cover 6 months PITI investment property.

2/25/16 - Received response from lender: "LOX". Attached is a signed official letter on company letterhead stating: "The CD dated 2/3/2016 marked sample was printed to send to escrow and LO to confirm bottom line.  The CD dated 2/3/2016 marked sample was not sent to the borrower". ** Lender states CD marked "Sample" (pg 569) was not delivered to borrower. Removed CD dated 2/3/2016 from compliance testing.  TRID 0148 Exception Cleared.
												Approved	A	A	A	A	A
300104484	203236	02/17/2016	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure.	TRID 0119	1	Closed
Missing Change of Circumstance for increase in Loan Discount fee from $11,250 to $18,750 on 2/2/2016 and for addition of Property Taxes on 2/5/2016. The following fee(s) increased from the amount(s) disclosed on the Loan Estimate sent on 2015-11-30: Loan Discount , Village Property Taxes/County Property Tax. The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)).
									03/03/2016
Excellent verified credit history - 794 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 9/1984. ; Excellent verified housing payment history - 279 months of current and prior mortgage history paid 0x30. ; Income verified was not used in qualifying - Additional K1 income of $XXXX/mo (pg 370, 423) was not used to qualifying the borrower.  ; Substantial verified reserves - Post closing reserves of $133,982.49. 24.56 months of verified PITI reserves. 9 months required. Sufficient reserves to cover 6 months PITI investment property.

3/3/16 -  Village property tax has been cleared per CFPB acknowledgement published on 02/10/16. Review updated the CDs dated 02/02/16, 02/03/16, 02/05/16 and 02/05/16 from $18,750 to $9,000 (to reflect the lender credit of $9,750). TRID 0119 Exception Cleared.
												Approved	A	A	A	A	A
300104484	203240	02/17/2016	Compliance	Initial Loan Estimate Sent Date > 3 Business Days from Application Date	TRID 0028	1	Closed
Per Initial 1003 (pg 562) application date is 11/24/2015. Initial Loan Estimate in file (pg 582) is dated 11/30/2015 which is not within 3 business days. The Initial Loan Estimate Disclosure Date (2015-11-30) is more than 3 business days from the Application Date (2015-11-24). Three business days from the Application Date is (2015-11-28). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the third business day after receiving a consumer's application. (12 CFR 1026.19(e)(1)(iii))
									02/22/2016
Excellent verified credit history - 794 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 9/1984. ; Excellent verified housing payment history - 279 months of current and prior mortgage history paid 0x30. ; Income verified was not used in qualifying - Additional K1 income of $XXXX/mo (pg 370, 423) was not used to qualifying the borrower.  ; Substantial verified reserves - Post closing reserves of $133,982.49. 24.56 months of verified PITI reserves. 9 months required. Sufficient reserves to cover 6 months PITI investment property.
											2/21/16 - LE provided within 3 business days of application date (Holiday and Saturday excluded) under general definition. TRID 0028 Exception Cleared.	Approved	A	A	A	A	A
300104484	203247	02/17/2016	Credit	Missing Employment doc (VOE)	CRED 0007	1	Closed
1003 (pg 554) lists borrower as Self Employed. Per K1s (pg 370) borrower owns 5.368% and would not be considered Self Employed. VVOE in file (pg 1-3) completed for Self Employed borrower. Missing Verbal VOE confirming borrowers employment status dated within 10 days of loan closing. Business Registration (pg 2) does not meet verbal verification requirements for employed borrower.
									02/26/2016
Excellent verified credit history - 794 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 9/1984. ; Excellent verified housing payment history - 279 months of current and prior mortgage history paid 0x30. ; Income verified was not used in qualifying - Additional K1 income of $XXXX/mo (pg 370, 423) was not used to qualifying the borrower.  ; Substantial verified reserves - Post closing reserves of $133,982.49. 24.56 months of verified PITI reserves. 9 months required. Sufficient reserves to cover 6 months PITI investment property.

2/24/16 - Received VVOE for borrower dated 02/01/16 which is prior to consummation date. VVOE confirms borrower employment status as Active and verifies over 2 years employment history. CRED 0007 Exception Cleared.
												Approved	A	A	A	A	A
300104484	203259	02/17/2016	Compliance	Missing Evidence of Service Provider List	TRID 0151	1	Closed
Per Loan Estimate and Closing Disclosures borrower was allowed to Shop for Services. No evidence that borrower was provided with a Settlement Provider List within 3 days of application date. Additional exceptions may apply pending review of Provider listing. TRID review is not completed.
									02/22/2016
Excellent verified credit history - 794 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 9/1984. ; Excellent verified housing payment history - 279 months of current and prior mortgage history paid 0x30. ; Income verified was not used in qualifying - Additional K1 income of $XXXX/mo (pg 370, 423) was not used to qualifying the borrower.  ; Substantial verified reserves - Post closing reserves of $133,982.49. 24.56 months of verified PITI reserves. 9 months required. Sufficient reserves to cover 6 months PITI investment property.

2/21/16 - Received response from lender of: "Servicer provider list". Lender Attached LE dated 11/30/15 with no Sample marking. Also attached is Settlement Provider List reflecting settlement provider as First American Title. Borrower chose a different settlement provider. List is provided within 3 business days of application date (Holiday and Saturday excluded). TRID 0151 Exception Cleared.
												Approved	A	A	A	A	A
300104484	204692	02/26/2016	Compliance	Missing Evidence of valid COC for interim disclosed Loan Estimate/Closing Disclosure.	TRID 0161	1	Closed	Missing evidence of valid change of circumstance for the following interim LEs/CDs: LE 1/13/2016 (stip 2/25) CD 2/2/2016 (pg 576) CD 2/5/2016 (pg 564)	03/03/2016
Excellent verified credit history - 794 qualifying credit score. 720 minimum score required. No derogatory credit. Credit file dates back to 9/1984. ; Excellent verified housing payment history - 279 months of current and prior mortgage history paid 0x30. ; Income verified was not used in qualifying - Additional K1 income of $XXXX/mo (pg 370, 423) was not used to qualifying the borrower.  ; Substantial verified reserves - Post closing reserves of $133,982.49. 24.56 months of verified PITI reserves. 9 months required. Sufficient reserves to cover 6 months PITI investment property.

3/2/16 - LE dated 01/13/16 reflects rate has been locked. CD dated 02/02/16 is being addressed under TRID 0119 (missing lender credit itemization). CD dated 02/05/16 is consummation CD, thus, COC is not required. TRID 0161 Exception Cleared.

												Approved	A	A	A	A	A
300008229	160300	05/14/2015	Compliance	Missing Mortgage Amount	DEED 0038	1	Closed	Mortgage document (pg 31) is not complete. Page 2 of 15 was not provided. Unable to confirm Mortgage amount.	05/19/2015
Excellent verified credit history - 742/777 qualifying credit scores. 700 minimum required per guidelines. No material derogatory credit. Credit file dates back to 2/1995. ; Excellent verified housing payment history - 222 months of current and prior mortgage history paid 0x30 per credit report. ; Low DTI - 26.42% DTI on fully documented file. 43% maximum allowed per guidelines.
											5/18/15 - Received a copy of the executed Mortgage Deed of Trust (16 total pages, page 16 is blank) to confirm mortgage amount of $830,000 on page 2. DEED 0038 Exception Cleared.	Funded	A	A	A	A	A
300008229	160302	05/14/2015	Compliance	HUD-1 is Incomplete	HUD 0024	1	Closed
Final HUD image (pg 41) is obscured at the bottom of the form. Page 1 and 3 of HUD form cannot be fully reviewed. Unable confirm Cash Required to Close. Final asset/reserve review cannot be completed pending complete HUD document.
									05/19/2015
Excellent verified credit history - 742/777 qualifying credit scores. 700 minimum required per guidelines. No material derogatory credit. Credit file dates back to 2/1995. ; Excellent verified housing payment history - 222 months of current and prior mortgage history paid 0x30 per credit report. ; Low DTI - 26.42% DTI on fully documented file. 43% maximum allowed per guidelines.

5/18/15 - Received completed copy of Final HUD fully executed by all parties (4 pages total). Compliance review complete. Exception set separately for insufficient verified funds to close/reserves. HUD 0024 Exception Cleared.
												Funded	A	A	A	A	A
300008229	160303	05/14/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,210,000 is supported. No post closing CDA provided.	06/17/2015
Excellent verified credit history - 742/777 qualifying credit scores. 700 minimum required per guidelines. No material derogatory credit. Credit file dates back to 2/1995. ; Excellent verified housing payment history - 222 months of current and prior mortgage history paid 0x30 per credit report. ; Low DTI - 26.42% DTI on fully documented file. 43% maximum allowed per guidelines.

5/19/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,210,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.
												Funded	A	A	A	A	A
300008229	160305	05/14/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	2	Acknowledged	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.
Excellent verified credit history - 742/777 qualifying credit scores. 700 minimum required per guidelines. No material derogatory credit. Credit file dates back to 2/1995. ; Excellent verified housing payment history - 222 months of current and prior mortgage history paid 0x30 per credit report. ; Low DTI - 26.42% DTI on fully documented file. 43% maximum allowed per guidelines.
												Funded	B	B	B	B	B
300008229	160306	05/14/2015	Property	Appraisal value is not supported.	APPR 0003	1	Closed	Appraisal value of $1,210,000 (pg 81). Purchase price per Contract (pg 114) is $1,215,000. Missing acknowledgement from borrower that purchase price exceeded appraisal value by $5000.	06/17/2015
Excellent verified credit history - 742/777 qualifying credit scores. 700 minimum required per guidelines. No material derogatory credit. Credit file dates back to 2/1995. ; Excellent verified housing payment history - 222 months of current and prior mortgage history paid 0x30 per credit report. ; Low DTI - 26.42% DTI on fully documented file. 43% maximum allowed per guidelines.

5/20/15 - Received response from lender of: :We have never required this acknowledgement on any loan per our Underwriting manager and her manager. The borrowers receive a copy of the appraisal and are aware of the value." Exception cleared based on evidence in file that borrower received a copy of the appraisal report (pg 79). APPR 0003 Exception Cleared.
												Funded	A	A	A	A	A
300008229	160307	05/14/2015	Property	Appraisal line, net and/or gross line item adjustments exceed agency guidelines.	APPR 0013	1	Closed
Appraiser provided 5 Sold Comps and 1 Active Listings. Comp distances range from .05 miles to 20.8 miles from subject. Comp 5 is the only comp within 1 mile guideline for suburban property, however it sold 24 months prior and is considered to be stale dated. This is also the only Comp located on the same lake as the subject. Comp 2 is 3.5 miles from subject. The other 4 comps range from 12 to 20 miles from subject and located in different cities than subject. Appraiser states it was necessary to extend search range to 25 miles. Sold comps reflect sale dates that range from 7 months to 24 months prior to appraisal date. No comps are within 6 month guideline. Due to excessive variances with time and and distance guidelines the subject value cannot be adequately supported by the comparables provided. No lender review or additional valuation tools provided to support value.
									05/19/2015
Excellent verified credit history - 742/777 qualifying credit scores. 700 minimum required per guidelines. No material derogatory credit. Credit file dates back to 2/1995. ; Excellent verified housing payment history - 222 months of current and prior mortgage history paid 0x30 per credit report. ; Low DTI - 26.42% DTI on fully documented file. 43% maximum allowed per guidelines.

5/18/15 - Received response from lender of: "This appraisal came back supported per [client] on 4/10. Please advise." Clearing exception based on received 3rd Party Desk Review that reflects original appraisal value of $1,210,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0013 Exception Cleared.
												Funded	A	A	A	A	A
300008229	160318	05/14/2015	Credit	Insufficient Verified Funds to Close	CRED 0016	1	Closed
Total cash assets required for closing of $314,495.40. Borrower paid $150,000 at the time of the Option to Purchase on 12/29/2013 (pg 195, 115). An additional $75,000 was paid on 11/10/2014 (pg 175). Additional verified cash assets: $68,287.03, $1526.55, $3843.31 - total $73,656.89 plus $225,000 is $298,656.89. Short cash assets for closing of $15,838.51. Guidelines require evidence of liquidation of brokerage accounts.
									07/07/2015
Excellent verified credit history - 742/777 qualifying credit scores. 700 minimum required per guidelines. No material derogatory credit. Credit file dates back to 2/1995. ; Excellent verified housing payment history - 222 months of current and prior mortgage history paid 0x30 per credit report. ; Low DTI - 26.42% DTI on fully documented file. 43% maximum allowed per guidelines.

6/12/15 - Statements provide sufficient evidence that source of additional funds was verified pre-consummation, use of business assets would not negatively affect the business, and confirm transfer was processed. After applying the additional $20,000 to liquid assets, 9 months minimum reserve requirement was satisfied. *** CRED 0016 Exception Cleared.
												Funded	A	A	A	A	A
300008229	160386	05/14/2015	Credit	Insufficient verified reserves	CRED 0100	1	Closed
Total reserves required of 9 months on subject of $53,029.44. Verified Post closing reserves of $5516.86. Short total reserves of $47,512.58. Additional IRA funds in XXX account of $18,809.50 (pg 266) were not used due to only 1 month statement provided. Missing additional statement for XXX account #XXXX. Additional assets in borrowers 401k account of $198,754.18 were not included due to missing Terms of Withdrawal.
									06/17/2015
Excellent verified credit history - 742/777 qualifying credit scores. 700 minimum required per guidelines. No material derogatory credit. Credit file dates back to 2/1995. ; Excellent verified housing payment history - 222 months of current and prior mortgage history paid 0x30 per credit report. ; Low DTI - 26.42% DTI on fully documented file. 43% maximum allowed per guidelines.

5/20/15 - Additional IRA funds  for account ending in 2004 not included due to missing additional month of bank statement (pg 266). 401k account also not utilized due to missing terms of withdrawal. With the inclusion of 401k provided via Stips, reserves required of 9 months PITI is met. CRED 0010 Exception Cleared.;
												Funded	A	A	A	A	A
300008229	160391	05/14/2015	Credit	Missing Employment doc (VOE)	CRED 0007	1	Closed
Borrower is XXX. Based on K1s in file (pg 562) for  practice's real estate activity the borrower is a 12.5% partner in the real estate, however nothing provided in the file to verify the borrowers ownership in the practice. Unable to confirm borrower has less than 25% ownership in Practice
									10/09/2015
Excellent verified credit history - 742/777 qualifying credit scores. 700 minimum required per guidelines. No material derogatory credit. Credit file dates back to 2/1995. ; Excellent verified housing payment history - 222 months of current and prior mortgage history paid 0x30 per credit report. ; Low DTI - 26.42% DTI on fully documented file. 43% maximum allowed per guidelines.

5/21/15 - Received rebuttal from lender which states: "Tax returns did not indicate any other self employment other than K1. Borrower runs his dental business as a Schedule C which is verified and documented in the file. Borrower runs his business out of the property." Agree. Lender statement is supported by tax returns in file reflecting no other ownership interest with the exception of Development and Properties (pgs 364 and 429). K1s were provided in file for these two entities. CRED 0007 Exception Cleared.
												Funded	A	A	A	A	A
300008229	161320	05/19/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									10/09/2015
Excellent verified credit history - 742/777 qualifying credit scores. 700 minimum required per guidelines. No material derogatory credit. Credit file dates back to 2/1995. ; Excellent verified housing payment history - 222 months of current and prior mortgage history paid 0x30 per credit report. ; Low DTI - 26.42% DTI on fully documented file. 43% maximum allowed per guidelines.

5/18/15 - Received response from lender of: "5/18 Please refer to the Closing Instructions located in the file." Exception Cleared based on Closing instructions provided in original file (pg 47). Page 2 of instructions under "Special Instructions" the Title Company is instructed to send legal documents to Register of Deed office for proper recording. This is sufficient evidence that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office. DEED 0049 Exception Cleared.
												Funded	A	A	A	A	A
300008229	161368	05/19/2015	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing Fraud report with all alerts satisfactorily addressed.	05/19/2015
Excellent verified credit history - 742/777 qualifying credit scores. 700 minimum required per guidelines. No material derogatory credit. Credit file dates back to 2/1995. ; Excellent verified housing payment history - 222 months of current and prior mortgage history paid 0x30 per credit report. ; Low DTI - 26.42% DTI on fully documented file. 43% maximum allowed per guidelines.
											5/18/15 - Received copy of Fraud Report with all alerts addressed. CRED 0089 Exception Cleared.	Funded	A	A	A	A	A
300008229	166075	06/17/2015	Property	Proximity of Comparables to Subject Property is Unacceptable	APPR 0007	1	Closed
Comp distances range from .05 miles to 20.8 miles from subject. Comp 5 is the only comp within 1 mile guideline for suburban property, however it sold 24 months prior and is considered to be stale dated. Comp 2 is 3.5 miles from subject. The other 4 comps range from 12 to 20 miles from subject and located in different cities than subject.
									06/17/2015
Excellent verified credit history - 742/777 qualifying credit scores. 700 minimum required per guidelines. No material derogatory credit. Credit file dates back to 2/1995. ; Excellent verified housing payment history - 222 months of current and prior mortgage history paid 0x30 per credit report. ; Low DTI - 26.42% DTI on fully documented file. 43% maximum allowed per guidelines.

5/19/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,210,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0007 Exception Cleared.;
												Funded	A	A	A	A	A
300008974	161779	05/21/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1200000 is supported. No post closing CDA provided.	05/28/2015
Substantial verified reserves - 19 total months reserves required with 227 liquid verified remain. Borrowers have $900K in documented liquid assets remaining.  ; Substantial verified employment history - Primary borrower has been with current employer since 03/1999.; Low DTI - 18% DTI. 43% maximum allowed per guidelines.

5/27/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,200,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Funded	A	A	A	A	A
300008974	161782	05/21/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	2	Acknowledged	Missing documentation to evidence Special Information Handbook was provided to borrowers within 3 business days of 03/16/2015 initial application date.
Substantial verified reserves - 19 total months reserves required with 227 liquid verified remain. Borrowers have $900K in documented liquid assets remaining.  ; Substantial verified employment history - Primary borrower has been with current employer since 03/1999.; Low DTI - 18% DTI. 43% maximum allowed per guidelines.
												Funded	B	B	B	B	B
300008974	161789	05/21/2015	Property	Appraisal Value is not supported by comparables	APPR 0039	1	Closed
Subjects $1200000 appraised value as of 03/26/2015 does not appear to be supported by the three sales comparables provided (pg 88).  Sales are dated 12/14 09/14 and 05/14.  No active listings were provided.  Subjects value is $400000/50% over the neighborhood predominate value of $800000.  Appraiser does not address whether or not subject is an over-improvement for the neighborhood.  The comps provided are on the opposite side of a lake which appraiser does not address whether or not there is equal appeal to both sides of the lake.  Additionally the appraisal notes that the subject has not had any remodeling in the past 15 years.  The online listing and photos state that the subject was recently extensively remodeled.  Online research also reflects that there were 67 active lake listings as of the appraisal date. None of the comps have a boat house (adjustments were made for guest cottage/garage apartment).  Adjustments were also made for inferior lower level baths and finished square footage. No lender review provided to support value.
									05/28/2015
Substantial verified reserves - 19 total months reserves required with 227 liquid verified remain. Borrowers have $900K in documented liquid assets remaining.  ; Substantial verified employment history - Primary borrower has been with current employer since 03/1999.; Low DTI - 18% DTI. 43% maximum allowed per guidelines.

5/27/15 - Received a response from lender of: "The appraisal was already submitted and supported by [client] prior to the loan closing. Please advise. On 5/27/15, received 3rd Party Desk Review that reflects original appraisal value of $1,200,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0039 Exception Cleared.
												Funded	A	A	A	A	A
300008974	161793	05/21/2015	Credit	Missing Employment doc (VVOE)	CRED 0006	1	Closed
Missing 3rd party verification for co-borrowers three self-employed companies for which income was used to qualify: Angel Adoption, Lifelong Adoption and Everlasting Adoption.  File only contains website biographies (pg 180-186) and verbal verification from co-owner.  Co-borrower has over 25% ownership in all three entities. Provide 3rd party verification from CPA or licensing agency. All verifications to cover 24 months and be dated prior to loan consummation.
									05/11/2016
Substantial verified reserves - 19 total months reserves required with 227 liquid verified remain. Borrowers have $900K in documented liquid assets remaining.  ; Substantial verified employment history - Primary borrower has been with current employer since 03/1999.; Low DTI - 18% DTI. 43% maximum allowed per guidelines.

5/29/15 - Received a response from lender of: "please see attached". Attached is evidence of verification of three entities with a verbal VOE dated 4/30/15 (pg. 1/18)." Included is evidence of websites for three entities. CRED 0006 Exception Cleared.;
												Funded	A	A	A	A	A
300008974	161802	05/21/2015	Compliance	Finance charge under disclosed	COMP 0001	1	Closed
Finance charges are underdisclosed by $450. No TIL itemization provided. Based on review it appears the $450 Attorney fee on Line 1304 paid by the borrower was not included as a finance charge. The disclosed finance charge ($520,794.80) is ($448.61) below the actual finance charge($521,243.41). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge.
									05/28/2015
Substantial verified reserves - 19 total months reserves required with 227 liquid verified remain. Borrowers have $900K in documented liquid assets remaining.  ; Substantial verified employment history - Primary borrower has been with current employer since 03/1999.; Low DTI - 18% DTI. 43% maximum allowed per guidelines.

5/28/15 - Received response from the lender of: "Per our Underwriting manager, we do not require attorney's fees to be included as APR fees on any of our loans and the fees were shown correctly". ** Attorney fee from HUD1 line #1304 is in addition to the Settlement fee of $225 on HUD1 line #1102. Agree to exclude from finance charge per Lenders response. Exclusion cures under disclosure. COMP 0001 Exception Cleared.
												Funded	A	A	A	A	A
300008974	161803	05/21/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed
Missing 2014 and 2015 YTD balance sheet and P&L for Everlasting Adoption.  Self-employed income was used for qualifying.  P&L and Balance Sheet provided for Angel Adoption and Lifelong Adoption, however documentation for Everlasting Adoption was not provided.
									05/28/2015
Substantial verified reserves - 19 total months reserves required with 227 liquid verified remain. Borrowers have $900K in documented liquid assets remaining.  ; Substantial verified employment history - Primary borrower has been with current employer since 03/1999.; Low DTI - 18% DTI. 43% maximum allowed per guidelines.

5/27/15 - Received response from lender of: "Please see attached". Attached is Financial Reports including P&L and Balance Sheets for year ending 2014 and 2 months ending 2/28/2015 on Everlasting Adoptions, Inc. both reflecting positive income.  CRED 0082 Exception Cleared.
												Funded	A	A	A	A	A
300008974	161805	05/21/2015	Credit	Credit Documentation is Insufficient	CRED 0093	2	Acknowledged
Missing signed satisfactory borrower signed explanation addressing bank xxxx lates as reflected on credit report pg 139.  Per credit report account is a revolving business loan with 30 day lates 01/14 and 07/14, 60 day late 02/14, and 90 day late 03/14.

Substantial verified reserves - 19 total months reserves required with 227 liquid verified remain. Borrowers have $900K in documented liquid assets remaining.  ; Substantial verified employment history - Primary borrower has been with current employer since 03/1999.; Low DTI - 18% DTI. 43% maximum allowed per guidelines.

Client: 5/29/15 - Received response from lender of: "The delinquency does not need to be addressed per Freddie Mac guidelines. I have however attached the explanation on the inquiries". Attached is letter addressing credit inquiries, executed by the borrowers. Borrower stated three new accounts were opened and on credit report which was confirmed. Nordstrom, the borrower stated they applied for a new credit card but did not open an account. Late payments were not addressed. Late payments were not addressed.  ** client provided an email that the CRED 0093 exception was acknowledged due to strong compensating factors. CRED 0093 Exception Overridden to EV2 level;
												Funded	B	B	B	B	B
300008974	161922	05/22/2015	Compliance	Missing Initial Disclosure(s)	COMP 0006	2	Acknowledged	Missing documentation to evidence Patriot Act Disclosure was issued to borrowers.
Substantial verified reserves - 19 total months reserves required with 227 liquid verified remain. Borrowers have $900K in documented liquid assets remaining.  ; Substantial verified employment history - Primary borrower has been with current employer since 03/1999.; Low DTI - 18% DTI. 43% maximum allowed per guidelines.
												Funded	B	B	B	B	B
300008974	161923	05/22/2015	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed
Borrowers personal and business tax returns are unsigned. All signature pages of business and personal tax returns are cut off at the bottom and the signature section is not viewable.  All tax returns to be signed by borrowers and full page should be viewable.
									06/01/2015
Substantial verified reserves - 19 total months reserves required with 227 liquid verified remain. Borrowers have $900K in documented liquid assets remaining.  ; Substantial verified employment history - Primary borrower has been with current employer since 03/1999.; Low DTI - 18% DTI. 43% maximum allowed per guidelines.
											5/29/15 - Received 8 pages to included copies of borrower executed personal (2012 and 2013) and business returns for 3 entities (2012 and 2013). CRED 0087 Exception Cleared.	Funded	A	A	A	A	A
110800215	161588	05/20/2015	Compliance	Missing PUD Rider	DEED 0007	1	Closed	Mortgage (pg 31) is missing PUD rider. Per appraisal (pg 77, 82) subject has HOA dues of $1050/yr which covers maintenance of common areas and use of clubhouse and outdoor pool.	05/27/2015
Substantial verified reserves - Post closing reserves of $61571. 15.39 months of PITIA reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 116 months of current and prior mortgage history paid 0x30.  ; Low DTI - 27.37% DTI on fully documented file. 43% maximum DTI allowed per guidelines.

5/26/15 - Received lender response of: "The legal description doesn't show that the property is in a PUD, but there is a homeowners association for the shared amenities." Exception cleared based on lender statement and due to appraisal report reflects annual dues are for sub ponds and green space maintenance and not HOA dues thus subject is not a PUD. Minimal dues of $1050/mo. DEED 0007 Exception Cleared.
												Funded	A	A	A	A	A
110800215	161599	05/20/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $775000 is supported. No post closing CDA provided.	06/04/2015
Substantial verified reserves - Post closing reserves of $61571. 15.39 months of PITIA reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 116 months of current and prior mortgage history paid 0x30.  ; Low DTI - 27.37% DTI on fully documented file. 43% maximum DTI allowed per guidelines.
											5/26/15 - Received 3rd Party Desk Review that reflects original appraisal value of $775,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared	Funded	A	A	A	A	A
110800215	161600	05/20/2015	Property	No copy of Appraisal License in file	APPR 0043	1	Closed	Appraisal pg 77 is missing copy of appraisers license.	06/04/2015
Substantial verified reserves - Post closing reserves of $61571. 15.39 months of PITIA reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 116 months of current and prior mortgage history paid 0x30.  ; Low DTI - 27.37% DTI on fully documented file. 43% maximum DTI allowed per guidelines.

6/3/15 - Received Credential/Licensing Search for appraiser which reflects credential license as current and active. Licensing Search is accepted in lieu of actual appraiser license. APPR 0043 Exception Cleared.
												Funded	A	A	A	A	A
110800215	161630	05/20/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed
Missing VOE for co-borrowers prior employment to document full 24 month job history with no gaps.  Per VVOE pg 155 co-borrower has been with current employer as of 07/08/2013.  No documentation in file for prior employment dates. All verifications to be dated prior to consummation date.
									06/23/2015
Substantial verified reserves - Post closing reserves of $61571. 15.39 months of PITIA reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 116 months of current and prior mortgage history paid 0x30.  ; Low DTI - 27.37% DTI on fully documented file. 43% maximum DTI allowed per guidelines.
											6/23/15 - VVOE with new employer reflects hire date of 07/08/13 thus there is no 30 day gap in employment. CRED 0082 Exception Cleared.	Funded	A	A	A	A	A
110800215	161634	05/20/2015	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed
Missing tax cert for subject property. Lender used $833.33/mo per 1008 pg 6.  Appraisal (pg 80) and title commitment (pg 59) reflects lower amounts. Analyst used taxes per 1008 for review. Missing verification of updated taxes/calculation method from title company to confirm property taxes on newly constructed home.

									05/29/2015
Substantial verified reserves - Post closing reserves of $61571. 15.39 months of PITIA reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 116 months of current and prior mortgage history paid 0x30.  ; Low DTI - 27.37% DTI on fully documented file. 43% maximum DTI allowed per guidelines.

5/28/15 - Received copy of lot tax bill used for assessment calculation with lender calculation of estimated taxes handwritten on the right side of the bill. Review used $965.68/mo proposed taxes as it is higher than what is stated on 1008. DTI variance due to variance in estimated tax amount is very minimal thus non material. Review used the higher estimate as a more conservative approach. CRED 0082 Exception Cleared.
												Funded	A	A	A	A	A
110800215	161653	05/21/2015	Property	Appraisal is Incomplete	APPR 0002	1	Closed
Per appraisal (pg 77, 82) subject has HOA dues of $1050/yr which covers maintenance of common areas and use of clubhouse and outdoor pool. Appraiser did not indicate the subject is located in PUD.  No explanation provided by appraiser to address discrepancy.
									06/04/2015
Substantial verified reserves - Post closing reserves of $61571. 15.39 months of PITIA reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 116 months of current and prior mortgage history paid 0x30.  ; Low DTI - 27.37% DTI on fully documented file. 43% maximum DTI allowed per guidelines.

5/26/15 - Received response from lender of: "Not all properties with HOA are PUDs."Exception cleared  due to appraisal report reflects annual dues are for sub ponds and green space maintenance and not HOA dues thus subject is not a PUD. Minimal dues of $1050/mo. APPR 0002 Exception Cleared.
												Funded	A	A	A	A	A
110800215	161654	05/21/2015	Property	Subject Appraised "As Is" - Construction/Remodeling in Process	APPR 0005	1	Closed
Subject is new construction. Appraisal (pg 81,82) reflect subject has no landscaping and that driveway, walkways and patio have not been completed. Photo indicate construction fencing and equipment is still present. Subject appraised "as is" with no cost to cure. Missing evidence that all construction has been completed.
									06/04/2015
Substantial verified reserves - Post closing reserves of $61571. 15.39 months of PITIA reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 116 months of current and prior mortgage history paid 0x30.  ; Low DTI - 27.37% DTI on fully documented file. 43% maximum DTI allowed per guidelines.

5/26/15 - Received response from lender of: "the appraiser made a $10,000.00 adjustment to the comparable sales for the lack of landscaping and driveway finish. Investor reviewed and approved the appraisal prior to loan approval." Sent email to client on 06/01/15. Exception cleared due to appraiser made a $10,000 adjustment to the comparable sales for the lack of landscaping and driveway finish and does not affect the livability of the residence. Appraisal is completed as is and there was no holdback. APPR 0005 Exception Cleared.
												Funded	A	A	A	A	A
110800215	161655	05/21/2015	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed	Subject is new construction. Missing Certificate of Occupancy required for new construction.	10/09/2015
Substantial verified reserves - Post closing reserves of $61571. 15.39 months of PITIA reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 116 months of current and prior mortgage history paid 0x30.  ; Low DTI - 27.37% DTI on fully documented file. 43% maximum DTI allowed per guidelines.
											5/28/15 - Received Certificate of Occupancy for subject from the city. PROP 0012 Exception Cleared.	Funded	A	A	A	A	A
110800215	161657	05/21/2015	Credit	Unacceptable Credit History	CRED 0009	2	Acknowledged
Missing documentation to evidence Electric Power XXX account is paid in full and closed.  Credit report (pg 112) reflects a $365 balance and a 90 day late notice in 8/2014. Guidelines allow no more than one 30 day late payment in past 24 months. Lender did not include debt in DTI. Missing evidence debt is paid and explanation for 90 day delinquent payment. LOE for derogatory credit (pg 120) is missing explanation and signature.

Substantial verified reserves - Post closing reserves of $61571. 15.39 months of PITIA reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 116 months of current and prior mortgage history paid 0x30.  ; Low DTI - 27.37% DTI on fully documented file. 43% maximum DTI allowed per guidelines.

Client: 5/26/15 - Received response from lender of: "The credit guideline applies to mortgage payments only and utility accounts are not required to be included in DTI as they are paid monthly. The trade line shows the current balance at $365.00, we have never required a utility account to be paid off or included in debts. We also do not require borrowers to complete the explanations for delinquent credit that is attached to the credit report." ** Sent email on 06/01/15 to confirm exception acknowledged and approved. Received response to confirm exception granted. Comment states: "We agree the credit history guideline applies to housing history." Override to EV2 level. CRED 0009 Overridden to EV2 level
												Funded	B	B	B	B	B
300009645	162527	05/26/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $680,000 is supported. No post closing CDA provided.	10/14/2015
Substantial verified reserves - Post closing reserves of $170530/51.95 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 136 months of current and prior mortgage history paid 0x30.

5/27/15 - Received 3rd Party Desk Review that reflects original appraisal value of $680,000 is not supported but is supported within tolerance based on CDA value of $639,000 which creates a negative -6.03% variance. Value confirmed by CDA which is performed by licensed appraiser.APPR 0040 Exception Cleared.
												Funded	A	A	A	A	A
300009645	162528	05/26/2015	Property	No copy of Appraisal License in file	APPR 0043	1	Closed	Missing copy of appraisers license. Per appraisal pg 94 license expires 12/14/2015.	10/14/2015
Substantial verified reserves - Post closing reserves of $170530/51.95 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 136 months of current and prior mortgage history paid 0x30.

6/2/15 - Received Credential/Licensing Search from the Wisconsin Department of Safety and Professional Services for appraiser License status reflects Active and current through 12/14/15. License search is being used in lieu of actual copy of appraisers license. APPR 0043 Exception Cleared.
												Funded	A	A	A	A	A
300009645	162529	05/26/2015	Compliance	Right of Recission Is Not on Correct Form	ROR 0011	2	Acknowledged
Right of Recession (pg 53) is on H8 form. Refinance is a Lender to Lender refinance and should be performed on the H-9 form.  While no new funds were advanced it is a Lender to Lender refinance, thus H-9 form should be used.

Substantial verified reserves - Post closing reserves of $170530/51.95 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 136 months of current and prior mortgage history paid 0x30.
												Funded	B	B	B	B	B
300009645	162536	05/26/2015	Property	Appraisal is Incomplete	APPR 0002	1	Closed
Appraisal in incomplete due to the following: 1) Missing updated appraisal. Original appraisal is dated 10/23/2014 (pg 94) and transaction closed 05/13/2015. Lender guidelines (pg 3) require a new appraisal with at least an exterior inspection if appraisal is more than 90 days but less than one year as of closing date. File only contains an appraisal update/completion report pg 75, which does not meet lender guideline requirements. 2) Site value was not provided. Unable to determine if site value ratio is within guidelines.
									10/14/2015
Substantial verified reserves - Post closing reserves of $170530/51.95 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 136 months of current and prior mortgage history paid 0x30.

7/8/15 - Received response from lender: "New Appraisal Attached". Attached is a copy of appraisal report dated 6/23/15 with value of $685,000. ** Confirmed APN. Appraisal received 7/8/15 is dated post consummation, however, value supports original appraised value of $680,000 from report dated 10/23/14. ** APPR 0002 Exception Cleared.
												Funded	A	A	A	A	A
300009645	162573	05/26/2015	Compliance	10% Tolerance Violation between GFE and HUD1	RESPA 0009	1	Closed
Final GFE (pg 432) reflects disclosed title fees of $363. Final HUD (pg 49) reflects title fees of $594. RESPA 10% fees increased greater than allowed. No evidence of lender cure provided in file. All cures required to be provided within 30 days of closing.
									10/09/2015
Substantial verified reserves - Post closing reserves of $170530/51.95 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 136 months of current and prior mortgage history paid 0x30.

5/29/15 - Increase in fees is due to increase in Title fees. Verified that Closing Service (pg 48) is not included on Lender's List of Settlement Service Providers (pg 424) thus fees are not subject to 10% tolerance. Providers List is part of Lenders Master Disclosure (Mortgage Loan Application Disclosures and Agreement) and was acknowledged by both borrowers. RESPA 0009 Exception Cleared.
												Funded	A	A	A	A	A
300009645	162600	05/27/2015	Compliance	Missing Initial Disclosure(s)	COMP 0006	2	Acknowledged	Missing lender Patriot Act disclosure. No closing agent completed Patriot Act form or borrower identification in loan file.
Substantial verified reserves - Post closing reserves of $170530/51.95 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 136 months of current and prior mortgage history paid 0x30.
												Funded	B	B	B	B	B
300009645	162602	05/27/2015	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed
Subject was recently remodeled, requiring borrowers to vacate subject during reconstruction. Missing evidence that Certificate of Occupancy was issued after renovations. No evidence provided that no CO was required.
									09/15/2015
Substantial verified reserves - Post closing reserves of $170530/51.95 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 136 months of current and prior mortgage history paid 0x30.

9/15/15 - Received response from lender: "Sorry about that. Please see attached". Attached is a copy of the Inspection Record issued by the City for the subject property. Inspection record reflects Final Building Inspection status Approved/Passed, which confirms construction is complete and suitable for occupancy. PROP 0012 Exception Cleared.

												Funded	A	A	A	A	A
300009645	162603	05/27/2015	Credit	Unacceptable Mortgage History	CRED 0001	1	Closed
Missing acceptable documentation to evidence 0x30 housing payment history for temporary housing during renovations.  Per hand written notation on credit report pg 136 borrowers lived in temporary housing while subject underwent renovations.  No VOR in file for borrowers temporary housing.
									10/05/2015
Substantial verified reserves - Post closing reserves of $170530/51.95 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 136 months of current and prior mortgage history paid 0x30.

8/31/15 Post Note consummation dated VOR for temporary residence during construction confirms satisfactory landlord rating from 10/17/2014 through 3/14/2015. Pre consummation dated credit report confirmed satisfactory mortgage history on 4 months reviewed from 10/2014 to 2/2015 on current mortgage and 45 months reviewed from 12/2010 to 10/2014 on prior mortgage (pg 137). 24 months satisfactory landlord and/or mortgage rating verified. CRED 0001 Exception Cleared.
												Funded	A	A	A	A	A
300009645	162604	05/27/2015	Credit	Missing Verification of Liability (Contingent or Otherwise)	CRED 0097	1	Closed
Lender included no Child Support in DTI calculations. Documentation (pg 244) states beginning in 2014 borrower will pay child support of $XXX/yr up until youngest childs high school graduation. File is missing documentation to evidence childrens birthdates or to evidence when the youngest graduated from high school. Lender Certification (pg 240) is not sufficient documentation to support borrower no longer pays child support.
									08/19/2015
Substantial verified reserves - Post closing reserves of $170530/51.95 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 136 months of current and prior mortgage history paid 0x30.

8/19/15 - This childs age supports it is past high school graduation age, thus the omission of the child support is confirmed from the DTI calculation. The passport copy provided along with the documentation originally presented in file confirms and supports that no child support was included in qualifying and could be omitted. CRED 0097 Exception Cleared.
												Funded	A	A	A	A	A
300009645	180094	09/01/2015	Credit	Final 1003 Application is Incomplete	APP 0002	1	Closed
VOR received via stips on 8/31 confirms borrowers rental history at Rental Address from 10/17/2014 through 3/14/2015. Final 1003/Application does not list residence. Final 1003/Application is to be corrected to include temporary residence during construction of subject. Corrections to be initialed by both borrowers to evidence acknowledgement of the change.
									10/05/2015
Substantial verified reserves - Post closing reserves of $170530/51.95 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 136 months of current and prior mortgage history paid 0x30.

10/5/15 - Received response from lender: "6 months later. The lender has sent this. Please see attached." Attached is a copy of the corrected 1003/Application dated 10/4/15. 1003/Application borrower information section was corrected to include the borrowers temporary residence during construction of primary residence. Both borrowers initialed the change. APP 0002 Exception Cleared.
												Funded	A	A	A	A	A
300011822	163045	05/31/2015	Compliance	Note is Incomplete	NOTE 0050	1	Closed	Missing page 2 of 3 of Note. Unable to confirm Late charge and all terms of Note.	06/08/2015
Excellent verified credit history - 797/802 qualifying credit scores.  720 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 12/1999. ; Excellent verified housing payment history - Credit report reflects 129 months of current and prior mortgage history paid 0x30.  ; Substantial verified reserves - Post closing reserves of $198128/43.81 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.
											6/5/2015 - Received response from lender of: "Note Attached". Attached is the complete 3 page copy of the executed Note with a loan amount of $628,000. ** NOTE 0050 Exception Cleared.	Funded	A	A	A	A	A
300011822	163048	05/31/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $820,000 is supported. No post closing CDA provided.	06/04/2015
Excellent verified credit history - 797/802 qualifying credit scores.  720 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 12/1999. ; Excellent verified housing payment history - Credit report reflects 129 months of current and prior mortgage history paid 0x30.  ; Substantial verified reserves - Post closing reserves of $198128/43.81 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.
											6/1/2015 - Received 3rd Party Desk Review that reflects original appraisal value of $820,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Funded	A	A	A	A	A
300011822	163060	05/31/2015	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed
Missing tax cert for subject property. Lender used $1128.19/mo per 1008 (pg 5) and HUD Line 1005 (pg 54). Based on mill rate sheet in file (pg 68) title company used taxes based on School District rate of 16.51. No school district confirmation in the file, however subject is located in XXX. Review recalculated taxes based on higher rate of 18.53 for XXXX (pg 68). Missing documentation of how lender/title company calculated reassessed property taxes for subject.

									06/08/2015
Excellent verified credit history - 797/802 qualifying credit scores.  720 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 12/1999. ; Excellent verified housing payment history - Credit report reflects 129 months of current and prior mortgage history paid 0x30.  ; Substantial verified reserves - Post closing reserves of $198128/43.81 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.

6/5/2015 - Received response from lender of: "Tax Bill". Attached is a copy of the tax listing for the subject property.  Document confirms that the subject is located in the Hamilton School District. Net rate for 2014 for XXX School District located in the XXXX s is $16.51 per Mill Tax Rate sheet in file (pg 68).  Monthly property tax payment of $1128.18 is based on the appraised value of $820,000 with a net rate of $16.51 per $1,000 of assessed value. ** CRED 0093 Exception Cleared.
												Funded	A	A	A	A	A
300011822	163189	06/02/2015	Credit	Missing Construction Draw Schedule and/or Supporting Documentation	CR 0005	1	Closed
Per Underwriter Comments (pg 7) since subject has coverted from construction loan less than 12 months prior the LTV/CLTV must be calculated on the lesser of acquisition cost or appraisal value. No documentation of acquisition/construction cost was provided in the file. Unable to confirm final LTV/CLTV.
									06/08/2015
Excellent verified credit history - 797/802 qualifying credit scores.  720 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 12/1999. ; Excellent verified housing payment history - Credit report reflects 129 months of current and prior mortgage history paid 0x30.  ; Substantial verified reserves - Post closing reserves of $198128/43.81 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.

6/5/2015 - Received response from lender of: "Per the underwriter, pend item #1 there is a completion / occupancy permit from the City showing the property was completed on 4/22 in the file. So from completion date to our new note date we had more than a year."  More than 12 months passed from permit date of 4/22/2014 to Note date. ** CR 0005 Exception Cleared.
												Funded	A	A	A	A	A
300013619	164777	06/12/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $710,000 is supported. No post closing CDA provided.	06/25/2015
Excellent verified credit history - Qualifying scores of 794/791. Minimum credit score per guidelines is 700. No derogatory credit. Credit report dates back to 8/1996. ; Substantial verified reserves - Verified reserves after closing of $60857.88. 14 months of PITI reserves are verified. 9 months required per guidelines. ; Excellent verified housing payment history - 155 months of current and prior mortgage history paid 0x30. ; Low DTI - 27.21% DTI on fully documented file. 43% maximum DTI allowed per lender guidelines.

6/19/15- Received 3rd Party Desk Review that reflects a value of $675000 resulting in a negative 4.9% variance to the original appraisal value of $710,000 which is within acceptable tolerance of 10%.  APPR 0040 Exception Cleared
												Funded	A	A	A	A	A
300013619	164806	06/12/2015	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed	Missing letter signed by borrower addressing all credit inquiries in past 120 days. Any new credit accounts opened to be fully documented. Letter in file (pg 111) was not completed or signed.	06/18/2015
Excellent verified credit history - Qualifying scores of 794/791. Minimum credit score per guidelines is 700. No derogatory credit. Credit report dates back to 8/1996. ; Substantial verified reserves - Verified reserves after closing of $60857.88. 14 months of PITI reserves are verified. 9 months required per guidelines. ; Excellent verified housing payment history - 155 months of current and prior mortgage history paid 0x30. ; Low DTI - 27.21% DTI on fully documented file. 43% maximum DTI allowed per lender guidelines.

6/16/15 - Credit report reflects 2 inquiries within 120 days. Inquiry on 4/13/15 by lender is for this transaction and requires no action. Credit inquiry on 3/7/15 resulted in a new credit.  Credit report reflects a revolving charge account opened 3/15 with a limit of $6,000, current balance $157, and monthly payment of $35. Verification of debt satisfied based on the new credit being reflected on the credit report. Monthly payment was included in the liability calculation to qualify. ** CRED 0093 Exception Cleared.
												Funded	A	A	A	A	A
300013619	165080	06/15/2015	Property	Appraisal is Incomplete	APPR 0002	1	Closed
UPDATED EXCEPTION: No cost approach reported in the original appraisal. The appraiser must provide Cost Approach or provide acceptable reasoning for the omission.

ORIGINAL EXCEPTION: Appraiser provided no Cost Approach or Site Value (pg 81).  Unable to determine if land value ratio is within guidelines and/or typical to the market. Appraiser provided inadequate narrative for omission of Cost Approach.
									06/25/2015
Excellent verified credit history - Qualifying scores of 794/791. Minimum credit score per guidelines is 700. No derogatory credit. Credit report dates back to 8/1996. ; Substantial verified reserves - Verified reserves after closing of $60857.88. 14 months of PITI reserves are verified. 9 months required per guidelines. ; Excellent verified housing payment history - 155 months of current and prior mortgage history paid 0x30. ; Low DTI - 27.21% DTI on fully documented file. 43% maximum DTI allowed per lender guidelines.

6/25/15- Received response from lender of: "Per our phone conservation on Tuesday, should this be cleared now?"  ** Page 3 of the original appraisal report states: "Cost Approach was not developed. Buyer behavior is typically dictated by direct sales comparison in the subjects county market. While the cost approach may be developed, it is generally not weighted in the reconciliation". Reasoning is deemed acceptable. ** APPR 0002 Exception Cleared.
												Funded	A	A	A	A	A
300011263	166363	06/18/2015	Credit	Missing Construction Draw Schedule and/or Supporting Documentation	CR 0005	1	Closed
Per appraisal (pg 165) subject is an owner built home. Copy of borrowers spreadsheet of costs (pg 138) is not confirmed with receipts. Handwritten notes indicate cost to build of $1,066,849 after adding in cost of lot purchase of $175,000. Per spreadsheet the cost to build figure of $891,849 included the cost of the lot. Lenders calculations double counted the lot purchase. Unable to confirm borrower cost to construct. No copy of contract/receipts for cost were provided in the file. Per Lender Approval condition #1 (pg 7) original appraisal was required to confirm acquisition costs. Original appraisal (pg 164, 176) reflects a cost to build including lot cost of $814,781.52. HUD for construction loan (pg 203-Line 104) reflects a Construction Amount of $651,193.28. Construction Cost on HUD plus Lot purchase results in an acquisition cost of $826,193.28. Lender indicates LTV to be based on lower of appraisal or acquisition costs. Based on documents in file, the final acquisition costs cannot be verified. Using the acquisition costs noted in original appraisal and HUD the LTV would be in excess of 80% which is the maximum borrower qualified for. Lender approved LTV of 71.62% based on higher appraisal value of $935,000. Final LTV review cannot be completed pending complete verification of acquisition costs.
									07/16/2015
Substantial verified reserves - Post closing reserves of $76588.60. 15.99 months of PITI reserves are verified. 9 months required per guidelines.; Excellent verified credit history - Borrower qualifying scored of 803, coborrower qualifying score of 743. No derogatory credit. Credit file dates back to 9/1995. ; Excellent verified housing payment history - 350+ months of prior mortgage history reporting 0x30 payment history.

7/16/15 - Received response from lender of: "Per UW, we follow agency which allows this. Are you asking for those guidelines?" ** Agency guidelines (CH K33.12) states: "No Cash Out Refinance for Construction Conversion Mortgages: Value is based on appraised value of the Mortgaged Premises, as completed". Lender follows agency guidelines, no documentation of acquisition cost required. CR 0005 Exception Cleared.
												Approved	A	A	A	A	A
300011263	166364	06/18/2015	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed	Missing Certificate of Occupancy required for new construction.	06/30/2015
Substantial verified reserves - Post closing reserves of $76588.60. 15.99 months of PITI reserves are verified. 9 months required per guidelines.; Excellent verified credit history - Borrower qualifying scored of 803, coborrower qualifying score of 743. No derogatory credit. Credit file dates back to 9/1995. ; Excellent verified housing payment history - 350+ months of prior mortgage history reporting 0x30 payment history.

6/30/15 - Received response from lender of: "Occupancy Cert is attached". Attached is the occupancy permit issued on 6/27/14 by the Office of the Building Inspector from the town for the subject property. ** Confirmed borrower name and subject property address. CO reflects date of occupancy on 2/18/15 and states: "This permit certifies that the above described building may lawfully be occupied in the manner for which it was intended". ** PROP 0012 Exception Cleared.
												Approved	A	A	A	A	A
300011263	166376	06/18/2015	Compliance	Missing Initial Disclosure(s)	COMP 0006	2	Acknowledged	Missing Patriot Act Disclosure and evidence that lender confirmed borrowers identity.
Substantial verified reserves - Post closing reserves of $76588.60. 15.99 months of PITI reserves are verified. 9 months required per guidelines.; Excellent verified credit history - Borrower qualifying scored of 803, coborrower qualifying score of 743. No derogatory credit. Credit file dates back to 9/1995. ; Excellent verified housing payment history - 350+ months of prior mortgage history reporting 0x30 payment history.
												Approved	B	B	B	B	B
300011263	166405	06/18/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office. No Closing Instructions provided.
									06/23/2015
Substantial verified reserves - Post closing reserves of $76588.60. 15.99 months of PITI reserves are verified. 9 months required per guidelines.; Excellent verified credit history - Borrower qualifying scored of 803, coborrower qualifying score of 743. No derogatory credit. Credit file dates back to 9/1995. ; Excellent verified housing payment history - 350+ months of prior mortgage history reporting 0x30 payment history.

6/23/15 - Item 5 states: "Title Company to provide one certified copy of HUD-1, Deed/Mtg and Riders (Applicable)". ** This is sufficient evidence that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office. ** DEED 0049 Exception Cleared.
												Approved	A	A	A	A	A
300011263	166411	06/18/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $921,000 is supported. No post closing CDA provided.	07/28/2015
Substantial verified reserves - Post closing reserves of $76588.60. 15.99 months of PITI reserves are verified. 9 months required per guidelines.; Excellent verified credit history - Borrower qualifying scored of 803, coborrower qualifying score of 743. No derogatory credit. Credit file dates back to 9/1995. ; Excellent verified housing payment history - 350+ months of prior mortgage history reporting 0x30 payment history.

7/2/15 - Received 3rd Party Desk Review that reflects 2nd appraisal  value of $935,000 is supported.  Value confirmed by Field Review Appraiser which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300011263	166415	06/18/2015	Compliance	Right of Recission Is Not on Correct Form	ROR 0011	2	Acknowledged
Right of Recession (pg 53) is on H8 form. Refinance is a Lender to Lender refinance of construction loan and should be performed on the H-9 form.  While no new funds were advanced it is a Lender to Lender refinance, thus H-9 form should be used.

Substantial verified reserves - Post closing reserves of $76588.60. 15.99 months of PITI reserves are verified. 9 months required per guidelines.; Excellent verified credit history - Borrower qualifying scored of 803, coborrower qualifying score of 743. No derogatory credit. Credit file dates back to 9/1995. ; Excellent verified housing payment history - 350+ months of prior mortgage history reporting 0x30 payment history.
												Approved	B	B	B	B	B
300011263	166430	06/18/2015	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed
Credit report (pg 210, 211) lists accounts with XXXX which reflect balances owed. Duplicates of these accounts are listed on page 216 showing the accounts are paid. Lender did not include the payments of $323 and $520 in DTI. Missing updated credit report supplement to reflect XXX accounts #XXXX and #XXXX. Supplement to remove duplicate accounts and list the accounts with zero balance. DTI without proof these accounts are paid and reflect a zero balance is over 43%.
									07/16/2015
Substantial verified reserves - Post closing reserves of $76588.60. 15.99 months of PITI reserves are verified. 9 months required per guidelines.; Excellent verified credit history - Borrower qualifying scored of 803, coborrower qualifying score of 743. No derogatory credit. Credit file dates back to 9/1995. ; Excellent verified housing payment history - 350+ months of prior mortgage history reporting 0x30 payment history.

7/16/15 -Based on credit report data it can be determined that the open installment tradelines with last active dates in 8/2013 are duplicates of the paid tradelines that closed in 5/2014. CRED 0093 Exception Cleared.
												Approved	A	A	A	A	A
300011263	166447	06/18/2015	Compliance	10% Tolerance Violation between GFE and HUD1	RESPA 0009	1	Closed
Final GFE (pg 1050) reflects Box 3 fees of $504.20 and Box 4 fees of $575 for a total of $1079.20. Final HUD reflects these fees as $454.20 and $768 for a total of $1222.20. Difference of $143 exceeds 10% tolerance. No evidence of Tolerance Cure noted on HUD or in file. Missing evidence that lender provided refund to borrower within 30 days of closing cure RESPA Tolerance violation.
									07/13/2015
Substantial verified reserves - Post closing reserves of $76588.60. 15.99 months of PITI reserves are verified. 9 months required per guidelines.; Excellent verified credit history - Borrower qualifying scored of 803, coborrower qualifying score of 743. No derogatory credit. Credit file dates back to 9/1995. ; Excellent verified housing payment history - 350+ months of prior mortgage history reporting 0x30 payment history.

7/10/15 - Received response from lender of: "The title company that was used is not on our list, so this fee was a bucket 3 fee and would not be included in the 10% tolerance". ** Agreed. Title company reflected on the Final HUD1 Settlement Statement (pg 49) is not reflected on lenders service providers list (pg 1042). Title Services, Title Insurance, and Owners Title Insurance charges can change if borrower did not choose provider from lenders service providers list. RESPA 0009 Exception Cleared.
												Approved	A	A	A	A	A
300011263	166708	06/19/2015	Property	Subject Appraised "As Is" - Construction/Remodeling in Process	APPR 0005	1	Closed
Appraisal was completed As Is. Per appraisal comments (pg 117) the subject driveway, walkways, patio and landscaping are not yet completed. No Cost to Cure provided, however appraiser made an across the board adjustment of $20,000 for incomplete items. Subject should be complete Subject to Completion of unfinished items.
									07/06/2015
Substantial verified reserves - Post closing reserves of $76588.60. 15.99 months of PITI reserves are verified. 9 months required per guidelines.; Excellent verified credit history - Borrower qualifying scored of 803, coborrower qualifying score of 743. No derogatory credit. Credit file dates back to 9/1995. ; Excellent verified housing payment history - 350+ months of prior mortgage history reporting 0x30 payment history.

7/3/15 - Exception cleared due to appraiser made an across the board adjustment of $20,000 for incomplete items as allowed per guides, and due to appraisal being completed as is and value supported. APPR 0005 Exception Cleared.
												Approved	A	A	A	A	A
300011263	166709	06/19/2015	Property	Appraisal is Incomplete	APPR 0002	1	Closed
Primary appraisal (pg 114) is deficient for the following: 1) Subject value is above predominate value of $280,000. Variance above predominate is 229%. Appraiser provided inadequate narrative addressing predominate value. Appraiser did not address if subject is an over-improvement for the area. Lack of comps in subject town, suggest possible over improvement.  2) Appraiser provided 4 Sold Comps and no Active Listings. No narrative provided for omission of active listings.  3) No cost approach to value was developed. Cost approach is a valid valuation method for new construction. Appraisal provided inadequate narrative for omission of cost approach.
									07/28/2015
Substantial verified reserves - Post closing reserves of $76588.60. 15.99 months of PITI reserves are verified. 9 months required per guidelines.; Excellent verified credit history - Borrower qualifying scored of 803, coborrower qualifying score of 743. No derogatory credit. Credit file dates back to 9/1995. ; Excellent verified housing payment history - 350+ months of prior mortgage history reporting 0x30 payment history.

7/2/15 - The minimum required comparable is met. Appraiser states reason for omission is due to cost approach is not required to develop credibility to value and that the sales comparison approach is the most reliable approach to value  (pg 125). APPR 0002 Exception Cleared.
												Approved	A	A	A	A	A
300011263	166711	06/19/2015	Property	Proximity of Comparables to Subject Property is Unacceptable	APPR 0007	1	Closed
Comp distances range from 12.79 miles to 19.23 miles from subject. Appraiser states that due to a lack of recently sold comps it was necessary to expand the search into neighboring communities. Appraiser provide no comp that was within 12 miles of subject and no comp within the same community as the subject. Per location map (pg 137) subject is located across an Interstate from all the comps. Two of the four sold comps are located across two Interstate highways. Lack of similar comps within a reasonable distance indicate subject may be over built for its area.  Second appraiser Appraiser provided 4 sold comps and 1 active listings. Comp distances range from 10.94 miles to 15.68 miles from subject. Based on location map (pg 99) appraiser provided no comps on the south side of the Interstate highway where subject is located.
									07/06/2015
Substantial verified reserves - Post closing reserves of $76588.60. 15.99 months of PITI reserves are verified. 9 months required per guidelines.; Excellent verified credit history - Borrower qualifying scored of 803, coborrower qualifying score of 743. No derogatory credit. Credit file dates back to 9/1995. ; Excellent verified housing payment history - 350+ months of prior mortgage history reporting 0x30 payment history.

7/2/15 - Lender posted inquiry of: "7/3 Does the CDA clear this?" Exception cleared based on previously received 3rd Party Field Review that reflects 2nd appraisal value of $935,000 is supported. Value confirmed by Field Review Appraiser which is performed by licensed appraiser. APPR 0007 Exception Cleared.
												Approved	A	A	A	A	A
300011263	166862	06/20/2015	Credit	Unacceptable Mortgage History	CRED 0001	1	Closed
Missing 24 months of primary residence housing history. Prior mortgage (pg 219) reflects history through 4/2014, reviewed for 26 months. Per lender notes in file borrower occupied subject in 12/2014 (pg 8). Missing primary housing payment history from 6/2014 to 11/2014.

									06/24/2015
Substantial verified reserves - Post closing reserves of $76588.60. 15.99 months of PITI reserves are verified. 9 months required per guidelines.; Excellent verified credit history - Borrower qualifying scored of 803, coborrower qualifying score of 743. No derogatory credit. Credit file dates back to 9/1995. ; Excellent verified housing payment history - 350+ months of prior mortgage history reporting 0x30 payment history.

6/23/15 - Received response from lender of: "VOR". Attached is a copy of a verification of rent from the property management company for residence covering  6/15/14 through 2/28/15, no late payments reported. ** VOR confirms and completes mortgage / rental history for previous 24 months. It should be noted that the property address on the VOR does not correspond with the former residence provided on the final 1003 application. ** CRED 0001 Exception Cleared.
												Approved	A	A	A	A	A
300011263	166878	06/20/2015	Credit	Questionable continuation of income	CRED 0045	1	Closed
Capital Gains reporting on 2012, 2013 and 2014 personal returns (pg 491). 3 year average of $1563.03/mo. Lender used 2 year average only to qualify the borrower. Appendix Q required 3 year evidence. Per Appendix Q lender must document anticipated continuation of of income through verified assets. Lender provided no indication that borrower has additional assets which will provide future income through capital gains. Review included capital gains income, pending further documentation. Without verification that borrower has assets to support Capital Gains income the borrowers DTI will exceed 43% and not qualify. Full verification of income is required.
									07/16/2015
Substantial verified reserves - Post closing reserves of $76588.60. 15.99 months of PITI reserves are verified. 9 months required per guidelines.; Excellent verified credit history - Borrower qualifying scored of 803, coborrower qualifying score of 743. No derogatory credit. Credit file dates back to 9/1995. ; Excellent verified housing payment history - 350+ months of prior mortgage history reporting 0x30 payment history.

7/15/15 - Corrected 1008 received 7/10/15 to clear CRED 0004 Exception. Unexecuted Corrected 1003 received 7/15/15 for APP 0002 Exception. 1003/1008 adjustment to qualifying income includes 3 year average of Capital Gains.  2 year average was reflected on the 1003/1008 provided in the original loan file. Corrected 1003/1008 evidence capital gains was underwritten to Appendix Q, which requires a 3 year average. Continuance of income is supported based on 3 years tax returns. CRED 0045 Exception Cleared.
												Approved	A	A	A	A	A
300011263	166883	06/20/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed
Borrower is self employed receiving base income of $xxxx/mo based on 2014 W2 (pg 577). Coborrower is self employed receiving base income of $xxxx/mo based on 2014 W2 (pg 642). Missing current pay stubs from both business confirming current income levels are consistent with 2014 W2s.
									07/16/2015
Substantial verified reserves - Post closing reserves of $76588.60. 15.99 months of PITI reserves are verified. 9 months required per guidelines.; Excellent verified credit history - Borrower qualifying scored of 803, coborrower qualifying score of 743. No derogatory credit. Credit file dates back to 9/1995. ; Excellent verified housing payment history - 350+ months of prior mortgage history reporting 0x30 payment history.

7/2/15 - Evidence of employment is verified with 3rd party state searches dated pre consummation on 5/23/15 (pg 270-277) and CPA prepared Quarterly Balance Sheets and P&L statements dated 3/31/15 (pg 233-241). 3rd party verification of employment dated within 30 days of consummation and P&L statements reflecting income through 3/31/15 satisfies no 30+ day gap of employment. ** CRED 0082 Exception Cleared.
												Approved	A	A	A	A	A
300011263	166892	06/20/2015	Credit	Income Calculation Discrepancy	CRED 0084	1	Closed
1) Rental property. Net rental income of $XXXX based on lender worksheet (pg 242). 2014 Sch E (pg 500) reflects Mortgage Interest which was not considered by lender. Review is unable to confirm Net Loss or Income from this rental property due to missing confirmation of mortgage on tax returns. Lender did not consider mortgage interest/debt service reflected on tax returns. Exception set for missing verification that mortgage has been paid. If mortgage is still active, documentation of PITI expense and mortgage will be required. Final Net Rental Income/Loss and DTI Review cannot be completed.
2) Rental property. Income worksheet (pg 258) notes property has a mortgage, however lender income calculations did not consider mortgage debt in calculations.
3) Coborrower income. Lender documented change in accounting methods with letter from CPA (pg 641). Per worksheet (pg 246) lender added back $XXXX accounting period adjustment in both 2014 and 2013. Per CPA letter adjustment should apply to 2013 only. Lender income for coborrower is overstated by $XXXX/mo per worksheet. Per final 1003 (pg 1029) lender qualified coborrower on income of $XXXX/mo. No lender worksheet in file to reconcile coborrower income.
									07/16/2015
Substantial verified reserves - Post closing reserves of $76588.60. 15.99 months of PITI reserves are verified. 9 months required per guidelines.; Excellent verified credit history - Borrower qualifying scored of 803, coborrower qualifying score of 743. No derogatory credit. Credit file dates back to 9/1995. ; Excellent verified housing payment history - 350+ months of prior mortgage history reporting 0x30 payment history.

7/10/15 -Lender used lease method to calculate new business rental income of $367.82. Review used 2014 Schedule E plus depreciation which totals -$297.08, variance is not material. Review DTI 42.78% / Max Allowed 43%. CRED 0084 Exception Cleared.
												Approved	A	A	A	A	A
300011263	166900	06/20/2015	Credit	Missing Verification of Liability (Contingent or Otherwise)	CRED 0097	1	Closed
Subject is new construction. Taxes reflected on title report (pg 60) are $180.97 which is listed on appraisals. Lender included property taxes of $500/mo based on final 1003. No calculation of new property taxes with confirmation of reassessed millage rates was provided. Unable to confirm tax amount of $500/mo is sufficient to cover new property taxes.
									07/16/2015
Substantial verified reserves - Post closing reserves of $76588.60. 15.99 months of PITI reserves are verified. 9 months required per guidelines.; Excellent verified credit history - Borrower qualifying scored of 803, coborrower qualifying score of 743. No derogatory credit. Credit file dates back to 9/1995. ; Excellent verified housing payment history - 350+ months of prior mortgage history reporting 0x30 payment history.

6/23/15 - Subject is new construction. Taxes reflected on title report (pg 60) are $180.97 which is listed on appraisals. Lender included property taxes of $500/mo based on final 1003. No calculation of new property taxes with confirmation of reassessed millage rates was provided. Updated DTI based on Schedule E income calculation reflects < 43%. CRED 0097 Exception Cleared.
												Approved	A	A	A	A	A
300011263	167047	06/21/2015	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed	2014 personal tax returns (pg 492) were not signed by the coborrower.	06/24/2015
Substantial verified reserves - Post closing reserves of $76588.60. 15.99 months of PITI reserves are verified. 9 months required per guidelines.; Excellent verified credit history - Borrower qualifying scored of 803, coborrower qualifying score of 743. No derogatory credit. Credit file dates back to 9/1995. ; Excellent verified housing payment history - 350+ months of prior mortgage history reporting 0x30 payment history.

6/23/15 - Received response from lender of: "Because we had tax transcripts in the file, we did not have the tax returns signed. Per our call (with client) today, this should be acceptable". ** Agreed. Loan file contains unsigned copy of the 2014 1040 tax returns and complete copy of 2014 tax transcripts. ** CRED 0087 Exception Cleared.
												Approved	A	A	A	A	A
300011263	167945	06/24/2015	Credit	Final 1003 Application is Incomplete	APP 0002	1	Closed	Final 1003 Application (pg 1028) "Former Address" section to be corrected to reflect the address provided on the VOR received post close that confirms rental history from 6/15/14 to 2/28/15.	07/28/2015
Substantial verified reserves - Post closing reserves of $76588.60. 15.99 months of PITI reserves are verified. 9 months required per guidelines.; Excellent verified credit history - Borrower qualifying scored of 803, coborrower qualifying score of 743. No derogatory credit. Credit file dates back to 9/1995. ; Excellent verified housing payment history - 350+ months of prior mortgage history reporting 0x30 payment history.

7/27/15 - Received a complete copy of the borrower signed and dated corrected Final 1003 Application. Corrections include borrowers former address, income, and subject property taxes. APP 0002 Exception Cleared.

												Approved	A	A	A	A	A
300011263	167964	06/24/2015	Credit	Back-end Ratio exception (DTI)	CRED 0004	1	Closed
DTI 47.03% exceeds program max 43%. Increase to DTI is due to difference in monthly property tax payment for subject property. Lender used a monthly property tax payment of $500. Per lender comments this was only the portion of taxes that borrower wished to escrow. No memo notes were provided for review, unable to confirm 2% requirement as stated for subject state new construction. If 2% of value is used for taxes, the total will be $18,700 ($935,000 x 2%) or $1558.33/mo.  The full amount of taxes due must be included in qualifying DTI.
									07/16/2015
Substantial verified reserves - Post closing reserves of $76588.60. 15.99 months of PITI reserves are verified. 9 months required per guidelines.; Excellent verified credit history - Borrower qualifying scored of 803, coborrower qualifying score of 743. No derogatory credit. Credit file dates back to 9/1995. ; Excellent verified housing payment history - 350+ months of prior mortgage history reporting 0x30 payment history.

7/10/15 - Review DTI 42.78%, variance due to property tax payment of $1558/mo (2% of Value),  2 year average of Schedule E income plus depreciation, and new business loss -$297.08 based on 2014 Schedule E plus depreciation. DTI 42.78% is with program max of 43%. CRED 0004 Exception Cleared.
												Approved	A	A	A	A	A
300023771	167347	06/22/2015	Compliance	Note is Incomplete	NOTE 0050	1	Closed	Missing page 2 of 3 of Note. Late charge section on Note screen could not be completed.	06/24/2015
Substantial verified reserves - Post closing reserves of $118,055/32.48 months of PITI reserves verified. 9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 105 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 774/783 qualifying credit scores.  700 minimum score required per guidelines.  Credit file dates back to 10/1981.
											6/23/15 - Received response from lender of: "Note Attached". Attached is a complete copy of the executed 3 page Note for the subject transaction. ** NOTE 0050 Exception Cleared.	Funded	A	A	A	A	A
300023771	167350	06/22/2015	Property	No copy of Appraisal License in file	APPR 0043	1	Closed	Appraisal is missing copy of appraiser's license. Per pg 79, license expires 12/14/2015.	07/09/2015
Substantial verified reserves - Post closing reserves of $118,055/32.48 months of PITI reserves verified. 9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 105 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 774/783 qualifying credit scores.  700 minimum score required per guidelines.  Credit file dates back to 10/1981.

7/8/15 - Confirmed appraiser name and license number to the original appraisal report in file. Performed state license search, which support lenders search. Status is "License is Current (Active)". Eligible to Practice is "Credential License is Current". No outstanding renewal requirements listed. License Current Through Date of 12/14/15 is mitigated by "Current/Active" status, no outstanding renewal requirements listed, and license granted date 3/6/95. State website states that appraisers licenses are renewed every odd year. ** APPR 0043 Exception Cleared.
												Funded	A	A	A	A	A
300023771	167352	06/22/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing documentation to evidence Special Information Handbook was provided to borrowers within 3 business days of 04/30/2015 initial application date.	07/16/2015
Substantial verified reserves - Post closing reserves of $118,055/32.48 months of PITI reserves verified. 9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 105 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 774/783 qualifying credit scores.  700 minimum score required per guidelines.  Credit file dates back to 10/1981.

6/23/15 - Received response from lender of: "Please See Attached". Attached is a lender memo dated 6/2/15 that is signed by an Officer of the financial institution stating: The Special Information Handbook/HUD Settlement Book is provided to all purchase borrowers within 3 days of application. ** COMP 0038 Exception Cleared.
												Funded	A	A	A	A	A
300023771	167388	06/22/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	Missing Social Security benefit letter to document borrowers Social Security income as required per Appendix Q. (Income is documented per LP pg 166.)	07/21/2015
Substantial verified reserves - Post closing reserves of $118,055/32.48 months of PITI reserves verified. 9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 105 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 774/783 qualifying credit scores.  700 minimum score required per guidelines.  Credit file dates back to 10/1981.

7/16/15 - Received a copy of borrowers benefit letter from the Social Security Administration dated 7/16/15, which is dated post Note consummation of 7/15/15. ** Social Security benefit letter dated post consummation supports 1099 (pg 133) income and bank statements originally presented in the loan file. CRED 0082 Exception Cleared.
												Funded	A	A	A	A	A
300023771	167395	06/22/2015	Compliance	Missing Interim GFE Due to Lock Event	RESPA 0016	1	Closed	Missing revised GFE dated within 3 days of 05/22/2015 initial rate lock. Per documentation (pg 281) a GFE was requested but was not printed.	07/16/2015
Substantial verified reserves - Post closing reserves of $118,055/32.48 months of PITI reserves verified. 9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 105 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 774/783 qualifying credit scores.  700 minimum score required per guidelines.  Credit file dates back to 10/1981.
											6/30/15 - Received revised GFE dated same day as 05/22/15 initial rate lock date. Change of Circumstance is provided in original file (pg 23). RESPA 0016 Exception Cleared.	Funded	A	A	A	A	A
300023771	167409	06/22/2015	Property	Appraisal is Incomplete	APPR 0002	1	Closed
Appraisal is deficient for the following: 1) Site value was not provided. Unable to determine if site value ratio is within 30% guidelines. 2) No Cost Approach developed. Inadequate narrative provided to justify omission. 3) No Listing Comps provided. Appraisal contains only 3 sold comps. No narrative provided to justify omission of listing comps.
									07/21/2015
Substantial verified reserves - Post closing reserves of $118,055/32.48 months of PITI reserves verified. 9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 105 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 774/783 qualifying credit scores.  700 minimum score required per guidelines.  Credit file dates back to 10/1981.

7/6/15 - Received 3rd Party Desk Review that reflects original appraisal value of $720,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0002 Exception Cleared.
												Funded	A	A	A	A	A
300023771	167475	06/23/2015	Credit	Missing Employment doc (VOE)	CRED 0007	1	Closed	VVOE from co-borrowers prior job to documents 24 month job history with no gaps, as required per Appendix Q. VVOE in file (pg 141) reflects co-borrower started current job 12/02/2013.	06/30/2015
Substantial verified reserves - Post closing reserves of $118,055/32.48 months of PITI reserves verified. 9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 105 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 774/783 qualifying credit scores.  700 minimum score required per guidelines.  Credit file dates back to 10/1981.

6/26/15 -  Received lender response of: "Per Underwriting there is a written VOE in the file for both current and prior job - the only gap is from 11/27/13 to 12/3/13. This did not require an LOX since it was a week." Agree. Previous VOE is in file (pg 141) and confirms B2 prior employment dates of 01/16/12 to 11/27/2013. Current VOE in file (pg 141) reflects borrower has been employed with present job since 12/02/13. B2 has less than 30 day gap in between employments. CRED 0007 Exception Cleared.
												Funded	A	A	A	A	A
300023771	167935	06/24/2015	Compliance	Special Information Handbook Not Provided Within 3 Business Days	COMP 0039	1	Closed	Missing documentation to evidence Special Information Handbook was provided to borrowers within 3 business days of 04/30/2015 initial application date.	06/24/2015
Substantial verified reserves - Post closing reserves of $118,055/32.48 months of PITI reserves verified. 9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified housing payment history - Credit report reflects 105 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 774/783 qualifying credit scores.  700 minimum score required per guidelines.  Credit file dates back to 10/1981.

6/23/15 - Received response from lender of: "Please See Attached". Attached is a lender memo dated 6/2/15 that is signed by an Officer of the financial institution stating: The Special Information Handbook/HUD Settlement Book is provided to all purchase borrowers within 3 days of application. ** COMP 0039 Exception Cleared.
												Funded	A	A	A	A	A
300026553	169013	07/02/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $728,000 is supported. No post closing CDA provided.	07/30/2015
Excellent verified credit history - 750 qualifying credit score. 700 minimum required. No derogatory credit. Credit file dates back to 8/2002. ; Excellent verified housing payment history - 321 months of current and prior mortgage history paid 0x30. ; Low DTI - 25.53% DTI on fully documented file. 43% maximum allowed per guidelines.

7/6/15 - Received 3rd Party Desk Review that reflects original appraisal value of $728,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300026553	169016	07/02/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	07/10/2015
Excellent verified credit history - 750 qualifying credit score. 700 minimum required. No derogatory credit. Credit file dates back to 8/2002. ; Excellent verified housing payment history - 321 months of current and prior mortgage history paid 0x30. ; Low DTI - 25.53% DTI on fully documented file. 43% maximum allowed per guidelines.

7/9/15 - Received response from lender of: "See attached, please." Attached is a memo dated 6/2/15 executed by an officer of the lending institution stating: "The Special Information Handbook/HUD Settlement Book is provided to all purchase borrowers within 3 days of application". ** COMP 0039 Exception Cleared.
												Approved	A	A	A	A	A
300026553	169068	07/03/2015	Property	Appraisal is Incomplete	APPR 0002	1	Closed
Appraisal report is deficient for the following: 1) Subject value is above predominate value of $186,000. Variance above predominate is 291%. Appraiser provided no narrative concerning predominate value. Data presented in appraisal indicates subject could be an over improvement.  2) Appraiser provided no site value. Unable to determine site value ratio. Appraiser provided no Cost Approach data and insufficient narrative was provided to justify omission.
									07/14/2015
Excellent verified credit history - 750 qualifying credit score. 700 minimum required. No derogatory credit. Credit file dates back to 8/2002. ; Excellent verified housing payment history - 321 months of current and prior mortgage history paid 0x30. ; Low DTI - 25.53% DTI on fully documented file. 43% maximum allowed per guidelines.

7/10/15 - Appears the site value was not provided due to no Cost Approach developed. Omission of cost approach per appraiser is due to approach has little, in any relevance for non newly constructed homes, thus appraiser used market approach (pg 71). APPR 0002 Exception Cleared.
												Approved	A	A	A	A	A
300026553	169070	07/03/2015	Property	Appraisal Value is not supported by comparables	APPR 0039	1	Closed
Subject value is not adequately supported by the comparables provided due to the following: 1) Comp distances range from .29 miles to 16.87 miles from subject. Only Comp 1 is within the same city as subject. 2) Subject attributes are not bracketed. Appraiser did not bracket subjects site size of 1.05 acres. Comp site sizes range from .28 to 1.01 acres. Subjects 5 car garage was not bracketed. Comps range from 3 to 4 car garages. Comps 1 and 2 at .29 miles and 6.95 miles are the closest to subject. Comp 3 was used to bracket subjects GLA and attempt to bracket site size, however appraiser had to extend distance to 16.87 miles and sold date to 11 months to locate a comp which brackets the subjects GLA. Lack of a more appropriate comparable lends support that subject is over improved for the area.
									07/06/2015
Excellent verified credit history - 750 qualifying credit score. 700 minimum required. No derogatory credit. Credit file dates back to 8/2002. ; Excellent verified housing payment history - 321 months of current and prior mortgage history paid 0x30. ; Low DTI - 25.53% DTI on fully documented file. 43% maximum allowed per guidelines.

7/6/15 - Received 3rd Party Desk Review that reflects original appraisal value of $728,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0039 Exception Cleared.
												Approved	A	A	A	A	A
300026553	169071	07/03/2015	Property	No copy of Appraisal License in file	APPR 0043	1	Closed	No copy of Appraisal License provided by appraiser. Appraisal reflects expiration date of 12/14/2015.	07/15/2015
Excellent verified credit history - 750 qualifying credit score. 700 minimum required. No derogatory credit. Credit file dates back to 8/2002. ; Excellent verified housing payment history - 321 months of current and prior mortgage history paid 0x30. ; Low DTI - 25.53% DTI on fully documented file. 43% maximum allowed per guidelines.

7/14/15 - No outstanding renewal requirements beyond 2013. Per state website appraisers licenses renew every odd year. Credential/License current though date 12/14/15 (Prior to appraisal date 06/01/15) is mitigated by Active/Current status and no outstanding renewal requirements. ** APPR 0043 Exception Cleared.
												Approved	A	A	A	A	A
300026553	169085	07/03/2015	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	1	Closed
UPDATED EXCEPTION: Missing proof of Tax and Insurance for departing residence that is being retained for investment.

ORIGINAL EXCEPTION: Missing full PITI documentation on the following properties: XXX- file is missing verification of hazard insurance expense, payment listed on credit report does not confirm is this is PITI; XXX and XXX - file is missing verification of tax expenses, payment listed on credit report does not confirm this is PITI. Unable to confirm final DTI and Other Reserves required.
									07/30/2015
Excellent verified credit history - 750 qualifying credit score. 700 minimum required. No derogatory credit. Credit file dates back to 8/2002. ; Excellent verified housing payment history - 321 months of current and prior mortgage history paid 0x30. ; Low DTI - 25.53% DTI on fully documented file. 43% maximum allowed per guidelines.
											7/28/15 - Tax returns and tax assessment cert confirms tax and insurance for departing residence that is being retained for rental. CRED 0096 Exception Cleared.	Approved	A	A	A	A	A
300026553	169090	07/03/2015	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed
UPDATED EXCEPTION: Missing copy of Trust Agreement to confirm trustees for brokerage account used for reserves. Cash required to close $143,067.09 and 9 months PITI reserves required for subject property. Total discounted assets verified $176,211.29. Post close reserves is $33,144.20 or 8.3 months PITI. Non-borrowing spouse Roth Retirement account verified (pg 170) of $27,657.61 ($16,894.57 Discounted) was excluded from reserves. No documentation provided in the original loan file to evidence liquidation and transfer of funds to borrower.

ORIGINAL EXCEPTION: Asset documentation is deficient for the following: 1) Brokerage accounts in the name of borrowers Trust (pg 158, 197). Missing copy of Trust documents to confirm borrowers access to funds in name of Trust. Roth Account (pg 170) in name of non-borrowing spouse. Funds required for borrower reserves.  2) XXX account #XXX (pg 157) dated 4/30/2015 does not reflect $50,000 transfer out for closing. Review utilized current balance less $50,000. Missing update XXX account dated after $50,000 withdrawal reflecting updated balance.
									07/30/2015
Excellent verified credit history - 750 qualifying credit score. 700 minimum required. No derogatory credit. Credit file dates back to 8/2002. ; Excellent verified housing payment history - 321 months of current and prior mortgage history paid 0x30. ; Low DTI - 25.53% DTI on fully documented file. 43% maximum allowed per guidelines.

7/28/15 - Received response from lender of: " Per UW, We did not use the spouses retirement account for qualifying. The brokerage statement shows that the borrower and his wife are trustees". ** Agreed. Pg 1 of the brokerage statement (pg 158) provides name of trust and lists both borrower and non-borrowing spouse as trustees. Brokerage funds are being used for reserves only. Lender states non-borrowing spouse Roth account was not considered in qualifying. No additional documentation is required. CRED 0083 Exception Cleared.
												Approved	A	A	A	A	A
300026553	169091	07/03/2015	Credit	Insufficient verified reserves	CRED 0100	1	Closed
UPDATED EXCEPTION:
Post closing reserves of $33,144.20. 8.3 months of PITI reserves verified. Guidelines require 9 months PITI reserves on subject.

ORIGINAL EXCEPTION:
Post closing reserves of $32,144.20. 8.05 months of PITI reserves verified. Guidelines require 9 months PITI reserves on subject. FreddieMac additional reserve requirements for prior primary as Pending Sale - additional 6 months on subject and 6 months on departing residence.  Other REO properties require 2 months PITI.  (Actual PITI expenses were not properly verified, used amounts stated on 1003 to calculate estimated reserves).  Total reserves required. 9+6 on subject 15 months ($59,868.78). 6 months on departing residence ($12,804). 2 months on each REO property ($2930). Total required of $75,602.78. Borrower is short total reserves of $43,658.58.
									07/30/2015
Excellent verified credit history - 750 qualifying credit score. 700 minimum required. No derogatory credit. Credit file dates back to 8/2002. ; Excellent verified housing payment history - 321 months of current and prior mortgage history paid 0x30. ; Low DTI - 25.53% DTI on fully documented file. 43% maximum allowed per guidelines.

7/28/15 -Pg 1 of the brokerage statement (pg 158) provides name of trust and lists both borrower and non-borrowing spouse as trustees.No additional documentation is required. Based on 100% brokerage and 70% Retirement funds the minimum 9 months PITI reserve requirement is satisfied, 9.7 months verified. CRED 0100 Exception Cleared.

												Approved	A	A	A	A	A
300026553	169127	07/03/2015	Compliance	Missing Initial Disclosure(s)	COMP 0006	2	Acknowledged	Missing evidence that borrower was provided with Patriot Act Disclosure.
Excellent verified credit history - 750 qualifying credit score. 700 minimum required. No derogatory credit. Credit file dates back to 8/2002. ; Excellent verified housing payment history - 321 months of current and prior mortgage history paid 0x30. ; Low DTI - 25.53% DTI on fully documented file. 43% maximum allowed per guidelines.
												Approved	B	B	B	B	B
300019881	169975	07/09/2015	Credit	Insufficient Verified Funds to Close	CRED 0016	2	Acknowledged
Cash required for closing per HUD (pg 54) is $5426.70. Cash assets meeting guidelines totals $5257.74. Short funds for closing by $168.96. Additional cash assets verified in parents account was verified, however borrower was added to account in the past 30 days and does not meet seasoning requirement. Evidence of exception was provided in file (pg 13, 408) for reserves. Lack of funds for closing was not included as part of exception request.

Excellent verified credit history - 761/727 qualifying credit scores. 700 minimum required. No derogatory credit reporting. Credit file dates back to 1/1991.; Excellent verified housing payment history - 118 months of current and prior mortgage history paid 0x30. ; Substantial verified employment history - Borrower on current job for 14 years. ; Low DTI - 26.28% DTI on fully documented file. 43% maximum allowed per guidelines.
												Funded	B	B	B	B	B
300019881	169976	07/09/2015	Credit	Insufficient verified reserves	CRED 0100	2	Acknowledged
Borrowers parents added borrower to a money market account on 5/27/2015 to allow use for reserves. Per lender email chain in file (pgs 12-17) lender requested a client exception for use of parents account for reserves even though it does not meet 2 month seasoning requirement.  Missing copy of approved client exception form.

Excellent verified credit history - 761/727 qualifying credit scores. 700 minimum required. No derogatory credit reporting. Credit file dates back to 1/1991.; Excellent verified housing payment history - 118 months of current and prior mortgage history paid 0x30. ; Substantial verified employment history - Borrower on current job for 14 years. ; Low DTI - 26.28% DTI on fully documented file. 43% maximum allowed per guidelines.

Client: 7/13/15 - Received response from Lender of: "Please see attached approval". Attached is copy of email chain from client reflecting unseasoned funds exception request has been pricing approved.  Borrower's parents recently added him to one of the bank accounts however borrower has not been in the account for 2 months. VOD (pg 277) in file reflects the account itself is seasoned.** Sent email to client on 07/15/15 to confirm exception acknowledged and approved. Received response from client to confirm exception granted. Override to EV2 level. CRED 0010 Overridden to EV2 level.
												Funded	B	B	B	B	B
300019881	169981	07/09/2015	Credit	Asset Documentation is Insufficient	CRED 0083	2	Acknowledged
Per memo (pg 408), the lender was requiring 2 months of complete statements from parents bank account being used for reserves. Documents from parents in file (pgs 265-283). Lender required complete statements (pg 282), however parents refused to provide complete statements (pg 268,282). Lender obtained VOD (pg 277) for parents account, however no evidence lender accepted this is lieu of 2 months complete bank statements.

Excellent verified credit history - 761/727 qualifying credit scores. 700 minimum required. No derogatory credit reporting. Credit file dates back to 1/1991.; Excellent verified housing payment history - 118 months of current and prior mortgage history paid 0x30. ; Substantial verified employment history - Borrower on current job for 14 years. ; Low DTI - 26.28% DTI on fully documented file. 43% maximum allowed per guidelines.

Client: 7/14/15 - Received response from Lender of: "Per Underwriting, the 7th page of two statements to show the two month history of the money market balance and the online banking printouts from 3-17 through 6-2 was acceptable to us since the mother was unwilling to supply complete statements (that showed her other accounts). Borrower's parents recently added him to one of the bank accounts however borrower has not been in the account for 2 months. VOD (pg 277) reflects the account itself is seasoned. VOD is provided in file when lender guidelines require two months bank statements.** Sent email to client on 07/15/15 to confirm VOD in lieu of two months bank statements is acknowledged and approved. Received response from client to confirm VOD is adequate. Override to EV2 level due to guideline exception. CRED 0083 Overridden to EV2 level.
												Funded	B	B	B	B	B
300038542	174720	08/04/2015	Credit	Gift Funds not Properly Verified	CRED 0018	1	Closed
Gift letter (pg 273) has a change to the dollar amount of the gift with no initials and the gift amount of $90,900 is different than the actual gift given to the borrower of $92,000.  LOE from borrower (pg 273) also does not match documentation in file. Gift letter to accurately reflect the total amount of gift provided to borrower.
									08/13/2015
Excellent verified housing payment history - 33 month mortgage rated paid as agreed per credit report.; Substantial verified reserves - Verified reserves after closing of $295,543.03 (55 months); Excellent verified credit history - 757 qualifying score exceeds 700 minimum program guidelines.

8/12/15- The gift letter was changed and dated 7/19/15 by both parents with all necessary documentation noted address, phone, names, telephone numbers and additionally Borrower supplied an updated LOE referencing the funds again with parents signatures along with source of all deposits. CRED 0018 Exception cleared.
												Approved	A	A	A	A	A
300038542	174729	08/04/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	08/07/2015
Excellent verified housing payment history - 33 month mortgage rated paid as agreed per credit report.; Substantial verified reserves - Verified reserves after closing of $295,543.03 (55 months); Excellent verified credit history - 757 qualifying score exceeds 700 minimum program guidelines.

8/5/15 - Received response from lender of: "Please see attached". Received a letter from lender on letterhead that reflects: The Special Information Handbook / HUD Settlement Book is provided to all purchase borrowers within 3 days of application" and it is executed by officer. COMP 0038 Exception Cleared.;
												Approved	A	A	A	A	A
300038542	174948	08/04/2015	Compliance	RESPA Violation - Initial Disclosures were not provided within 3 - business days of Application	RESPA 0015	1	Closed
Per initial 1003 and lender documentation the Application date is 6/30/2015 (pg 8). Initial disclosures (pg 427) are dated 6/5/2015. Sales contract (pg 134) date of 5/29/2015 indicates that property was identified prior to disclosure date of 6/5/2015.  Lender application date of 6/30/2015 is not supported.  Initial GFE and initial TIL were not provided at time of other initial disclosures. GFE and TIL are dated 6/30/2015. Lender disclosures are not RESPA compliant.
									08/19/2015
Excellent verified housing payment history - 33 month mortgage rated paid as agreed per credit report.; Substantial verified reserves - Verified reserves after closing of $295,543.03 (55 months); Excellent verified credit history - 757 qualifying score exceeds 700 minimum program guidelines.

8/18/15 - Received response from lender of: "A screen shot of the application date is attached. We are unclear why this is required all of a sudden." Attached is a lender system print out of their internal system reflecting application date is 06/30/15. Initial GFE and initial TIL were  provided within 3 business days of confirmed app date. RESPA 0015 Exception Cleared.
												Approved	A	A	A	A	A
300038542	174951	08/04/2015	Compliance	Waiver of ECOA disclosure right to receive a copy of all written appraisals not delivered within 3 business days	ECOA 0002	1	Closed	Right to Receive appraisal (pg 428) is dated prior to lender application date. Lender disclosures are not compliant based on application date provided in file.	08/21/2015
Excellent verified housing payment history - 33 month mortgage rated paid as agreed per credit report.; Substantial verified reserves - Verified reserves after closing of $295,543.03 (55 months); Excellent verified credit history - 757 qualifying score exceeds 700 minimum program guidelines.

8/21/15 -Lender issued the appraisal notice within 3 business days of the initial 1003/Application dated 6/5/15 with property TBD, thus confirming the disclosure was issued within 3 business days of Reg B definition of Application date. ECOA 0002 Exception Cleared.
												Approved	A	A	A	A	A
300038542	175030	08/05/2015	Property	Appraisal is Incomplete	APPR 0002	1	Closed
Appraisal is deficient for the following: 1) Some of the photos and maps are illegible due to poor image quality. Lender approval (pg 7) required color photos. Original appraisal report with fully legible photos should be provided. 2) Subject value is above predominate value by 209%. Appraiser did not address predominate value, but indicates subject  the home is larger than average in size and also includes a one of a kind basketball court in the basement. Based on data subject is an over improvement. 3) Gross adjustments on all sold comps exceed the 25% guideline. Gross adjustments range from 28.7% to 57.6%. Based on sales grid, appraiser assigned no value to basketball court amenity. Appraiser provided no explanation for lack of any adjustments for basketball court. Inadequate narrative provided for excessive adjustments.

									08/25/2015
Excellent verified housing payment history - 33 month mortgage rated paid as agreed per credit report.; Substantial verified reserves - Verified reserves after closing of $295,543.03 (55 months); Excellent verified credit history - 757 qualifying score exceeds 700 minimum program guidelines.

8/5/15 - Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. Subject value of $850,000 is within the high range of predominate value of $850,000. APPR 0002 Exception Cleared.

												Approved	A	A	A	A	A
300038542	175035	08/05/2015	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed
Per lender approval (pg 7 #2), proof of liquidation from Investment account was required to confirm sufficient funds for closing.  Printout (pg 163) reflects transfer of $175,000 into account, however missing evidence of liquidation of investments with updated balance after transfer. Wire notation does not specifically state institution name or borrower account number.
									08/25/2015
Excellent verified housing payment history - 33 month mortgage rated paid as agreed per credit report.; Substantial verified reserves - Verified reserves after closing of $295,543.03 (55 months); Excellent verified credit history - 757 qualifying score exceeds 700 minimum program guidelines.

8/25/15 -Account number, name on account, and amount of withdrawal agrees with the incoming wire information that was provided on the borrowers checking account printout dated 7/17/15 (pg 163), which evidences proof of liquidation as required per lender approval. CRED 0083 Exception Cleared.
												Approved	A	A	A	A	A
300034840	176954	08/16/2015	Credit	Final 1003 Application is Incomplete	APP 0002	1	Closed	Final 1003 (pg 518) is deficient for the following: 1) Missing employer phone numbers for both employers. 2) Missing complete address for REO properties.	09/15/2015
Substantial verified reserves - Post closing reserves of $1,610,117.78. 263 months of PITI reserves verified. 9 months PITI reserves required.; Excellent verified credit history - 799/785 qualifying credit scores. 700 minimum score required. No material derogatory. Credit file dates back to 3/1995. ; Income verified was not used in qualifying - New job contract (pg 503) reflects borrower income of $XXX/mo was not used to qualify.

9/3/15 - Received borrower signed and dated amended 1003 with complete employer phone numbers for both employers. Corrected 1003 dated post Note consummation is acceptable. Lender also provided LOS system screen shot reflecting complete property addresses for all 3 REO properties listed on the 1003. APP 0002 Exception Cleared.
												Approved	A	A	A	A	A
300034840	176985	08/16/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,000,000 is supported. No post closing CDA provided.	08/18/2015
Substantial verified reserves - Post closing reserves of $1,610,117.78. 263 months of PITI reserves verified. 9 months PITI reserves required.; Excellent verified credit history - 799/785 qualifying credit scores. 700 minimum score required. No material derogatory. Credit file dates back to 3/1995. ; Income verified was not used in qualifying - New job contract (pg 503) reflects borrower income of $XXX/mo was not used to qualify.

8/18/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,000,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300034840	176990	08/16/2015	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed	Missing letter signed by borrower addressing all credit inquiries in past 120 days. Any new credit accounts opened to be fully documented. Letter in file (pg 164) is not signed by the borrowers.	08/18/2015
Substantial verified reserves - Post closing reserves of $1,610,117.78. 263 months of PITI reserves verified. 9 months PITI reserves required.; Excellent verified credit history - 799/785 qualifying credit scores. 700 minimum score required. No material derogatory. Credit file dates back to 3/1995. ; Income verified was not used in qualifying - New job contract (pg 503) reflects borrower income of $XXX/mo was not used to qualify.
											All inquiries within the past 120 days were by Lender or lenders service provider for subject transaction, thus confirms no letter of explanation is required. CRED 0093 Exception Cleared.	Approved	A	A	A	A	A
300034840	176993	08/16/2015	Credit	Missing borrower immigration or residency status documentation	CRED 0032	1	Closed
Per lender approval (pg 555) borrowers were to provide copies of Permanent Resident Alien Cards. Notes indicate that extension requests were provided in lieu of cards. Extension requests (pg 511) provide no information concerning borrowers immigration status or evidence that borrowers have legal right to work and reside in the US. Documents only state that an application has been made. If prior cards are expired, then prior documentation showing borrowers legal status should have been provided. Documents in file provide no evidence of legal status.
									08/19/2015
Substantial verified reserves - Post closing reserves of $1,610,117.78. 263 months of PITI reserves verified. 9 months PITI reserves required.; Excellent verified credit history - 799/785 qualifying credit scores. 700 minimum score required. No material derogatory. Credit file dates back to 3/1995. ; Income verified was not used in qualifying - New job contract (pg 503) reflects borrower income of $XXX/mo was not used to qualify.
											8/19/15 - Received email confirmation from client that the evidence of extended green cards is acceptable and acknowledged. CRED 0032 Exception Cleared.	Approved	A	A	A	A	A
300034840	176994	08/16/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	08/18/2015
Substantial verified reserves - Post closing reserves of $1,610,117.78. 263 months of PITI reserves verified. 9 months PITI reserves required.; Excellent verified credit history - 799/785 qualifying credit scores. 700 minimum score required. No material derogatory. Credit file dates back to 3/1995. ; Income verified was not used in qualifying - New job contract (pg 503) reflects borrower income of $XXX/mo was not used to qualify.

8/17/15 - Received response from lender of: "Please see attached letter". Attached is a memo on lender letterhead that states: "The Special Information Handbook/HUD Settlement Book is provided to all purchase borrowers within 3 days of application" and it is executed by officer. ** Lender confirms Special Information Handbook/HUD Settlement Book was delivered within 3 days of application. COMP 0038 Exception Cleared.
												Approved	A	A	A	A	A
300034840	177025	08/16/2015	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	1	Closed	Rental properties located at [property addresses] are both listed as condominium properties. Missing documentation of HOA expenses for both properties.	08/19/2015
Substantial verified reserves - Post closing reserves of $1,610,117.78. 263 months of PITI reserves verified. 9 months PITI reserves required.; Excellent verified credit history - 799/785 qualifying credit scores. 700 minimum score required. No material derogatory. Credit file dates back to 3/1995. ; Income verified was not used in qualifying - New job contract (pg 503) reflects borrower income of $XXX/mo was not used to qualify.

8/18/15 - Received response from lender of: "Per UW, both properties show management fees listed on the schedule E. Properties are cash flowed". Agree. Lender stated management fees are the HOA. Assessment fees for both properties are listed on Statement 10 and 11 of tax returns (pg 482). CRED 0096 Exception Cleared.
												Approved	A	A	A	A	A
300037648	178916	08/24/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $800,000 is supported. No post closing CDA provided.	10/02/2015
Substantial verified reserves - Post closing reserves of $66,927.97. 14.5 months of verified PITI reserves. 9 months PITI reserves required. ; Excellent verified credit history - 784 qualifying credit score. 700 minimum score required. No derogatory credit. Credit file dates back to 11/1996.
											8/25/15 - Received 3rd Party Desk Review that reflects original appraisal value of $800,000 is supported. Value confirmed by licensed Field Review Appraiser. APPR 0040 Exception Cleared.	Funded	A	A	A	A	A
300037648	178922	08/24/2015	Property	Appraisal Value is not supported by comparables	APPR 0039	1	Closed
Value is not supported based on the following: 1) Variance above predominate value is 220%. Subject is one of the largest homes in the neighborhood and also includes an indoor swimming pool. Appraiser did not comment if subject is considered over improved. Based on data in the report, it appears subject is over built for the area. 2) Appraiser provided no site value. Unable to determine Site value ratio and if ratio is typical for the area.  3) Comp distances range from .85 miles to 12.09 miles from subject. Only 1 comp (Comp 6 pending sale) was within 1 mile of subject. 3 of 7 comps are over 5 miles from subject. Per location map (pg 85) 3 of the sold comps are in closer proximity to the lake. 4) Sold comps reflect sale dates within the past 3 to 22 months. Only 1 comp is within 6 month guideline. 3) Line adjustments on all comps except Comp 6 are outside of 10% guideline. Net adjustments on all comps except Comps 6 and 7 are outside of 15% guideline. Gross adjustments on all comps are outside of 25% guideline.  Gross adjustments range from 27.3% to 53.4% and average 42%.  4) Subject attributes are not bracketed.  No other subject has an inground pool. No other subject brackets total square footage.
Based on appraisal report and comparables in the file the subject appears to be a unique property for the area and possibly overbuilt. No other lender review provided. Value cannot be supported.
									08/25/2015
Substantial verified reserves - Post closing reserves of $66,927.97. 14.5 months of verified PITI reserves. 9 months PITI reserves required. ; Excellent verified credit history - 784 qualifying credit score. 700 minimum score required. No derogatory credit. Credit file dates back to 11/1996.
											8/25/15 - Received 3rd Party Desk Review that reflects original appraisal value of $800,000 is supported. Value confirmed by licensed Field Review Appraiser. APPR 0039 Exception Cleared.	Funded	A	A	A	A	A
300037648	178923	08/24/2015	Property	No copy of Appraisal License in file	APPR 0043	1	Closed	Appraiser provided no copy of License in file. Expiration date listed as 12/14/2015. Unable to confirm license expiration.	10/02/2015
Substantial verified reserves - Post closing reserves of $66,927.97. 14.5 months of verified PITI reserves. 9 months PITI reserves required. ; Excellent verified credit history - 784 qualifying credit score. 700 minimum score required. No derogatory credit. Credit file dates back to 11/1996.
											8/31/15 - Received copy of appraiser license matching the expiration date listed on the original appraisal report. APPR 0043 Exception Cleared.	Funded	A	A	A	A	A
300037648	178967	08/24/2015	Compliance	Finance charge under disclosed	COMP 0001	1	Closed
Finance charges are underdisclosed by $100. Under disclosure exceeds $35 tolerance allowed for refinance transaction. No TIL itemization provided. Fees on HUD match fees on Closing Instructions. No lender credits provided on HUD.
									09/01/2015
Substantial verified reserves - Post closing reserves of $66,927.97. 14.5 months of verified PITI reserves. 9 months PITI reserves required. ; Excellent verified credit history - 784 qualifying credit score. 700 minimum score required. No derogatory credit. Credit file dates back to 11/1996.

8/31/15 - Received a copy of the Itemization of Amount Financed. ** Confirmed prepaid finance charges agree with final HUD charges. Under-disclosure of $100 was due to a typographical error in the Note amount data field, which has been corrected. Loan is not under-disclosed. Loan amount $601,600 (pg 5) - Amount Financed $599,569.96 (pg 34) totals disclosed Prepaid Finance Charges of $2030.04. COMP 0001 Exception Cleared.
												Funded	A	A	A	A	A
300037648	178982	08/24/2015	Property	Health and Safety Issue	PROP 0005	1	Closed
Photo of indoor pool (pg 93) reflects that pool is not complete and operating.  Appears to contain stagnant water. Possible Health and Safety issue. Further page 1 of appraisal report states that roof of pool enclosure is leaking.  No evidence of lender made allowance for repairs.
									10/02/2015
Substantial verified reserves - Post closing reserves of $66,927.97. 14.5 months of verified PITI reserves. 9 months PITI reserves required. ; Excellent verified credit history - 784 qualifying credit score. 700 minimum score required. No derogatory credit. Credit file dates back to 11/1996.

10/2/15 - Received response from lender: "Please see attached". Attached is a copy of the 442 Appraisal Update/Completion Report to original "As Is" appraisal dated 7/9/15. Appraiser comments states: "The original appraisal report dated July 9, 2015, was completed with the subject property in "as is" condition. However, the client requested that the roof leak be repaired and that the swimming pool be filled. The repairs as required by the lender/client have been completed. The estimated opinion of market value ($800,000), dated July 9, 2015, is no longer subject to any conditions". Photos were included to confirm: The base of the pool atrium and rubber roof membrane has been sealed/caulked. The atriums plexi-glass has been sealed and caulked. Swimming pool has been filled and is now functional. ** 442 Appraisal Update to original appraisal confirms pool enclosure roof leak has been repaired and that pool has been cleaned, filled, and returned to functioning status. PROP 0005 Exception Cleared.
												Funded	A	A	A	A	A
300037648	180048	08/31/2015	Property	Missing Final 442 Certificate of Completion with Final Photos	APPR 0032	1	Closed
Missing 442 final inspection with photos.  Based on response from lender on 8/31/2015 for PROP 0005 exception, the Appraisal is to be amended to reflect "subject to the following repairs or alterations" with the condition for the following two separate issues:
1) The pool enclosure roof leak to be repaired with final photo(s) confirming the same
2) Evidence that the pool is cleaned, filled and fully functioning with an updated photo confirming the same or evidence that it is covered and secured so as not to be considered a health and safety issue, including a photo to confirm.
									10/02/2015
Substantial verified reserves - Post closing reserves of $66,927.97. 14.5 months of verified PITI reserves. 9 months PITI reserves required. ; Excellent verified credit history - 784 qualifying credit score. 700 minimum score required. No derogatory credit. Credit file dates back to 11/1996.

10/2/15 - 442 Appraisal Update to original appraisal confirms pool enclosure roof leak has been repaired and that pool has been cleaned, filled, and returned to functioning status. APPR 0032 Exception Cleared.
												Funded	A	A	A	A	A
300044851	182271	09/12/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $705,000 is supported. No post closing CDA provided.	09/15/2015
Substantial verified reserves - Verified assets after closing of $242,776.57 (50.51 months). 9 months PITI reserves required per guidelines. ; Low DTI - 34.41% DTI on fully documented file is well below maximum of 43% DTI allowed per guidelines.; Excellent verified credit history - 808 qualifying score exceeds minimum 700 qualifying score required per program guidelines. No derogatory credit.
											9/15/15 - Received 3rd Party Desk Review that reflects original appraisal value of $705,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300044851	182273	09/12/2015	Compliance	Missing Initial TIL	TIL 0002	1	Closed	Initial TIL was not provided. ALL TIL documents in the file are dated 8/31/2015 including the TIL marked "Preliminary" on pg 417. Final MDIA testing cannot be completed.	10/05/2015
Substantial verified reserves - Verified assets after closing of $242,776.57 (50.51 months). 9 months PITI reserves required per guidelines. ; Low DTI - 34.41% DTI on fully documented file is well below maximum of 43% DTI allowed per guidelines.; Excellent verified credit history - 808 qualifying score exceeds minimum 700 qualifying score required per program guidelines. No derogatory credit.

10/5/15 - Received response from lender of: "Please see attached TIL." Attached is  TIL dated 08/04/15 which is within 3 business days of application date. MDIA review complete. TIL 0002 Exception Cleared.
												Approved	A	A	A	A	A
300044851	182285	09/12/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed
Borrowers employment as 10% partner in Prior Employer ended on 3/31/2015 (pg 196). Borrower letters (pg 188, 197) document resignation from prior position, however are not sufficient to confirm borrower has no remaining ownership. Missing employer/CPA letter confirming borrower no longer owns any part of Prior Employer (2014/2013 K1s pg 345).
									09/17/2015
Substantial verified reserves - Verified assets after closing of $242,776.57 (50.51 months). 9 months PITI reserves required per guidelines. ; Low DTI - 34.41% DTI on fully documented file is well below maximum of 43% DTI allowed per guidelines.; Excellent verified credit history - 808 qualifying score exceeds minimum 700 qualifying score required per program guidelines. No derogatory credit.

9/16/15 - Attached is a pre-consummation dated VVoe confirming borrowers employment with Prior Employer from 9/1/05 to 4/15/15. Additionally, Prior Employer provided the new business name that was changed to remove borrowers last name. Copy of borrowers resignation letter addressed to Prior Employer was presented in the original loan file (pg 197), which corresponds with resignation date provided on the VVoe. Documentation in file confirms borrowers resignation from Prior Employer with ownership interest of less than 25%. CRED 0082 Exception Cleared.
												Approved	A	A	A	A	A
300044851	182293	09/12/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing evidence that borrower was provided with Special Information Handbook within 3 days of application date.	09/15/2015
Substantial verified reserves - Verified assets after closing of $242,776.57 (50.51 months). 9 months PITI reserves required per guidelines. ; Low DTI - 34.41% DTI on fully documented file is well below maximum of 43% DTI allowed per guidelines.; Excellent verified credit history - 808 qualifying score exceeds minimum 700 qualifying score required per program guidelines. No derogatory credit.

9/15/15 - Received response from lender: "Please see attached". Attached is a signed memo on lender letterhead stating: "The Special Information Handbook/HUD Settlement Book is provided to all purchase borrowers within 3 days of application". COMP 0038 Exception Cleared.
												Approved	A	A	A	A	A
300044851	182297	09/12/2015	Credit	Condo Documentation is Insufficient	COND 0002	1	Closed	Missing Condo Questionnaire and evidence that complex has been approved.	09/17/2015
Substantial verified reserves - Verified assets after closing of $242,776.57 (50.51 months). 9 months PITI reserves required per guidelines. ; Low DTI - 34.41% DTI on fully documented file is well below maximum of 43% DTI allowed per guidelines.; Excellent verified credit history - 808 qualifying score exceeds minimum 700 qualifying score required per program guidelines. No derogatory credit.

9/16/15 - The  HOA is managed by a third party Property Management Company. Based on the information provided in the appraisal report the subject meets Agency requirements for condo to be considered warrantable. COND 0002 Exception Cleared.
												Approved	A	A	A	A	A
300044851	182298	09/12/2015	Property	Appraisal Value is not supported by comparables	APPR 0039	1	Closed
Appraisal is not supported for the following: 1) Subject exceeds predominate value. 2 ) Appraiser provided 3 sold comps from subject complex which reflect sales prices ranging from $565,000 to $670,000. Sales prices of other units in complex do not adequately support the value. Comp 4 provided is superior to subject and other comparables. Gross adjustment on Comp 4 of 42% indicates lack of comparability.  Value not supported.
									09/15/2015
Substantial verified reserves - Verified assets after closing of $242,776.57 (50.51 months). 9 months PITI reserves required per guidelines. ; Low DTI - 34.41% DTI on fully documented file is well below maximum of 43% DTI allowed per guidelines.; Excellent verified credit history - 808 qualifying score exceeds minimum 700 qualifying score required per program guidelines. No derogatory credit.
											9/15/15 - Received 3rd Party Desk Review that reflects original appraisal value of $705,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0039 Exception Cleared.	Approved	A	A	A	A	A
300042459	185096	09/30/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $800,000 is supported. No post closing CDA provided.	10/02/2015
Substantial verified reserves - Post closing reserves of $292,914/66.6 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 801 qualifying credit score.  700 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 10/1993. ; Low DTI - 22.84% DTI on fully documented file. 43% maximum DTI per guidelines.; Excellent verified housing payment history - Credit report reflects 78 months of current and prior mortgage history paid 0x30.

10/2/15 - Received 3rd Party Desk Review that reflects original appraisal value of $800,000 is supported within 10% tolerance of CDA value of $775,000.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300042459	185099	09/30/2015	Compliance	Right of Recission Is Not on Correct Form	ROR 0011	2	Acknowledged
Right of Recession (pg 57) is on H8 form. Refinance is a Lender to Lender refinance and should be performed on the H-9 form.  While no new funds were advanced it is a Lender to Lender refinance, thus H-9 form should be used.

Substantial verified reserves - Post closing reserves of $292,914/66.6 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 801 qualifying credit score.  700 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 10/1993. ; Low DTI - 22.84% DTI on fully documented file. 43% maximum DTI per guidelines.; Excellent verified housing payment history - Credit report reflects 78 months of current and prior mortgage history paid 0x30.
												Approved	B	B	B	B	B
300042459	185143	09/30/2015	Property	Proximity of Comparables to Subject Property is Unacceptable	APPR 0007	1	Closed
Comp distances range from 1.84 miles to 7.68 miles from subject. Only 1 comp is under 2 miles from subject. Comp distances are excessive for suburban property. Per location map (pg 96) 3 comps are on opposite side of the interstate and Comp 3 is located in another county. Only 1 of 5 comps is in the same city as the subject. Appraiser provided inadequate narrative for lack of comps in the same city as subject.
									10/02/2015
Substantial verified reserves - Post closing reserves of $292,914/66.6 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 801 qualifying credit score.  700 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 10/1993. ; Low DTI - 22.84% DTI on fully documented file. 43% maximum DTI per guidelines.; Excellent verified housing payment history - Credit report reflects 78 months of current and prior mortgage history paid 0x30.

10/2/15 - Received 3rd Party Desk Review that reflects original appraisal value of $800,000 is supported within 10% tolerance of CDA value of $775,000.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0007 Exception Cleared.
												Approved	A	A	A	A	A
300042459	185144	09/30/2015	Property	Appraisal Value is not supported by comparables	APPR 0039	1	Closed
Subject value is above predominate value of $350,000. Variance above predominate value is 128%. The appraiser does not address if subject's value is typical and not an over-improvement for the area. Subject value of $800,000 was only bracketed by Comp 3, which is the farthest comp from subject and indicates a possible over improvement for the area.  All other comps have sales prices which range from $725,0000 to $776,500.
Appraisal value of $800,000 is not supported by the comparables provided.
									10/02/2015
Substantial verified reserves - Post closing reserves of $292,914/66.6 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 801 qualifying credit score.  700 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 10/1993. ; Low DTI - 22.84% DTI on fully documented file. 43% maximum DTI per guidelines.; Excellent verified housing payment history - Credit report reflects 78 months of current and prior mortgage history paid 0x30.

10/2/15 - Received 3rd Party Desk Review that reflects original appraisal value of $800,000 is supported within 10% tolerance of CDA value of $775,000.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0039 Exception Cleared.
												Approved	A	A	A	A	A
300059486	185524	10/06/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $684,000 is supported. No post closing CDA provided.	10/16/2015
Substantial verified liquid assets and/or savings history - Post closing reserves of $1,418,837/366 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 780/781 qualifying credit scores.  700 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 10/1997. ; Excellent verified credit history - Credit report and VOM reflects 120 months of current mortgage history paid 0x30.
											10/7/15 Received 3rd Party Desk Review that reflects original appraisal value of $684,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;	Funded	A	A	A	A	A
300059486	185528	10/06/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing documentation to evidence Special Information Handbook was provided to borrowers within 3 business days of 08/12/2015 initial application date.	10/08/2015
Substantial verified liquid assets and/or savings history - Post closing reserves of $1,418,837/366 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 780/781 qualifying credit scores.  700 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 10/1997. ; Excellent verified credit history - Credit report and VOM reflects 120 months of current mortgage history paid 0x30.

10/8/15 - Received response from lender: "The  Special Information Handbook/HUD Settlement Book is provided to all purchase borrowers within 3 days of application". ** Lender confirms policy to provide booklet to all purchase borrowers within 3 days of application. COMP 0038 Exception Cleared.
												Funded	A	A	A	A	A
300059486	185543	10/06/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed
Client approved exception (pg 385) to not require P&L and Balance Sheet for partnership reporting on Sch E. Borrower are 100% owners. K1 income was not used to qualify, property is not reporting on borrower 1003, credit report or personal tax returns. File does contain 2 years business returns which confirm no losses.  Income reporting was not used to qualify.
									10/16/2015
Substantial verified liquid assets and/or savings history - Post closing reserves of $1,418,837/366 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 780/781 qualifying credit scores.  700 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 10/1997. ; Excellent verified credit history - Credit report and VOM reflects 120 months of current mortgage history paid 0x30.

10/8/15 - Received response from lender of: "Please advise what specifically is being requested to clear this condition? Does Clients exception clear this?" Exception cleared based on file contains P&L, Balance Sheet, 2 years business returns and business verification dated prior to consummation. However exception code APP 0002 is added. 1003/Application is to be amended to include Business losses per P&L. CRED 0082 Exception Cleared.
												Funded	A	A	A	A	A
300059486	185549	10/07/2015	Compliance	Missing Initial Disclosure(s)	COMP 0006	2	Acknowledged	Missing evidence that borrower was provided with US Patriot Act disclosure.
Substantial verified liquid assets and/or savings history - Post closing reserves of $1,418,837/366 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 780/781 qualifying credit scores.  700 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 10/1997. ; Excellent verified credit history - Credit report and VOM reflects 120 months of current mortgage history paid 0x30.
												Funded	B	B	B	B	B
300059486	185659	10/08/2015	Credit	Final 1003 Application is Incomplete	APP 0002	1	Closed
Upon review of YTD P&L for Business (pg 263) for Month Ending July 2015, there is Gross Net Loss of ($55,922) not included in qualifying. Review included monthly net loss of $3,994.43 for B1 and monthly net loss of $3,994.43 for B2 to qualify (B1 is a 50% owner and B2 is the other 50% owner). 1003/Application is to be amended to include Business losses per P&L. All corrections are to be initialed by the borrowers to evidence acknowledgment of the changes OR a new 1003/Application is to be drafted, signed, and dated by both borrowers and lender.
									10/16/2015
Substantial verified liquid assets and/or savings history - Post closing reserves of $1,418,837/366 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 780/781 qualifying credit scores.  700 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 10/1997. ; Excellent verified credit history - Credit report and VOM reflects 120 months of current mortgage history paid 0x30.

10/16/15 - Received response from lender: "Please see attached application from the lender". Attached is a complete copy of the borrower signed corrected 1003/Application dated 10/16/15. The income section was corrected to include borrowers YTD P&L loss that was documented in the original loan file. APP 0002 Exception Cleared.
												Funded	A	A	A	A	A
300066490	187380	10/28/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,100,000 is supported. No post closing CDA provided.	11/03/2015
Low DTI - DTI of 21.96% is well below guideline max of 43%.; Excellent verified credit history - Borrower has long term established credit history since 1995 with prior mortgage history paid 0x30 for 99 months reviewed and all consumer credit reflected to be paid 0x30 and an 781 FICO score; Substantial verified employment history - Borrower has been employed with XXX as  XXX for 7 years.; Low LTV/CLTV - LTV of 64%. Maximum LTV allowed of 80%.

10/29/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,100,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APN listed on the CDA includes 2 additional digits in the beginning, however, the remaining 10 digit sequence, property address and legal description agrees with the Appraisal Report and Title Commitment (pg 70, 87), thus satisfactorily identifies the subject property. APPR 0040 Exception Cleared.
												Funded	A	A	A	A	A
300066490	187459	10/28/2015	Compliance	Missing Initial Disclosure(s)	COMP 0006	2	Acknowledged	Missing evidence that borrower was provided with US Patriot Act disclosure.
Low DTI - DTI of 21.96% is well below guideline max of 43%.; Excellent verified credit history - Borrower has long term established credit history since 1995 with prior mortgage history paid 0x30 for 99 months reviewed and all consumer credit reflected to be paid 0x30 and an 781 FICO score; Substantial verified employment history - Borrower has been employed with XXX as a XXX for 7 years.; Low LTV/CLTV - LTV of 64%. Maximum LTV allowed of 80%.
												Funded	B	B	B	B	B
300073655	191678	12/07/2015	Property	Property Type is prohibited	PROP 0002	2	Acknowledged	Subject contains 12.42 acres. Maximum of 10 acres per lender guidelines. No evidence of exception for site size provided in file.
Substantial verified reserves - Post closing reserves of $232,096.91 or 32 months of PITI reserves. 9 months of PITI reserves required. ; Excellent verified credit history - 799 qualifying credit scores. 700 minimum score required. No material derogatory credit. Credit file dates back to 4/1994. ; Substantial verified employment history - Borrower on current job since 2001, 14 years.
												Funded	B	B	B	B	B
300073655	191684	12/07/2015	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed	Missing Certificate of Occupancy required for new construction.	12/11/2015
Substantial verified reserves - Post closing reserves of $232,096.91 or 32 months of PITI reserves. 9 months of PITI reserves required. ; Excellent verified credit history - 799 qualifying credit scores. 700 minimum score required. No material derogatory credit. Credit file dates back to 4/1994. ; Substantial verified employment history - Borrower on current job since 2001, 14 years.

12/10/15 - Received response from lender of: "missing certificate of occupancy".  Attached is a single page COO issued by the County and executed by the building inspector that confirms Occupy approved. PROP 0012 Exception Cleared.
												Funded	A	A	A	A	A
300073655	191685	12/07/2015	Credit	Missing Verification of Liability (Contingent or Otherwise)	CRED 0097	1	Closed
Lender qualified borrower using property tax amount of $26,000 ($2166.67/mo per final 1003 pg 328). No documentation of millage rates for subjects new construction. Property tax listed on title commitment is based only on lot value. No confirmation of reassessed property tax based on new construction. Unable to confirm amount of property taxes used to qualify was sufficient to cover projected tax bill.

									12/15/2015
Substantial verified reserves - Post closing reserves of $232,096.91 or 32 months of PITI reserves. 9 months of PITI reserves required. ; Excellent verified credit history - 799 qualifying credit scores. 700 minimum score required. No material derogatory credit. Credit file dates back to 4/1994. ; Substantial verified employment history - Borrower on current job since 2001, 14 years.

12/15/15 - Received response from lender of: "12/15/2015". Attached is a five page document. Page 2 - 5 is relative to the subject exception.  This four page document reflects subject property county town municipalities with tax rates displayed.  A description of taxing authorities is included (under Important Notes section). Lender placed an asterisk mark next to the applicable district that reflects the rate and calculation that is less than the amount used in qualifying.  CRED 0097 Exception Cleared.
												Funded	A	A	A	A	A
300073655	193040	12/15/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,300,000 is supported. No post closing CDA provided.	12/15/2015
Substantial verified reserves - Post closing reserves of $232,096.91 or 32 months of PITI reserves. 9 months of PITI reserves required. ; Excellent verified credit history - 799 qualifying credit scores. 700 minimum score required. No material derogatory credit. Credit file dates back to 4/1994. ; Substantial verified employment history - Borrower on current job since 2001, 14 years.

12/15/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,300,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Funded	A	A	A	A	A
300076290	192734	12/14/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,725,000 is supported. No post closing CDA provided.	12/22/2015
Low LTV/CLTV - 54.493%/54.493% LTV/CLTV. 65% LTV maximum per guidelines. ; Substantial verified reserves - Post closing reserves of $841,914.88, 155 months of PITI reserves. 9 months of PITI reserves are required.; Excellent verified credit history - 790/800 qualifying credit scores. 740 minimum score required. No derogatory credit. Credit file dates back to 2/1987.

12/15/2015 - Received 3rd Party Desk Review that reflects original appraisal value of $1,725,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Funded	A	A	A	A	A
300076290	192756	12/14/2015	Compliance	Missing Home Loan Toolkit	TRID 0133	1	Closed	Home Loan Toolkit section of Blanket Disclosure form (pg 478) was not initialed by the borrowers. Unable to confirm Toolkit was provided to the borrowers.	12/17/2015
Low LTV/CLTV - 54.493%/54.493% LTV/CLTV. 65% LTV maximum per guidelines. ; Substantial verified reserves - Post closing reserves of $841,914.88, 155 months of PITI reserves. 9 months of PITI reserves are required.; Excellent verified credit history - 790/800 qualifying credit scores. 740 minimum score required. No derogatory credit. Credit file dates back to 2/1987.
											12/16/15 - Received response from lender of: "The subject loan is a cash our refi- No toolkit required (this is only required for purchases). TRID 0133 Exception Cleared	Funded	A	A	A	A	A
300076290	192757	12/14/2015	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed	No evidence borrower was provided with E-sign disclosure.	12/18/2015
Low LTV/CLTV - 54.493%/54.493% LTV/CLTV. 65% LTV maximum per guidelines. ; Substantial verified reserves - Post closing reserves of $841,914.88, 155 months of PITI reserves. 9 months of PITI reserves are required.; Excellent verified credit history - 790/800 qualifying credit scores. 740 minimum score required. No derogatory credit. Credit file dates back to 2/1987.

12/16/15 - Received response from lender that they do not offer E-sign disclosures - we don't currently have that technology". ** Disclosures are not e-signed, thus Exception Cleared. TRID 0134 Exception Cleared.
												Funded	A	A	A	A	A
300076290	192758	12/14/2015	Compliance	No proof borrower(s) can receive documents via the electronic method as intended	TRID 0135	1	Closed	No evidence borrower was provided with E-sign disclosure. Unable to confirm borrower can receive e-docs.	12/18/2015
Low LTV/CLTV - 54.493%/54.493% LTV/CLTV. 65% LTV maximum per guidelines. ; Substantial verified reserves - Post closing reserves of $841,914.88, 155 months of PITI reserves. 9 months of PITI reserves are required.; Excellent verified credit history - 790/800 qualifying credit scores. 740 minimum score required. No derogatory credit. Credit file dates back to 2/1987.

12/16/15 - Received response from lender that they do not offer E-sign disclosures - we don't currently have that technology". **** Disclosures are not e-signed, thus Exception Cleared. TRID 0135 Exception Cleared.
												Funded	A	A	A	A	A
300076290	192798	12/14/2015	Credit	Missing proof property ownership is free and clear of debt/liens	CRED 0088	1	Closed	Missing evidence that Second Home and rental property in AZ are free and clear as shown on final 1003.	12/17/2015
Low LTV/CLTV - 54.493%/54.493% LTV/CLTV. 65% LTV maximum per guidelines. ; Substantial verified reserves - Post closing reserves of $841,914.88, 155 months of PITI reserves. 9 months of PITI reserves are required.; Excellent verified credit history - 790/800 qualifying credit scores. 740 minimum score required. No derogatory credit. Credit file dates back to 2/1987.

12/16/15 - Received response from lender of: "Evidence supporting second home and rental property are free and clear". Attached is copies of current effective Certificate of Insurance on two properties stated to be free and clear.  Certificates do not reference a Mortgagee Clause or reference a lien holder.  CRED 0088 Exception Cleared.
												Funded	A	A	A	A	A
300076290	192819	12/14/2015	Compliance	Initial Closing Disclosure Total Interest Percentage (TIP) < System Calculated	TRID 0079	1	Closed
The Initial Closing Disclosure Total Interest Percentage (TIP) of (72.121%) is less than the system calculated TIP of (72.122%). The difference is (0.001%). The TIP is the total amount of interest that the borrower will pay over the loan term as a percentage of the note amount. It is the loan's total interest payments plus prepaid interest divided by the note amount, calculated as follows: (675574.6 + 2369.23/940000.0). (12 CFR 1026.38(o)(5))
									12/18/2015
Low LTV/CLTV - 54.493%/54.493% LTV/CLTV. 65% LTV maximum per guidelines. ; Substantial verified reserves - Post closing reserves of $841,914.88, 155 months of PITI reserves. 9 months of PITI reserves are required.; Excellent verified credit history - 790/800 qualifying credit scores. 740 minimum score required. No derogatory credit. Credit file dates back to 2/1987.

12/16/15 - Received response from lender of: "email attached provides evidence the difference is not an issue".  Attached is an email that states: The TIP is different by .001%. Since rounding also allows for 2 or 3 decimals, probably depending on system, some banks may round only to 2 digits, we round to 3. TRID 0079 Exception Remains.
												Funded	A	A	A	A	A
300076290	193161	12/16/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
Deed of Trust in file (pg. 30/509) reflects an APN number that does not match to the title commitment or appraisal in file.  DOT reflects a four digit prefix where other documents only reflect a three digit one. DOT should be corrected and re-recorded to confirm the same APN number throughout.
									12/22/2015
Low LTV/CLTV - 54.493%/54.493% LTV/CLTV. 65% LTV maximum per guidelines. ; Substantial verified reserves - Post closing reserves of $841,914.88, 155 months of PITI reserves. 9 months of PITI reserves are required.; Excellent verified credit history - 790/800 qualifying credit scores. 740 minimum score required. No derogatory credit. Credit file dates back to 2/1987.

12/22/15 - ReIncluded is a complete copy of the Deed of Trust reflecting the corrected APN for subject property listed on pg 3 of 17. Confirmed the corrected APN agrees with the APN listed in the Title Commitment (dv 81). ** This confirms intent to record legal documents. DEED 0049 Exception Cleared.
												Funded	A	A	A	A	A
300077084	193758	12/21/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									12/31/2015
Substantial verified reserves - Post closing reserves of $253,677/68.93 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 792/774 qualifying credit scores.  700 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 02/1994. ; Excellent verified housing payment history - Credit report reflects 101 months of current and prior mortgage history paid 0x30.

12/30/15 - Received response from lender of: "Please refer to closing instructions page 2 Special instruction #1 Title co to send legal documents to register of deeds office for proper recording." Agree. Page 2 of Closing Instructions (pg 70) #1 States "Title Co. to send legal documents to register of deeds office for proper recording." This confirms intent to record. DEED 0049 Exception Cleared.
												Funded	A	A	A	A	A
300077084	193762	12/22/2015	Compliance	Right of Recission Is Not on Correct Form	ROR 0011	2	Acknowledged
Right of Recession (pg 71) is on H8 form. Refinance is a Lender to Lender refinance and should be performed on the H-9 form.  While no new funds were advanced it is a Lender to Lender refinance, thus H-9 form should be used.

Substantial verified reserves - Post closing reserves of $253,677/68.93 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 792/774 qualifying credit scores.  700 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 02/1994. ; Excellent verified housing payment history - Credit report reflects 101 months of current and prior mortgage history paid 0x30.
												Funded	B	B	B	B	B
300077084	193763	12/22/2015	Compliance	Missing Initial Disclosure(s)	COMP 0006	2	Acknowledged	Missing Patriot Act Disclosure issued within 3 days of the 10/27 application date.
Substantial verified reserves - Post closing reserves of $253,677/68.93 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 792/774 qualifying credit scores.  700 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 02/1994. ; Excellent verified housing payment history - Credit report reflects 101 months of current and prior mortgage history paid 0x30.
												Funded	B	B	B	B	B
300077084	193764	12/22/2015	Compliance	Missing Intent to Proceed	TRID 0130	1	Closed	Missing evidence of borrowers acknowledged Intent to Proceed.	12/29/2015
Substantial verified reserves - Post closing reserves of $253,677/68.93 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 792/774 qualifying credit scores.  700 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 02/1994. ; Excellent verified housing payment history - Credit report reflects 101 months of current and prior mortgage history paid 0x30.

12/28/15 - Received a copy of 3 page disclosure titled: Mortgage Loan Application Disclosures and Agreement that reflects on page 3 of 3 the Intent to Proceed for TRID 0047 Exception.  ** Captured date and resubmitted compliance. TRID 0130 Exception Cleared.;

												Funded	A	A	A	A	A
300077084	193768	12/22/2015	Property	Appraisal is Incomplete	APPR 0002	1	Closed	Site value was not provided. Unable to determine if site value ratio is within guidelines.	12/29/2015
Substantial verified reserves - Post closing reserves of $253,677/68.93 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 792/774 qualifying credit scores.  700 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 02/1994. ; Excellent verified housing payment history - Credit report reflects 101 months of current and prior mortgage history paid 0x30.

12/28/15 - Received response from lender of: "Site Value is not required per Freddie Mac Guidelines". ** Previously received 3rd Party Desk Review that reflects original appraisal value of $850,000 is not supported. CDA value of $830,000 results in a negative variance of -2.35% which is within acceptable tolerance.  Value confirmed by CDA which is performed by licensed appraiser, thus APPR 0002 Exception is Cleared.
												Funded	A	A	A	A	A
300077084	193769	12/22/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $850,000 is supported. No post closing CDA provided.	12/23/2015
Substantial verified reserves - Post closing reserves of $253,677/68.93 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 792/774 qualifying credit scores.  700 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 02/1994. ; Excellent verified housing payment history - Credit report reflects 101 months of current and prior mortgage history paid 0x30.

12/23/15 - Received 3rd Party Desk Review that reflects original appraisal value of $850,000 is not supported. CDA value of $830,000 results in a negative variance of -2.35% which is within acceptable tolerance.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Funded	A	A	A	A	A
300077084	193771	12/22/2015	Compliance	Document Intent to Proceed with the Transaction	TRID 0047	1	Closed
You did not submit an Intent to Proceed Date, which represents the date the consumer acknowledged their intent to proceed with the transaction described by the Loan Estimate. The creditor must document this communication to satisfy the requirements of 1026.25. Neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A))
									01/11/2016
Substantial verified reserves - Post closing reserves of $253,677/68.93 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 792/774 qualifying credit scores.  700 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 02/1994. ; Excellent verified housing payment history - Credit report reflects 101 months of current and prior mortgage history paid 0x30.

12/28/15 - Received a copy of 3 page disclosure titled: Mortgage Loan Application Disclosures and Agreement that reflects on page 3 of 3 the Intent to Proceed. ** Captured date and resubmitted compliance. TRID 0047 Exception Cleared.
												Funded	A	A	A	A	A
300077084	193772	12/22/2015	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure.	TRID 0119	1	Closed
UPDATED EXCEPTION: Admin Fee - Insurance Tracking Fee increased $13 from LE (pg 477 to Final CD (pg 49). The following fee(s) increased from the amount(s) disclosed on the Loan Estimate sent on 2015-10-30: Administration Fee - Originator. The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)).

ORIGINAL EXCEPTION: The following fee(s) increased from the amount(s) disclosed on the Loan Estimate sent on 2015-10-30: Administration Fee - Originator, Underwriting Fee , Recording Service Fee. The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)).
									01/19/2016
Substantial verified reserves - Post closing reserves of $253,677/68.93 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 792/774 qualifying credit scores.  700 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 02/1994. ; Excellent verified housing payment history - Credit report reflects 101 months of current and prior mortgage history paid 0x30.

1/19/16 - Received lender response of: "FedEx Receipt".  Attached is a 2-page FedEx tracking receipt.  Page one reflects a different tracking number that was not delivered, however page 2 reflects a delivery was made to the borrowers on 1/16/16 to confirm the refund cure was delivered. TRID 0119 Exception Cleared.
												Funded	A	A	A	A	A
300077084	193773	12/22/2015	Compliance	Closing Disclosure Cash to Close on the Calculating Cash to Close table has changed from the LE with no evidence of the "Did This Change Indicator" flag	TRID 0125	1	Closed
UPDATED EXCEPTION: The Closing Costs Financed disclosed on the Calculating Cash to Close table has changed from the Loan Estimate ($2226.0) to the Final Amount on the Closing Disclosure ($5333.17). The Did this Change indicator should reflect that the amount has changed.

ORIGINAL EXCEPTION: The Closing Costs Financed disclosed on the Calculating Cash to Close table has changed from the Loan Estimate ($2226.0) to the Final Amount on the Closing Disclosure ($0.0). The Did this Change indicator should reflect that the amount has changed. CDs in file (pg. 51 and 57) do not reflect a change flag.
									01/11/2016
Substantial verified reserves - Post closing reserves of $253,677/68.93 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 792/774 qualifying credit scores.  700 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 02/1994. ; Excellent verified housing payment history - Credit report reflects 101 months of current and prior mortgage history paid 0x30.

1/7/16- Received response from lender: "The CD we reviewed indicates a Closing Costs Financed amount of $5333.17 which includes all closing costs due to customers payoff coming in lower and customer requesting all costs to be included in refinance. Final CD shows borrowers receiving funds at closing of $67.53. Not sure where $0 is coming from". ** Agreed. TRID 0125 Exception Cleared.
												Funded	A	A	A	A	A
300077084	193867	12/22/2015	Compliance	Disclosed Finance Charge Must Be >= Actual Finance Charge - $35	TRID 0089	1	Closed
The disclosed finance charge ($458,301.32) is ($1,258.25) below the actual finance charge ($459,559.57). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $35 below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)
									01/11/2016
Substantial verified reserves - Post closing reserves of $253,677/68.93 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 792/774 qualifying credit scores.  700 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 02/1994. ; Excellent verified housing payment history - Credit report reflects 101 months of current and prior mortgage history paid 0x30.

12/28/15 - Received a lender response of: "Our calculation match our old Truth and lending screens can you please explain how you are calculating the finance charges". ** Recording Service fee was duplicated in error.  Re-submission cleared TIP exception. TRID 0089 Exception Cleared.
												Funded	A	A	A	A	A
300077084	193869	12/22/2015	Compliance	Last Closing Disclosure Total Interest Percentage (TIP) < System Calculated	TRID 0077	1	Closed
The Last Closing Disclosure Total Interest Percentage (TIP) of (74.666%) is less than the system calculated TIP of (74.858%). The difference is (0.192%). The TIP is the total amount of interest that the borrower will pay over the loan term as a percentage of the note amount. It is the loan's total interest payments plus prepaid interest divided by the note amount, calculated as follows: (455779.13 + 2351.44/612000.0). (12 CFR 1026.38(o)(5))
									01/11/2016
Substantial verified reserves - Post closing reserves of $253,677/68.93 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 792/774 qualifying credit scores.  700 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 02/1994. ; Excellent verified housing payment history - Credit report reflects 101 months of current and prior mortgage history paid 0x30.

12/28/15 - Received a lender response of: "Were are you getting the per diem amount in their calculation belowâ?¦of 2369.23? The Refi closing 12/8 and Disbursing on 12/15 Had Rescission and a first payment date of 2/1/16, we are calculating 1175.72 in interest. Which is why our TIP calculation is low. Interest calculated from date of disbursement to 1st day of next month at 69.16/day". ** Recording Service fee was duplicated in error.  Re-submission cleared TIP exception. TRID 0077 Exception Cleared.
												Funded	A	A	A	A	A
300077084	193926	12/23/2015	Compliance	Estimated Total Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table	TRID 0092	1	Closed
The CD issued on 12/7 calculation of the estimated escrow for taxes appears to be off by $0.03 based on the tax cert in file (pg.24). The Estimated Total Maximum Payment Amount in column 1 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (3441.31), while the Calculated Projected Payments Table has a value of (3441.28).
									01/11/2016
Substantial verified reserves - Post closing reserves of $253,677/68.93 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Excellent verified credit history - 792/774 qualifying credit scores.  700 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 02/1994. ; Excellent verified housing payment history - Credit report reflects 101 months of current and prior mortgage history paid 0x30.
											1/11/16 - System updated. Marked Borrower Shopped Flag on Section C fees (pg 478). Compliance re-submission cleared exception. TRID 0092 Exception Cleared.	Funded	A	A	A	A	A
300090325	202131	02/12/2016	Compliance	Right of Recission Is Not on Correct Form	ROR 0011	2	Acknowledged
Right of Recession (pg 76) is on H8 form. Refinance is a Lender to Lender refinance and should be performed on the H-9 form.  While no new funds were advanced it is a Lender to Lender refinance, thus H-9 form should be used.

Substantial verified reserves - Post closing reserves of $520,632.46. 76 months of PITI reserves verified. 12 months of PITI reserves required. ; Excellent verified credit history - 807/798 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 2/1976.; Income verified was not used in qualifying - Lender qualified borrower on base income only. Per VOE (pg 187) borrower has additional bonus and other income of $XXXX/mo which was not used to qualify.
												Approved	B	B	B	B	B
300090325	202134	02/12/2016	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed	No evidence that borrower was provided with E-sign disclosure.	02/21/2016
Substantial verified reserves - Post closing reserves of $520,632.46. 76 months of PITI reserves verified. 12 months of PITI reserves required. ; Excellent verified credit history - 807/798 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 2/1976.; Income verified was not used in qualifying - Lender qualified borrower on base income only. Per VOE (pg 187) borrower has additional bonus and other income of $53,815/mo which was not used to qualify.
											2/19/16 - Received response from lender that they do not offer E-sign disclosures ** Disclosures are not e-signed, thus Exception Cleared. TRID 0134 Exception Cleared.	Approved	A	A	A	A	A
300090325	202135	02/12/2016	Compliance	No proof borrower(s) can receive documents via the electronic method as intended	TRID 0135	1	Closed	Missing evidence that borrower was provided with E-Sign Disclosure, thus unable to determine if intent to use electronic delivery method for the borrowers was evident.	02/21/2016
Substantial verified reserves - Post closing reserves of $520,632.46. 76 months of PITI reserves verified. 12 months of PITI reserves required. ; Excellent verified credit history - 807/798 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 2/1976.; Income verified was not used in qualifying - Lender qualified borrower on base income only. Per VOE (pg 187) borrower has additional bonus and other income of $53,815/mo which was not used to qualify.
											2/19/16 - Received response from lender that they do not offer E-sign disclosures ** Disclosures are not e-signed, thus Exception Cleared. TRID 0135 Exception Cleared.	Approved	A	A	A	A	A
300090325	202136	02/12/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,550,000 is supported. No post closing CDA provided.	02/17/2016
Substantial verified reserves - Post closing reserves of $520,632.46. 76 months of PITI reserves verified. 12 months of PITI reserves required. ; Excellent verified credit history - 807/798 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 2/1976.; Income verified was not used in qualifying - Lender qualified borrower on base income only. Per VOE (pg 187) borrower has additional bonus and other income of $53,815/mo which was not used to qualify.

2/16/16 - Received 3rd Party Desk Review that reflects original appraisal value of $1,550,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300090325	202170	02/12/2016	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	CRED 0103	1	Closed
Subject is new construction. Current taxes (pg 89) reflect vacant lot value only. Lender qualified borrower using taxes of $898.50/mo. Copy of Millage rate sheet (pg 141) reflects several different rates, however missing copy of lenders calculation to confirm property tax payment used for closing was properly calculated. Review entered tax amount on 1008, however this amount is not fully verified.
									02/24/2016
Substantial verified reserves - Post closing reserves of $520,632.46. 76 months of PITI reserves verified. 12 months of PITI reserves required. ; Excellent verified credit history - 807/798 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 2/1976.; Income verified was not used in qualifying - Lender qualified borrower on base income only. Per VOE (pg 187) borrower has additional bonus and other income of $53,815/mo which was not used to qualify.

2/24/16 - Received response from lender of: "Here is the tax bill for the property and the info from the assessor. This was reviewed for tax calc, but it is our standard to multiply value x .007% to determine tax for AZ since it is new construction".  Attached is a 6-page copy of county treasurers office reflecting detailed tax statement with varying rates but subject town reflects noted rates for primary tax totals to be below the value the lender used to calculate the monthly property tax. CRED 0103 Exception Cleared.
												Approved	A	A	A	A	A
300090325	202172	02/12/2016	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	APP 0006	1	Closed
Final 1003 reflects subject to be Primary Residence in Arizona.  VOR (pg 439) reflects borrower is still residing in Illinois and appraisal photos indicate subject in Arizona is vacant.  Missing Letter of Explanation signed by borrowers that they will be moving into subject as primary residence and provide documentation from current landlord to confirm the borrower has notified them with Notice to Vacate. Review included current rent of $3730 in borrower DTI.
									02/21/2016
Substantial verified reserves - Post closing reserves of $520,632.46. 76 months of PITI reserves verified. 12 months of PITI reserves required. ; Excellent verified credit history - 807/798 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 2/1976.; Income verified was not used in qualifying - Lender qualified borrower on base income only. Per VOE (pg 187) borrower has additional bonus and other income of $53,815/mo which was not used to qualify.
											2/19/16 - Email documentation presented post-consummation is in support of original file documentation. DTI updated to remove prior lease payment. APP 0006 Exception Cleared.	Approved	A	A	A	A	A
300090325	202176	02/12/2016	Compliance	Document Intent to Proceed with the Transaction	TRID 0047	1	Closed
You did not submit an Intent to Proceed Date, which represents the date the consumer acknowledged their intent to proceed with the transaction described by the Loan Estimate. The creditor must document this communication to satisfy the requirements of 1026.25. Neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A))
									02/23/2016
Substantial verified reserves - Post closing reserves of $520,632.46. 76 months of PITI reserves verified. 12 months of PITI reserves required. ; Excellent verified credit history - 807/798 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 2/1976.; Income verified was not used in qualifying - Lender qualified borrower on base income only. Per VOE (pg 187) borrower has additional bonus and other income of $53,815/mo which was not used to qualify.
											2/22/16 - Received lender response of: "Intent to Proceed enclosed". Attached is 3-page document that reflects an executed Intent to Proceed on the bottom of page 3. TRID 0047 Exception Cleared.	Approved	A	A	A	A	A
300084740	202255	02/12/2016	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed	No evidence that borrower was provided with E-sign disclosure.	02/19/2016
Substantial verified reserves - Post closing reserves of $792,057.07. 276 months of PITI reserves. 9 months of PITI reserves are required. ; Low DTI - 17.56% DTI on fully documented file. ; Substantial verified employment history - Borrower has 8 years with current employer.
											2/18/16 - Received response from lender of: "Lender Bank does not offer E-sign Disclosures". ** Disclosures are not e-signed, thus Exception Cleared. TRID 0134 Exception Cleared.	Approved	A	A	A	A	A
300084740	202256	02/12/2016	Compliance	No proof borrower(s) can receive documents via the electronic method as intended	TRID 0135	1	Closed	Missing evidence that borrower was provided with E-Sign Disclosure, thus unable to determine if intent to use electronic delivery method for the borrowers was evident.	02/19/2016
Substantial verified reserves - Post closing reserves of $792,057.07. 276 months of PITI reserves. 9 months of PITI reserves are required. ; Low DTI - 17.56% DTI on fully documented file. ; Substantial verified employment history - Borrower has 8 years with current employer.
											2/18/16 - Received response from lender of: "Lender Bank does not offer E-sign Disclosures". ** Disclosures are not e-signed, thus Exception Cleared. TRID 0135 Exception Cleared.	Approved	A	A	A	A	A
300084740	202258	02/12/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $740,000 is supported. No post closing CDA provided.	02/17/2016
Substantial verified reserves - Post closing reserves of $792,057.07. 276 months of PITI reserves. 9 months of PITI reserves are required. ; Low DTI - 17.56% DTI on fully documented file. ; Substantial verified employment history - Borrower has 8 years with current employer.
											2/16/16 - Received 3rd Party Desk Review that reflects original appraisal value of $740,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300084740	202265	02/12/2016	Credit	Missing Schedule of Real Estate Owned	APP 0005	2	Acknowledged	REO Schedule (pg 443, 445) is incomplete. Additional REO 1 address is not complete. No City or State listed.
Substantial verified reserves - Post closing reserves of $792,057.07. 276 months of PITI reserves. 9 months of PITI reserves are required. ; Low DTI - 17.56% DTI on fully documented file. ; Substantial verified employment history - Borrower has 8 years with current employer.
												Approved	B	B	B	B	B
300084740	202277	02/12/2016	Compliance	Document Intent to Proceed with the Transaction	TRID 0047	1	Closed
You did not submit an Intent to Proceed Date, which represents the date the consumer acknowledged their intent to proceed with the transaction described by the Loan Estimate. The creditor must document this communication to satisfy the requirements of 1026.25. Neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A))
									02/19/2016
Substantial verified reserves - Post closing reserves of $792,057.07. 276 months of PITI reserves. 9 months of PITI reserves are required. ; Low DTI - 17.56% DTI on fully documented file. ; Substantial verified employment history - Borrower has 8 years with current employer.

2/18/16 - Received response from lender of: "provided the loan application disclosure pg 3 reflect intent to proceed".  Attached is 3-page document that reflects on bottom of page 3 the borrower acknowledged Intent to Proceed dated 12/1/15. TRID 0047 Exception Cleared.
												Approved	A	A	A	A	A
300084740	202326	02/13/2016	Credit	Income Documentation is Insufficient	CRED 0082	2	Acknowledged
UPDATED EXCEPTION:
Due to the missing K-1, provide evidence of sale of C Corporation business entity along with proof that the sale was confirmed between the initial application date and the consummation date.  Acceptable evidence will allow applicable exception an override to EV2 level based on the post-consummation dated documentation presented that states the ownership interest in the VAC entity was less than 25%.

ORIGINAL EXCEPTION:
2014 K1 schedule (pg 374) reflects K1s from LLC business and C Corporation business (borrowers employer). K1s provided for LLC business (pg 184). Corporation business reporting no income on K1 schedule, however No K1 schedules provided to document borrowers percentage of ownership. Letter from practice (pg 182) does not address ownership of Corporation.  Missing K1s for 2014 and 2013 for Corporation business to confirm less than 25% ownership.

Substantial verified reserves - Post closing reserves of $792,057.07. 276 months of PITI reserves. 9 months of PITI reserves are required. ; Low DTI - 17.56% DTI on fully documented file. ; Substantial verified employment history - Borrower has 8 years with current employer.
												Approved	B	B	B	B	B
300097904	205171	03/03/2016	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed	No evidence that borrower was provided with E-sign disclosure.	03/07/2016
Substantial verified reserves - Post closing reserves of $155,369.42. 36 months of verified PITI reserves. 15 months of PITI reserves required per guidelines.; Excellent verified housing payment history - 226 months of current and prior mortgage history paid 0x30. ; Low DTI - DTI of 23.54% on fully documented file.
											3/7/16 - Received response from lender that they do not offer E-sign disclosures, thus Exception Cleared. TRID 0134 Exception Cleared.	Approved	A	A	A	A	A
300097904	205172	03/03/2016	Compliance	No proof borrower(s) can receive documents via the electronic method as intended	TRID 0135	1	Closed	Missing evidence that borrower was provided with E-Sign Disclosure, thus unable to determine if intent to use electronic delivery method for the borrowers was evident.	03/07/2016
Substantial verified reserves - Post closing reserves of $155,369.42. 36 months of verified PITI reserves. 15 months of PITI reserves required per guidelines.; Excellent verified housing payment history - 226 months of current and prior mortgage history paid 0x30. ; Low DTI - DTI of 23.54% on fully documented file.
											3/7/16 - Received response from lender that they do not offer E-sign disclosures, thus Exception Cleared. TRID 0135 Exception Cleared.	Approved	A	A	A	A	A
300097904	205174	03/03/2016	Property	Property Site Value exceeds 30%	APPR 0038	1	Closed
Per appraisal (pg 111) subject site value is $800,000. Resulting site value ratio of 57.14% is above 30% guideline. Appraiser did not indicate if the excessive site value ratio is considered to be typical for the area.
									03/08/2016
Substantial verified reserves - Post closing reserves of $155,369.42. 36 months of verified PITI reserves. 15 months of PITI reserves required per guidelines.; Excellent verified housing payment history - 226 months of current and prior mortgage history paid 0x30. ; Low DTI - DTI of 23.54% on fully documented file.

3/8/16 - Received 3rd Party Desk Review for APPR 0040 exception that reflects original appraisal value of $1,400,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0038 Exception Cleared.
												Approved	A	A	A	A	A
300097904	205175	03/03/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,400,000 is supported. No post closing CDA provided.	03/10/2016
Substantial verified reserves - Post closing reserves of $155,369.42. 36 months of verified PITI reserves. 15 months of PITI reserves required per guidelines.; Excellent verified housing payment history - 226 months of current and prior mortgage history paid 0x30. ; Low DTI - DTI of 23.54% on fully documented file.
											3/8/16 - Received 3rd Party Desk Review that reflects original appraisal value of $1,400,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300097904	205176	03/03/2016	Property	Appraisal is Incomplete	APPR 0002	1	Closed
Quality of Exterior photos (pg 124-129) is Poor. Appraiser notes inconsistency with design of interior and design of front elevation (pg 120) which required an across the board adjustment of $25,000. Appraiser states front of home has not been remodeled. Due to poor quality of photos, reviewer is unable to confirm the extent of remodeling or if exterior of home is completed. Details of subject and comparable exteriors cannot be viewed. Appraisal review cannot be completed.
									03/10/2016
Substantial verified reserves - Post closing reserves of $155,369.42. 36 months of verified PITI reserves. 15 months of PITI reserves required per guidelines.; Excellent verified housing payment history - 226 months of current and prior mortgage history paid 0x30. ; Low DTI - DTI of 23.54% on fully documented file.
											3/9/16 - Received full color copy of appraisal with legible photos. Photos confirm exterior is not under remodel and is complete. APPR 0002 Exception Cleared.	Approved	A	A	A	A	A
300097904	205230	03/03/2016	Compliance	Document Intent to Proceed with the Transaction	TRID 0047	1	Closed
You did not submit an Intent to Proceed Date, which represents the date the consumer acknowledged their intent to proceed with the transaction described by the Loan Estimate. The creditor must document this communication to satisfy the requirements of 1026.25. Neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A))
									03/21/2016
Substantial verified reserves - Post closing reserves of $155,369.42. 36 months of verified PITI reserves. 15 months of PITI reserves required per guidelines.; Excellent verified housing payment history - 226 months of current and prior mortgage history paid 0x30. ; Low DTI - DTI of 23.54% on fully documented file.

3/7/16 - Received response from lender: "Please look at page 411 on the bottom you will find dated intent to proceed".  Page 411 reflects borrower acknowledged "Intent to Proceed" dated within 10 days of the initial LE.  TRID 0047 Exception Cleared.
												Approved	A	A	A	A	A
300097904	205231	03/03/2016	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure.	TRID 0119	1	Closed
Appraisal fee increased from $400 on LE dated 1/29/2016 (pg 417) to $650 on Closing Disclosure dated 2/17/2015 (pg 51). No Change of Circumstance provided for increase in Appraisal Fee. The following fee(s) increased from the amount(s) disclosed on the Loan Estimate sent on 2016-01-29: Appraisal Fee. The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)).
									03/10/2016
Substantial verified reserves - Post closing reserves of $155,369.42. 36 months of verified PITI reserves. 15 months of PITI reserves required per guidelines.; Excellent verified housing payment history - 226 months of current and prior mortgage history paid 0x30. ; Low DTI - DTI of 23.54% on fully documented file.

3/10/16 - Received consummation dated CD executed by the borrowers that reflects the verbiage of "includes $250 credit for increase in closing costs above legal limit" in the Calculating Cash to Close / Total Closing Cost (J) Did this Change column as well as the Costs at Closing and Other Costs section of the Closing Cost Details. Cure was made at consummation, thus no additional documentation is required.  TRID 0119 Exception Cleared.
												Approved	A	A	A	A	A
300097904	205940	03/10/2016	Compliance	LE or CD Improperly Issued	TRID 0160	2	Acknowledged
Upon final QC review of all TRID disclosures, the initial LE (pg. 427) is deficient. The Initial Loan Estimate (date issued 12/31/2015) Cost at Closing section reflects the Estimated Closing Costs section as $4149, however, the detail verbiage appended to this figure states it includes $2822 in Loan Costs + $4827 in Other Costs - $0 in Lender Credits. See page 2 for details. The detail description totals to $7649 and not the figure disclosed as $4149. Page two of the LE, Closing Cost Details section reflects an error in the total Prepaids (F) section.

Substantial verified reserves - Post closing reserves of $155,369.42. 36 months of verified PITI reserves. 15 months of PITI reserves required per guidelines.; Excellent verified housing payment history - 226 months of current and prior mortgage history paid 0x30. ; Low DTI - DTI of 23.54% on fully documented file.
												Approved	B	B	B	B	B
300116826	206330	03/14/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $688,000 is supported. No post closing CDA provided.	04/01/2016
Excellent verified credit history - 785/793 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 9/1987. ; Low DTI - 13.35% DTI on fully documented file. 43% maximum DTI allowed.

3/16/16 - Received 3rd Party Desk Review that reflects original appraisal value of $688,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300116826	206332	03/14/2016	Property	Appraisal is Incomplete	APPR 0002	2	Acknowledged
UPDATED EXCEPTION:
Appraisal remains incomplete due the following:  Missing Plat Map, only Location Map provided.

PRIOR EXCEPTION:
Appraisal remains incomplete due the following:
1) Missing complete floor plan for the subject home 2nd Floor and Basement (lower level). Only floor plan provided is for the Main Floor.  Subject is a 2-story home with a full basement.
2) Missing Plat Map, only Location Map provided.

ORIGINAL EXCEPTION:
Appraisal is incomplete due the following: 1) Missing complete set of interior photos. No bedroom photos provided. 2) Missing legible floor plan for 1st floor. Missing floor plan for lower (basement) level and for 2nd floor.  3) Appraiser states subject is 2 years old and borrower application states have lived in subject for 2.3 years. Appraiser states no transfers in the past 3 years which is not consistent with other documentation in the file. 4) Missing Plat Map

Excellent verified credit history - 785/793 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 9/1987. ; Low DTI - 13.35% DTI on fully documented file. 43% maximum DTI allowed.
												Approved	B	B	B	B	B
300116826	206366	03/14/2016	Compliance	Right of Recission Is Not on Correct Form	ROR 0011	2	Acknowledged	Right of Recession (pg 53) is on H8 form. Refinance is a Lender to Lender refinance and should be performed on the H-9 form.
Excellent verified credit history - 785/793 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 9/1987. ; Low DTI - 13.35% DTI on fully documented file. 43% maximum DTI allowed.
												Approved	B	B	B	B	B
300116826	206375	03/14/2016	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing Closing Protection Letter issued by title insurer.	03/18/2016
Excellent verified credit history - 785/793 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 9/1987. ; Low DTI - 13.35% DTI on fully documented file. 43% maximum DTI allowed.
											3/17/16 - Received 4-page Closing Protection Letter for the subject loan. TITL 0005 Exception Cleared.	Approved	A	A	A	A	A
300116826	206391	03/14/2016	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed
Borrower has 100% ownership in LLC that was formed in 2012 to engage in a 1 year contract (pg 258). 2014 K1 (pg 221) reports no income or expenses, however no evidence that LLC has been closed. Missing 2015 and 2016 YTD P&L for LLC.
									03/23/2016
Excellent verified credit history - 785/793 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 9/1987. ; Low DTI - 13.35% DTI on fully documented file. 43% maximum DTI allowed.
											3/22/16 - 2013 K-1 and 1120 S return reflects earnings that corresponds to borrower letter. No income or expense was utilized from this entity. CRED 0082 Exception Cleared.	Approved	A	A	A	A	A
300116826	206394	03/14/2016	Compliance	Document Intent to Proceed with the Transaction	TRID 0047	1	Closed
You did not submit an Intent to Proceed Date, which represents the date the consumer acknowledged their intent to proceed with the transaction described by the Loan Estimate. The creditor must document this communication to satisfy the requirements of 1026.25. Neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A))
									03/22/2016
Excellent verified credit history - 785/793 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 9/1987. ; Low DTI - 13.35% DTI on fully documented file. 43% maximum DTI allowed.

3/18/16 - Lender issued an LE on 2/18/16 corresponding to borrowers executed intent to proceed date per (pg. 274 in file) reflecting increased loan amount and increased Title Policy.  TRID 0047 Exception Cleared.;
												Approved	A	A	A	A	A
300116826	206402	03/14/2016	Credit	Insufficient verified reserves	CRED 0100	1	Closed
Borrower has insufficient verified reserves. 9 months PITI reserves required per guidelines. 4.88 months verified. Insufficient reserves due Missing Trust Agreement for assets held in the name of borrowers Trust. Asset Statements for two banks are in the name of borrowers Trust Account (pg 139 and 148). Missing copy of Trust documents. Review of Trust documents to confirm borrower has full access.
									03/22/2016
Excellent verified credit history - 785/793 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 9/1987. ; Low DTI - 13.35% DTI on fully documented file. 43% maximum DTI allowed.
											3/18/16 -Confirmation of full access to funds held in name of Trust, confirms adequate reserves verified. CRED 0100 Exception Cleared.	Approved	A	A	A	A	A
300116826	208582	03/29/2016	Compliance	Closing Disclosure Total of Payments is Over Disclosed	TRID 0169	2	Acknowledged
UPDATED EXCEPTION:
Lender to provide evidence of re-disclosure to the borrowers to correct Total of Payments Calculation following the lender explanation as provided. Included with re-disclosure to the borrowers should be a letter of explanation with proof of trackable delivery confirmation.

ORIGINAL EXCEPTION:
Lender to provide Amortization Schedule, formula used as well as the values used to calculate the Total of Payments on the final CD.

Excellent verified credit history - 785/793 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 9/1987. ; Low DTI - 13.35% DTI on fully documented file. 43% maximum DTI allowed.
												Approved	B	B	B	B	B
300119291	210262	04/07/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $750,000 is supported. No post closing CDA provided.	04/12/2016	Substantial verified reserves - Verified reserves after closing of $34,972.97 (12.46 mos)	4/11/2016 - Received 3rd Party Desk Review that reflects original appraisal value of $750,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared	Approved	A	A	A	A	A
300119291	210275	04/07/2016	Compliance	Missing Intent to Proceed	TRID 0130	1	Closed
UPDATED EXCEPTION: Mortgage Loan Application Disclosure Agreement (pg 393) - Intent to Proceed section (pg 395) states: "By signing below, I express intent to continue with the application for which a Loan Estimate has been issued". Intent to Proceed section was signed and dated by the borrower, however, signature date of 3/3/2016 is not within 10 business days of the LE date of 2/2/2016.

ORIGINAL EXCEPTION: Missing evidence of Intent to Proceed, no executed disclosure was provided in the image file.
									04/14/2016	Substantial verified reserves - Verified reserves after closing of $34,972.97 (12.46 mos)
4/13/2016 - Received response from lender: "The regulation in 1026.19(e)(3)(iv)(E) provides that creditor may use a revised instead of the estimate of charge originally disclosed if the revision is due to.. (E) The customer indicates an intent to proceed with the transaction more than 10 business days after disclosures are provided The use of the word "may" indicates that if the borrower has not provided intent to proceed the creditor could reissue at that time without any other valid change in circumstance, but does not indicate an affirmative requirement to re-disclose in all situations where the borrower has not provided the intent to proceed. The only affirmative requirement in the regulation regarding intent to proceed is that it must be provided prior to the creditor requiring the customer to pay any fees other than a bona fide reasonable fee for a credit report. Lenders practice is to not collect any fees prior to loan closing, at which time intent to proceed has been provided by the borrower". ** Agreed.  Mortgage Loan Application Disclosure Agreement (pg 393) - Intent to Proceed section (pg 395) states: "By signing below, I express intent to continue with the application for which a Loan Estimate has been issued". Intent to Proceed section was signed and dated by the borrower. Intent to Proceed was issued on the same date that the initial LE was issued, however, borrower did not sign the document until 3/3/2016. CD does not indicate that any fees were collected before closing. TRID 0130 Exception Cleared.
												Approved	A	A	A	A	A
300119291	210277	04/07/2016	Compliance	No proof borrower(s) can receive documents via the electronic method as intended	TRID 0135	1	Closed	Missing evidence the borrower was provided and signed an E-sign Agreement prior to the issuance of any documents sent electronically.	04/13/2016	Substantial verified reserves - Verified reserves after closing of $34,972.97 (12.46 mos)
4/13/2016 - Received response from lender: "Copies of the certificate of completion was included in the file. E-sign was only used for the closing disclosure. attachment included". Agreed. Attached is a copy of the DocuSign tracking to evidence that the eDisclsoure was sent to, viewed, and accepted by the borrower on 3/22/2016, which is the same day that the electronically delivered final CD (pg 62) was issued. No evidence in file that the borrower received any other disclosures electronically. TRID 0135 Exception Cleared.
												Approved	A	A	A	A	A
300119291	210339	04/07/2016	Compliance	Document Intent to Proceed with the Transaction	TRID 0047	1	Closed
You did not submit an Intent to Proceed Date, which represents the date the consumer acknowledged their intent to proceed with the transaction described by the Loan Estimate. The creditor must document this communication to satisfy the requirements of 1026.25. Neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A))
									04/14/2016	Substantial verified reserves - Verified reserves after closing of $34,972.97 (12.46 mos)
4/13/2016 - Intent to Proceed section was signed and dated by the borrower. Intent to Proceed was issued on the same date that the initial LE was issued, however, borrower did not sign the document until 3/3/2016. TRID 0047 Exception Cleared.
												Approved	A	A	A	A	A
300119291	210341	04/07/2016	Compliance	Missing Evidence of Re-disclosure and a valid COC for the total amount of the Closing Disclosure 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure.	TRID 0124	2	Acknowledged
Mortgage recording fee increased from $25 to $40 without a valid COC.  To cure, provide a refund to the borrower in the amount of $12.50, copy of the refund check, letter of explanation and proof of delivery.  Correction required per 1026.19(f)(2)(v). The total amount of Closing Disclosure 10% Category fees ($40.00) increased by more than 10% from the total amount disclosed on the Loan Estimate sent on 2016-02-02, ($25.00). The total amount of fees in this category cannot exceed ($27.50) unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv); 12 CFR 1026.19(f)(2)(v)).
										Substantial verified reserves - Verified reserves after closing of $34,972.97 (12.46 mos)		Approved	B	B	B	B	B
300119291	210454	04/08/2016	Compliance	Missing Evidence of valid COC for interim disclosed Loan Estimate/Closing Disclosure.	TRID 0161	2	Acknowledged
1) LE issued 3/21/2016 (pg 400) reflects the loan amount decreased from $538,000 to $535,000 without a valid COC. the written COC provided (pg 423) indicates a rate lock extension only.
2) Final CD issued 3/22/2106 (pg 54,62) shows the Recording Fee increased from $25 to $40 without a valid COC.
										Substantial verified reserves - Verified reserves after closing of $34,972.97 (12.46 mos)		Approved	B	B	B	B	B
300037955	176770	08/15/2015	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing Fraud report with all alerts satisfactorily addressed.	08/20/2015
Excellent verified housing payment history - 233 months of current and prior mortgage history paid 0x30. ; Substantial verified reserves - Post closing reserves of $289,638.20. 87 months of verified PITI reserves. 18 months of PITI reserves required. Meets all lender reserve requirements. ; Low DTI - DTI of 14.33% on fully documented file. Review DTI is well under maximum of 43%.
											8/20/15 - Reviewed Fraud report with all alerts satisfactorily addressed. CRED 0089 Exception Cleared.	Approved	A	A	A	A	A
300037955	176775	08/15/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $660,000 is supported. No post closing CDA provided.	08/19/2015
Excellent verified housing payment history - 233 months of current and prior mortgage history paid 0x30. ; Substantial verified reserves - Post closing reserves of $289,638.20. 87 months of verified PITI reserves. 18 months of PITI reserves required. Meets all lender reserve requirements. ; Low DTI - DTI of 14.33% on fully documented file. Review DTI is well under maximum of 43%.
											8/18/15 - Received 3rd Party Desk Review that reflects original appraisal value of $660,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300037955	176776	08/15/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									08/21/2015
Excellent verified housing payment history - 233 months of current and prior mortgage history paid 0x30. ; Substantial verified reserves - Post closing reserves of $289,638.20. 87 months of verified PITI reserves. 18 months of PITI reserves required. Meets all lender reserve requirements. ; Low DTI - DTI of 14.33% on fully documented file. Review DTI is well under maximum of 43%.

8/21/15 - Received response from lender of: "Recorded Deed of Trust". Attached is a complete copy of the recorded Deed of Trust for the subject transaction. DOT County recordation date is 8/5/15. ** Recorded copy of the DOT confirms recording is complete. DEED 0049 Exception Cleared.
												Approved	A	A	A	A	A
300037955	176829	08/15/2015	Compliance	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	Missing evidence those borrowers was provided with Affiliated Business Disclosure within 3 days of loan application date, or provide evidence that lender has no affiliations to disclose.	08/21/2015
Excellent verified housing payment history - 233 months of current and prior mortgage history paid 0x30. ; Substantial verified reserves - Post closing reserves of $289,638.20. 87 months of verified PITI reserves. 18 months of PITI reserves required. Meets all lender reserve requirements. ; Low DTI - DTI of 14.33% on fully documented file. Review DTI is well under maximum of 43%.

8/20/15 - Received response from lender of: "Affiliate Disclosure and CPL". Attached is a copy of the originator signed Affiliate Disclosure which indicates "Broker/Lender does NOT have any Affiliates". Included is a copy of the Closing Protection Letter dated 8/5/15. ** Affiliate Disclosure indicates Originator does not have any Affiliates to disclose, thus confirms Affiliated Business Disclosure is not required. COMP 0010 Exception Cleared.
												Approved	A	A	A	A	A
300037955	176831	08/15/2015	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing Closing Protection Letter issued by title insurer.	08/21/2015
Excellent verified housing payment history - 233 months of current and prior mortgage history paid 0x30. ; Substantial verified reserves - Post closing reserves of $289,638.20. 87 months of verified PITI reserves. 18 months of PITI reserves required. Meets all lender reserve requirements. ; Low DTI - DTI of 14.33% on fully documented file. Review DTI is well under maximum of 43%.

8/20/15 - Received response from lender of: "CPL". Attached is a copy of the Closing Protection Letter for subject transaction dated 8/5/15. File number agrees Title Commitment (pg 673). TITL 0005 Exception Cleared.
												Approved	A	A	A	A	A
300076688	187478	10/29/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									11/04/2015
Substantial verified reserves - Per guidelines, 9 months PITI and additional 6 months for REO is required, verified 43 months.; Excellent verified credit history - Borrower has long term established credit history since 2002 with mortgage history paid 0x30 for 148 months reviewed and all consumer credit reflected to be paid 0x30 and 781/794 FICO scores.

11/4/15 -  Lender attached a copy of Closing Agreement and Escrow Instructions. Closing agreement states: "The closing agent is instructed to perform its customary duties to deliver and record documents (pg 7)". ** This confirms intent to record legal documents. DEED 0049 Exception Cleared.
												Funded	A	A	A	A	A
300076688	187483	10/29/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $920,000 is supported. No post closing CDA provided.	10/30/2015
Substantial verified reserves - Per guidelines, 9 months PITI and additional 6 months for REO is required, verified 43 months.; Excellent verified credit history - Borrower has long term established credit history since 2002 with mortgage history paid 0x30 for 148 months reviewed and all consumer credit reflected to be paid 0x30 and 781/794 FICO scores.
											10/30/15 - Received 3rd Party Desk Review that reflects original appraisal value of $920,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Funded	A	A	A	A	A
300076688	187487	10/29/2015	Compliance	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	Missing evidence that Affiliated Business Disclosure was provided to borrower within 3 days of loan application date or document that lender has no affiliations to disclose.	11/04/2015
Substantial verified reserves - Per guidelines, 9 months PITI and additional 6 months for REO is required, verified 43 months.; Excellent verified credit history - Borrower has long term established credit history since 2002 with mortgage history paid 0x30 for 148 months reviewed and all consumer credit reflected to be paid 0x30 and 781/794 FICO scores.

11/4/15 - Received response from lender of: "Affiliated disclosure". Lender attached an Affiliate Disclosure Form. Box for Broker/Lender does not have any affiliates is marked X. COMP 0010 Exception Cleared.
												Funded	A	A	A	A	A
300076688	187491	10/29/2015	Compliance	No evidence lender provided copies of written appraisals	ECOA 0003	1	Closed	Missing evidence the borrowers were provided copies of the Appraisal.	11/04/2015
Substantial verified reserves - Per guidelines, 9 months PITI and additional 6 months for REO is required, verified 43 months.; Excellent verified credit history - Borrower has long term established credit history since 2002 with mortgage history paid 0x30 for 148 months reviewed and all consumer credit reflected to be paid 0x30 and 781/794 FICO scores.

11/4/15 - Received response from lender: "Appraisal disclosure". Attached is a copy of Borrower Appraisal Acknowledgement signed by both borrowers. Borrower acknowledged receipt of appraisal 3 days prior to closing. ECOA 0003 Exception Cleared.
												Funded	A	A	A	A	A
300076688	187492	10/29/2015	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing Closing Protection Letter issued by title insurer.	11/04/2015
Substantial verified reserves - Per guidelines, 9 months PITI and additional 6 months for REO is required, verified 43 months.; Excellent verified credit history - Borrower has long term established credit history since 2002 with mortgage history paid 0x30 for 148 months reviewed and all consumer credit reflected to be paid 0x30 and 781/794 FICO scores.
											11/4/15 - Received Closing Protection Letter for subject provided by the title insurer. TITL 0005 Exception Cleared.	Funded	A	A	A	A	A
300076688	187495	10/29/2015	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing Fraud report with all alerts satisfactorily addressed.	11/05/2015
Substantial verified reserves - Per guidelines, 9 months PITI and additional 6 months for REO is required, verified 43 months.; Excellent verified credit history - Borrower has long term established credit history since 2002 with mortgage history paid 0x30 for 148 months reviewed and all consumer credit reflected to be paid 0x30 and 781/794 FICO scores.
											11/5/15 - Received complete copy of Fraud Report with all alerts addressed. CRED 0089 Exception Cleared.	Funded	A	A	A	A	A
300076688	187496	10/29/2015	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed	Letter addressing all credit inquiries in past 120 days provided (pg 417) is not signed by the borrower.	11/09/2015
Substantial verified reserves - Per guidelines, 9 months PITI and additional 6 months for REO is required, verified 43 months.; Excellent verified credit history - Borrower has long term established credit history since 2002 with mortgage history paid 0x30 for 148 months reviewed and all consumer credit reflected to be paid 0x30 and 781/794 FICO scores.

11/9/15 - Received lender response of: "credit inquiry". Attached is a signed letter for Syncb/Banrep inquiry that matches the original letter in file. Inquiry resulted to a new account already reflected on the credit report. CRED 0093 Exception Cleared.
												Funded	A	A	A	A	A
300071009	187545	10/29/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,250,000 is supported. No post closing CDA provided.	11/24/2015
Substantial verified reserves - Verified liquid reserves of $233,528.99 or 38 months. 18 months PITI reserves required per guidelines. ; Excellent verified credit history - Borrower has long term established credit history with all prior mortgage and consumer credit reflected to be paid 0x30 and an 777 FICO score. 720 minimum score. ; Substantial verified employment history - Borrower has been employed for 16 years with same employer.; Income verified was not used in qualifying - Bonus income for borrower was verified on written VOE but not used to qualify.

10/01/2015 - Received 3rd Party Desk Review that reflects original appraisal value of $1,250,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Funded	A	A	A	A	A
300071009	187549	10/29/2015	Compliance	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	Missing evidence that Affiliated Business Disclosure was provided to borrower within 3 days of loan application date or provide evidence that lender has no affiliations to disclose.	11/04/2015
Substantial verified reserves - Verified liquid reserves of $233,528.99 or 38 months. 18 months PITI reserves required per guidelines. ; Excellent verified credit history - Borrower has long term established credit history with all prior mortgage and consumer credit reflected to be paid 0x30 and an 777 FICO score. 720 minimum score. ; Substantial verified employment history - Borrower has been employed for 16 years with same employer.; Income verified was not used in qualifying - Bonus income for borrower was verified on written VOE but not used to qualify.

11/4/15 - Received response from lender of: "Affiliated disc". Lender attached an Affiliate Disclosure Form. Box for Broker/Lender does not have any affiliates is marked X. COMP 0010 Exception Cleared.
												Funded	A	A	A	A	A
300071009	187557	10/29/2015	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing Closing Protection Letter issued by title insurer.	11/04/2015
Substantial verified reserves - Verified liquid reserves of $233,528.99 or 38 months. 18 months PITI reserves required per guidelines. ; Excellent verified credit history - Borrower has long term established credit history with all prior mortgage and consumer credit reflected to be paid 0x30 and an 777 FICO score. 720 minimum score. ; Substantial verified employment history - Borrower has been employed for 16 years with same employer.; Income verified was not used in qualifying - Bonus income for borrower was verified on written VOE but not used to qualify.
											11/4/15 - Received Closing Protection Letter for subject provided by the title insurer. TITL 0005 Exception Cleared.	Funded	A	A	A	A	A
300071009	187564	10/29/2015	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing Fraud report with all alerts satisfactorily addressed.	12/10/2015
Substantial verified reserves - Verified liquid reserves of $233,528.99 or 38 months. 18 months PITI reserves required per guidelines. ; Excellent verified credit history - Borrower has long term established credit history with all prior mortgage and consumer credit reflected to be paid 0x30 and an 777 FICO score. 720 minimum score. ; Substantial verified employment history - Borrower has been employed for 16 years with same employer.; Income verified was not used in qualifying - Bonus income for borrower was verified on written VOE but not used to qualify.

12/9/15 - Copies of warranty deeds are attached to confirm the borrowers did not own the property in question. Individuals with the borrowers same last name owned the questioned property from 1996 to 2007 and was stated in the letter to be B1 parents. CRED 0089 Exception Cleared.
												Funded	A	A	A	A	A
300071009	187569	10/30/2015	Credit	Income Documentation is Insufficient	CRED 0082	2	Acknowledged
Income documentation is deficient for the following:  1) YTD P&L and Balance Sheet provided in file (pg 547 and pg 602) were not signed by the borrower. Lender guidelines require P&L from the CPA. No evidence that P&L documents provided in file were from the CPA. 2) Missing YTD P&L and Balance sheet signed by the borrower and provided by a CPA.

Substantial verified reserves - Verified liquid reserves of $233,528.99 or 38 months. 18 months PITI reserves required per guidelines. ; Excellent verified credit history - Borrower has long term established credit history with all prior mortgage and consumer credit reflected to be paid 0x30 and an 777 FICO score. 720 minimum score. ; Substantial verified employment history - Borrower has been employed for 16 years with same employer.; Income verified was not used in qualifying - Bonus income for borrower was verified on written VOE but not used to qualify.
												Funded	B	B	B	B	B
300071009	187571	10/30/2015	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed
Subject is new construction. Per Appraiser comments (pg 185), the seller allowed the borrower to move into the home prior to closing. No Certificate of Occupancy issued by the appropriate city/county was provided in the image file for new construction.
									11/24/2015
Substantial verified reserves - Verified liquid reserves of $233,528.99 or 38 months. 18 months PITI reserves required per guidelines. ; Excellent verified credit history - Borrower has long term established credit history with all prior mortgage and consumer credit reflected to be paid 0x30 and an 777 FICO score. 720 minimum score. ; Substantial verified employment history - Borrower has been employed for 16 years with same employer.; Income verified was not used in qualifying - Bonus income for borrower was verified on written VOE but not used to qualify.

11/24/15 - Received response from lender: "Final Occupancy". Attached is a copy of the inspector signed Building Permit Field Inspection Report for subject property that was issued by the City and states: "Occupancy Approved (No Certificate Required)". PROP 0012 Exception Cleared.
												Funded	A	A	A	A	A
300071009	187572	10/30/2015	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed	Letter of explanation (pg 326) for credit inquiries in the past 120 days was not signed by the borrower.	12/03/2015
Substantial verified reserves - Verified liquid reserves of $233,528.99 or 38 months. 18 months PITI reserves required per guidelines. ; Excellent verified credit history - Borrower has long term established credit history with all prior mortgage and consumer credit reflected to be paid 0x30 and an 777 FICO score. 720 minimum score. ; Substantial verified employment history - Borrower has been employed for 16 years with same employer.; Income verified was not used in qualifying - Bonus income for borrower was verified on written VOE but not used to qualify.

12/3/15 - Received response from lender: "Credit LOX signed". Attached is a copy of the borrower signed letter of explanation. The unsigned copy had been presented in the original loan file (pg 326). CRED 0093 Exception Cleared.
												Funded	A	A	A	A	A
300071009	187573	10/30/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									11/13/2015
Substantial verified reserves - Verified liquid reserves of $233,528.99 or 38 months. 18 months PITI reserves required per guidelines. ; Excellent verified credit history - Borrower has long term established credit history with all prior mortgage and consumer credit reflected to be paid 0x30 and an 777 FICO score. 720 minimum score. ; Substantial verified employment history - Borrower has been employed for 16 years with same employer.; Income verified was not used in qualifying - Bonus income for borrower was verified on written VOE but not used to qualify.

11/13/15 - Received Instructions to Escrow Title or Closing Agent which states: "Final title policy and recorded documents to be sent to Banner Bank." ** This confirms intent to record legal documents. DEED 0049 Exception Cleared.
												Funded	A	A	A	A	A
300071009	187577	10/30/2015	Credit	Missing Lease Agreement and/or Not Executed	LEAS 0001	1	Closed	Borrower qualified with rental income from property. Missing copy of current lease to confirm rental income as required per Appendix Q.	12/10/2015
Substantial verified reserves - Verified liquid reserves of $233,528.99 or 38 months. 18 months PITI reserves required per guidelines. ; Excellent verified credit history - Borrower has long term established credit history with all prior mortgage and consumer credit reflected to be paid 0x30 and an 777 FICO score. 720 minimum score. ; Substantial verified employment history - Borrower has been employed for 16 years with same employer.; Income verified was not used in qualifying - Bonus income for borrower was verified on written VOE but not used to qualify.
											12/4/15 - Received 3-page executed current rental agreement for rental property with a one year term.; LEAS 0001 Exception Cleared.	Funded	A	A	A	A	A
300071009	187579	10/30/2015	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed
Per lender conditional approval (pg 782, item #5) an access letter from the non-borrowing joint account holder on a bank checking account ending in #2964 used in the loan review was required to verify that the borrower has 100% access to the funds in that same account.  No access letter provided in file.
									12/10/2015
Substantial verified reserves - Verified liquid reserves of $233,528.99 or 38 months. 18 months PITI reserves required per guidelines. ; Excellent verified credit history - Borrower has long term established credit history with all prior mortgage and consumer credit reflected to be paid 0x30 and an 777 FICO score. 720 minimum score. ; Substantial verified employment history - Borrower has been employed for 16 years with same employer.; Income verified was not used in qualifying - Bonus income for borrower was verified on written VOE but not used to qualify.
											12/9/15- Received response from lender of: "letter from mother". Attached is copy of a memo that confirms the borrower has full access to funds in a bank checking account. CRED 0083 Exception Cleared.	Funded	A	A	A	A	A
300071009	187585	10/30/2015	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed
The 2014/2013 business returns provided for multiple businesses in file (pg 508,528), (pg 550,577), (pg 608,634), (pg 665,678) and the last 1065 on (pg 690,710) were not signed by the borrower as required per Appendix Q. All copies of tax returns must be signed by the borrower.
									12/10/2015
Substantial verified reserves - Verified liquid reserves of $233,528.99 or 38 months. 18 months PITI reserves required per guidelines. ; Excellent verified credit history - Borrower has long term established credit history with all prior mortgage and consumer credit reflected to be paid 0x30 and an 777 FICO score. 720 minimum score. ; Substantial verified employment history - Borrower has been employed for 16 years with same employer.; Income verified was not used in qualifying - Bonus income for borrower was verified on written VOE but not used to qualify.

12/9/15 - Received response from lender of: "signed tax return". Attached is copy of a borrower executed page 1 of the 2013-1065 business return that was missing from the file.  CRED 0087 Exception Cleared.
												Funded	A	A	A	A	A
300075609	191607	12/07/2015	Compliance	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	No Affiliated Business Disclosure provided in file. Missing evidence Affiliated Business Disclosure was executed by the borrower.	12/16/2015
Low LTV/CLTV - 68.71% LTV/CLTV. 80% maximum LTV allowed per guidelines. ; Excellent verified credit history - 778/783 qualifying credit scores. 720 minimum score required. No material derogatory credit. Credit file dates back to 4/1987. ; Low DTI - 23.54% DTI on fully documented file. 43% maximum DTI allowed.

12/15/15 - Received response from lender of: "Affiliate Disc.". Attached is a disclosure to the borrower print dated pre-consummation executed by a manager of the lender that confirms the lender has no affiliations. COMP 0010 Exception Cleared.
												Funded	A	A	A	A	A
300075609	191612	12/07/2015	Compliance	Missing ECOA disclosure right to receive a copy of all written appraisals	ECOA 0001	1	Closed	Missing evidence that borrower was provided with Right to Receive Appraisal disclosure.	01/05/2016
Low LTV/CLTV - 68.71% LTV/CLTV. 80% maximum LTV allowed per guidelines. ; Excellent verified credit history - 778/783 qualifying credit scores. 720 minimum score required. No material derogatory credit. Credit file dates back to 4/1987. ; Low DTI - 23.54% DTI on fully documented file. 43% maximum DTI allowed.

1/4/16 - Received response from lender of: "Please see the attached for an explanation as to why the borrower did not receive a separate ECOA right to receive a copy of written appraisal. The verbiage is included on the LE." Lender attached an excerpt of LE. Other Considerations includes section (pg 320) includes verbiage for borrower right to receive. ECOA 0001 Exception Cleared.
												Funded	A	A	A	A	A
300075609	191613	12/07/2015	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing Closing Protection Letter provided by Title Insurance provider.	12/11/2015
Low LTV/CLTV - 68.71% LTV/CLTV. 80% maximum LTV allowed per guidelines. ; Excellent verified credit history - 778/783 qualifying credit scores. 720 minimum score required. No material derogatory credit. Credit file dates back to 4/1987. ; Low DTI - 23.54% DTI on fully documented file. 43% maximum DTI allowed.
											12/10/15 - Received lender response of: "CPL". Attached is 2-page copy of Closing Protection Letter. TITL 0005 Exception Cleared.	Funded	A	A	A	A	A
300075609	191614	12/07/2015	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing Fraud report with all alerts satisfactorily addressed.	12/09/2015
Low LTV/CLTV - 68.71% LTV/CLTV. 80% maximum LTV allowed per guidelines. ; Excellent verified credit history - 778/783 qualifying credit scores. 720 minimum score required. No material derogatory credit. Credit file dates back to 4/1987. ; Low DTI - 23.54% DTI on fully documented file. 43% maximum DTI allowed.
											12/9/2015- provided with Fraudguard report with low risk scores of 750/1000. Alerts have been addressed. CRED 0089 - Exception cleared.	Funded	A	A	A	A	A
300075609	191655	12/07/2015	Compliance	Missing Home Loan Toolkit	TRID 0133	1	Closed	Missing evidence that borrower was provided with Home Loan Toolkit.	12/16/2015
Low LTV/CLTV - 68.71% LTV/CLTV. 80% maximum LTV allowed per guidelines. ; Excellent verified credit history - 778/783 qualifying credit scores. 720 minimum score required. No material derogatory credit. Credit file dates back to 4/1987. ; Low DTI - 23.54% DTI on fully documented file. 43% maximum DTI allowed.

12/15/15 - Received response from lender of: "Homeloan toolkit". Attached is a screen print of lenders internal system for eDisclosures tracking that reflects eFolder eDisclosures were sent within 3 business days of application date with evidence that one document was sent with the name of Your Home Loan Toolkit. TRID 0133 Exception Cleared.
												Funded	A	A	A	A	A
300075609	191656	12/07/2015	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed	Missing evidence that borrowers were provided with the E-Sign disclosure notice. LE in file (pg 321) was E-signed by the borrower, however no disclosure provided.	12/16/2015
Low LTV/CLTV - 68.71% LTV/CLTV. 80% maximum LTV allowed per guidelines. ; Excellent verified credit history - 778/783 qualifying credit scores. 720 minimum score required. No material derogatory credit. Credit file dates back to 4/1987. ; Low DTI - 23.54% DTI on fully documented file. 43% maximum DTI allowed.

12/15/15 - Received response from lender of: "E-Disclosure".   Attached is a 2-page copy for each borrower (eDisclosure Agreement) with evidence that each borrower accepted the notice  electronically. TRID 0134 Exception Cleared.
												Funded	A	A	A	A	A
300075609	191657	12/07/2015	Compliance	No proof borrower(s) can receive documents via the electronic method as intended	TRID 0135	1	Closed	Missing evidence that the E-Sign disclosure was provided and returned via email.	12/16/2015
Low LTV/CLTV - 68.71% LTV/CLTV. 80% maximum LTV allowed per guidelines. ; Excellent verified credit history - 778/783 qualifying credit scores. 720 minimum score required. No material derogatory credit. Credit file dates back to 4/1987. ; Low DTI - 23.54% DTI on fully documented file. 43% maximum DTI allowed.

12/15/15 - Received response from lender of: "E-Disclosure".   Attached is a 2-page copy for each borrower (eDisclosure Agreement) with evidence that each borrower accepted the notice  electronically. TRID 0135 Exception Cleared.
												Funded	A	A	A	A	A
300075609	191660	12/07/2015	Credit	Unacceptable Mortgage History	CRED 0001	1	Closed
Per final 1003 Borrower has been renting for 1 month at current residence and coborrower has been renting at the same residence for 1.6 years and renting at prior residence for 6 months. Per HUD (pg 220) borrower sold prior home on 9/24/2015 and mortgage history is reporting on credit report for over 24 months. Missing VOR for borrower since 9/24/2015 and missing VOR for coborrower covering a minimum of 24 months. 24 months of housing payment verification required with 0x30 payment history.
									01/14/2016
Low LTV/CLTV - 68.71% LTV/CLTV. 80% maximum LTV allowed per guidelines. ; Excellent verified credit history - 778/783 qualifying credit scores. 720 minimum score required. No material derogatory credit. Credit file dates back to 4/1987. ; Low DTI - 23.54% DTI on fully documented file. 43% maximum DTI allowed.

1/14/16 - This explanation from the lender along with the post-consummation dated VORs previously provided that were in support of documentation in file confirm a satisfactory rental history for B2 and address the months after B1 sold the home owned (mortgage history documented on credit report). No derogatory history was found. CRED 0001 Exception Cleared.
												Funded	A	A	A	A	A
300075609	191675	12/07/2015	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing evidence that borrower was provided with Privacy Disclosure.	12/16/2015
Low LTV/CLTV - 68.71% LTV/CLTV. 80% maximum LTV allowed per guidelines. ; Excellent verified credit history - 778/783 qualifying credit scores. 720 minimum score required. No material derogatory credit. Credit file dates back to 4/1987. ; Low DTI - 23.54% DTI on fully documented file. 43% maximum DTI allowed.
											12/15/15 - Received response from lender of: "Privacy Notice." Attached is a copy of disclosure. COMP 0006 Exception Cleared.	Funded	A	A	A	A	A
300075609	191753	12/08/2015	Compliance	Loan Estimate or Closing Disclosure Contact Information is Deficient	TRID 0136	2	Acknowledged
Closing Disclosures in file (pg. 30,35,40,247 and 252) reflects contact information that is incomplete. Settlement agent full name, zip code and phone number is missing and Real Estate broker business and individual license number are missing for both buyer's and seller's agent.

Low LTV/CLTV - 68.71% LTV/CLTV. 80% maximum LTV allowed per guidelines. ; Excellent verified credit history - 778/783 qualifying credit scores. 720 minimum score required. No material derogatory credit. Credit file dates back to 4/1987. ; Low DTI - 23.54% DTI on fully documented file. 43% maximum DTI allowed.
												Funded	B	B	B	B	B
300075609	191881	12/08/2015	Compliance	Disclosed Amount Financed < System Calculated	TRID 0081	2	Acknowledged	The disclosed amount financed of ($546,784.47) is less than the system calculated amount financed of ($547,284.47).
Low LTV/CLTV - 68.71% LTV/CLTV. 80% maximum LTV allowed per guidelines. ; Excellent verified credit history - 778/783 qualifying credit scores. 720 minimum score required. No material derogatory credit. Credit file dates back to 4/1987. ; Low DTI - 23.54% DTI on fully documented file. 43% maximum DTI allowed.
												Funded	B	B	B	B	B
300074468	192482	12/11/2015	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	1008 in file (pg 129) is unsigned and undated. No lender approval provided. Unable to determine lender approval date.	01/22/2016
Excellent verified credit history - 752/775 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 8/1994. ; Low LTV/CLTV - 66.667% LTV/CLTV. Maximum of 80% allowed.; Low DTI - 25.09% DTI on fully documented file. 43% maximum DTI allowed per guidelines. ; Substantial verified reserves - Post closing reserves of $262,879.03, 85 months of PITI reserves verified (not including 401k funds). 18 months of PITI reserves are required.

1/4/16 - Received response from lender of: "[Lender] uses a signed underwriter summary instead of signing the 1008. Please see attached." Attached is an executed Underwriter Summary reflecting a date of 11/19/15. APRV 0003 Exception Cleared.

												Funded	A	A	A	A	A
300074468	192498	12/11/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									12/21/2015
Excellent verified credit history - 752/775 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 8/1994. ; Low LTV/CLTV - 66.667% LTV/CLTV. Maximum of 80% allowed.; Low DTI - 25.09% DTI on fully documented file. 43% maximum DTI allowed per guidelines. ; Substantial verified reserves - Post closing reserves of $262,879.03, 85 months of PITI reserves verified (not including 401k funds). 18 months of PITI reserves are required.

12/18/15 - Received response from lender of: "escrow instructions". Attached is a copy of 3-page Instructions to Escrow Title or Closing Agent that states on page 1 of 3:  â??final title policy and recorded documents (item #9) to be sent to lender and further states (item #8) that subject lien must be in 1st position. Deed 0049 Exception Cleared.
												Funded	A	A	A	A	A
300074468	192500	12/11/2015	Compliance	Missing Affiliated Business Disclosure	COMP 0010	1	Closed
Missing evidence that Affiliated Business Disclosure was provided to borrower within 3 days of loan application date or provide evidence that lender has no affiliations to disclose. Affiliated Business Disclosure to be signed by borrowers.
									12/21/2015
Excellent verified credit history - 752/775 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 8/1994. ; Low LTV/CLTV - 66.667% LTV/CLTV. Maximum of 80% allowed.; Low DTI - 25.09% DTI on fully documented file. 43% maximum DTI allowed per guidelines. ; Substantial verified reserves - Post closing reserves of $262,879.03, 85 months of PITI reserves verified (not including 401k funds). 18 months of PITI reserves are required.
											12/18/15 - Received response from lender of: "Affiliated Disclosure". Attached is a lender provided disclosure for subject loan that states the lender has no affiliates. COMP 0010 Exception Cleared.	Funded	A	A	A	A	A
300074468	192540	12/11/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $780,000 is supported. No post closing CDA provided.	12/16/2015
Excellent verified credit history - 752/775 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 8/1994. ; Low LTV/CLTV - 66.667% LTV/CLTV. Maximum of 80% allowed.; Low DTI - 25.09% DTI on fully documented file. 43% maximum DTI allowed per guidelines. ; Substantial verified reserves - Post closing reserves of $262,879.03, 85 months of PITI reserves verified (not including 401k funds). 18 months of PITI reserves are required.

12/15/2015 - Received 3rd Party Desk Review that reflects original appraisal value of $780,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Funded	A	A	A	A	A
300074468	192541	12/11/2015	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing evidence that borrower was provided with Federal Privacy Notice.	12/21/2015
Excellent verified credit history - 752/775 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 8/1994. ; Low LTV/CLTV - 66.667% LTV/CLTV. Maximum of 80% allowed.; Low DTI - 25.09% DTI on fully documented file. 43% maximum DTI allowed per guidelines. ; Substantial verified reserves - Post closing reserves of $262,879.03, 85 months of PITI reserves verified (not including 401k funds). 18 months of PITI reserves are required.
											12/18/15 - Received response from lender of: "Privacy Notice". Attached is a copy of 2-page lender disclosure. COMP 0006 Exception Cleared.	Funded	A	A	A	A	A
300074468	192547	12/11/2015	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing Closing Protection Letter issued by title insurer.	12/22/2015
Excellent verified credit history - 752/775 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 8/1994. ; Low LTV/CLTV - 66.667% LTV/CLTV. Maximum of 80% allowed.; Low DTI - 25.09% DTI on fully documented file. 43% maximum DTI allowed per guidelines. ; Substantial verified reserves - Post closing reserves of $262,879.03, 85 months of PITI reserves verified (not including 401k funds). 18 months of PITI reserves are required.
											12/22/15 - Cleared, lender closed in house and no CPL was issued, thus TITL 0005 Exception Cleared.	Funded	A	A	A	A	A
300074468	192549	12/11/2015	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing Fraud report with all alerts satisfactorily addressed.	01/14/2016
Excellent verified credit history - 752/775 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 8/1994. ; Low LTV/CLTV - 66.667% LTV/CLTV. Maximum of 80% allowed.; Low DTI - 25.09% DTI on fully documented file. 43% maximum DTI allowed per guidelines. ; Substantial verified reserves - Post closing reserves of $262,879.03, 85 months of PITI reserves verified (not including 401k funds). 18 months of PITI reserves are required.
											1/14/16- Received Fraud Report on both borrowers. Original issues reflected on joint fraud report previously cleared. Other alert addressed with SSI confirmed in file. CRED 0089 Exception Cleared.	Funded	A	A	A	A	A
300081918	201046	02/08/2016	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	1008 in file (pg 172) is not signed or dated. Conditional Approval (pg 456) is not signed or dated. Unable to confirm approving underwriter or approval date.	02/17/2016
Excellent verified credit history - 772/773 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 10/1996. ; Income verified was not used in qualifying - Borrower has a 36 month average of verified bonus income of $2733/month which was not used to qualify. ; Substantial verified reserves - 34 months of verified PITI reserves. 18 months of reserves required. ; Substantial verified employment history - Borrower on current job with XXX for 14 years.
											2/16/16 - Received response from lender of: "1008 signed". Attached is executed and dated 1008 by the lender to match to one in file. APRV 0003 Exception Cleared.	Approved	A	A	A	A	A
300081918	201076	02/08/2016	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									02/17/2016
Excellent verified credit history - 772/773 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 10/1996. ; Income verified was not used in qualifying - Borrower has a 36 month average of verified bonus income of $2733/month which was not used to qualify. ; Substantial verified reserves - 34 months of verified PITI reserves. 18 months of reserves required. ; Substantial verified employment history - Borrower on current job with XXX for 14 years.

2/16/16 - Received response from lender of: "Closing Instructions". Attached is a copy of 3-page Instructions to Escrow Title or Closing Agent that states on page 2 of 4:  â??final title policy and recorded documents (item #9) to be sent to Lender and further states (item #8) that subject lien must be in 1st position.  ** Evidence of intent to record is confirmed. DEED 0049 Exception Cleared.
												Approved	A	A	A	A	A
300081918	201077	02/08/2016	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed	Subject is new construction. Missing Certificate of Occupancy required for new construction.	02/17/2016
Excellent verified credit history - 772/773 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 10/1996. ; Income verified was not used in qualifying - Borrower has a 36 month average of verified bonus income of $2733/month which was not used to qualify. ; Substantial verified reserves - 34 months of verified PITI reserves. 18 months of reserves required. ; Substantial verified employment history - Borrower on current job with XXX for 14 years.

2/16/16 - Received response from lender of: "Final Occupancy". Attached is copy of Certificate of Occupancy issued by the County Building Dept for the subject property and borrower. PROP 0012 Exception Cleared.
												Approved	A	A	A	A	A
300081918	201078	02/08/2016	Credit	Missing Construction Draw Schedule and/or Supporting Documentation	CR 0005	1	Closed
Subject is new construction. Missing copy of construction contract or construction statement (cost breakdown) signed by the borrower and builder. Missing documentation of land purchase with Closing Statement of Warranty Deed. Unable to document acquisition cost for subject and land.
									02/17/2016
Excellent verified credit history - 772/773 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 10/1996. ; Income verified was not used in qualifying - Borrower has a 36 month average of verified bonus income of $2733/month which was not used to qualify. ; Substantial verified reserves - 34 months of verified PITI reserves. 18 months of reserves required. ; Substantial verified employment history - Borrower on current job with XXX for 14 years.

2/16/16 - Received response from lender of: "Cost Breakdown". Attached is single page fully executed cost breakdown for subject property and borrowers. Breakdown is also executed by the contractor.  Total hard costs is  $946,174.22 which exceeds appraisal value that was utilized in LTV/CLTV calculation.  CR 0005 Exception Cleared.
												Approved	A	A	A	A	A
300081918	201087	02/08/2016	Compliance	Right of Recission Is Not on Correct Form	ROR 0011	2	Acknowledged
Right of Recession (pg 113) is on H8 form. Refinance is a Lender to Lender refinance of construction loan. While no new funds were advanced it is a Lender to Lender refinance, thus H-9 form should be used.

Excellent verified credit history - 772/773 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 10/1996. ; Income verified was not used in qualifying - Borrower has a 36 month average of verified bonus income of $2733/month which was not used to qualify. ; Substantial verified reserves - 34 months of verified PITI reserves. 18 months of reserves required. ; Substantial verified employment history - Borrower on current job with XXX for 14 years.
												Approved	B	B	B	B	B
300081918	201092	02/08/2016	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed	No evidence that borrower was provided with E-sign disclosure.	02/17/2016
Excellent verified credit history - 772/773 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 10/1996. ; Income verified was not used in qualifying - Borrower has a 36 month average of verified bonus income of $2733/month which was not used to qualify. ; Substantial verified reserves - 34 months of verified PITI reserves. 18 months of reserves required. ; Substantial verified employment history - Borrower on current job with XXX for 14 years.
											2/16/16 - Received response from lender of: "E-Disc". Attached are copies of e-Disclosure for both borrowers indicating that both accepted the eDisclosure agreement. TRID 0134 Exception Cleared.	Approved	A	A	A	A	A
300081918	201093	02/08/2016	Compliance	No proof borrower(s) can receive documents via the electronic method as intended	TRID 0135	1	Closed	Missing evidence that borrower was provided with E-Sign Disclosure, thus unable to determine if intent to use electronic delivery method for the borrowers was evident.	02/17/2016
Excellent verified credit history - 772/773 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 10/1996. ; Income verified was not used in qualifying - Borrower has a 36 month average of verified bonus income of $2733/month which was not used to qualify. ; Substantial verified reserves - 34 months of verified PITI reserves. 18 months of reserves required. ; Substantial verified employment history - Borrower on current job with XXX for 14 years.

2/16/16 - Received response from lender of: "E-Disc". Attached are copies of e-Disclosure for both borrowers indicating that both accepted the eDisclosure agreement, thus acknowledged intent to use electronic delivery method.  TRID 0135 Exception Cleared.
												Approved	A	A	A	A	A
300081918	201094	02/08/2016	Compliance	Missing Evidence of Service Provider List	TRID 0151	1	Closed	Missing copy of Service Provider List. Disclosure Tracking reflects document was provided (pg 18), however copy of Provider List is required to document lenders preferred providers.	02/17/2016
Excellent verified credit history - 772/773 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 10/1996. ; Income verified was not used in qualifying - Borrower has a 36 month average of verified bonus income of $2733/month which was not used to qualify. ; Substantial verified reserves - 34 months of verified PITI reserves. 18 months of reserves required. ; Substantial verified employment history - Borrower on current job with XXX for 14 years.
											2/16/16 - Received response from lender of: "Service Provider List". TRID 0151 Exception Cleared.	Approved	A	A	A	A	A
300081918	201100	02/08/2016	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	No evidence of Closing Protection Letter from title insurer.	02/17/2016
Excellent verified credit history - 772/773 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 10/1996. ; Income verified was not used in qualifying - Borrower has a 36 month average of verified bonus income of $2733/month which was not used to qualify. ; Substantial verified reserves - 34 months of verified PITI reserves. 18 months of reserves required. ; Substantial verified employment history - Borrower on current job with XXX for 14 years.

2/16/16 - Received response from lender of: "CPL".  Attached is a lender rebuttal stating: "why would a CPL be required on a refinance of a stick built house. ** No CPL fee collected on final CD and subject is a rate/term refinance.  While obtaining a CPL is best practice, it is not a requirement, and thus the risk would be borne by the Originator / Lender. Title insurance and escrow fee are paid to same provider.  TITL 0005 Exception Cleared.
												Approved	A	A	A	A	A
300081918	201145	02/08/2016	Property	Subject Appraised "As Is" - Construction/Remodeling in Process	APPR 0005	1	Closed
Appraisal was completed As Is. Sales Grid (pg 202) indicates subject is Unfinished. Appraiser made an across the board adjustment of $120,000 (14%) to adjust for unfinished status. Appraiser provided no detail of unfinished areas of subject. Document in file (pg 198) indicates Form 442 was ordered, however no 442 document was provided in the file.
									02/18/2016
Excellent verified credit history - 772/773 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 10/1996. ; Income verified was not used in qualifying - Borrower has a 36 month average of verified bonus income of $2733/month which was not used to qualify. ; Substantial verified reserves - 34 months of verified PITI reserves. 18 months of reserves required. ; Substantial verified employment history - Borrower on current job with XXX for 14 years.
											2/16/16 - CDA confirmed value and COO provided as well with highest and best use of subject property as improved per appraiser. APPR 0005 Exception Cleared.	Approved	A	A	A	A	A
300081918	201149	02/08/2016	Credit	Potential credit depth risk - Minimum Number of Tradelines is less than 3	CRED 0098	2	Acknowledged
Borrower and Coborrower do not meet minimum tradeline requirement. Borrower has only 2 open tradelines, current mortgage and 1 revolving account. Coborrowers only open account is current mortgage. All other tradelines are Closes. Both borrowers must have 3 tradelines per guidelines.

Excellent verified credit history - 772/773 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 10/1996. ; Income verified was not used in qualifying - Borrower has a 36 month average of verified bonus income of $2733/month which was not used to qualify. ; Substantial verified reserves - 34 months of verified PITI reserves. 18 months of reserves required. ; Substantial verified employment history - Borrower on current job with XXX for 14 years.
											Client: 2/18/16 - Received email confirmation from client that subject exception was acknowledged due to mortgage history, low LTV and job stability. ** Override CRED 0098 to EV2 level.;	Approved	B	B	B	B	B
300081918	201150	02/08/2016	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	CRED 0103	2	Acknowledged
Per 1008 (pg 172) lender qualified borrower with property tax payment of $775. Subject is new construction. Missing documentation from title company or taxing authority confirming new property tax amount or calculation of property taxes based on current property value and millage rate. Tax amount of $775/mo cannot be verified.

Excellent verified credit history - 772/773 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 10/1996. ; Income verified was not used in qualifying - Borrower has a 36 month average of verified bonus income of $2733/month which was not used to qualify. ; Substantial verified reserves - 34 months of verified PITI reserves. 18 months of reserves required. ; Substantial verified employment history - Borrower on current job with XXX for 14 years.
												Approved	B	B	B	B	B
300081918	201193	02/08/2016	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure.	TRID 0119	2	Acknowledged
UPDATED EXCEPTION:
Missing a valid COC for increase in the addition of Loan Discount Point on the Loan Estimate date issued 1/13/16 (provided via stips). The following fee(s) increased from the amount(s) disclosed on the Loan Estimate sent on 2015-11-27: RESPA - Your Charge/Credit (Points). The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. The documentation provided does not support a valid change for increasing the discount. Lock expiration had not occurred with interim LE provided prior to expiration of lock and reason that value was low. Other documentation provided reflects a lender screen print tracking information with borrower name/number with evidence that old lock expired on 1/23 and 1/25. Additional Disclosure Details screen print on page 8/21 has a handwritten 1-13-2016 at the top of the page but does not reflect any identifiable reference on this screen print to show it is for the subject loan file. No loan number or name is reflected, thus cannot determine that the reasoning provided is related to the subject loan. The comment box reflects "change in fee due to appraised value and borrower wanted to increase loan amount to cover the closing costs". Email chain follows (pg. 13/21) reflects appraised value is quite a bit lower on this loan then when it was locked and impounds are now waived, As a result, the fee will increase to 0.625. Again, lock had not yet expired. Page 16/21 is a post-consummation issued CD presented that was not in original file. CD states "Revised Final" date issued on 2/8/2016. CD Costs at Closing Section bottom of page one disclosed $4927.44 does not balance to verbiage and figure in column that joins this figure which is a deficiency. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)).

PRIOR EXCEPTION:
Missing COC for increase in the addition of Loan Discount Point on Closing Disclosure (pg 273). The following fee(s) increased from the amount(s) disclosed on the Loan Estimate sent on 2015-11-27: Loan Discount . The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)).

ORIGINAL EXCEPTION:
Missing COC for increase in credit report fee and addition of Loan Discount Point on Closing Disclosure (pg 273). The following fee(s) increased from the amount(s) disclosed on the Loan Estimate sent on 2015-11-27: Credit Report Fee, Loan Discount . The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)).

Excellent verified credit history - 772/773 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 10/1996. ; Income verified was not used in qualifying - Borrower has a 36 month average of verified bonus income of $2733/month which was not used to qualify. ; Substantial verified reserves - 34 months of verified PITI reserves. 18 months of reserves required. ; Substantial verified employment history - Borrower on current job with XXX for 14 years.
												Approved	B	B	B	B	B
300081918	205016	03/02/2016	Compliance	Final CD Received Date is < 3 business days prior to Consummation	TRID 0145	1	Closed	Final CD dated 01/28/16 (pg 266) is < 3 business days prior to consummation date of 01/26/16. Unable to determine whether borrowers were given enough notification before signing.	03/17/2016
Excellent verified credit history - 772/773 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 10/1996. ; Income verified was not used in qualifying - Borrower has a 36 month average of verified bonus income of $2733/month which was not used to qualify. ; Substantial verified reserves - 34 months of verified PITI reserves. 18 months of reserves required. ; Substantial verified employment history - Borrower on current job with XXX for 14 years.

3/15/16 - Initial CD date issued on 1/26/2016 was not executed for 3 business days (1/29/2016) which is confirmed with Notary Date on Mortgage / Deed of Trust (Transaction Date) to confirm consummation occurred on 1/29/2016 vs. 1/26/2016, thus initial CD was received in sufficient time. TRID 0145 Exception Cleared.
												Approved	A	A	A	A	A
300081918	206629	03/15/2016	Compliance	Closing Disclosure Cash to Close on the Calculating Cash to Close table has changed from the LE with no evidence of the "Did This Change Indicator" flag	TRID 0125	2	Acknowledged
The Total Closing Costs disclosed on the Calculating Cash to Close table has changed from the Loan Estimate ($-5901.0) to the Final Amount on the Closing Disclosure ($-4927.44) per CD provided on 3/14/16 titled as "Revised Final" (pg. 16/21).  The Did this Change indicator should reflect that the amount has changed.  The CD reflects "No".

Excellent verified credit history - 772/773 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 10/1996. ; Income verified was not used in qualifying - Borrower has a 36 month average of verified bonus income of $2733/month which was not used to qualify. ; Substantial verified reserves - 34 months of verified PITI reserves. 18 months of reserves required. ; Substantial verified employment history - Borrower on current job with XXX for 14 years.
												Approved	B	B	B	B	B
300081918	207000	03/17/2016	Compliance	Costs at Closing Section Incorrectly Calculated or Does Not Balance with Total Closing Costs, Cash to Close or Lender Credits	TRID 0167	2	Acknowledged
The post-consummation issued CD with date issued of 2/8/2016 presented via stips that reflects "Revised Final" reflects a deficiency in the Costs at Closing Section at the  bottom of page one.  The disclosed Closing Costs of $4927.44 does not balance to the appended verbiage and figure in the joining column which reflects $5070.86.

Excellent verified credit history - 772/773 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 10/1996. ; Income verified was not used in qualifying - Borrower has a 36 month average of verified bonus income of $2733/month which was not used to qualify. ; Substantial verified reserves - 34 months of verified PITI reserves. 18 months of reserves required. ; Substantial verified employment history - Borrower on current job with XXX for 14 years.
												Approved	B	B	B	B	B
300008767	158856	05/08/2015	Credit	Missing Loan Approval Date	APRV 0003	2	Acknowledged	1008 (pg 707) is signed but not dated. No other lender approval in file. Unable to determine lender approval date.
Substantial verified reserves - Post closing reserves of $413,024.07. 128 months of verified PITI reserves. 9 months PITI reserves required. Sufficient reserves to meet all lender requirements. ; Excellent verified credit history - 787 qualifying credit score. 700 minimum score required. No derogatory credit. Credit file dates back to 9/1982. ; Low DTI - 22.87% DTI on fully documented file. 43% maximum allowed per guidelines.
												Approved	B	B	B	B	B
300008767	158858	05/08/2015	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Affiliated Business Disclosure (pg 290) is not complete. First and second paragraph of form were not completed.	05/13/2015
Substantial verified reserves - Post closing reserves of $413,024.07. 128 months of verified PITI reserves. 9 months PITI reserves required. Sufficient reserves to meet all lender requirements. ; Excellent verified credit history - 787 qualifying credit score. 700 minimum score required. No derogatory credit. Credit file dates back to 9/1982. ; Low DTI - 22.87% DTI on fully documented file. 43% maximum allowed per guidelines.

5/13/15 - Received a lender memo executed by xxxx stating: I certify that as a matter of practice and disclosure, seller and the partners of xxxx do not have an ABA (Affiliated Business Arrangements) as it relates to any settlement services.  Therefore, there are no points and / or fees that will be paid to an affiliate. ** Confirms no affiliates, COMP 0006 Exception Cleared.
												Approved	A	A	A	A	A
300008767	158860	05/08/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									05/13/2015
Substantial verified reserves - Post closing reserves of $413,024.07. 128 months of verified PITI reserves. 9 months PITI reserves required. Sufficient reserves to meet all lender requirements. ; Excellent verified credit history - 787 qualifying credit score. 700 minimum score required. No derogatory credit. Credit file dates back to 9/1982. ; Low DTI - 22.87% DTI on fully documented file. 43% maximum allowed per guidelines.

5/13/15 - Received a page copy out of lender closing instruction that states: "The closing agent is required to send all legal documentation, including but not limited to the Security Instrument and/or Riders to the appropriate recording office as soon as possible.  Upon recording, the originals are to be promptly sent to the lender reflecting Deed Book/Page Information. ** Confirms closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office. DEED 0049 Exception Cleared.
												Approved	A	A	A	A	A
300008767	158862	05/08/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $683,000 is supported. No post closing CDA provided.	05/12/2015
Substantial verified reserves - Post closing reserves of $413,024.07. 128 months of verified PITI reserves. 9 months PITI reserves required. Sufficient reserves to meet all lender requirements. ; Excellent verified credit history - 787 qualifying credit score. 700 minimum score required. No derogatory credit. Credit file dates back to 9/1982. ; Low DTI - 22.87% DTI on fully documented file. 43% maximum allowed per guidelines.
											5/12/15 - Received 3rd Party Desk Review that reflects original appraisal value of $683,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300008767	158864	05/08/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed
Purchase transaction. Copy of HUD Settlement booklet in file (pg 345) is not signed or dated.  evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.
									05/13/2015
Substantial verified reserves - Post closing reserves of $413,024.07. 128 months of verified PITI reserves. 9 months PITI reserves required. Sufficient reserves to meet all lender requirements. ; Excellent verified credit history - 787 qualifying credit score. 700 minimum score required. No derogatory credit. Credit file dates back to 9/1982. ; Low DTI - 22.87% DTI on fully documented file. 43% maximum allowed per guidelines.

5/13/15 - Received a response from lender of: "screens shot of disclosure tracking".  Attached is screen print of lenders internal eDisclosure Tracking system on the subject loan file that reflects disclosure information was sent on 12/1/2014 (top left corner under Disclosure Information) and evidence that the HUD Settlement Cost Booklet was included as a Standard Form in the 33 disclosures sent. ** Confirms evidence of delivery within 3 business days of application.  COMP 0038 Exception Cleared.
												Approved	A	A	A	A	A
300025151	172039	07/20/2015	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	1008 in file (pg 960) is signed but not dated. No other lender approval in file. Unable to confirm lender approval date.	08/04/2015
Low LTV/CLTV - 49.24% LTV/CLTV is below maximum of 80% allowed. ; Excellent verified credit history - 813 qualifying credit history. Very limited open credit. No derogatory credit. Credit file dates back to 5/1999.
											8/3/2015- Received underwriter executed 1008 reflecting a date of 7/8/2015. DTI is 17.431% which matches to the 1008 originally provided. APRV 0003 Exception Cleared.	Approved	A	A	A	A	A
300025151	172044	07/20/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed
UPDATED EXCEPTION: P&L Statement dated 4/2015 and Balance Sheet dated 4/30/15 was provided in the original loan file (pg 457-458). No documentation to evidence that the financial statements were CPA prepared. Per guidelines: "Obtain an unaudited YTD P&L Statement and Balance Sheet from the CPA for any time period in the last two years if not reflected in the tax returns. The unaudited P&L should not be used as part of the qualifying income, but rather used for trending of the income stream". Missing a copy of the CPA prepared YTD P&L Statement and Balance Sheet dated through 4/30/15 as required per guidelines.

ORIGINAL EXCEPTION: Income documentation is deficient for the following:  1) Lender guidelines require current P&L statements to be provided by a CPA. P&L statement in file (pg 457) is signed but no evidence that P&L was prepared by the CPA as required.  2) April 2015 P&L (pg 457). P&L is required to present YTD figures (Jan-April, 2015). P&L is labeled only April 2015. P&L to reflect the time period covered. If P&L provided in file is for April 2015 only, a complete P&L for YTD 2015, prepared by CPA must be provided. Review based income analysis on P&L representing a 4 month period.  3) W2 for 2014 and 2013 (pg 739) reflect payee as XXXX with Employer ID# of XXXX. Employer ID matches tax returns in the name of employer. Pay stub (pg 455) reflects payee as [company name] which matches 1003. Missing explanation for discrepancy between names of companies paying the borrowers salary. 4) 2014 W2 (pg 739) reflects Gross Pay of $130,000. Unfiled business returns (pg 549) reflect compensation to borrower for W2 income of $108,600. Missing explanation for discrepancy between W2 and business returns.
									08/13/2015
Low LTV/CLTV - 49.24% LTV/CLTV is below maximum of 80% allowed. ; Excellent verified credit history - 813 qualifying credit history. Very limited open credit. No derogatory credit. Credit file dates back to 5/1999.
											8/12/15 received respond "signed P&L and balance sheet." Received 3 page copy of P/L and balance sheet for B self employment with a signature on each page. CRED 0082 Exception cleared.	Approved	A	A	A	A	A
300025151	172046	07/20/2015	Credit	Unacceptable Mortgage History	CRED 0001	2	Acknowledged
UPDATED EXCEPTION:  Borrower does not have 24 months documented housing history. 1003/Application shows borrower renting at departing residence 4 Years 10 Months. Residence and the mortgage is in the name of the non-borrowing spouse. There is no letter of explanation stating whether the borrower paid rent or was obligated to contribute to the monthly housing expense. Provide a letter of explanation addressing the housing situation and disposition of departing residence (ie. sold or retained by non-borrowing spouse).

ORIGINAL EXCEPTION: Borrower does not have 24 months of housing history. No mortgage or rental history verification provided in file. 1003 lists borrower renting. Per documents in file (pg 276-279) mortgage on current home is in wifes name only, with no evidence borrower is contributing to the housing history. Borrower has no history of paying this level of mortgage payment.

Low LTV/CLTV - 49.24% LTV/CLTV is below maximum of 80% allowed. ; Excellent verified credit history - 813 qualifying credit history. Very limited open credit. No derogatory credit. Credit file dates back to 5/1999.
												Approved	B	B	B	B	B
300025151	172047	07/20/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.

									08/11/2015
Low LTV/CLTV - 49.24% LTV/CLTV is below maximum of 80% allowed. ; Excellent verified credit history - 813 qualifying credit history. Very limited open credit. No derogatory credit. Credit file dates back to 5/1999.

8/3/2015- Received copy of closing instructions,  Closing Instructions states seller requires the security instrument, all applicable riders and addendums and/or affidavits, to be sent for recording following disbursement"... is sufficient to clear evidence of intended recording of the mortgage / deed of trust. DEED 0049 Exception cleared.
												Approved	A	A	A	A	A
300025151	172051	07/20/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,330,000 is supported. No post closing CDA provided.	07/23/2015
Low LTV/CLTV - 49.24% LTV/CLTV is below maximum of 80% allowed. ; Excellent verified credit history - 813 qualifying credit history. Very limited open credit. No derogatory credit. Credit file dates back to 5/1999.

7/22/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,330,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300025151	172055	07/20/2015	Compliance	Special Information Handbook Not Provided Within 3 Business Days	COMP 0039	1	Closed
Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date. Copy of booklet provided in file (pg 372), however no acknowledgment that booklet was provided to borrower.

									08/04/2015
Low LTV/CLTV - 49.24% LTV/CLTV is below maximum of 80% allowed. ; Excellent verified credit history - 813 qualifying credit history. Very limited open credit. No derogatory credit. Credit file dates back to 5/1999.

8/3/15- Received copy of Lender screen shot, disclosure details screen which reflects disclosures sent 5/21/15 which is the application date for subject transaction.  HUD Settlement Cost Booklet is reflected on the screen shot as part of the 36 documents sent. Evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date provided. COMP 0039 Exception cleared.;
												Approved	A	A	A	A	A
300025151	172092	07/21/2015	Credit	Potential credit depth risk - Minimum Number of Tradelines is less than 3	CRED 0098	2	Acknowledged
Borrower has only 1 open account. Two other accounts are Authorized User accounts and do not qualify per lender guidelines. Guidelines (pg 9) indicate lender has a trade-line requirement, however this was not detailed in the guidelines provided. Borrower appears to have insufficient open trade lines.

Low LTV/CLTV - 49.24% LTV/CLTV is below maximum of 80% allowed. ; Excellent verified credit history - 813 qualifying credit history. Very limited open credit. No derogatory credit. Credit file dates back to 5/1999.
												Approved	B	B	B	B	B
300025151	172093	07/21/2015	Credit	Missing Tax Transcript(s)	CRED 0091	1	Closed
Missing 2 years of business transcripts. 2014 extension (pg 460), 2014 transcript (pg 463) reflects returns not filed, 2013 business transcripts (pg 464). Lender utilized 2014 business returns to qualify the borrower, however no evidence the returns have been filed with the IRS. Unfiled tax returns cannot be used in calculating qualifying income.

									08/18/2015
Low LTV/CLTV - 49.24% LTV/CLTV is below maximum of 80% allowed. ; Excellent verified credit history - 813 qualifying credit history. Very limited open credit. No derogatory credit. Credit file dates back to 5/1999.

8/18/15 - Received response from lender of: "2014 Transcripts, 1008, and AUS". Attached is a copy of the 2014 Business Tax Transcripts, DU with submission date of 8/18/15, and underwriter signed Amended 1008 dated 7/10/15, which is post Note consummation dated. ** 2014 Business Transcripts satisfies the 2 year business tax transcript requirement. CRED 0091 Exception Cleared.
												Approved	A	A	A	A	A
300025151	172094	07/21/2015	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed
UPDATED EXCEPTION: Missing copies of the borrower signed 2013/2014 1040 Income Tax Returns and complete copy of the 2012 1120S Business Income Tax Returns. 2013/2014 1040 Income Tax Returns provided in file (pg 611,670,737-738) were not executed by the borrower. 2012 1120S Business Income Tax Returns provided 8/7/15 are incomplete. Only the signature page with borrower signature was provided. Per guidelines: "Most recently filed prior 2 years signed individual federal tax returns (with all schedules attached, including W2s and/or 1099s); and Most recently filed prior 2 years signed Federal business returns".

ORIGINAL EXCEPTION: Tax returns are deficient for the following: 1) Personal tax returns (pg 737,738) were not signed by borrower as required per guidelines. Returns were signed only by non-borrowing spouse. 2) Lender guidelines require 2 years of signed and filed business tax returns for self employed borrowers. File contains only 1 year of filed tax returns. 2014 tax returns were not filed at the time of closing. 2014 extension in file. Missing 2012 business returns to confirm 2 years of filed tax returns.
									08/18/2015
Low LTV/CLTV - 49.24% LTV/CLTV is below maximum of 80% allowed. ; Excellent verified credit history - 813 qualifying credit history. Very limited open credit. No derogatory credit. Credit file dates back to 5/1999.

8/18/15 - Received response from lender of: "2013 & 2013 Personal Signed Tax Returns". Attached are copies of the borrower signed 2013/2014 1040 Income Tax Return signature pages. 2012 1120S Business Tax Returns not required since 2014 Transcripts were received via CRED 0091 Exception. 2 years 2013/2014 1120S Business Tax Returns and Transcripts satisfies the most recent 2 years tax return/transcript requirement. CRED 0087 Exception Cleared.
												Approved	A	A	A	A	A
300025151	172106	07/21/2015	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed
Asset documentation is deficient for the following: 1) XXX statements (pg 42) are in the name of a Trust. Missing copy of Trust agreement confirming borrower has fully access. 2) Per XXX statement (pg 92) borrower has $400,000 available on XXXXXX Account. VOD (pg 98) indicates borrower has accessed the $400,000. Missing evidence that the $400,000 was transferred to borrower accounts for use to fund subject transaction. These funds are required for closing and reserves.
									08/17/2015
Low LTV/CLTV - 49.24% LTV/CLTV is below maximum of 80% allowed. ; Excellent verified credit history - 813 qualifying credit history. Very limited open credit. No derogatory credit. Credit file dates back to 5/1999.

8/14/15 - Attached is a 74 page document that reflects the bank statement reflecting 5/30 to 6/30/15 transactions.Evidence of transfer of the $400K confirmed. Statement reflects borrower name as trustee and wire transfer previously provided confirms receipt of funds. The bank statement reflects the borrower name as trustee of the account, thus accepted.  CRED 0083 Exception Cleared.
												Approved	A	A	A	A	A
300025151	172116	07/21/2015	Credit	Missing Employment doc (VOE)	CRED 0007	1	Closed	Lender guidelines (pg 20-31) indicate that the lender employee verifying borrowers self employment must be identified. No evidence that this was completed provided in the file.	08/04/2015
Low LTV/CLTV - 49.24% LTV/CLTV is below maximum of 80% allowed. ; Excellent verified credit history - 813 qualifying credit history. Very limited open credit. No derogatory credit. Credit file dates back to 5/1999.

8/3/2015 - Received copy of third party verification CPA dated June 24,2015 for self employment verification. CPA verified he prepared the LLC and company tax returns for tax years 2013 and 2014. Also received copy of 3rd party verification thru Dept of Secretary of State NC verifying CPA's license as currently active as of 1/9/2008 dated 6/30/15. Third party CPA letter meets guideline requirements. CRED 0007 Exception cleared.
												Approved	A	A	A	A	A
300025151	172120	07/21/2015	Credit	Insufficient verified reserves	CRED 0100	1	Closed
Lender guidelines require 9 months of PITI reserves. Verified PITI reserves of 6.43%. Per 1003 (pg 176) lender included business assets in Fifth Third Bank (pg 15). Per lender guidelines (pg 3 of 31) no CPA letter authorizing use of business funds was provided. Additionally borrower is not 100% owner of business (94.54% per K1 pg 548). Short funds for reserves of $9944.45.
									08/11/2015
Low LTV/CLTV - 49.24% LTV/CLTV is below maximum of 80% allowed. ; Excellent verified credit history - 813 qualifying credit history. Very limited open credit. No derogatory credit. Credit file dates back to 5/1999.

8/10/15 - Post Note consummation dated CPA letter is in support of the pre-consummation dated 2 months bank statements for the business that was presented in the original loan file. CPA confirms borrower has access to business account funds and that the withdrawal of funds would not adversely impact the business. CRED 0100 Exception Cleared.
												Approved	A	A	A	A	A
300025151	172140	07/21/2015	Credit	Missing Lease Agreement and/or Not Executed	LEAS 0001	2	Acknowledged	Per final (p 177) lender qualified borrower with rental income of $670 using lease method. No copy of Lease agreement was provided for property, as required per Appendix Q.
Low LTV/CLTV - 49.24% LTV/CLTV is below maximum of 80% allowed. ; Excellent verified credit history - 813 qualifying credit history. Very limited open credit. No derogatory credit. Credit file dates back to 5/1999.
												Approved	B	B	B	B	B
300035048	172064	07/20/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,475,000 is supported. No post closing CDA provided.	07/24/2015
Excellent verified housing payment history - Credit report reflects 176 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 747 qualifying credit score.  700 minimum score required per guidelines.  Credit file dates back to 02/1983.

7/23/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,475,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300035048	172068	07/20/2015	Property	Proximity of Comparables to Subject Property is Unacceptable	APPR 0007	1	Closed
Subject is located in a suburban location.  Appraiser provided 7 comps with distance range from 0.84 miles to 13.33 miles from subject. Comp #4 is within 1 mile and listing comp #7 is within 2 miles. Comp 4 which is the only comp within 1 mile of subject required net and gross adjustments of 36% and 51%. Comp 4 does not appear to be a valid comp. All other comps are 4.81-13.33 miles from subject. No other comp provided is within the same city or zip code as subject.
									08/04/2015
Excellent verified housing payment history - Credit report reflects 176 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 747 qualifying credit score.  700 minimum score required per guidelines.  Credit file dates back to 02/1983.
											8/4/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,475,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0007 Exception Cleared.	Approved	A	A	A	A	A
300035048	172080	07/20/2015	Credit	Missing Employment doc (VOE)	CRED 0007	1	Closed
3rd party verification of both business provided in file (pg 513-523, 761). Missing verification of the name and title of lender employee who obtained the verification as required per lender guidelines (pg 20 of 31).
									08/10/2015
Excellent verified housing payment history - Credit report reflects 176 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 747 qualifying credit score.  700 minimum score required per guidelines.  Credit file dates back to 02/1983.

8/7/15 - Received a copy of the State business search for business #2 dated pre consummation. Business status is active. Formation date is 02/09/2011, thus confirms 24 months self-employment. The document reflects the name of the person that the information was verified by, verification date, and Client Advocate for seller. Verification of the name and title of lender employee who obtained the verification for business completed as required per guidelines. CRED 0007 Exception Cleared.
												Approved	A	A	A	A	A
300035048	172082	07/20/2015	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed	CPA letter for use of business funds (pg 30) is not dated by the CPA.	08/05/2015
Excellent verified housing payment history - Credit report reflects 176 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 747 qualifying credit score.  700 minimum score required per guidelines.  Credit file dates back to 02/1983.

8/4/15 - Received response from lender of: "Dated CPA Letter". Attached is a copy of the CPA letter for use of business funds dated 7/17/15, which is dated post Note consummation. ** Post consummation dated CPA letter is in support of the undated CPA letter and 2 months bank statements that were presented in the original loan file (pg 30). CRED 0083 Exception Cleared.
												Approved	A	A	A	A	A
300035048	172083	07/21/2015	Credit	Insufficient verified reserves	CRED 0100	1	Closed
Reserves of 12 months PITI on subject is required. Only 10.05 months verified. Borrower is short reserves due to 401k Terms of withdrawal not meeting lender guidelines. Documentation provided (Pg 41) reflects only that borrower can obtain a loan. Documentation is generic and is not specific to terms of borrowers 401k plan. Documentation does not state if borrower is allowed to withdraw funds only at termination, as required per lender guidelines (pg 4 of 31). Borrower does not have sufficient reserves without 401K assets. Reserves verified of $64,762.75. Reserves required of $77,329.32. Borrower is short verified reserves by $12,566.67.
									08/07/2015
Excellent verified housing payment history - Credit report reflects 176 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 747 qualifying credit score.  700 minimum score required per guidelines.  Credit file dates back to 02/1983.

8/7/15 - Received terms of withdrawal for GT Source/Paychex (12 pages total). Document allows hardship withdrawal for primary, thus account included for reserves which meets 12 months PITI requirements. CRED 0010 Exception Cleared.
												Approved	A	A	A	A	A
300035048	172087	07/21/2015	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed
Missing credit supplement (as referenced by lender pg 248) or other acceptable documentation to evidence lease is paid in full and closed.  Payment was excluded from DTI.  Per credit report pg 248 borrower opened new lease 04/15 after closing other lease.
									08/04/2015
Excellent verified housing payment history - Credit report reflects 176 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 747 qualifying credit score.  700 minimum score required per guidelines.  Credit file dates back to 02/1983.

8/4/15 - Received email request from lender stating that auto lease payment was included, not excluded.  Note on credit report from lender originally stated to obtain a supplement reflecting auto lease was paid off and closed.  Payment was confirmed to have been included by the lender in qualifying.  CRED 0093 Exception Cleared.
												Approved	A	A	A	A	A
300035048	172194	07/21/2015	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	No signed loan approval in file. 1008 pg 884 is signed but not dated.	08/05/2015
Excellent verified housing payment history - Credit report reflects 176 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 747 qualifying credit score.  700 minimum score required per guidelines.  Credit file dates back to 02/1983.
											8/4/15 - Received a copy of the underwriter signed 1008 dated 7/8/15. ** Confirmed DTI 35.573% agrees with the 1008 that was presented in the original loan file. APRV 0003 Exception Cleared.	Approved	A	A	A	A	A
300035048	172198	07/21/2015	Compliance	Special Information Handbook Not Provided Within 3 Business Days	COMP 0039	1	Closed
Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date. Copy of booklet provided (pg 327) however no evidence of delivery to borrower.

									08/05/2015
Excellent verified housing payment history - Credit report reflects 176 months of current and prior mortgage history paid 0x30.  ; Excellent verified credit history - 747 qualifying credit score.  700 minimum score required per guidelines.  Credit file dates back to 02/1983.

8/4/15 - RLender disclosure information screen confirms HUD Settlement Cost Booklet was included with eDisclosures sent to Borrower on 5/13/15, which  is within 3 business days of application. COMP 0039 Exception Cleared.
												Approved	A	A	A	A	A
300052699	182643	09/15/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $650,000 is supported. No post closing CDA provided.	09/22/2015
Substantial verified employment history - Verified 34 yr stable job history with the same company per VVOE pg 674.; Substantial verified reserves - Post closing reserves of $567,108.72. 161 months of verified PITI reserves. 9 months reserves are required.; Excellent verified credit history - 734 qualifying score exceeds 700 require score per program guidelines. No derogatory credit. Credit file dates back to 9/1986.

9/17/15 - Received 3rd Party Desk Review that reflects original appraisal value of $650,000 is supported ($487,500 reflected on exception comment is an error). Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.
												Funded	A	A	A	A	A
300052699	182648	09/15/2015	Compliance	Affiliated Business Disclosure Not Provided Within 3 Business Days of Application	COMP 0035	1	Closed	Missing evidence borrower was provided with Affiliated Business Disclosure within 3 days of loan application date. Affiliated Business Disclosure (pg 1) is not dated within 3 days of application date.	09/21/2015
Substantial verified employment history - Verified 34 yr stable job history with the same company per VVOE pg 674.; Substantial verified reserves - Post closing reserves of $567,108.72. 161 months of verified PITI reserves. 9 months reserves are required.; Excellent verified credit history - 734 qualifying score exceeds 700 require score per program guidelines. No derogatory credit. Credit file dates back to 9/1986.

9/21/15 - Received response from lender of: "Affiliate Disclosure". Attached is an unexecuted copy of the Affiliated Business Disclosure Statement that was issued to borrower and dated within 3 business days of the initial application date. The later dated Affiliated Business Disclosure Statement that was presented in the original loan file was electronically signed by the borrower (pg 1). COMP 0035 Exception Cleared.
												Funded	A	A	A	A	A
300052699	182649	09/15/2015	Compliance	Homeownership Counseling Disclosure was not provided within 3 business days of application	RESPA 0031	1	Closed	Missing evidence that Counseling disclosure was provided to borrower within 3 days of loan application date. Disclosure in file is on pg 448 and is not dated within 3 days of application date.	09/21/2015
Substantial verified employment history - Verified 34 yr stable job history with the same company per VVOE pg 674.; Substantial verified reserves - Post closing reserves of $567,108.72. 161 months of verified PITI reserves. 9 months reserves are required.; Excellent verified credit history - 734 qualifying score exceeds 700 require score per program guidelines. No derogatory credit. Credit file dates back to 9/1986.

9/21/15 - Received response from lender: "Homeownership Counseling Disclosure". Attached is a copy of the Homeownership Counseling Organization List issued to borrower and dated with 3 business days of the application date. RESPA 0031 Exception Cleared.
												Funded	A	A	A	A	A
300052699	182653	09/15/2015	Property	Appraisal line, net and/or gross line item adjustments exceed agency guidelines.	APPR 0013	1	Closed
Line adjustments are not within 10% guideline. 3 of 4 comps exceed 10%. Adjustments are related to square footage and location. Net adjustments on Comps 2 and 3 exceed 15% guideline. Gross adjustments exceed 25% guideline on Comps 2, 3 and 4. Appraiser comments (pg 694) indicates there were comparables available with lower adjustments, however they were not used. Appraiser provided no other sold comparable which was new construction.
									09/17/2015
Substantial verified employment history - Verified 34 yr stable job history with the same company per VVOE pg 674.; Substantial verified reserves - Post closing reserves of $567,108.72. 161 months of verified PITI reserves. 9 months reserves are required.; Excellent verified credit history - 734 qualifying score exceeds 700 require score per program guidelines. No derogatory credit. Credit file dates back to 9/1986.

9/17/15 - Received 3rd Party Desk Review that reflects original appraisal value of $650,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0013 Exception Cleared.
												Funded	A	A	A	A	A
300052699	182667	09/15/2015	Credit	Missing Verification of Rental	CRED 0021	1	Closed
VOR was not provided in file. Final 1003 pg 202 has the borrower living in a rental for 3.92 yrs at $2100/mo however no VOR or cancelled checks were provided in the file. Missing 24 months of housing history with verified payment history of 24 months.
									09/22/2015
Substantial verified employment history - Verified 34 yr stable job history with the same company per VVOE pg 674.; Substantial verified reserves - Post closing reserves of $567,108.72. 161 months of verified PITI reserves. 9 months reserves are required.; Excellent verified credit history - 734 qualifying score exceeds 700 require score per program guidelines. No derogatory credit. Credit file dates back to 9/1986.

9/22/15 - Received response from lender: "All 24 months of rent checks". Attached is 25 months of cancelled checks covering 7/1/13 thru 7/1/15. Each check is in made payable to the same individual in the amount of $2100. Rental payment agrees with prior housing payment provided on the 1003/Application. Payments are dated prior to or on the first day of each month. Cancelled checks confirm 24 months satisfactory rental payment history. CRED 0021 Exception Cleared.
												Funded	A	A	A	A	A
300052699	182713	09/15/2015	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	1008 in file (pg 797) is signed but not dated. Unable to determine approval date.	09/21/2015
Substantial verified employment history - Verified 34 yr stable job history with the same company per VVOE pg 674.; Substantial verified reserves - Post closing reserves of $567,108.72. 161 months of verified PITI reserves. 9 months reserves are required.; Excellent verified credit history - 734 qualifying score exceeds 700 require score per program guidelines. No derogatory credit. Credit file dates back to 9/1986.

9/21/15 - Received response from lender: "1008". Attached is a copy of the underwriter signed and dated 1008. DTI 41.674% agrees with the DTI that was provided on the 1008 that was presented in the original loan file (pg 797). APRV 0003 Exception Cleared.
												Funded	A	A	A	A	A
300073686	185900	10/14/2015	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	1008 in file (pg 604) is not dated. No other lender approval in file. Unable to determine loan approval date.	10/19/2015
Substantial verified reserves - Post closing reserves of $152,329.95. 39 months of verified PITI reserves. 9 months of PITI reserves required. ; Excellent verified credit history - 759 qualifying credit scores. 700 minimum required score. No material derogatory credit. Credit file dates back to 4/1996. ; Substantial verified employment history - Borrower on current job since 2002 per VOE (pg 436).

10/19/15 - Received response from lender: "1008". Attached is copy of the underwriter signed 1008 dated 10/8/15. DTI agrees with the DTI on the 1008 that was presented in the original loan file (pg 604). APRV 0003 Exception Cleared.
												Funded	A	A	A	A	A
300073686	185905	10/14/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office. No Closing Instructions provided in file.
									10/19/2015
Substantial verified reserves - Post closing reserves of $152,329.95. 39 months of verified PITI reserves. 9 months of PITI reserves required. ; Excellent verified credit history - 759 qualifying credit scores. 700 minimum required score. No material derogatory credit. Credit file dates back to 4/1996. ; Substantial verified employment history - Borrower on current job since 2002 per VOE (pg 436).

10/19/15 - Settlement Agent confirms Security Deed  was sent for recording to the County Superior Court on 10/9/15. Title commitment number documented in the original loan file (pg 597) is the same number referenced in the email correspondence and Settlement Agent cover letter. DEED 0049 Exception Cleared.
												Funded	A	A	A	A	A
300073686	185906	10/14/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $754,000 is supported. No post closing CDA provided.	10/19/2015
Substantial verified reserves - Post closing reserves of $152,329.95. 39 months of verified PITI reserves. 9 months of PITI reserves required. ; Excellent verified credit history - 759 qualifying credit scores. 700 minimum required score. No material derogatory credit. Credit file dates back to 4/1996. ; Substantial verified employment history - Borrower on current job since 2002 per VOE (pg 436).
											10/15/15 - Exception cleared based on vendor explanation and due to legal description on the CDA matches the appraisal report and title report. APPR 0040 Exception Cleared.	Funded	A	A	A	A	A
110858233	132937	12/21/2014	Credit	Missing Divorce Decree and/or Separation Agreement	DD 0001	2	Acknowledged
Per tax returns (pg 293, 323) borrower paid alimony of $3000/month. Borrower letter (pg 180) states he no longer has a copy of his divorce decree and that Alimony payments ended in 8/2014. Per lender memo (pg 181) borrower has refused to provide his divorce papers. Lender memo indicates borrower is on banks Board of Advisors and was not required to provide divorce papers in the past. Lender included $3000 Alimony payment in DTI. Unable to confirm if alimony has ended or is scheduled to increase.  Full verification of all Liabilities is required per Appendix Q.

Excellent verified credit history - 799 qualifying credit score. 700 minimum required per guidelines. No derogatory credit. Credit file dates back to 3/1989. ; Low LTV/CLTV - LTV/CLTV of 56.96%/56.96%. 80% maximum allowed per guidelines. ; Low DTI - Review DTI of 12.56% on fully documented file. 41% maximum DTI allowed per guidelines. ; Substantial verified reserves - Post closing reserves of $221,862.92. 61 months of verified PITI reserves. 12 months required.
												Approved	B	B	B	B	B
110858233	132938	12/21/2014	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office. No Closing Instructions to title company provided for review.
									12/29/2014
Excellent verified credit history - 799 qualifying credit score. 700 minimum required per guidelines. No derogatory credit. Credit file dates back to 3/1989. ; Low LTV/CLTV - LTV/CLTV of 56.96%/56.96%. 80% maximum allowed per guidelines. ; Low DTI - Review DTI of 12.56% on fully documented file. 41% maximum DTI allowed per guidelines. ; Substantial verified reserves - Post closing reserves of $221,862.92. 61 months of verified PITI reserves. 12 months required.

12/29/14 - Received lender closing instruction that reflects on page 1 (21 total pages) that loan must record on or before: December 16, 2014. ** This confirms intent to record legal documents. DEED 0049 Exception Cleared.
												Approved	A	A	A	A	A
110858233	132939	12/21/2014	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,150,000 is supported. No post closing CDA provided.	01/12/2015
Excellent verified credit history - 799 qualifying credit score. 700 minimum required per guidelines. No derogatory credit. Credit file dates back to 3/1989. ; Low LTV/CLTV - LTV/CLTV of 56.96%/56.96%. 80% maximum allowed per guidelines. ; Low DTI - Review DTI of 12.56% on fully documented file. 41% maximum DTI allowed per guidelines. ; Substantial verified reserves - Post closing reserves of $221,862.92. 61 months of verified PITI reserves. 12 months required.

1/12/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,150,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
110858233	132943	12/21/2014	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed
Missing complete copy of 2013 1120S returns. Copy of 2013 return (pg 387) reflects an attachment for Other Deductions which was not provided in the file. Unable to confirm amount of disallowed meals expenses required to fully calculate borrower business income. (2012 attachment was provided pg 410). Missing 2013 Statement with Other Deductions detailed.
									10/16/2015
Excellent verified credit history - 799 qualifying credit score. 700 minimum required per guidelines. No derogatory credit. Credit file dates back to 3/1989. ; Low LTV/CLTV - LTV/CLTV of 56.96%/56.96%. 80% maximum allowed per guidelines. ; Low DTI - Review DTI of 12.56% on fully documented file. 41% maximum DTI allowed per guidelines. ; Substantial verified reserves - Post closing reserves of $221,862.92. 61 months of verified PITI reserves. 12 months required.

1/5/15 - Received copy of 2013 1120S Federal Statements 1 to 15. Statement 1 (pg 1) reflects breakdown for Other Deductions which consists of 50 percent deduction for Meals and Entertainment. Business income used to qualify is already reduced by  Meals and Entertainment plus excluded expenses reported on Statement 10. CRED 0087 Exception Cleared.
												Approved	A	A	A	A	A
110858233	132944	12/21/2014	Credit	Missing Employment doc (VVOE)	CRED 0006	1	Closed
No 3rd party verification of self employment provided. Verification provided is printout of Web Page for business showing borrower as xxxx (pg 286). Missing 3rd party verification from State agency or CPA verifying borrowers self employment for a minimum of 2 years. All verifications to be dated prior to Note consummation date. Additionally missing pre-funding VVOE required by lender guidelines.
									10/14/2015
Excellent verified credit history - 799 qualifying credit score. 700 minimum required per guidelines. No derogatory credit. Credit file dates back to 3/1989. ; Low LTV/CLTV - LTV/CLTV of 56.96%/56.96%. 80% maximum allowed per guidelines. ; Low DTI - Review DTI of 12.56% on fully documented file. 41% maximum DTI allowed per guidelines. ; Substantial verified reserves - Post closing reserves of $221,862.92. 61 months of verified PITI reserves. 12 months required.
											1/9/14 - Received pre funding VVOE dated 12/08/14 confirmed with CPA who verified borrowers self employment for more than 2 years. Employer was formed in January 1993. CRED 0006 Exception Cleared.	Approved	A	A	A	A	A
110871069	137187	01/22/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $635,000 is supported. No post closing CDA provided.	01/26/2015
Excellent verified housing payment history - Borrower has long term established credit history with mortgage history paid 0x30 for 53 months reviewed and all consumer credit reflected to be paid 0x30 and 797 FICO score, minimum required per guides is 700.; Low DTI - Verified low DTI of 24.80%. Max DTI allowed per guides is 41%; Substantial verified employment history - Borrower has been employed for over 5 years as a XXX per WVOE (pg 501).

1/26/15 - Received 3rd Party Desk Review that reflects original appraisal value of $635,000 is not supported by CDA value of $630,000 but is within tolerance of less than negative -1%, thus acceptable.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Funded	A	A	A	A	A
110871069	137205	01/22/2015	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed	Subject is new construction. Missing copy of Certificate of Occupancy as required per Client.	10/14/2015
Excellent verified housing payment history - Borrower has long term established credit history with mortgage history paid 0x30 for 53 months reviewed and all consumer credit reflected to be paid 0x30 and 797 FICO score, minimum required per guides is 700.; Low DTI - Verified low DTI of 24.80%. Max DTI allowed per guides is 41%; Substantial verified employment history - Borrower has been employed for over 5 years as a XXX per WVOE (pg 501).
											1/28/15 - Received a Residential Certificate of Occupancy issued for the subject property Permit issued on 12/30/2014. PROP 0012 Exception Cleared.	Funded	A	A	A	A	A
110871069	137213	01/22/2015	Credit	Missing Loan Approval Date	APRV 0003	1	Closed
1008 approval in file (pg. 218) reflects approving underwriter with DTI of 25.050% but no date is reflected. There is a Underwriting Decision that follows (pg. 220), however, it reflects a decision date of 1/15/2015 which is after loan consummation. Missing fully executed 1008 dated prior to loan consummation.
									10/14/2015
Excellent verified housing payment history - Borrower has long term established credit history with mortgage history paid 0x30 for 53 months reviewed and all consumer credit reflected to be paid 0x30 and 797 FICO score, minimum required per guides is 700.; Low DTI - Verified low DTI of 24.80%. Max DTI allowed per guides is 41%; Substantial verified employment history - Borrower has been employed for over 5 years as a XXX per WVOE (pg 501).

1/26/15 - Received copy of 1008 approval that reflects XXXX as approving underwriter with DTI of 25.050% and is dated 1/6/2015 which is prior to loan consummation date of 1/7/2015. APPV 0003 Exception Cleared.
												Funded	A	A	A	A	A
110871069	137584	01/23/2015	Property	Appraisal is Incomplete	APPR 0002	1	Closed
Missing full appraisal 1004 with interior and exterior photos to reflect value of $635,000. Primary appraisal provided in file is Exterior Only on Form 2055 dated 12/17/2014 and reflects a value of $635,000 (pg 88). 1004D (pg 560) reflects subject is complete and includes interior photos. Missing 1004 appraisal required on securitized loans.
									01/26/2015
Excellent verified housing payment history - Borrower has long term established credit history with mortgage history paid 0x30 for 53 months reviewed and all consumer credit reflected to be paid 0x30 and 797 FICO score, minimum required per guides is 700.; Low DTI - Verified low DTI of 24.80%. Max DTI allowed per guides is 41%; Substantial verified employment history - Borrower has been employed for over 5 years as a XXX per WVOE (pg 501).

1/26/15 - Received full URAR 1004 pre-construction appraisal dated 1/15/2014 (one year prior to closing) completed by same appraiser as the 2055 and 1004D final inspection. Dated Appraisal reflects a value of $630,000 vs. current 2055 that reflects a value of $635.000. Variance of $5000 in value and not considered material.  APPR 0002 Exception Cleared.
												Funded	A	A	A	A	A
110871069	137603	01/23/2015	Credit	Hazard Insurance Coverage Amount is Insufficient	HAZ 0004	1	Closed
Subject is in Flood Zone AE per Flood Cert (pg 52) and Notice of Special Flood Hazard Disclosure (pg 54). No flood insurance provided in file. Unable to confirm amount of flood insurance premium. Credit review not complete.
									01/28/2015
Excellent verified housing payment history - Borrower has long term established credit history with mortgage history paid 0x30 for 53 months reviewed and all consumer credit reflected to be paid 0x30 and 797 FICO score, minimum required per guides is 700.; Low DTI - Verified low DTI of 24.80%. Max DTI allowed per guides is 41%; Substantial verified employment history - Borrower has been employed for over 5 years as a XXX per WVOE (pg 501).
											1/28/15 - Received a copy of borrower executed and dated 1/7/15 "Notice of Property NOT in Special Flood Hazard Area". Date of 1/7/2015 matches to loan consummation date. HAZ 0004 Exception Cleared.	Funded	A	A	A	A	A
110871069	137634	01/23/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									01/27/2015
Excellent verified housing payment history - Borrower has long term established credit history with mortgage history paid 0x30 for 53 months reviewed and all consumer credit reflected to be paid 0x30 and 797 FICO score, minimum required per guides is 700.; Low DTI - Verified low DTI of 24.80%. Max DTI allowed per guides is 41%; Substantial verified employment history - Borrower has been employed for over 5 years as a XXX per WVOE (pg 501).
											1/26/15 - Confirmed the closing instruction verbiage addresses how the Closing Agent is to send legal documents to proper recording office. DEED 0049 Exception Cleared.	Funded	A	A	A	A	A
300001762	137251	01/22/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $850,000 is supported. No post closing CDA provided.	01/27/2015
Excellent verified credit history - 112 months of mortgage history reporting 0x30 per credit report. ; Excellent verified credit history - 770/790 qualifying credit scores. No derogatory credit. Credit file dates back to 3/1994.
											1/26/15 - Received 3rd Party Desk Review that reflects original appraisal value of $850,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300001762	137254	01/22/2015	Compliance	No evidence lender provided copies of written appraisals	ECOA 0003	1	Closed	ECOA Disclosure / Right to Receive Appraisal (pg 89) is dated 1/9/2015 which is not within 3 days of loan application date.	01/27/2015
Excellent verified credit history - 112 months of mortgage history reporting 0x30 per credit report. ; Excellent verified credit history - 770/790 qualifying credit scores. No derogatory credit. Credit file dates back to 3/1994.
											1/26/15 - Received e-signed ECOA Disclosure / Right to Receive Appraisal dated 12/12/2014 which is within 3 days of loan application date of 12/10/2014. ECOA 0003 Exception Cleared.	Approved	A	A	A	A	A
300001762	137768	01/23/2015	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	1008 (pg 135) is not dated by the approving underwriter. Unable to determine date of manual underwriting approval.	01/30/2015
Excellent verified credit history - 112 months of mortgage history reporting 0x30 per credit report. ; Excellent verified credit history - 770/790 qualifying credit scores. No derogatory credit. Credit file dates back to 3/1994.
											1/30/15 - Received underwriter executed 1008 reflecting a date of 1/8/2015. DTI is 28.83% which matches to the 1008 originally provided. APRV 0001 Exception Cleared.	Approved	A	A	A	A	A
300001762	137791	01/23/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									01/28/2015
Excellent verified credit history - 112 months of mortgage history reporting 0x30 per credit report. ; Excellent verified credit history - 770/790 qualifying credit scores. No derogatory credit. Credit file dates back to 3/1994.

1/27/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (16 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  APN number confirmed by CDA. DEED 0049 Exception Cleared.
												Approved	A	A	A	A	A
300001762	137830	01/23/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of initial application date of 12/10/2014.	01/29/2015
Excellent verified credit history - 112 months of mortgage history reporting 0x30 per credit report. ; Excellent verified credit history - 770/790 qualifying credit scores. No derogatory credit. Credit file dates back to 3/1994.

1/28/15 - Received a copy of borrower acknowledged receipt of the Special Information Settlement booklet e-signed and dated 12/12/2014 to confirm it was provided within 3 business days of the application date of 12/10/2014. COMP 0038 Exception Cleared.
												Approved	A	A	A	A	A
300001762	137855	01/23/2015	Credit	Unacceptable Mortgage History	CRED 0001	1	Closed	Final 1003 (pg 46) reflects a $100,000 mortgage with payment of $870.08 which is not on credit report. Missing 24 month mortgage history reflecting 0x30 payment history.	10/13/2015
Excellent verified credit history - 112 months of mortgage history reporting 0x30 per credit report. ; Excellent verified credit history - 770/790 qualifying credit scores. No derogatory credit. Credit file dates back to 3/1994.

1/30/15 - Received a copy of a credit supplement dated post-consummation 1/30/15 that reflects the missing the satisfactory 24 month mortgage history for with payment of $870 and balance of $140,297. The full payment was included in qualifying pre-consummation, thus the post-dated credit supplement is deemed acceptable. CRED 0001 Exception Cleared.
												Approved	A	A	A	A	A
300001762	137857	01/23/2015	Credit	Missing Employment doc (VOE)	CRED 0007	1	Closed
Borrower VVOE (pg 257) is dated 12/17/2014 which is not within 10 days of closing as required by lender guidelines. Lender included an updated VVOE of coborrower on 1/8/2015 which met guidelines. No updated VVOE provided for borrower.
									10/13/2015
Excellent verified credit history - 112 months of mortgage history reporting 0x30 per credit report. ; Excellent verified credit history - 770/790 qualifying credit scores. No derogatory credit. Credit file dates back to 3/1994.

1/27/15 - Received response from lender of "Verbal VOE within 10 days".  Attached is 3 page document including borrower authorization and certification form along with two VVOE for both borrowers dated 1/8/2015 to confirm employment within 10 days of closing per lender guidelines.  CRED 0007 Exception Cleared.
												Approved	A	A	A	A	A
300001762	137865	01/23/2015	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed
HUD from sale of departing primary reflects proceeds of $190,349.82 (final HUD1, pg. 371). Missing evidence the proceeds from sale of property in the amount of $190,349.82 was transferred to Closing Agent or transferred to borrowers accounts.
									10/13/2015
Excellent verified credit history - 112 months of mortgage history reporting 0x30 per credit report. ; Excellent verified credit history - 770/790 qualifying credit scores. No derogatory credit. Credit file dates back to 3/1994.

2/2/15 - Received a copy of 18 page bank statement fro period covering 12/9/14 to 1/7/15.  Checking account reflects a $190,349.82 deposit in 12/31/14 (pg. 3 of 18) to confirm borrower received net proceeds from sale of departing residence. CRED 0083 Exception Cleared.;
												Approved	A	A	A	A	A
300001762	137880	01/23/2015	Property	Lender Review Variance is not within tolerance.	APPR 0030	1	Closed	AVM (pg 355) returned a score of Examine. Valuation of $599,800. Subject value is $850,000. Variance of -29.44% is excessive. No Lender desk review provided in file.	10/13/2015
Excellent verified credit history - 112 months of mortgage history reporting 0x30 per credit report. ; Excellent verified credit history - 770/790 qualifying credit scores. No derogatory credit. Credit file dates back to 3/1994.
											1/29/15 - Due to documents provided by lender along with the 3rd Party CDA reflecting value supported exception cleared. APPR 0030 Exception Cleared.	Approved	A	A	A	A	A
300005141	147778	02/26/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $950,000 is supported. No post closing CDA provided.	03/13/2015
Substantial verified reserves - Post closing reserves of $104,998.88. 33 months of verified PITI reserves. 12 months required per guidelines. ; Low DTI - 10.2% DTI on fully documented file. 41% maximum allowed per guidelines. ; Excellent verified credit history - 781/784 qualifying credit scores. 720 minimum required. No derogatory credit.  Credit file dates back to 5/1/1983.
											3/12/15 - Received 3rd Party Desk Review that reflects original appraisal value of $950,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300005141	147780	02/26/2015	Compliance	Right of Recission Is Not on Correct Form	ROR 0011	1	Closed
Right of Recession (pg 62, 63) is on H8 form. Refinance is a Lender to Lender refinance and should be performed on the H-9 form.  While no new funds were advanced it is a Lender to Lender refinance, thus H-9 form should be used.
									03/16/2015
Substantial verified reserves - Post closing reserves of $104,998.88. 33 months of verified PITI reserves. 12 months required per guidelines. ; Low DTI - 10.2% DTI on fully documented file. 41% maximum allowed per guidelines. ; Excellent verified credit history - 781/784 qualifying credit scores. 720 minimum required. No derogatory credit.  Credit file dates back to 5/1/1983.

3/16/15 - Received copies of two executed re-opened rescission with new ROR expiration period being midnight on 3/14/15. Executed RORs is dated 3/11/15 by both title holders.  Re-opened rescission period has expired, thus cleared. No lender letter of explanation included, however RORs fully executed with rescission period lapsed.  ROR 0011 Exception Cleared.
												Approved	A	A	A	A	A
300005141	147784	02/26/2015	Credit	Final 1003 Application is Incomplete	APP 0002	1	Closed
Final 1003 (pg 57) is deficient/incorrect for the following: 1) Acquisition/refinance data in Section II is not completed. 2) Present Housing Expense section is not completed. 3) Time at present address stated to be 1 yr 6 mos, however per appraisal subject was completed in 8/2014. Time at present address is not correct.
									10/13/2015
Substantial verified reserves - Post closing reserves of $104,998.88. 33 months of verified PITI reserves. 12 months required per guidelines. ; Low DTI - 10.2% DTI on fully documented file. 41% maximum allowed per guidelines. ; Excellent verified credit history - 781/784 qualifying credit scores. 720 minimum required. No derogatory credit.  Credit file dates back to 5/1/1983.

3/20/15 - Received response of "final 1003". Attached is amended / updated executed 1003 dated 3/18/2015, post-consummation. Amended 1003 corrected time at present residence to 6 months to confirm appraisal reflecting residence completed 08/2014 and prior residence in NC for 24 years with signatures and initials to support changes.  APP 0002 Exception Cleared.
												Approved	A	A	A	A	A
300005141	147786	02/26/2015	Property	Appraisal Value is not supported by comparables	APPR 0039	1	Closed
Value is not supported by the appraisal report due to the following: 1) Comp distances range from .54 miles to 18.43 miles from subject. Only 2 of the 8 Comps are under 1 mile from subject. Appraiser states that subject is custom built home on the owners lot and no spec homes were found in the subject county or within 20 miles of subject that were considered comparable to the subject in the past 3 years.  2) Subject value is above predominate value of $400,000. Variance above predominate value is 137% and appraiser has provided no explanation or indicated if subject is an over improvement for the neighborhood. Based on appraisers narrative concerning lack of similar comparables the subject could be an over improvement.  3) Line adjustments on Comps 2, 4, and 6 are outside of 10% guideline and Gross adjustments on Comps 1, 2, 4, 5 and 6 are outside of 25% guideline. Appraiser provided substantial narrative concerning choice of comps and adjustments, however excessive adjustments indicate comps are not truly comparable to subject.
Appraisal value of $950,000 is not adequately supported by this report. Subject is located in a suburban area, however Comps distances, sale dates and adjustments are well outside of standard guidelines.
									03/13/2015
Substantial verified reserves - Post closing reserves of $104,998.88. 33 months of verified PITI reserves. 12 months required per guidelines. ; Low DTI - 10.2% DTI on fully documented file. 41% maximum allowed per guidelines. ; Excellent verified credit history - 781/784 qualifying credit scores. 720 minimum required. No derogatory credit.  Credit file dates back to 5/1/1983.
											3/12/15 - Received 3rd Party Desk Review that reflects original appraisal value of $950,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0039 Exception Cleared.	Approved	A	A	A	A	A
300005141	147798	02/26/2015	Credit	Unacceptable Mortgage History	CRED 0001	1	Closed	Mortgage being paid off at closing is reporting for only 3 months. Credit report reflects mortgage opened on 9/2013. Missing complete 14 month mortgage history showing 0x30 payment history.	10/13/2015
Substantial verified reserves - Post closing reserves of $104,998.88. 33 months of verified PITI reserves. 12 months required per guidelines. ; Low DTI - 10.2% DTI on fully documented file. 41% maximum allowed per guidelines. ; Excellent verified credit history - 781/784 qualifying credit scores. 720 minimum required. No derogatory credit.  Credit file dates back to 5/1/1983.

3/6/15 - Received loan payment history from 11/2013 first payment to 02/2015 when loan was paid off. Payment history reflects payments made on time (considering the 15 day grace period). CRED 0001 Exception Cleared.
												Approved	A	A	A	A	A
300006712	148222	03/05/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $775,000 is supported. No post closing CDA provided.	10/14/2015
Excellent verified housing payment history - 218 months of mortgage history reporting with 0x30 payment history. ; Substantial verified employment history - 3rd party verification(pg 423) verified 10 years of self employment. ; Low DTI - 31.76% DTI on fully documented file. 41% maximum allowed per lender guidelines.

3/6/15 - Received 3rd Party Desk Review that reflects original appraisal value of $775,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300006712	148241	03/06/2015	Property	Appraisal is Incomplete	APPR 0002	1	Closed
Appraisal was completed Subject To Completion. 442 inspection with photos (pg 488) indicates subject is 100% complete, however Photo of pool (pg 490) indicates pool is not complete. Construction Costs detailed (pg 503) indicate some pool costs were included in the contract and some pool costs totaling $21,430 were to be funds by the borrower. No evidence of Escrow holdback on HUD to insure pool is completed.
									10/09/2015
Excellent verified housing payment history - 218 months of mortgage history reporting with 0x30 payment history. ; Substantial verified employment history - 3rd party verification(pg 423) verified 10 years of self employment. ; Low DTI - 31.76% DTI on fully documented file. 41% maximum allowed per lender guidelines.

4/22/15 - Received response from lender of: "final inspections". Attached is a 6-page document that includes evidence of a final inspection with evidence of a COO and final photos dated 4/20/15.  This inspection report reflects the pool is complete and photos confirm the same for the pool and the hot tub. APPR 0002 Exception Cleared.
												Approved	A	A	A	A	A
300006712	148278	03/06/2015	Credit	Insufficient Verified Reserves (Number of Months)	CRED 0017	2	Acknowledged
Total cash assets of $45,753.48 (pg 241), not including business funds per guidelines. Post closing reserves of $27,354.50. 7.32 months of PITI reserves verified. 12 months of PITI reserves required per guidelines. Total reserves of 12 months PITI from subject of $44,719.20. Verified post closing reserves of $27,354.50.  Short required reserves of $17,364.70.

Excellent verified housing payment history - 218 months of mortgage history reporting with 0x30 payment history. ; Substantial verified employment history - 3rd party verification(pg 423) verified 10 years of self employment. ; Low DTI - 31.76% DTI on fully documented file. 41% maximum allowed per lender guidelines.

Client: 3/30/15 - Received email confirmation that they acknowledge the  Reserve Exception due to compensating factors of housing / credit / employment histories and DTI.  CRED 0017 Overridden to EV2 level
												Approved	B	B	B	B	B
300006712	148280	03/06/2015	Credit	Missing Verification of Rental	CRED 0021	1	Closed	Final 1003 (pg 45) reports borrower renting current primary for 11 months. Missing verification of rental history for this address.	03/26/2015
Excellent verified housing payment history - 218 months of mortgage history reporting with 0x30 payment history. ; Substantial verified employment history - 3rd party verification(pg 423) verified 10 years of self employment. ; Low DTI - 31.76% DTI on fully documented file. 41% maximum allowed per lender guidelines.
											3/26/15 - Received Verification of Rent for previous primary at XXXX reflecting 11 months of satisfactory rental payments. CRED 0021 Cleared.	Approved	A	A	A	A	A
300006712	148281	03/06/2015	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed
Construction Costs detailed (pg 503) indicate some pool costs were included in the contract and some pool costs totaling $21,430 were to be funds by the borrower. Missing evidence that these costs were paid by the borrower. Borrower has insufficient verified assets to cover additional costs associated with pool completion.
									04/27/2015
Excellent verified housing payment history - 218 months of mortgage history reporting with 0x30 payment history. ; Substantial verified employment history - 3rd party verification(pg 423) verified 10 years of self employment. ; Low DTI - 31.76% DTI on fully documented file. 41% maximum allowed per lender guidelines.

4/24/15 - Received response from lender of: "Check for Pool $18,791". Attached is a check copy payable to XXXX for $18,791 signed and written on Bank business account . This check along with previous check copy provided in amount of $2639, totals $21,430.  Based on construction contract and the final 442 inspection with photos reflecting pool is complete, clearing exception. CRED 0083 Exception Cleared.
												Approved	A	A	A	A	A
300014961	160227	05/13/2015	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	Loan Decision (pg 128) reflects a decision date of 05/11/2015. Loan closed 04/30/2015. 1008 pg 119 is signed but not dated. Missing evidence of lender approval prior to closing.	08/21/2015
Excellent verified credit history - 790 qualifying credit scores.  700 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 02/1997. ; Substantial verified reserves - Post closing reserves $399,589.42.  128 months of PITI reserves verified.  12 months PITI reserves required. All lender reserve requirement were met.
											5/18/15 - Received copy of lender executed and dated (4/30/2014) 1008 reflecting a DTI of 38.98% that matches to the DTI on the 1008 in file. APRV 0003 Exception Cleared.	Funded	A	A	A	A	A
300014961	160230	05/13/2015	Credit	Final 1003 Application is Incomplete	APP 0002	1	Closed	Final 1003 (pg 48) is not signed or dated by borrower. Borrower signed other pages of 1003 but did not sign the acknowledgment.	05/26/2015
Excellent verified credit history - 790 qualifying credit scores.  700 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 02/1997. ; Substantial verified reserves - Post closing reserves $399,589.42.  128 months of PITI reserves verified.  12 months PITI reserves required. All lender reserve requirement were met.

5/26/15 - Received response of: "Signed 1003". Attached is five page borrower fully executed 1003 that is dated 5/26/2015, post transaction date (4/30/2015). Lender executed and dated 4/30/2015.  APP 0002 Exception Cleared.
												Funded	A	A	A	A	A
300014961	160234	05/13/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $625000 is supported. No post closing CDA provided.	05/21/2015
Excellent verified credit history - 790 qualifying credit scores.  700 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 02/1997. ; Substantial verified reserves - Post closing reserves $399,589.42.  128 months of PITI reserves verified.  12 months PITI reserves required. All lender reserve requirement were met.

5/21/15 - Received 3rd Party Desk Review that reflects original appraisal value of $625,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APN confirmed APPR 0040 Exception Remains pending corrected CDA.
												Funded	A	A	A	A	A
300014961	160272	05/13/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed
Missing documentation to evidence receipt of IRA distributions or that borrower has set up distributions in the amount of $9000 per month. Distributions to start at or prior to first payment date. Lender used $9000/mo in projected IRA distributions to qualify.  2012/2013 tax returns (pgs 253/259) and bank and IRA statements (pgs 205/241) provided do not reflect receipt of IRA distributions. Loan approval pg 129 item #38 reflects documentation was cleared by underwriter. Copy of Bank statement (pg 223) reflects a $9000 withdrawal on 3/31/2015 and on 4/5/2015. No evidence provided that this has been set up to reoccur on a monthly basis.
									06/15/2015
Excellent verified credit history - 790 qualifying credit scores.  700 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 02/1997. ; Substantial verified reserves - Post closing reserves $399,589.42.  128 months of PITI reserves verified.  12 months PITI reserves required. All lender reserve requirement were met.

6/11/15 - Loan file contains evidence of two months distributions from the Active Asset Account prior to loan consummation (pg 223,227,238-239). Lender approval (pg 129 item 38) states verification of distributions from  "retirement" account, however, the account number noted reflects that of the active asset account. An IRA statement was provided, however, account number does not correspond with the loan approval.  Additionally, no evidence of distributions from the IRA account provided. Based on supporting documentation of monthly distributions of $9000 per month from active asset account no changes to income calculation required. ** CRED 0082 Exception Cleared.
												Funded	A	A	A	A	A
300014961	160273	05/13/2015	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	1	Closed
Missing copy of $150,000 HELOC Note on departure residence. Payment for review sourced from final 1003 pg 45.  File only contains 04/03/15 disclosure (pg 195) with minimum payment example. Loan approval pg 129 item #33 reflects documentation was cleared by underwriter.
									10/09/2015
Excellent verified credit history - 790 qualifying credit scores.  700 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 02/1997. ; Substantial verified reserves - Post closing reserves $399,589.42.  128 months of PITI reserves verified.  12 months PITI reserves required. All lender reserve requirement were met.

5/15/15 - Lender attached credit supplement for HELOC acct reflecting opened date of 04/2015 with a line limit of $150,000 and current balance of $0 with a notation that "No payments made, none due, not able to draw until 04/29/15." CRED 0096 Exception Cleared.
												Funded	A	A	A	A	A
300014961	165295	06/15/2015	Credit	Insufficient Verified Funds to Close	CRED 0016	1	Closed
Based on removal of assets in reserve calculation of Active Asset Account (pg 224,210) due to monthly recurring withdrawals and IRA account (pg 241) due to lack of two consecutive months statements, insufficient reserves are verified. Per guidelines 12 months PITIA and 6 months liquid reserves required. Based on remaining verified assets borrower is short to close $104,704.17.
									10/09/2015
Excellent verified credit history - 790 qualifying credit scores.  700 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 02/1997. ; Substantial verified reserves - Post closing reserves $399,589.42.  128 months of PITI reserves verified.  12 months PITI reserves required. All lender reserve requirement were met.

6/18/15 - Consolidated Active Asset and IRA statement dated 3/31 received post close completes  2 consecutive months bank statement requirement for IRA account. Borrower is of retirement age, 70% value used for reserves.  Copy of the executed HUD1 and escrow incoming transfer notification confirms receipt of loan proceeds in the amount of $150,000 used for cash to close.   Including IRA assets and loan proceeds  satisfies the minimum 12 months reserves and 6 month liquid reserve requirements. ** CRED 0016 Exception Cleared.
												Funded	A	A	A	A	A
300014073	159829	05/12/2015	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	Loan Decision (pg 128) reflects a decision date of 05/12/2015 which is after loan closing of 05/01/2015. 1008 pg 120 is not signed or dated. Missing evidence of lender approval prior to closing.	08/21/2015
Excellent verified credit history - 765 qualifying credit scores. 700 minimum score required per guidelines. No derogatory credit. Credit file dates back to 10/1992. ; Excellent verified housing payment history - Credit report reflects 117 months of current and prior mortgage history paid 0x30.

5/15/15 - Received underwriter executed 1008 reflecting a date of 04/23/15. DTI is 31.2% which matches to the 1008 originally provided. Lender also provided copy of signed and dated Underwriting Decision. Both documents are dated  pre consummation. APRV 0001 Exception Cleared.

												Funded	A	A	A	A	A
300014073	159843	05/12/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $860,000 is supported. No post closing CDA provided.	05/22/2015
Excellent verified credit history - 765 qualifying credit scores. 700 minimum score required per guidelines. No derogatory credit. Credit file dates back to 10/1992. ; Excellent verified housing payment history - Credit report reflects 117 months of current and prior mortgage history paid 0x30.
											5/19/15 - Received 3rd Party Desk Review that reflects original appraisal value of $860,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Funded	A	A	A	A	A
300014073	159849	05/12/2015	Compliance	Right of Recission Is Not on Correct Form	ROR 0011	1	Closed
Right of Recession (pg 49) is on H8 form. Refinance is a Lender to Lender refinance and should be performed on the H-9 form.  While no new funds were advanced it is a Lender to Lender refinance, thus H-9 form should be used.
									06/05/2015
Excellent verified credit history - 765 qualifying credit scores. 700 minimum score required per guidelines. No derogatory credit. Credit file dates back to 10/1992. ; Excellent verified housing payment history - Credit report reflects 117 months of current and prior mortgage history paid 0x30.

6/2/15 - Received Right of Recession on H9 form executed by borrower and non borrowing spouse on 05/28/15. ROR expiration date is 06/01/15, thus rescission expired. Subject is in the state of North Carolina. ROR 0011 Exception Cleared.
												Funded	A	A	A	A	A
300014073	159868	05/12/2015	Property	Appraisal is Incomplete	APPR 0002	1	Closed
Appraisal (pg 413) for a refinance transaction reflects an inaccurate prior sale date of 01/28/2015. Based on final HUD1 in file (pg 196) borrower purchased subject on 03/20/2015 for $849,000. Prior sale date listed in appraisal is not correct. Appraiser notes he did complete appraisal for borrowers purchase transaction.
									05/27/2015
Excellent verified credit history - 765 qualifying credit scores. 700 minimum score required per guidelines. No derogatory credit. Credit file dates back to 10/1992. ; Excellent verified housing payment history - Credit report reflects 117 months of current and prior mortgage history paid 0x30.
											5/26/15 - Received response from lender of: revised appraisal." Lender attached appraisal with corrected prior sale date of 03/20/15 which matches Final HUD in file. APPR 0002 Exception Cleared.	Funded	A	A	A	A	A
300014073	159877	05/12/2015	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed
Credit inquiry letter pg 205 reflects inquires are check as New debt opened not yet reporting. Missing evidence of the New Debt opened shown on inquiry letter. Inquiry letter reflects new debt with bank xxxx 01/29/2015 and bank xxxx. Inquiry letter provided inadequate verification.
									05/27/2015
Excellent verified credit history - 765 qualifying credit scores. 700 minimum score required per guidelines. No derogatory credit. Credit file dates back to 10/1992. ; Excellent verified housing payment history - Credit report reflects 117 months of current and prior mortgage history paid 0x30.

Exception cleared based on lender confirmation that inquiry is related to seeking financing for subject transaction and that loan XXXX referenced on inquiry letter was cancelled and changed to XXXX which is the subject loan number. CRED 0093 Exception Cleared.
												Funded	A	A	A	A	A
300014073	159878	05/12/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed
Missing documentation to evidence short term debt on business tax returns (pgs 320/340) is renewable and excluded from income calculations.  1008 pg 120 refers to letter from banker not located in loan file.
									05/22/2015
Excellent verified credit history - 765 qualifying credit scores. 700 minimum score required per guidelines. No derogatory credit. Credit file dates back to 10/1992. ; Excellent verified housing payment history - Credit report reflects 117 months of current and prior mortgage history paid 0x30.

5/21/15 - Received official letter in bank letter head stating: "This letter is to confirm that account number xxxx for Data Forms of was opened in 2013 and has an annual renewal." Letter is signed by xxxx. CRED 0082 Exception Cleared.
												Funded	A	A	A	A	A
300014073	160216	05/13/2015	Credit	Hazard Insurance Coverage Amount is Insufficient	HAZ 0004	1	Closed
Hazard coverage of $565700 including extended replacement cost (pg 112) is insufficient to meet the lower of Note amount ($679200) or cost to rebuild per appraisal of $677355 (pg 411).  Based on documents in file hazard coverage is insufficient.  The file does not contain documentation to evidence how insurer established replacement value.
									05/22/2015
Excellent verified credit history - 765 qualifying credit scores. 700 minimum score required per guidelines. No derogatory credit. Credit file dates back to 10/1992. ; Excellent verified housing payment history - Credit report reflects 117 months of current and prior mortgage history paid 0x30.

5/21/15 - Received confirmation from xxxx of XXXX stating policy includes replacement cost plus endorsement which provides replacement cost at 125% of the coverage A of $565,7000 thus total replacement cost coverage amount is $707,125. HAZ 0004 Exception Cleared.
												Funded	A	A	A	A	A